File No. 333-52114
Filed on April 30, 2013	File No. 811-10011

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	16	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	56	☒

(Check appropriate box or boxes)

SBL VARIABLE ANNUITY ACCOUNT XIV
(Exact Name of Registrant)

Security Benefit Life Insurance Company
(Name of Depositor)

One Security Benefit Place, Topeka, Kansas 66636-0001
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code:
(785) 438-3000

Name of Agent for Service for Process:
Chris Swickard Associate General Counsel Security Benefit Life Insurance Company One Security Benefit Place Topeka, KS 66636-0001

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on May 1, 2013, pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on May 1, 2013, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

Prospectus

May 1, 2013

ADVISORDESIGNS® VARIABLE ANNUITY

Important Privacy Notice Included

See Back Cover

Variable annuity contracts issued by Security Benefit Life Insurance Company and offered by Security Distributors, Inc.

V6922	32-69226-00 2013/05/01

ADVISORDESIGNS® VARIABLE ANNUITY

Individual Flexible Purchase Payment
Deferred Variable Annuity Contract

Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the AdvisorDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV. Each Subaccount invests in a corresponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are:

•	Direxion Dynamic VP HY Bond

•	Dreyfus VIF International Value

•	Federated Fund for U.S. Government Securities II

•	Federated High Income Bond II

•	Fidelity® VIP Contrafund®

•	Fidelity® VIP Growth Opportunities

•	Fidelity® VIP Index 500

•	Fidelity® VIP Investment-Grade Bond

•	Franklin Small-Mid Cap Growth Securities

•	Guggenheim VT All-Asset Aggressive Strategy

•	Guggenheim VT All-Asset Conservative Strategy

•	Guggenheim VT All-Asset Moderate Strategy

•	Guggenheim VT All Cap Value

•	Guggenheim VT CLS AdvisorOne Amerigo

•	Guggenheim VT CLS AdvisorOne Clermont

•	Guggenheim VT CLS AdvisorOne Select Allocation

•	Guggenheim VT Large Cap Value

•	Guggenheim VT Mid Cap Value

•	Guggenheim VT MSCI EAFE Equal Weight

•	Guggenheim VT Multi-Hedge Strategies

•	Guggenheim VT Small Cap Value

•	Guggenheim VT StylePlus Mid Growth (formerly Guggenheim VT Mid Cap Growth)

•	Guggenheim VT U.S. Long Short Momentum

•	Invesco V.I. American Franchise (formerly Invesco Van Kampen V.I. American Franchise)

•	Invesco V.I. Government Securities

•	Invesco V.I. International Growth

•	Invesco V.I. Mid Cap Core Equity

•	Neuberger Berman AMT Guardian

•	Neuberger Berman AMT Large Cap Value

•	Oppenheimer Main Street Small Cap Fund ® /VA (formerly Oppenheimer Main Street Small- & Mid-Cap Fund®/VA)

•	PIMCO VIT Low Duration

•	PIMCO VIT Real Return

•	PIMCO VIT Total Return

•	Rydex VT Banking

•	Rydex VT Basic Materials

•	Rydex VT Biotechnology

•	Rydex VT Commodities Strategy

•	Rydex VT Consumer Products

•	Rydex VT Dow 2x Strategy

    The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectuses and summary prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses and summary prospectuses for the Underlying Funds by contacting the Company at 1-800-888-2461.

Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without an Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2013

V6922	Protected by U.S. Patent No. 7,251,623 B1.	32-69226-00 2013/05/01

•	Rydex VT Electronics

•	Rydex VT Energy

•	Rydex VT Energy Services

•	Rydex VT Europe 1.25x Strategy

•	Rydex VT Financial Services

•	Rydex VT Government Long Bond 1.2x Strategy

•	Rydex VT Health Care

•	Rydex VT Internet

•	Rydex VT Inverse Dow 2x Strategy

•	Rydex VT Inverse Government Long Bond Strategy

•	Rydex VT Inverse Mid-Cap Strategy

•	Rydex VT Inverse NASDAQ-100® Strategy

•	Rydex VT Inverse Russell 2000® Strategy

•	Rydex VT Inverse S&P 500 Strategy

•	Rydex VT Japan 2x Strategy

•	Rydex VT Leisure

•	Rydex VT Mid-Cap 1.5x Strategy

•	Rydex VT NASDAQ-100®

•	Rydex VT NASDAQ-100® 2x Strategy

•	Rydex VT Nova

•	Rydex VT Precious Metals

•	Rydex VT Real Estate

•	Rydex VT Retailing

•	Rydex VT Russell 2000® 1.5x Strategy

•	Rydex VT Russell 2000® 2x Strategy

•	Rydex VT S&P 500 2x Strategy

•	Rydex VT S&P 500 Pure Growth

•	Rydex VT S&P 500 Pure Value

•	Rydex VT S&P MidCap 400 Pure Growth

•	Rydex VT S&P MidCap 400 Pure Value

•	Rydex VT S&P SmallCap 600 Pure Growth

•	Rydex VT S&P SmallCap 600 Pure Value

•	Rydex VT Strengthening Dollar 2x Strategy

•	Rydex VT Technology

•	Rydex VT Telecommunications

•	Rydex VT Transportation

•	Rydex VT U.S. Government Money Market

•	Rydex VT Utilities

•	Rydex VT Weakening Dollar 2x Strategy

•	Templeton Developing Markets Securities

•	Templeton Foreign Securities

•	Wells Fargo Advantage Opportunity VT
Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”

This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2013 , which has been filed with the Securities and Exchange Commission (“SEC”) contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus and summary prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 56 of this Prospectus.

The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

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You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

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Definitions

Various terms commonly used in this Prospectus are defined as follows:

Accumulation Unit — A unit of measure used to calculate Contract Value.

Administrative Office — The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.

Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.

Annuity Start Date — The date when annuity payments begin as elected by the Owner.

Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

Bonus Credit — An amount added to Contract Value under the Automatic Bonus Credit Rider.

CDSC Credit — An amount added under certain circumstances to Contract Value in connection with the exchange of another contract for the Contract.

Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.

Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

Contract Value — The total value of your Contract as of any Valuation Date.

Contract Year — Each twelve-month period measured from the Contract Date.

Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.

Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.

General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Participant — A Participant under a Qualified Plan.

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Purchase Payment — An amount paid to the Company as consideration for the Contract.

Separate Account — The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract.

Purpose of the Contract — The flexible purchase payment deferred variable annuity contract (the “Contract”) described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

You may purchase the Contract as a non-tax qualified retirement plan for an individual (“Non-Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended (“Qualified Plan”). Please see the discussion under “The Contract” for more detailed information.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

The Separate Account and the Funds — The Separate Account is currently divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies. The Underlying Funds currently available under the contract are as follows:

•	Direxion Dynamic VP HY Bond

•	Dreyfus VIF International Value

•	Federated Fund for U.S. Government Securities II

•	Federated High Income Bond II

•	Fidelity® VIP Contrafund®

•	Fidelity® VIP Growth Opportunities

•	Fidelity® VIP Index 500

•	Fidelity® VIP Investment-Grade Bond

•	Franklin Small-Mid Cap Growth Securities

•	Guggenheim VT All-Asset Aggressive Strategy

•	Guggenheim VT All-Asset Conservative Strategy

•	Guggenheim VT All-Asset Moderate Strategy

•	Guggenheim VT All Cap Value

•	Guggenheim VT CLS AdvisorOne Amerigo

•	Guggenheim VT CLS AdvisorOne Clermont

•	Guggenheim VT CLS AdvisorOne Select Allocation

•	Guggenheim VT Large Cap Value

•	Guggenheim VT Mid Cap Value

•	Guggenheim VT MSCI EAFE Equal Weight

•	Guggenheim VT Multi-Hedge Strategies

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•	Guggenheim VT Small Cap Value

•	Guggenheim VT StylePlus Mid Growth (formerly Guggenheim VT Mid Cap Growth)

•	Guggenheim VT U.S. Long Short Momentum

•	Invesco V.I. American Franchise (formerly Invesco Van Kampen V.I. American Franchise)

•	Invesco V.I. Government Securities

•	Invesco V.I. International Growth

•	Invesco V.I. Mid Cap Core Equity

•	Neuberger Berman AMT Guardian

•	Neuberger Berman AMT Large Cap Value

•	Oppenheimer Main Street Small Cap Fund ® /VA (formerly Oppenheimer Main Street Small- & Mid-Cap Fund®/VA)

•	PIMCO VIT Low Duration

•	PIMCO VIT Real Return

•	PIMCO VIT Total Return

•	Rydex VT Banking

•	Rydex VT Basic Materials

•	Rydex VT Biotechnology

•	Rydex VT Commodities Strategy

•	Rydex VT Consumer Products

•	Rydex VT Dow 2x Strategy

•	Rydex VT Electronics

•	Rydex VT Energy

•	Rydex VT Energy Services

•	Rydex VT Europe 1.25x Strategy

•	Rydex VT Financial Services

•	Rydex VT Government Long Bond 1.2x Strategy

•	Rydex VT Health Care

•	Rydex VT Internet

•	Rydex VT Inverse Dow 2x Strategy

•	Rydex VT Inverse Government Long Bond Strategy

•	Rydex VT Inverse Mid-Cap Strategy

•	Rydex VT Inverse NASDAQ-100® Strategy

•	Rydex VT Inverse Russell 2000® Strategy

•	Rydex VT Inverse S&P 500 Strategy

•	Rydex VT Japan 2x Strategy

•	Rydex VT Leisure

•	Rydex VT Mid-Cap 1.5x Strategy

•	Rydex VT NASDAQ-100®

•	Rydex VT NASDAQ-100® 2x Strategy

•	Rydex VT Nova

•	Rydex VT Precious Metals

•	Rydex VT Real Estate

•	Rydex VT Retailing

•	Rydex VT Russell 2000® 1.5x Strategy

•	Rydex VT Russell 2000® 2x Strategy

•	Rydex VT S&P 500 2x Strategy

•	Rydex VT S&P 500 Pure Growth

•	Rydex VT S&P 500 Pure Value

•	Rydex VT S&P MidCap 400 Pure Growth

•	Rydex VT S&P MidCap 400 Pure Value

•	Rydex VT S&P SmallCap 600 Pure Growth

•	Rydex VT S&P SmallCap 600 Pure Value

•	Rydex VT Strengthening Dollar 2x Strategy

•	Rydex VT Technology

•	Rydex VT Telecommunications

•	Rydex VT Transportation

•	Rydex VT U.S. Government Money Market

•	Rydex VT Utilities

•	Rydex VT Weakening Dollar 2x Strategy

•	Templeton Developing Markets Securities

•	Templeton Foreign Securities

•	Wells Fargo Advantage Opportunity VT

You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

Purchase Payments — Your initial Purchase Payment must be at least $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”

Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”

At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) made prior to the Owner attaining age 59½.

The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”

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Optional Riders — Upon your application for the Contract, you may select one or more of the following riders (provided, however, that you may not select riders with total rider charges in excess of 2.00%, for riders elected prior to February 1, 2010):

•	Annual Stepped Up Death Benefit;

•	Extra Credit at 4%;

•	Waiver of Withdrawal Charge; or

•	0-Year or 4-Year Alternate Withdrawal Charge.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. The Annual Stepped Up Death Benefit rider, Extra Credit at 4% rider, and the Alternate Withdrawal Charge rider are available in every state. The Waiver of Withdrawal Charge rider is available in every state except Massachusetts. See the detailed description of each rider under “Optional Riders.”

      For information on riders that are no longer available for purchase, please see Appendix B – Riders Available for Purchase Only Prior to February 1, 2010.

Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any CDSC Credit, Credit Enhancement and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancement, CDSC Credit, and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with any Credit Enhancement, CDSC Credit, and Bonus Credits during the Free-Look Period.

Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any CDSC Credit, Credit Enhancement, or Bonus Credits); or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancement, CDSC Credit, and/or Bonus Credits.

Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

Contingent Deferred Sales Charge. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a ”withdrawal charge”). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

The Free Withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments, excluding any CDSC Credit, Credit Enhancements and/or Bonus Credits, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of the CDSC Credit, Purchase Payments and/or Bonus Credits that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Purchase Payments include Bonus Credits paid under the Automatic Bonus Credit Rider for purposes of assessing the withdrawal charge. As such, Bonus Credits are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Credits. If you received the CDSC Credit when purchasing the Contract, Purchase Payments include the CDSC Credit for purposes of assessing the withdrawal charge. As such, the CDSC Credit is subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such CDSC Credit.

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      Each Purchase Payment, CDSC Credit and Bonus Credit is considered to have a certain “age,” depending on the length of time since the Purchase Payment, CDSC Credit or Bonus Credit was effective. A Purchase Payment, CDSC Credit or Bonus Credit is “age one” in the year beginning on the date the Purchase Payment, CDSC Credit or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

Purchase Payment, CDSC Credit or Bonus Credit Age (in years)	Withdrawal Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%

The amount of total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments, CDSC Credit, and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, (2) annuity payments under options that provide for payments for life, or a period of at least seven years, or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See “Contingent Deferred Sales Charge.”

Mortality and Expense Risk Charge. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.85%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	1.10%
At least $25,000 but less than $100,000	0.95%
$100,000 or more	0.85%

During the Annuity Period, under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above, and is deducted daily. See “Mortality and Expense Risk Charge.”

Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. You may not select riders with total rider charges that exceed 2.00% of Contract Value, for riders elected prior to February 1, 2010.

For information on rider charges, please see “Optional Rider Expenses” in the Expense Table.

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Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The amount of this charge differs by Subaccount and ranges from 0.25% to 0.60%. See “Administration Charge.”

Account Administration Charge. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See “Account Administration Charge.”

Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See “Premium Tax Charge.”

Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus or summary prospectus for each Underlying Fund for more information about Underlying Fund expenses.

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Federal Tax Considerations — All or part of any distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract, is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See “Federal Tax Matters.”)

Tax-Free Exchanges — You can generally exchange one contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

The IRS has ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.

Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3000 or 1-800-888-2461.

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Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See ”Mortality and Expense Risk Charge.”

Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	7%1
Transfer Fee (per transfer)	None
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Account Administration Charge	$302
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge	1.10%3
Annual Administration Charge	0.60%4
Maximum Annual Charge for Optional Riders	2.00%5
Total Separate Account Annual Expenses	3.70%
1     The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments or CDSC Credit or Bonus Credits have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, CDSC Credit and/or Bonus Credits, made in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See “Full and Partial Withdrawals” and “Contingent Deferred Sales Charge” for more information.

2    An account administration charge of $30 is deducted at each Contract Anniversary, and a pro rata account administration charge is deducted: (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

3    The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 – 1.10%; At least $25,000 but less than $100,000 – 0.95%; $100,000 or more – 0.85%. Any mortality and expense risk charge above the minimum charge of 0.85% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the mortality and expense risk charge under Options 5 and 6 is calculated and deducted in the same manner. However, the annual mortality and expense risk charge is 1.25% under Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above, and is deducted daily. See the discussion under “Mortality and Expense Risk Charge.”

4    The administration charge differs by Subaccount and ranges from 0.25% to 0.60% on an annual basis. See “Administration Charge” for more information.

5    If you purchase any optional riders. the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) Total rider charges cannot exceed 2.00% of Contract Value for riders elected prior to February 1, 2010.

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Optional Rider Expenses (as a percentage of Contract Value)
	Annual Rider Charge
Riders Available For Purchase With The Contract:
Annual Stepped Up Death Benefit Rider	0.25%
4% Extra Credit Rider3	0.55%
Waiver of Withdrawal Charge Rider	0.05%
Alternate Withdrawal Charge Rider (0-Year)	0.70	%4
Alternate Withdrawal Charge Rider (4-Year)	0.60	%4
Riders Available For Purchase ONLY Prior To February 1, 2010:
3% Guaranteed Minimum Income Benefit Rider	0.25%
5% Guaranteed Minimum Income Benefit Rider	0.40%
6% Dollar for Dollar Guaranteed Minimum Income Benefit	0.75%
3% Guaranteed Growth Death Benefit Rider	0.15%
5% Guaranteed Growth Death Benefit Rider	0.25%
6% Guaranteed Growth Death Benefit Rider1	0.30%
7% Guaranteed Growth Death Benefit Rider1	0.35%
Combined Annual Stepped Up Death Benefit Rider and Guaranteed Growth Death Benefit Rider	0.30%
Enhanced Death Benefit Rider	0.25%
Combined Enhanced and Annual Stepped Up Death Benefit Rider	0.40%
Combined Enhanced and Guaranteed Growth Death Benefit Rider	0.40%
Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Rider	0.45%
Death Benefit – Return of Premium Beyond Issue Age 80 (Florida only) Rider	0.30%
Annual Stepped Up Death Benefit Beyond Age 80 (Florida only) Rider
Issue ages 80 and below	0.45%
Issue ages 81 and above	1.25%
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit	1.00%
Guaranteed Minimum Withdrawal Benefit Rider	0.55	%2
Total Protection Rider	0.95	%2
3% Extra Credit Rider3	0.40%
5% Extra Credit Rider3	0.70%
1     Not available to Texas residents.

2    The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the Total Protection Rider on an annual basis. Please see the discussion under “Guaranteed Minimum Withdrawal Benefit” and “Total Protection” in Appendix  B  – Riders Available For Purchase Only Prior to February 1, 2010. The current charge for each such rider is used in calculating the maximum rider charge of 2.00% for riders elected prior to February 1, 2010.

3    The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

4    If the Company issued your rider prior to October 1, 2003, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.35%. If the Company issued your rider on or after October 1, 2003 and prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.70% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.

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The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus or summary prospectus .

	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses1	0.35%	3.70%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)2	0.35%	3.70%
1    Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one-year period ended December 31, 2012 , and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 2012 .

Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

2   Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2013.

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including a maximum rider charge of 2.00%) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$1,354	$2,653	$3,813	$6,579
If you do not surrender or you annuitize your Contract	$ 733	$2,145	$3,491	$6,579

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$1,042	$1,790	$2,457	$4,261
If you do not surrender or you annuitize your Contract	$ 409	$1,237	$2,081	$4,261

Condensed Financial Information

Condensed financial information appears in Appendix A of this Prospectus

Information About the Company, the Separate Account, and the Funds

Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950, and converted to a stock life insurance company on July 31, 1998. The Company is a wholly owned subsidiary of Security Benefit Corporation and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services and industrial distribution.

The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of  2012, the Company had total assets of approximately $15.7 billion.

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Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts

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for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus and summary prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

Prospectuses and summary prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses and summary prospectuses for the Underlying Funds by contacting the Company.

Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

12b-1 Fees. The Company and/or its subsidiary, Security Distributors, Inc. (“SDI”), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.25% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

Other Payments. An Underlying Fund’s adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

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Total Payments. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees and/or other payments that range in total from 0.25% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with se2, inc. (“se2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2 provides certain business process outsourcing services with respect to the Contracts. se2, inc. may engage other service providers to provide certain administrative functions. se2 is an affiliate of the Company.

The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.

The Contract is available for purchase by an individual as a non-tax qualified retirement plan (“Non-Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408, or 408A of the Internal Revenue Code (“Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 402A, 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Note that for Contracts issued to Massachusetts residents on or after January 1, 2009, a unisex Massachusetts approved Contract will be issued without regard to where the application was signed.

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Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider) are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.

Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Optional Riders — Upon your application for the Contract, you may select one or more of the following riders (provided, however, that you may not select riders with total rider charges in excess of 2.00% for riders elected prior to February 1, 2010):

•	Annual Stepped Up Death Benefit;

•	Extra Credit at 4%;

•	Waiver of Withdrawal Charge; or

•	0-Year or 4-Year Alternate Withdrawal Charge.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. The Annual Stepped Up Death Benefit rider, Extra Credit at 4% rider, and the Alternate Withdrawal Charge rider are available in every state. The Waiver of Withdrawal Charge rider is available in every state except Massachusetts. See the detailed description of each rider below.

For information on riders that are no longer available for purchase, please see Appendix  B  – Riders Available for Purchase Only Prior to February 1, 2010.

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      Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Annual Stepped Up Death Benefit — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1.
The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, or Bonus Credits), less any withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) and withdrawal charges;

2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.	The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

•	The highest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

•	Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

•
An adjustment for any withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) and withdrawal charges made since the applicable anniversary. In the event of a withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any applicable withdrawal charges, or premium taxes and any forfeited Credit Enhancements, by Contract Value immediately prior to the withdrawal.

If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be as set forth in item 2 above.

This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under “Death Benefit.”

Extra Credit — This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. A Credit Enhancement of 4% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Prior to February 1, 2010, a Credit Enhancement of 3% or 5% was also available for election. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger. You may have in effect on your Contract both an Extra Credit Rider and an Automatic Bonus Credit Rider; provided, however, that each rider calculates the Credit Enhancement amount and Bonus Credit amount, respectively, on the basis of Purchase Payments, which do not include any Credit Enhancement or Bonus Credit. See “Automatic Bonus Credit.”

This rider is available only if the age of the Owner on the Contract Date is age 80 or younger. See “Automatic Bonus Credit.” You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider’s date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount

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to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1.	The amount of the withdrawal, including any applicable withdrawal charges, or premium taxes and any forfeited Credit Enhancements, less the Free Withdrawal Amount, by

2.	Contract Value immediately prior to the withdrawal.

The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, CDSC Credit and/or Bonus Credits made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

This rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger. You may not have more than one Extra Credit Rider in effect on your Contract. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See “Free-Look Right.” In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See “Waiver of Withdrawal Charge.” Death benefit proceeds may exclude all or part of any Credit Enhancements. See “Death Benefit” and the discussions of the death benefit riders.

The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

Interest Rate	Rate of Return (net of expenses)
3%*	-5.00%
4%	-1.50%
5%*	0.80%
*Effective February 1, 2010, the 3% and 5% Credit Enhancements are no longer available for election with the Extra Credit rider.

The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

Prior to May 1, 2010, the Company paid an additional Credit Enhancement to customers of broker-dealers that were concerned about the suitability of their customers’ current contracts due to restrictions under those contracts

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on actively managed allocations. The Company paid the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchanged their current contract for this Contract and paid a withdrawal charge on the exchange. When such a customer purchased a Credit Enhancement of 5%, the Company added an additional Credit Enhancement to the customer’s initial Purchase Payment. The Company determined the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer’s exchanged annuity contract. The Company required that it be notified when a purchase was made that qualified under this provision. There was no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount was subject to recapture in the event that the Owner exercised his or her right to return the Contract during the Free-Look period and was subject to a withdrawal charge.

Waiver of Withdrawal Charge — This rider makes available a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65, (2) confinement to a nursing home, or (3) terminal illness.

The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a “hospital” or “qualified skilled nursing facility” for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.

The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a “terminal illness”; and (2) such illness was first diagnosed after the Contract was issued.

The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.

Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician’s statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver.

If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. Note that if you purchase the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.

Alternate Withdrawal Charge — This rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.

0-Year Schedule		4-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	7%
		2	7%
		3	6%
		4	5%
		5 and over	0%

If you purchase this rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under “Contingent Deferred Sales Charge.” If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See “Extra Credit.

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Riders Available for Purchase Only Prior to February 1, 2010 — A number of other riders previously offered with the Contract are no longer available for purchase. Please refer to Appendix  B  – Riders Available For Purchase Only Prior To February 1, 2010 for descriptions of these riders.

Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.

For customers whose broker-dealer is concerned about the suitability of their current annuity contract due to restrictions under the contract on actively managed allocations, the Company may apply a contingent deferred sales charge credit (a “CDSC Credit”) to such a customer’s Contract to the extent that the customer incurs any contingent deferred sales charge in connection with surrender of the contract in whole or in part to purchase this Contract. The CDSC Credit is an amount applied to Contract Value on the Contract Date in an amount equal to 1% or 2% of the initial Purchase Payment. The Company applies the CDSC Credit to the Subaccounts in the same proportion as the initial Purchase Payment. The Company determines the amount of any CDSC Credit as follows. If the percentage amount of any contingent deferred sales charge imposed upon an annuity contract surrendered in whole or in part to purchase this Contract is equal to 1%, the Company will apply an amount equal to 1% of the initial Purchase Payment; if the percentage amount of any contingent deferred sales charge or withdrawal charge imposed upon such an annuity contract is equal to 2% or more, the Company will apply an amount equal to 2% of the initial Purchase Payment. The Company must be notified when a purchase is made that qualifies under this provision. There is no charge for the CDSC Credit. The value of any CDSC Credit is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and is subject to a withdrawal charge on the

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same basis as are Purchase Payments. The CDSC Credit has not been approved by and is not available in all states and is not available in connection with a Contract issued with a 0-Year Alternate Withdrawal Charge Rider.

Automatic Bonus Credit — During the period of May 1, 2005 through December 31, 2007, the Company automatically issued a rider, which made available a Bonus Credit; provided, however, that the rider was available only if (1) the Company issued the Contract during the period of May 1, 2005 through December 31, 2007; (2) the Contract was issued without a 0-Year Alternate Withdrawal Charge Rider; and (3) the age of any Owner on the Contract Date was 80 or younger.

The Bonus Credit, which is added to Contract Value, generally is equal to 2% of each Purchase Payment made in the first Contract Year. If the Contract was issued with a 4-Year Alternate Withdrawal Charge Rider, the Bonus Credit is equal to 1% of each Purchase Payment made in the first Contract Year, and if the Contract was issued with a 0-Year Alternate Withdrawal Charge Rider, the Bonus Credit was not available. The Company applies the Bonus Credit to Contract Value at the time the Purchase Payment is effective, and any Bonus Credit is allocated among the Subaccounts in the same proportion as the applicable Purchase Payment. This rider is no longer available, but if your Contract was issued with this rider, you will receive the applicable Bonus Credit amount with respect to all Purchase Payments made during the first Contract Year. If you purchased the Contract in connection with the transfer or exchange of a variable annuity contract issued by another insurance company, the Company made the automatic Bonus Credit available only if your application was submitted during the period of May 1, 2005 through December 31, 2007 and your initial Purchase Payment was received by the Company no later than February 28, 2008.

The Bonus Credit is subject to any applicable withdrawal charge. There is no charge for this rider.

Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one

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Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.

Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.

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Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”

The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Direxion Dynamic VP HY Bond, Federated Fund for U.S. Government Securities II, Guggenheim VT CLS AdvisorOne Amerigo, Guggenheim VT CLS AdvisorOne Clermont, Guggenheim VT CLS AdvisorOne Select Allocation and all Rydex VT Subaccounts, which are designed for frequent transfers. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

•	the total dollar amount being transferred;

•	the number of transfers you made within a period of time;

•	transfers to and from (or from and to) the same Subaccount;

•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter.

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However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants, which may have a negative impact on such other Owners and Participants.

In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below). The round trip transfers restriction applies only to Subaccount transfer amounts greater than $5,000.

Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	21
1    Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

If you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only to Subaccount transfer amounts greater than $5,000. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. We included transfers made during the 30, 60, or 90 day period prior to May 1, 2012 when enforcing this policy. For example, if you transferred money out of the Guggenheim VT Mid Cap Value subaccount on April 16, 2012, the 30 day restriction began on April 17, 2012 and ended on May 16, 2012, which means you could transfer back into the Guggenheim VT Mid Cap Value Subaccount on May 17, 2012. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

Subaccount	Transfer Block Restriction (# of Calendar Days)
Direxion Dynamic VP HY Bond	Unlimited
Dreyfus VIF International Value	60 days
Federated Fund for U.S. Government Securities II	Unlimited
Fidelity® VIP Contrafund®, Fidelity® VIP Growth Opportunities, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond	60 days
Franklin Small-Mid Cap Growth Securities	30 days
Guggenheim VT All Cap Value, Guggenheim VT All-Asset Aggressive Strategy, Guggenheim VT All-Asset Conservative Strategy, Guggenheim VT All-Asset Moderate Strategy, Guggenheim VT Large Cap Value, Guggenheim VT Mid Cap Value, Guggenheim VT MSCI EAFE Equal Weight, Guggenheim VT Multi-Hedge Strategies, Guggenheim VT Small Cap Value, Guggenheim VT StylePlus Mid Growth, Guggenheim VT U.S. Long Short Momentum
30 days
Guggenheim VT CLS AdvisorOne Amerigo, Guggenheim VT CLS AdvisorOne Clermont, Guggenheim VT CLS AdvisorOne Select Allocation	Unlimited
Invesco V.I. American Franchise, Invesco V.I. Government Securities, Invesco V.I. International Growth, Invesco V.I. Mid Cap Core Equity	30 days
Neuberger Berman AMT Guardian, Neuberger Berman AMT Large Cap Value	30 days
Oppenheimer Main Street Small Cap Fund®/VA	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Total Return	30 days
Rydex VT Banking, Rydex VT Basic Materials, Rydex VT Biotechnology, Rydex VT Commodities Strategy, Rydex VT Consumer Products, Rydex VT Dow 2x Strategy, Rydex VT Electronics, Rydex VT Energy, Rydex VT Energy Services, Rydex VT Europe 1.25x Strategy, Rydex VT Financial Services, Rydex VT Government Long Bond 1.2x Strategy, Rydex VT Health Care, Rydex VT Internet, Rydex VT Inverse Dow 2x Strategy, Rydex VT Inverse Government Long Bond Strategy, Rydex VT Inverse Mid-Cap Strategy, Rydex VT Inverse NASDAQ-100® Strategy, Rydex VT Inverse Russell 2000® Strategy, Rydex VT Inverse S&P 500 Strategy, Rydex VT Japan 2x Strategy, Rydex VT Leisure, Rydex VT Mid-Cap 1.5x Strategy, Rydex VT NASDAQ-100®, Rydex VT NASDAQ-100® 2x Strategy, Rydex VT Nova, Rydex VT Precious Metals, Rydex VT Real Estate, Rydex VT Retailing, Rydex VT Russell 2000® 1.5x Strategy, Rydex VT Russell 2000® 2x Strategy, Rydex VT S&P 500 2x Strategy, Rydex VT S&P 500 Pure Growth, Rydex VT S&P 500 Pure Value, Rydex VT S&P MidCap 400 Pure Growth, Rydex VT S&P MidCap 400 Pure Value, Rydex VT S&P SmallCap 600 Pure Growth, Rydex VT S&P SmallCap 600 Pure Value, Rydex VT Strengthening Dollar 2x Strategy, Rydex VT Technology, Rydex VT Telecommunications, Rydex VT Transportation, Rydex VT U.S. Government Money Market, Rydex VT Utilities, Rydex VT Weakening Dollar 2x Strategy
Unlimited
Templeton Developing Markets Securities, Templeton Foreign Securities	30 days
Wells Fargo Advantage Opportunity VT	60 days

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses and summary prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

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In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions or the number of “round trip transfers” into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to certain Subaccounts that do not limit or restrict transfers (as noted below). Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

The Company does not limit or restrict transfers to or from the Direxion Dynamic VP HY Bond, Federated Fund for U.S. Government Securities II, Guggenheim VT CLS AdvisorOne Amerigo, Guggenheim VT CLS AdvisorOne Clermont, Guggenheim VT CLS AdvisorOne Select Allocation and all Rydex VT Subaccounts, which are designed for frequent transfers. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including

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•	Investment performance of the Subaccounts to which you have allocated Contract Value,

•	Payment of Purchase Payments,

•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and

•	Charges assessed in connection with the Contract, including charges for any optional riders selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, CDSC Credit, and Bonus Credits, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests) received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.85%, and (5) the administration charge under the Contract.

The minimum mortality and expense risk charge of 0.85% and the administration charge, which ranges from 0.25% to 0.60% depending on the Subaccount, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional riders (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess

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Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the “cut-off time”). Financial transactions (other than transfers) received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.

Any requests to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 15 minutes prior to any announced closing (generally 2:45 p.m. Central time) for transfers submitted electronically through the Company’s Internet web site.

Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any applicable withdrawal charges (if the withdrawal is made from Purchase Payments, the CDSC Credit, and/or Bonus Credits that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge,” “Account Administration Charge,” and “Premium Tax Charge.” If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under “Extra Credit.” The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and

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withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from Purchase Payments, the CDSC Credit and/or Bonus Credits that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge and/or a percentage of Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge or premium tax charge and unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See “Premium Tax Charge” and “Extra Credit.”

If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.

The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see “Restrictions on Withdrawals from Qualified Plans” and “Restrictions under the Texas Optional Retirement Program.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”

Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”

If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.

In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.

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The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Restrictions on Withdrawals from Qualified Plans,” “Restrictions under the Texas Optional Retirement Program,” and “Federal Tax Matters.”

Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements, CDSC Credit, and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements, CDSC Credit, and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements, CDSC Credit, and Bonus Credits during the Free-Look Period.

Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any CDSC Credit, Credit Enhancements and/or Bonus Credits) or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancement, CDSC Credit, and/or Bonus Credits.

Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”

The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the age of each Owner (or Annuitant dies, if any Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1.
The sum of all Purchase Payments (not including any Credit Enhancements, CDSC Credit, and/or Bonus Credits if the Extra Credit Rider and/or Automatic Bonus Credit Rider were in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death).

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If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

If you purchased one of the optional riders that provide an enhanced death benefit, your death benefit will be determined in accordance with the terms of the rider. See the discussion of the Annual Stepped Up Death Benefit Rider above, as well as the discussion of the Guaranteed Growth Death Benefit Rider, Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, Enhanced Death Benefit Rider, Combined Enhanced and Annual Stepped Up Death Benefit Rider, Combined Enhanced and Guaranteed Growth Death Benefit Rider, Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Rider, Death Benefit – Return of Premium Beyond Issue Age 80 Rider (Florida only), Annual Stepped Up Death Benefit Rider Beyond Age 80 (Florida only), 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider and Total Protection Rider in Appendix  B  – Riders Available for Purchase Only Prior to February 1, 2010. Your death benefit proceeds under the rider will be the death benefit reduced by any pro rata account administration charge, any uncollected premium tax, and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.

The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Owner’s death instructions regarding the death benefit payment, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means at our Administrative Office.

Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

       The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage   Act (“DOMA”)  does not recognize same sex marriages or civil unions, even those which are permitted under individual state laws. Recently, however, several U.S. Courts of Appeals and U.S. District Courts held DOMA to be unconstitutional, and the Supreme Court is hearing a case on DOMA in 2013.  Therefore, it is uncertain currently as to whether the spousal continuation provisions of the Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

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For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

Contingent Deferred Sales Charge — The Company does not deduct sales charges from Purchase Payments before allocating them to your Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. Purchase Payments include the CDSC Credit and Bonus Credits for purposes of assessing the withdrawal charge. As such, the CDSC Credit and Bonus Credits are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such CDSC Credit or Bonus Credits.

The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, CDSC Credit and/or Bonus Credits, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company will waive the withdrawal charge on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.

The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments, CDSC Credit and/or Bonus Credits that exceed the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments, then CDSC Credit, then Bonus Credits in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce Purchase Payments, CDSC Credit or Bonus Credits for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

The amount of the charge will depend on how long your Purchase Payments, CDSC Credit, and/or Bonus Credits have been held under the Contract. Each Purchase Payment, CDSC Credit and/or Bonus Credit is considered to have a certain “age,” depending on the length of time since the Purchase Payment, CDSC Credit and/or Bonus Credit was effective. A Purchase Payment, CDSC Credit and/or Bonus Credit is “age one” in the year beginning on the date the Purchase Payment, CDSC Credit or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

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Purchase Payment, CDSC Credit or Bonus Credit Age (in years)	Withdrawal Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%

The Company will deduct the withdrawal charge from the withdrawal payment, unless you request that the charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments, CDSC Credit and Bonus Credits, paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity payments under options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.

The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

Mortality and Expense Risk Charge — The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.85%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	1.10%
At least $25,000 but less than $100,000	0.95%
$100,000 or more	0.85%

During the Annuity Period, under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above, and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See

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“Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge — The Company deducts a daily administration charge equal to an annual percentage rate of each Subaccount’s average daily net assets. The administration charge varies by Subaccount and is 0.25% for the Guggenheim VT All Cap Value, Guggenheim VT Large Cap Value, Guggenheim VT Mid Cap Value, Guggenheim VT MSCI EAFE Equal Weight, Guggenheim VT Small Cap Value , and Guggenheim VT StylePlus Mid Growth Subaccounts; 0.35% for the Invesco V.I. International Growth and Invesco V.I. Mid Cap Core Equity Subaccounts; 0.40% for the Direxion Dynamic VP HY Bond, Dreyfus VIF International Value and Oppenheimer Main Street Small   Cap Fund®/VA; 0.45% for Guggenheim VT All-Asset Aggressive Strategy, Guggenheim VT All-Asset Conservative Strategy, Guggenheim VT All-Asset Moderate Strategy, Guggenheim VT Multi-Hedge Strategies, Guggenheim VT U.S. Long Short Momentum, Invesco V.I. Government Securities and for each of the Rydex VT Subaccounts; 0.50% for the Federated High Income Bond II, Fidelity® VIP Contrafund®, Fidelity® VIP Growth Opportunities, Fidelity® VIP Investment-Grade Bond, Guggenheim VT CLS AdvisorOne Amerigo, Guggenheim VT CLS AdvisorOne Clermont, and Guggenheim VT CLS AdvisorOne Select Allocation Subaccounts; 0.55% for the Fidelity® VIP Index 500, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Total Return and Wells Fargo Advantage Opportunity VT Subaccounts; and 0.60% for the Federated Fund for U.S. Government Securities II, Franklin Small-Mid Cap Growth Securities, Invesco V.I. American Franchise, Neuberger Berman AMT Guardian, Neuberger Berman AMT Large Cap Value, Templeton Developing Markets Securities and Templeton Foreign Securities Subaccounts. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See "Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds" for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.

Account Administration Charge — The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.

Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the

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operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Variations in Charges — The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue.

The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. (You may not select riders with total charges in excess of 2.00% of Contract Value, for riders elected prior to February 1, 2010).

As noted in the table, certain riders are no longer available for purchase. For more information on these riders, please see Appendix B  – Riders Available for Purchase Only Prior to February 1, 2010.

Optional Rider Expenses (as a percentage of Contract Value)
	Annual Rider Charge
Riders Available For Purchase With The Contract:
Annual Stepped Up Death Benefit Rider	0.25%
4% Extra Credit Rider3	0.55%
Waiver of Withdrawal Charge Rider	0.05%
Alternate Withdrawal Charge Rider (0-Year)	0.70	%4
Alternate Withdrawal Charge Rider (4-Year)	0.60	%4
Riders Available For Purchase ONLY Prior To February 1, 2010:
3% Guaranteed Minimum Income Benefit Rider	0.25%
5% Guaranteed Minimum Income Benefit Rider	0.40%
6% Dollar for Dollar Guaranteed Minimum Income Benefit	0.75%
3% Guaranteed Growth Death Benefit Rider	0.15%
5% Guaranteed Growth Death Benefit Rider	0.25%
6% Guaranteed Growth Death Benefit Rider1	0.30%
7% Guaranteed Growth Death Benefit Rider1	0.35%
Combined Annual Stepped Up Death Benefit Rider and Guaranteed Growth Death Benefit Rider	0.30%
Enhanced Death Benefit Rider	0.25%
Combined Enhanced and Annual Stepped Up Death Benefit Rider	0.40%
Combined Enhanced and Guaranteed Growth Death Benefit Rider	0.40%
Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Rider	0.45%
Death Benefit – Return of Premium Beyond Issue Age 80 (Florida only) Rider	0.30%

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Optional Rider Expenses (as a percentage of Contract Value)
Annual Stepped Up Death Benefit Beyond Age 80 (Florida only) Rider
Issue ages 80 and below	0.45%
Issue ages 81 and above	1.25%
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit	1.00%
Guaranteed Minimum Withdrawal Benefit Rider	0.55	%2
Total Protection Rider	0.95	%2
3% Extra Credit Rider3	0.40%
5% Extra Credit Rider3	0.70%
1    Not available to Texas residents.

2    The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the Total Protection Rider on an annual basis. Please see the discussion under “Guaranteed Minimum Withdrawal Benefit” and “Total Protection” In Appendix  B  – Riders Available For Purchase Only Prior to February 1, 2010. The current charge for each such rider is used in calculating the maximum rider charge of 2.00% for riders elected prior to February 1, 2010.

3    The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

4    If the Company issued your rider prior to October 1, 2003, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.35%. If the Company issued your rider on or after October 1, 2003 and prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.70% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus and summary prospectus , are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract Anniversary and may not be deferred beyond the Annuitant’s 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. For Contracts issued in Arizona on or after September 20, 2007, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant’s 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms—either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with

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the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.

Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.

If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments for the subaccounts, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.

An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

Annuity Options —

Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred

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prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, or the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, you may apply the Minimum Income Benefit to purchase a Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½% (2% for the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Riders) in lieu of the rate described above.

Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

Option 4 —

A.      Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

B.      Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, or the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½% (2% for the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Riders) in lieu of the rate described above.

Option 5 — Payments for Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each Annuity Payment is determined by dividing Contract Value by the number of Annuity Payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated

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Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that Annuity Payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an “assumed interest rate” of 3 .5%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of

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the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.

More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non-natural Persons.” See “Federal Tax Matters.”

Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

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•	For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

If, pursuant to SEC rules, the Rydex VT U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VT U.S. Government Money Market Subaccount until the Fund is liquidated.

Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Restrictions on Withdrawals from Qualified Plans — Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals or a withdrawal made to pay the fees of your investment adviser), as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under “Tax Penalties.”

Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer’s Section 403(b) arrangement.

Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.”

If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to

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decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Restrictions under the Texas Optional Retirement Program — If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your Contract.

Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

Tax Status of the Company and the Separate Account —

General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.

Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts.

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Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner’s gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Contract Values. While the Company does not think that such will be the case, these differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objective or investment policies.

Income Taxation of Annuities in General—Non-Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under

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the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Additional Considerations —

Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act (“DOMA”) currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Recently, however, several U.S. Courts of Appeals and U.S. District Courts held DOMA to be unconstitutional, and the Supreme Court is expected to hear a case on DOMA in 2013.   Therefore , it is uncertain currently as to whether the spousal continuation provisions of the Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.

Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

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Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.

Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.

The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the

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Company’s Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.

Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee’s interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 following the calendar year in which the employee reaches age 70½ or retires (“required beginning date”). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee’s surviving spouse, distributions may be delayed until the employee would have reached age 70½. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

If an employee dies after reaching his or her required beginning date, the employee’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee’s death.

A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee’s rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.

A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”

If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Roth 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as “Roth contributions” under Code Section 402A, if the employer agrees to treat the contributions as Roth Contributions under the employer’s 403(b) plan. Roth Contributions may be made to this Contract in most states.

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Unlike regular or “traditional” 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.

Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a “qualifying distribution” and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth Contributions is subject to federal income taxes when distributed.

Roth Contributions may be made up to the same elective contribution limits as apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contract, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account, although they may be made to other accounts in the plan or program.

Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.

Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See “Rollovers.”

Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”

IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500.

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($9 5 ,000 for a married couple filing a joint return and $59,000 for a single taxpayer in  2013). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $178,000 and $188,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the April 1 following the calendar year that the contract owner reaches age 70½—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.

Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution

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of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”

Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $112,000 to $127,000 in adjusted gross income ($178,000 to $188,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.

Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the contract owner.

Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.

If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.

For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.

A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) plan or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or

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transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.”

Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Other Tax Considerations —

Federal Estate , Gift, and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2013, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,250,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

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Medicare Tax. Beginning in 2013, distributions from non-qualified annuity contracts will be considered ”investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Possible Tax Law Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company’s investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser’s fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser’s fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will

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vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Substitution of Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

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Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your purchase payment allocation or Dollar Cost Averaging or Asset Reallocation option, on your behalf.

Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

State Variations — The Prospectus and Statement of Additional Information describe all material terms and features of the Contract. Certain non-material provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its endorsements and riders, if any, contact the Company’s Administrative Office.

Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. (“SDI”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDI’s ability to perform its contract with the Separate Account.

Legal Matters — Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, Security Distributors, Inc. (“SDI”), for the distribution and sale of the Contract. SDI’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

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SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2012, 2011, and 2010, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $ 3,804,507, $4,667,862.92, and $6,381,417.45, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDI’s management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI’s ongoing operations.

Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and/or 0.65% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract. The following list sets forth the names of Selling Broker-Dealers that received additional compensation from the Company in 2012 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract): OFG Financial Services, Inc., PlanMember Securities Corporation, Lincoln Investment Planning, Legend Equities Corporation, Inc.,

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TransAmerica Financial Advisors, GWN Securities, Inc., KMS Financial Services, Inc., Support Services Financial Advisors, Inc., Silver Oak Securities, Inc., Centaurus Financial, Inc., Investacorp, Inc., American Portfolios Financial Services.

These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

Current yield for the Rydex VT U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VT U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VT U.S. Government Money Market Subaccount may also become extremely low and possibly negative.

For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

Although the Contract was not available for purchase until April 2001, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

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Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).

Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2012 and 2011 , and for each of the three years in the period ended December 31, 2012 , and the financial statements of Variable Annuity Account XIV – AdvisorDesigns Variable Annuity at December 31, 2012 , and for each of the specified periods ended December 31, 2012 and 2011 , or for such portions of such periods are included in the Statement of Additional Information.

Table of Contents for Statement of Additional Information

The Statement of Additional Information for the AdvisorDesigns Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
Section 403(b)
Roth 403(b)
Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectus and summary prospectus . Prospectuses and summary prospectus for the Underlying Funds should be read carefully in conjunction with this Prospectus.

NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Direxion Dynamic VP HY Bond	N/A	Seeks to maximize total return (income plus capital appreciation).	Rafferty Asset Mgmt., LLC
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation
Federated Fund for U.S. Government Securities II	II	Seeks to provide current income.	Federated Inv. Mgmt. Co.
Federated High Income Bond II	Service	Seeks high current income.	Federated Inv. Mgmt. Co.
Fidelity ® VIP Contrafund ®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity ® VIP Growth Opportunities	Service Class 2	Seeks to provide capital growth.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity ® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC (Geode) and FMR Co., Inc. (FMRC)
Fidelity ® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Inv. Money Mgmt. Inc; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.;
Franklin Small-Mid Cap Growth Securities	2	Seeks long-term capital growth.	Franklin Advisers, Inc.
Guggenheim VT All Cap Value	N/A	Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VT All-Asset Aggressive Strategy	N/A	Seeks to primarily provide growth of capital.	Guggenheim Investments
Guggenheim VT All-Asset Conservative Strategy	N/A	Seeks to primarily provide preservation of capital and, secondarily, long-term growth of capital.	Guggenheim Investments
Guggenheim VT All-Asset Moderate Strategy	N/A	Seeks to primarily provide growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VT CLS AdvisorOne Amerigo	N/A	Seeks to provide long-term growth of capital without regard to current income.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc (NV)
Guggenheim VT CLS AdvisorOne Clermont	N/A	Seeks a combination of current income and growth of capital.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc (NV)
Guggenheim VT CLS AdvisorOne Select Allocation	N/A	Seeks to provide total return, consisting of capital growth and income.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc (NV)
Guggenheim VT Large Cap Value	N/A	Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VT Mid Cap Value	N/A	Seeks long-term growth of capital.	Guggenheim Investments

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VT MSCI EAFE Equal Weight	N/A	Seeks performance that corresponds, before fees and expenses, to the price and yield performance of the MSCI EAFE Equal Weighted Index.	Guggenheim Investments
Guggenheim VT Multi-Hedge Strategies	N/A	Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VT Small Cap Value	N/A	Seeks long-term capital appreciation.	Guggenheim Investments
Guggenheim VT StylePlus Mid Growth	N/A	Seeks long-term growth of capital. Seeks to exceed the total return of the Russell Mid Cap Growth Index.	Guggenheim Investments
Guggenheim VT U.S. Long Short Momentum	N/A	Seeks long-term capital appreciation.	Guggenheim Investments
Invesco V.I. American Franchise	Series I	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary consideration.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Neuberger Berman AMT Large Cap Value	I	Seeks growth of capital.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Oppenheimer Main Street Small Cap Fund ® /VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
PIMCO VIT Low Duration	Administrative	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Real Return	Administrative	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Total Return	Administrative	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
Rydex VT Banking	N/A	Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Basic Materials	N/A	Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Biotechnology	N/A	Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Commodities Strategy	N/A	Seeks to provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities.	Guggenheim Investments
Rydex VT Consumer Products	N/A	Seeks to provide capital appreciation.	Guggenheim Investments

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT Dow 2x Strategy	N/A	Seeks to provide investment results that match the performance, before fees and expenses, of a specific benchmark on a daily basis.	Guggenheim Investments
Rydex VT Electronics	N/A	Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Energy	N/A	Seeks capital appreciation.	Guggenheim Investments
Rydex VT Energy Services	N/A	Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Europe 1.25x Strategy	N/A	Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark.	Guggenheim Investments
Rydex VT Financial Services	N/A	Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Government Long Bond 1.2x Strategy	N/A
Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Health Care	N/A	Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Internet	N/A	Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Inverse Dow 2x Strategy	N/A	Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Guggenheim Investments
Rydex VT Inverse Government Long Bond Strategy	N/A
Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Inverse Mid-Cap Strategy	N/A	Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Guggenheim Investments
Rydex VT Inverse NASDAQ-100 ® Strategy	N/A	Seeks to provide investment results that match the performance of a specific benchmark, currently the inverse of the performance of the NASDAQ-100 Index ® .	Guggenheim Investments

59

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT Inverse Russell 2000 ® Strategy	N/A	Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Guggenheim Investments
Rydex VT Inverse S&P 500 Strategy	N/A	Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Guggenheim Investments
Rydex VT Japan 2x Strategy	N/A	Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark.	Guggenheim Investments
Rydex VT Leisure	N/A	Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Mid-Cap 1.5x Strategy	N/A	Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for mid-cap securities on a daily basis.	Guggenheim Investments
Rydex VT NASDAQ-100 ®	N/A	Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis.	Guggenheim Investments
Rydex VT NASDAQ-100 ® 2x Strategy	N/A	Seeks to provide investment results that match, before fees and expenses, 200% of the performance of the NASDAQ-100 Index ® on a daily basis.	Guggenheim Investments
Rydex VT Nova	N/A	Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Guggenheim Investments
Rydex VT Precious Metals	N/A	Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Real Estate	N/A	Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Retailing	N/A	Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Russell 2000 ® 1.5x Strategy	N/A	Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis.	Guggenheim Investments
Rydex VT Russell 2000 ® 2x Strategy	N/A	Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Guggenheim Investments
Rydex VT S&P 500 2x Strategy	N/A	Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Guggenheim Investments
Rydex VT S&P 500 Pure Growth	N/A	Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis.	Guggenheim Investments

60

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT S&P 500 Pure Value	N/A	Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis.	Guggenheim Investments
Rydex VT S&P MidCap 400 Pure Growth	N/A	Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis.	Guggenheim Investments
Rydex VT S&P MidCap 400 Pure Value	N/A	Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis.	Guggenheim Investments
Rydex VT S&P SmallCap 600 Pure Growth	N/A	Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis.	Guggenheim Investments
Rydex VT S&P SmallCap 600 Pure Value	N/A	Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis.	Guggenheim Investments
Rydex VT Strengthening Dollar 2x Strategy	N/A	Seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis.	Guggenheim Investments
Rydex VT Technology	N/A	Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Telecommunications	N/A	Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Transportation	N/A	Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT U.S. Government Money Market	N/A	Seeks to provide security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VT Utilities	N/A	Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Weakening Dollar 2x Strategy	N/A	Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Guggenheim Investments
Templeton Developing Markets Securities	Class 2	Seeks long-term capital appreciation.	Templeton Asset Mgmt. Ltd. (SG)
Templeton Foreign Securities	Class 2	Seeks long-term capital growth.	Templeton Inv. Counsel LLC
Wells Fargo Advantage Opportunity VT	VT	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.

61

APPENDIX A

Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31.

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Direxion Dynamic VP HY Bond	2012	8.49	8.88	2,774,743
	2011	8.44	8.49	3,953,856
	2010	8.47	8.44	1,875,911
	2009	8.05	8.47	4,048,895
	2008	9.33	8.05	5,160,361
	2007	9.91	9.33	1,380,485
	2006	9.74	9.91	4,064,852
	2005 2	10.00	9.74	3,499,160
Dreyfus VIF International Value	2012	6.02	6.48	278,953
	2011	7.73	6.02	258,827
	2010	7.74	7.73	351,075
	2009	6.18	7.74	650,996
	2008	10.31	6.18	456,503
	2007	10.35	10.31	793,252
	2006 3	10.00	10.35	210,233
Federated Fund for U.S. Government Securities II	2012	10.30	10.14	588,678
	2011	10.18	10.30	603,479
	2010	10.12	10.18	706,795
	2009	10.06	10.12	1,088,850
	2008	10.09	10.06	1,176,122
	2007	9.93	10.09	889,976
	2006	9.97	9.93	925,104
	2005	10.21	9.97	1,232,440
	2004	10.31	10.21	857,113
	2003	10.53	10.31	1,079,791
Federated High Income Bond II	2012	13.36	14.62	1,569,764
	2011	13.30	13.36	1,713,210
	2010	12.15	13.30	2,121,730
	2009	8.32	12.15	2,331,087
	2008	11.76	8.32	2,012,010
	2007	11.91	11.76	2,132,746
	2006	11.25	11.91	2,369,696
	2005	11.49	11.25	2,064,235
	2004	10.89	11.49	3,558,643
	2003	9.34	10.89	3,010,362

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Fidelity ® VIP Contrafund ®	2012	11.39	12.66	1,464,714
	2011	12.23	11.39	1,587,208
	2010	10.93	12.23	1,971,019
	2009	8.43	10.93	2,408,408
	2008	15.36	8.43	3,006,932
	2007	13.68	15.36	4,279,483
	2006	12.82	13.68	3,736,178
	2005	11.48	12.82	3,624,880
	2004	10.41	11.48	1,630,836
	2003	8.48	10.41	671,194
Fidelity ® VIP Growth Opportunities	2012	7.92	9.04	732,297
	2011	8.11	7.92	940,595
	2010	6.86	8.11	648,521
	2009	4.93	6.86	801,913
	2008	11.47	4.93	450,352
	2007	9.75	11.47	1,933,772
	2006	9.69	9.75	859,761
	2005	9.31	9.69	474,559
	2004	9.10	9.31	275,937
	2003	7.34	9.10	276,631
Fidelity ® VIP Index 500	2012	8.06	8.92	1,529,632
	2011	8.28	8.06	1,609,073
	2010	7.54	8.28	1,099,783
	2009	6.24	7.54	1,238,253
	2008	10.37	6.24	1,208,755
	2007	10.31	10.37	1,706,601
	2006	9.33	10.31	1,946,907
	2005	9.33	9.33	991,048
	2004	8.83	9.33	922,779
	2003	7.21	8.83	1,104,675
Fidelity ® VIP Investment-Grade Bond	2012	11.25	11.37	1,247,168
	2011	10.98	11.25	1,455,640
	2010	10.66	10.98	2,227,458
	2009	9.64	10.66	2,632,927
	2008	10.44	9.64	1,579,693
	2007	10.47	10.44	1,737,213
	2006	10.51	10.47	1,715,753
	2005	10.77	10.51	1,183,495
	2004	10.80	10.77	956,947
	2003	10.75	10.80	1,129,075

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Franklin Small-Mid Cap Growth Securities	2012	9.39	9.96	315,036
	2011	10.32	9.39	362,904
	2010	8.45	10.32	446,154
	2009	6.16	8.45	220,672
	2008	11.19	6.16	119,336
	2007	10.52	11.19	139,192
	2006	10.12	10.52	146,557
	2005	10.10	10.12	206,461
	2004	9.47	10.10	348,236
	2003	7.22	9.47	2,089,567
Guggenheim VT All-Asset Aggressive Strategy	2012	8.42	9.08	147,121
	2011	9.18	8.42	110,962
	2010	8.53	9.18	232,761
	2009	7.52	8.53	212,326
	2008	10.48	7.52	251,831
	2007	10.26	10.48	338,963
	2006 3	10.00	10.26	42,811
Guggenheim VT All-Asset Conservative Strategy	2012	8.56	8.83	279,990
	2011	9.05	8.56	321,022
	2010	8.80	9.05	317,277
	2009	8.74	8.80	263,980
	2008	10.24	8.74	444,993
	2007	10.04	10.24	292,316
	2006 3	10.00	10.04	7,137
Guggenheim VT All-Asset Moderate Strategy	2012	8.44	8.90	515,727
	2011	9.07	8.44	523,809
	2010	8.78	9.07	594,246
	2009	8.20	8.78	799,977
	2008	10.38	8.20	812,846
	2007	10.18	10.38	540,962
	2006 3	10.00	10.18	39,058
Guggenheim VT All Cap Value	2012	13.78	15.28	32,429
	2011	15.01	13.78	61,882
	2010	13.41	15.01	27,457
	2009	10.51	13.41	29,013
	2008 4	10.00	10.51	0
Guggenheim VT CLS AdvisorOne Amerigo	2012	10.52	11.46	5,272,109
	2011	11.86	10.52	6,153,850
	2010	10.76	11.86	7,596,973
	2009	8.06	10.76	9,679,105
	2008	14.79	8.06	14,315,946
	2007	13.58	14.79	16,775,376
	2006	12.63	13.58	17,786,852
	2005	12.07	12.63	14,817,353
	2004	11.35	12.07	10,152,695
	2003	10.00	11.35	3,912,084

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim VT CLS AdvisorOne Clermont	2012	8.97	9.52	2,651,534
	2011	9.40	8.97	3,116,766
	2010	8.85	9.40	3,112,710
	2009	7.54	8.85	3,473,552
	2008	11.26	7.54	3,535,381
	2007	11.07	11.26	3,725,182
	2006	10.67	11.07	7,918,977
	2005	10.73	10.67	9,671,475
	2004	10.59	10.73	8,079,880
	2003	10.00	10.59	2,000,433
Guggenheim VT CLS AdvisorOne Select Allocation	2012	8.09	8.71	2,567,331
	2011	8.82	8.09	3,044,982
	2010	8.10	8.82	3,558,692
	2009	6.23	8.10	4,439,520
	2008	11.25	6.23	6,229,148
	2007	10.23	11.25	6,951,164
	2006 3	10.00	10.23	1,867,517
Guggenheim VT Large Cap Value	2012	12.83	14.23	165,264
	2011	13.90	12.83	162,492
	2010	12.47	13.90	423,978
	2009	10.27	12.47	63,856
	2008 4	10.00	10.27	353
Guggenheim VT Mid Cap Value	2012	15.37	17.27	169,266
	2011	17.31	15.37	184,599
	2010	15.31	17.31	138,476
	2009	11.08	15.31	133,943
	2008 4	10.00	11.08	11,214
Guggenheim VT MSCI EAFE Equal Weight	2012	9.23	10.32	551,075
	2011	11.42	9.23	577,924
	2010	10.28	11.42	1,172,650
	2009	8.95	10.28	1,085,554
	2008	15.13	8.95	1,406,380
	2007	14.48	15.13	2,662,966
	2006	12.86	14.48	2,810,777
	2005	11.80	12.86	2,600,193
	2004	10.35	11.80	970,423
	2003	7.52	10.35	394,065
Guggenheim VT Multi-Hedge Strategies	2012	7.29	7.13	219,680
	2011	7.36	7.29	258,374
	2010	7.23	7.36	295,500
	2009	7.81	7.23	398,874
	2008	10.03	7.81	307,179
	2007	10.09	10.03	246,252
	2006 3	10.00	10.09	292,216

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim VT Small Cap Value	2012	20.20	23.17	296,113
	2011	22.07	20.20	331,238
	2010	18.86	22.07	435,417
	2009	12.60	18.86	500,070
	2008	21.38	12.60	636,461
	2007	20.21	21.38	716,354
	2006	18.56	20.21	751,721
	2005	16.89	18.56	711,839
	2004	14.62	16.89	400,922
	2003	10.00	14.62	300,056
Guggenheim VT StylePlus Mid Growth (formerly Guggenheim VT Mid Cap Growth)	2012	15.85	17.61	50,218
	2011	17.26	15.85	51,095
	2010	14.48	17.26	161,467
	2009	10.48	14.48	63,665
	2008 4	10.00	10.48	3,397
Guggenheim VT U.S. Long Short Momentum	2012	8.94	8.94	249,836
	2011	9.99	8.94	283,421
	2010	9.38	9.99	408,526
	2009	7.69	9.38	594,014
	2008	13.55	7.69	980,554
	2007	11.53	13.55	1,466,894
	2006	10.80	11.53	1,132,515
	2005	9.92	10.80	884,915
	2004	9.35	9.92	821,735
	2003	7.52	9.35	574,165
Invesco V.I. American Franchise (formerly Invesco Van Kampen V.I. American Franchise)	2012	6.09	6.56	173,705
	2011	6.92	6.09	200,008
	2010	6.26	6.92	238,184
	2009	5.41	6.26	234,875
	2008	9.83	5.41	293,648
	2007	9.18	9.83	663,688
	2006	9.03	9.18	245,629
	2005	8.67	9.03	912,031
	2004	8.51	8.67	504,737
	2003	6.87	8.51	565,823
Invesco V.I. Government Securities	2012	9.93	9.72	159,022
	2011 5	9.62	9.93	349,268
Invesco V.I. International Growth	2012	8.20	9.06	877,947
	2011	9.19	8.20	1,302,688
	2010	8.51	9.19	1,667,665
	2009	6.58	8.51	1,708,419
	2008	11.54	6.58	1,890,443
	2007	10.52	11.54	3,210,374
	2006 3	10.00	10.52	1,040,624

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Invesco V.I. Mid Cap Core Equity	2012	8.81	9.34	218,756
	2011	9.83	8.81	266,855
	2010	9.01	9.83	820,836
	2009	7.24	9.01	877,773
	2008	10.58	7.24	1,189,533
	2007	10.10	10.58	1,029,894
	2006 3	10.00	10.10	23,157
Neuberger Berman AMT Guardian	2012	8.91	9.61	316,178
	2011	9.60	8.91	433,685
	2010	8.43	9.60	303,288
	2009	6.80	8.43	283,852
	2008	11.33	6.80	564,006
	2007	11.03	11.33	399,094
	2006	10.17	11.03	783,107
	2005	9.81	10.17	1,369,079
	2004	8.86	9.81	651,455
	2003	7.03	8.86	517,894
Neuberger Berman AMT Large Cap Value	2012	8.69	9.69	411,521
	2011	10.25	8.69	535,284
	2010	9.26	10.25	580,811
	2009	6.20	9.26	1,110,270
	2008	13.62	6.20	1,387,753
	2007	13.03	13.62	1,582,358
	2006	12.14	13.03	1,405,944
	2005	10.75	12.14	1,903,444
	2004	9.45	10.75	775,958
	2003	7.31	9.45	375,234
Oppenheimer Main Street Small Cap Fund ® /VA (formerly Oppenheimer Main Street Small- & Mid-Cap Fund ® /VA)	2012	8.28	9.34	286,395
	2011	8.85	8.28	299,053
	2010	7.51	8.85	487,487
	2009	5.72	7.51	245,013
	2008	9.63	5.72	298,196
	2007	10.19	9.63	210,077
	2006 3	10.00	10.19	95,279
PIMCO VIT Low Duration	2012	10.32	10.45	2,015,075
	2011	10.67	10.32	1,633,098
	2010	10.59	10.67	1,656,721
	2009	9.77	10.59	1,535,065
	2008	10.25	9.77	1,381,976
	2007	9.98	10.25	963,040
	2006 3	10.00	9.98	702,942

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
PIMCO VIT Real Return	2012	11.97	12.46	1,664,757
	2011	11.20	11.97	2,121,422
	2010	10.83	11.20	1,835,516
	2009	9.56	10.83	1,889,295
	2008	10.75	9.56	1,705,351
	2007	10.16	10.75	2,193,575
	2006	10.54	10.16	2,238,653
	2005	10.79	10.54	1,113,187
	2004	10.35	10.79	567,709
	2003	10.00	10.35	956,322
PIMCO VIT Total Return	2012	11.35	11.91	4,194,006
	2011	11.45	11.35	4,086,607
	2010	11.07	11.45	4,955,913
	2009	10.15	11.07	6,152,576
	2008	10.12	10.15	5,111,502
	2007	9.73	10.12	3,991,087
	2006	9.79	9.73	3,720,182
	2005	9.99	9.79	1,806,792
	2004	9.95	9.99	941,144
	2003	10.00	9.95	468,611
Rydex VT Banking	2012	3.77	4.48	821,452
	2011	5.05	3.77	120,044
	2010	4.67	5.05	235,784
	2009	5.05	4.67	326,667
	2008	8.95	5.05	1,049,782
	2007	12.82	8.95	243,633
	2006	12.03	12.82	333,524
	2005	12.92	12.03	176,298
	2004	11.75	12.92	318,588
	2003	9.31	11.75	290,367
Rydex VT Basic Materials	2012	12.99	13.77	457,011
	2011	16.23	12.99	519,290
	2010	13.37	16.23	1,243,351
	2009	8.98	13.37	1,091,607
	2008	17.16	8.98	1,046,113
	2007	13.38	17.16	2,278,900
	2006	11.42	13.38	1,504,445
	2005	11.46	11.42	625,575
	2004	9.90	11.46	938,793
	2003	7.86	9.90	2,901,717

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VT Biotechnology	2012	6.99	9.10	807,181
	2011	6.60	6.99	458,986
	2010	6.22	6.60	514,842
	2009	5.49	6.22	543,645
	2008	6.50	5.49	1,105,938
	2007	6.50	6.50	665,815
	2006	7.01	6.50	489,452
	2005	6.62	7.01	2,069,802
	2004	6.83	6.62	375,042
	2003	5.02	6.83	532,443
Rydex VT Commodities Strategy	2012	4.82	4.55	571,740
	2011	5.39	4.82	659,237
	2010	5.21	5.39	851,723
	2009	4.87	5.21	792,882
	2008	9.98	4.87	867,386
	2007	7.95	9.98	1,109,866
	2006	10.10	7.95	620,865
	2005 2	10.00	10.10	1,094,179
Rydex VT Consumer Products	2012	13.48	14.08	341,537
	2011	12.37	13.48	593,485
	2010	11.01	12.37	491,150
	2009	9.65	11.01	454,669
	2008	13.15	9.65	580,932
	2007	12.36	13.15	960,251
	2006	10.99	12.36	1,433,562
	2005	11.52	10.99	748,765
	2004	10.61	11.52	394,566
	2003	9.09	10.61	139,985
Rydex VT Dow 2x Strategy	2012	7.56	8.48	576,912
	2011	7.23	7.56	604,791
	2010	6.06	7.23	602,357
	2009	4.62	6.06	1,185,166
	2008	12.60	4.62	3,879,947
	2007	12.17	12.60	1,411,817
	2006	9.73	12.17	1,937,611
	2005	10.56	9.73	571,215
	2004 1	10.00	10.56	168,831
Rydex VT Electronics	2012	2.95	2.85	343,973
	2011	3.68	2.95	271,928
	2010	3.51	3.68	645,555
	2009	2.13	3.51	1,746,359
	2008	4.46	2.13	591,223
	2007	4.78	4.46	163,381
	2006	4.87	4.78	258,761
	2005	4.89	4.87	250,722
	2004	6.54	4.89	1,097,195
	2003	4.02	6.54	2,087,477

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VT Energy	2012	13.00	12.75	476,580
	2011	14.42	13.00	776,874
	2010	12.64	14.42	964,712
	2009	9.53	12.64	967,215
	2008	18.43	9.53	1,131,920
	2007	14.44	18.43	1,599,762
	2006	13.47	14.44	1,838,284
	2005	10.15	13.47	2,280,812
	2004	8.01	10.15	1,710,868
	2003	6.80	8.01	1,768,493
Rydex VT Energy Services	2012	10.15	9.76	529,746
	2011	11.69	10.15	733,526
	2010	9.68	11.69	1,366,265
	2009	6.22	9.68	1,302,014
	2008	15.31	6.22	1,411,686
	2007	11.66	15.31	2,208,855
	2006	10.97	11.66	1,653,480
	2005	7.72	10.97	2,777,277
	2004	6.03	7.72	1,959,108
	2003	5.81	6.03	704,239
Rydex VT Europe 1.25x Strategy	2012	5.72	6.66	621,718
	2011	7.03	5.72	287,119
	2010	8.23	7.03	601,125
	2009	6.33	8.23	1,100,573
	2008	14.65	6.33	629,556
	2007	13.53	14.65	2,596,792
	2006	10.90	13.53	3,410,723
	2005	10.70	10.90	819,629
	2004	9.62	10.70	2,595,308
	2003	7.02	9.62	2,293,628
Rydex VT Financial Services	2012	4.63	5.44	449,666
	2011	5.68	4.63	340,123
	2010	5.18	5.68	309,552
	2009	4.52	5.18	379,948
	2008	9.08	4.52	562,323
	2007	11.68	9.08	296,354
	2006	10.44	11.68	897,919
	2005	10.55	10.44	815,945
	2004	9.40	10.55	1,289,783
	2003	7.61	9.40	709,165

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VT Government Long Bond 1.2x Strategy	2012	14.25	14.06	279,924
	2011	10.51	14.25	424,191
	2010	9.97	10.51	402,217
	2009	15.20	9.97	348,819
	2008	10.96	15.20	828,018
	2007	10.42	10.96	1,196,379
	2006	11.23	10.42	1,230,809
	2005	10.89	11.23	1,310,806
	2004	10.48	10.89	1,694,958
	2003	11.01	10.48	3,673,332
Rydex VT Health Care	2012	8.46	9.50	777,309
	2011	8.44	8.46	799,647
	2010	8.25	8.44	392,702
	2009	6.91	8.25	734,182
	2008	9.60	6.91	1,339,450
	2007	9.46	9.60	970,689
	2006	9.39	9.46	1,146,339
	2005	8.86	9.39	1,788,170
	2004	8.71	8.86	834,980
	2003	7.01	8.71	1,431,342
Rydex VT Internet	2012	4.99	5.71	345,218
	2011	5.92	4.99	210,062
	2010	5.12	5.92	509,721
	2009	3.22	5.12	1,109,110
	2008	6.10	3.22	461,053
	2007	5.77	6.10	538,120
	2006	5.49	5.77	737,253
	2005	5.81	5.49	1,155,217
	2004	5.24	5.81	1,053,391
	2003	3.33	5.24	1,363,991
Rydex VT Inverse Dow 2x Strategy	2012	2.08	1.55	597,560
	2011	2.98	2.08	1,307,450
	2010	4.46	2.98	1,707,423
	2009	8.42	4.46	1,880,529
	2008	5.47	8.42	371,449
	2007	6.27	5.47	907,451
	2006	8.37	6.27	890,609
	2005	8.60	8.37	358,891
	2004 1	10.00	8.60	80,736
Rydex VT Inverse Government Long Bond Strategy	2012	3.02	2.71	976,046
	2011	4.53	3.02	686,860
	2010	5.42	4.53	1,179,589
	2009	4.74	5.42	1,387,658
	2008	7.09	4.74	515,000
	2007	7.76	7.09	717,731
	2006	7.49	7.76	1,622,590
	2005	8.25	7.49	1,028,915
	2004	9.65	8.25	1,171,671
	2003	10.00	9.65	408,600

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VT Inverse Mid-Cap Strategy	2012	3.30	2.58	679,078
	2011	3.71	3.30	55,100
	2010	5.19	3.71	37,678
	2009	8.37	5.19	400,680
	2008	6.51	8.37	60,916
	2007	6.93	6.51	47,629
	2006	7.52	6.93	274,299
	2005	8.55	7.52	84,568
	2004 1	10.00	8.55	7,092
Rydex VT Inverse NASDAQ-100 ® Strategy	2012	3.06	2.39	686,727
	2011	3.55	3.06	728,063
	2010	4.71	3.55	758,950
	2009	8.21	4.71	1,070,463
	2008	5.79	8.21	556,610
	2007	6.82	5.79	707,288
	2006	7.22	6.82	1,270,513
	2005	7.45	7.22	1,401,962
	2004	8.82	7.45	1,299,085
	2003	14.70	8.82	2,564,622
Rydex VT Inverse Russell 2000 ® Strategy	2012	3.09	2.43	1,011,389
	2011	3.50	3.09	379,768
	2010	5.05	3.50	430,167
	2009	7.85	5.05	773,491
	2008	6.57	7.85	308,747
	2007	6.51	6.57	593,588
	2006	7.72	6.51	535,985
	2005	8.32	7.72	864,274
	2004 1	10.00	8.32	357,297
Rydex VT Inverse S&P 500 Strategy	2012	3.71	2.95	956,566
	2011	4.26	3.71	967,323
	2010	5.35	4.26	823,247
	2009	7.72	5.35	1,084,556
	2008	5.79	7.72	829,866
	2007	5.99	5.79	1,445,420
	2006	6.77	5.99	998,525
	2005	7.12	6.77	2,646,567
	2004	8.28	7.12	806,337
	2003	11.32	8.28	879,810
Rydex VT Japan 2x Strategy	2012	5.45	6.27	142,989
	2011	8.00	5.45	187,921
	2010	7.22	8.00	296,357
	2009	6.10	7.22	548,487
	2008	9.49	6.10	879,220
	2007	11.17	9.49	600,469
	2006	11.08	11.17	938,475
	2005	9.61	11.08	2,079,167
	2004	9.10	9.61	603,920
	2003	6.90	9.10	659,214

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VT Leisure	2012	6.93	8.05	341,371
	2011	7.06	6.93	93,363
	2010	5.66	7.06	284,879
	2009	4.32	5.66	124,840
	2008	8.86	4.32	94,936
	2007	9.49	8.86	217,061
	2006	8.02	9.49	757,273
	2005	8.80	8.02	137,826
	2004	7.42	8.80	1,930,981
	2003	5.74	7.42	2,582,037
Rydex VT Mid-Cap 1.5x Strategy	2012	11.09	13.21	349,025
	2011	12.53	11.09	552,853
	2010	9.51	12.53	542,290
	2009	6.52	9.51	634,481
	2008	15.06	6.52	497,789
	2007	15.18	15.06	667,057
	2006	14.34	15.18	1,058,888
	2005	13.12	14.34	990,761
	2004	11.22	13.12	1,032,326
	2003	7.68	11.22	352,449
Rydex VT NASDAQ-100 ®	2012	8.38	9.37	442,915
	2011	8.56	8.38	1,114,156
	2010	7.54	8.56	1,446,695
	2009	5.18	7.54	1,232,077
	2008	9.31	5.18	803,767
	2007	8.25	9.31	1,285,483
	2006	8.15	8.25	635,169
	2005	8.41	8.15	1,411,920
	2004	8.03	8.41	5,132,355
	2003	5.77	8.03	1,881,847
Rydex VT NASDAQ-100 ® 2x Strategy	2012	4.33	5.56	2,872,295
	2011	4.55	4.33	3,089,303
	2010	3.47	4.55	3,423,640
	2009	1.66	3.47	5,446,377
	2008	6.33	1.66	5,888,400
	2007	5.16	6.33	4,195,532
	2006	5.14	5.16	2,644,052
	2005	5.53	5.14	3,820,761
	2004	5.05	5.53	4,170,028
	2003	2.66	5.05	4,038,724

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VT Nova	2012	5.66	6.63	917,710
	2011	5.98	5.66	852,098
	2010	5.20	5.98	1,161,751
	2009	4.01	5.20	3,475,559
	2008	9.19	4.01	3,128,829
	2007	9.49	9.19	1,918,804
	2006	8.31	9.49	4,525,063
	2005	8.34	8.31	3,357,488
	2004	7.60	8.34	3,596,049
	2003	5.70	7.60	2,374,008
Rydex VT Precious Metals	2012	20.82	19.13	754,365
	2011	28.65	20.82	707,537
	2010	21.66	28.65	1,192,246
	2009	15.15	21.66	1,025,464
	2008	25.74	15.15	1,172,695
	2007	22.48	25.74	1,257,020
	2006	19.32	22.48	1,005,729
	2005	16.68	19.32	1,306,547
	2004	20.31	16.68	675,179
	2003	15.05	20.31	1,200,293
Rydex VT Real Estate	2012	11.69	13.25	386,215
	2011	11.93	11.69	327,757
	2010	9.98	11.93	430,155
	2009	8.32	9.98	894,212
	2008	14.88	8.32	507,864
	2007	19.21	14.88	526,508
	2006	15.34	19.21	1,418,072
	2005	14.94	15.34	637,762
	2004	12.04	14.94	882,515
	2003	9.65	12.04	730,095
Rydex VT Retailing	2012	9.82	10.98	182,350
	2011	9.73	9.82	388,113
	2010	8.12	9.73	128,808
	2009	5.88	8.12	143,845
	2008	9.15	5.88	142,664
	2007	10.93	9.15	120,908
	2006	10.37	10.93	648,726
	2005	10.26	10.37	270,900
	2004	9.74	10.26	211,853
	2003	7.51	9.74	565,974

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VT Russell 2000 ® 1.5x Strategy	2012	8.44	9.87	257,965
	2011	10.04	8.44	490,564
	2010	7.60	10.04	331,463
	2009	5.95	7.60	351,450
	2008	12.77	5.95	452,351
	2007	14.30	12.77	351,049
	2006	12.35	14.30	1,257,957
	2005	12.41	12.35	901,314
	2004	10.35	12.41	2,349,970
	2003	6.58	10.35	4,573,132
Rydex VT Russell 2000 ® 2x Strategy	2012	3.99	4.93	475,463
	2011	5.16	3.99	1,480,853
	2010	3.63	5.16	582,051
	2009	2.79	3.63	778,813
	2008	8.62	2.79	911,775
	2007	10.30	8.62	322,451
	2006 3	10.00	10.30	112,728
Rydex VT S&P 500 2x Strategy	2012	4.66	5.78	881,491
	2011	5.07	4.66	1,457,975
	2010	4.22	5.07	1,168,241
	2009	3.01	4.22	2,438,359
	2008	9.81	3.01	2,685,033
	2007	10.18	9.81	1,384,171
	2006	8.59	10.18	1,401,544
	2005	8.67	8.59	1,004,434
	2004	7.75	8.67	1,064,347
	2003	5.22	7.75	646,422
Rydex VT S&P 500 Pure Growth	2012	9.24	10.03	690,080
	2011	9.76	9.24	1,015,031
	2010	8.15	9.76	1,725,949
	2009	5.78	8.15	1,633,752
	2008	10.02	5.78	593,979
	2007	9.97	10.02	1,242,551
	2006	9.88	9.97	984,181
	2005	10.13	9.88	790,360
	2004 1	10.00	10.13	1,214,440
Rydex VT S&P 500 Pure Value	2012	8.49	9.94	1,133,496
	2011	9.15	8.49	829,173
	2010	7.94	9.15	761,486
	2009	5.48	7.94	903,150
	2008	11.14	5.48	626,829
	2007	12.30	11.14	1,214,614
	2006	10.91	12.30	2,795,600
	2005	10.93	10.91	1,028,833
	2004 1	10.00	10.93	521,378

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VT S&P MidCap 400 Pure Growth	2012	12.83	14.26	775,572
	2011	13.48	12.83	946,314
	2010	10.62	13.48	1,350,253
	2009	7.07	10.62	1,146,442
	2008	11.55	7.07	773,682
	2007	11.12	11.55	1,042,449
	2006	11.26	11.12	725,065
	2005	10.54	11.26	2,134,324
	2004 1	10.00	10.54	1,294,200
Rydex VT S&P MidCap 400 Pure Value	2012	9.76	10.93	485,421
	2011	10.97	9.76	507,721
	2010	9.53	10.97	392,252
	2009	6.41	9.53	736,382
	2008	11.87	6.41	450,510
	2007	13.03	11.87	712,271
	2006	11.62	13.03	946,872
	2005	11.19	11.62	679,019
	2004 1	10.00	11.19	917,533
Rydex VT S&P SmallCap 600 Pure Growth	2012	10.87	11.52	299,925
	2011	10.96	10.87	773,084
	2010	9.13	10.96	826,891
	2009	7.11	9.13	559,047
	2008	11.30	7.11	648,540
	2007	11.82	11.30	378,078
	2006	11.45	11.82	1,083,924
	2005	11.25	11.45	1,211,994
	2004 1	10.00	11.25	1,565,519
Rydex VT S&P SmallCap 600 Pure Value	2012	8.67	10.00	672,450
	2011	10.00	8.67	550,596
	2010	8.34	10.00	549,395
	2009	5.37	8.34	640,098
	2008	9.92	5.37	510,605
	2007	13.00	9.92	439,967
	2006	11.39	13.00	1,252,309
	2005	11.47	11.39	806,438
	2004 1	10.00	11.47	2,418,588
Rydex VT Strengthening Dollar 2x Strategy	2012	4.91	4.41	78,609
	2011	5.36	4.91	287,779
	2010	5.86	5.36	539,799
	2009	7.27	5.86	575,281
	2008	7.19	7.27	103,720
	2007	8.42	7.19	367,262
	2006	9.84	8.42	227,822
	2005 2	10.00	9.84	---

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VT Technology	2012	4.87	5.22	405,393
	2011	5.59	4.87	860,910
	2010	5.21	5.59	1,604,989
	2009	3.50	5.21	2,799,716
	2008	6.69	3.50	796,309
	2007	6.33	6.69	1,501,172
	2006	6.24	6.33	1,287,248
	2005	6.32	6.24	906,124
	2004	6.52	6.32	1,109,050
	2003	4.22	6.52	742,700
Rydex VT Telecommunications	2012	4.77	4.79	211,000
	2011	5.82	4.77	370,850
	2010	5.31	5.82	390,972
	2009	4.31	5.31	461,969
	2008	8.22	4.31	872,496
	2007	7.86	8.22	908,410
	2006	6.87	7.86	1,437,461
	2005	7.09	6.87	111,399
	2004	6.57	7.09	682,117
	2003	5.13	6.57	780,580
Rydex VT Transportation	2012	8.34	9.39	57,815
	2011	9.79	8.34	76,846
	2010	8.24	9.79	227,924
	2009	7.33	8.24	115,839
	2008	10.23	7.33	313,388
	2007	11.71	10.23	126,316
	2006	11.38	11.71	633,425
	2005	10.95	11.38	606,221
	2004	9.30	10.95	887,391
	2003	8.06	9.30	267,314
Rydex VT U.S. Government Money Market	2012	7.17	6.87	12,247,725
	2011	7.49	7.17	16,460,496
	2010	7.81	7.49	16,784,979
	2009	8.15	7.81	20,228,052
	2008	8.42	8.15	33,899,383
	2007	8.46	8.42	26,738,245
	2006	8.51	8.46	17,240,772
	2005	8.71	8.51	15,562,032
	2004	9.07	8.71	11,866,677
	2003	9.47	9.07	17,598,158

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VT Utilities	2012	6.84	6.63	775,678
	2011	6.14	6.84	1,792,518
	2010	6.00	6.14	818,364
	2009	5.50	6.00	1,146,044
	2008	8.16	5.50	1,210,528
	2007	7.55	8.16	2,893,890
	2006	6.52	7.55	3,585,491
	2005	6.15	6.52	2,291,948
	2004	5.47	6.15	1,465,726
	2003	4.56	5.47	569,941
Rydex VT Weakening Dollar 2x Strategy	2012	9.11	8.80	105,528
	2011	9.88	9.11	117,250
	2010	10.93	9.88	119,605
	2009	10.70	10.93	122,244
	2008	12.73	10.70	559,995
	2007	11.25	12.73	579,358
	2006	10.06	11.25	315,037
	2005 2	10.00	10.06	151,309
Templeton Developing Markets Securities	2012	20.48	22.16	333,884
	2011	25.44	20.48	239,579
	2010	22.62	25.44	732,559
	2009	13.70	22.62	319,011
	2008	30.29	13.70	99,100
	2007	24.60	30.29	26,979
	2006	20.07	24.60	31,702
	2005	16.45	20.07	47,664
	2004	13.78	16.45	101,168
	2003	9.41	13.78	136,333
Templeton Foreign Securities	2012	9.03	10.22	290,092
	2011	10.57	9.03	227,256
	2010	10.19	10.57	712,503
	2009	7.78	10.19	192,608
	2008	13.64	7.78	102,458
	2007	12.35	13.64	125,330
	2006	10.63	12.35	161,115
	2005	10.09	10.63	397,060
	2004	8.90	10.09	684,526
	2003	7.04	8.90	764,342

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Wells Fargo Advantage Opportunity VT	2012	10.10	11.16	278,407
	2011	11.17	10.10	362,127
	2010	9.43	11.17	499,033
	2009	6.67	9.43	401,139
	2008	11.64	6.67	466,160
	2007	11.41	11.64	766,556
	2006	10.62	11.41	716,241
	2005	10.29	10.62	1,070,295
	2004	9.10	10.29	676,311
	2003	6.94	9.10	244,277
1   For the period April 29, 2004 (date of inception) through December 31, 2004.
2   For the period January 26. 2005 (date of inception) through December 31, 2005.
3   For the period November 10. 2006 (date of inception) through December 31, 2006.
4   For the period November 17. 2008 (date of inception) through December 31, 2008.
5   For the period April 29, 2011 (date of inception) through December 31, 2011.

APPENDIX B

Riders Available for Purchase Only Prior to February 1, 2010

Guaranteed Minimum Income Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available a minimum amount for the purchase of a fixed Annuity (“Minimum Income Benefit”). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements and Bonus Credits, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elected the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount; however, you will still pay the rider charge applicable to the 5% rate.)

In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant’s 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4B, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under “Annuity Options.” The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½%. This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger.

6% Dollar for Dollar Guaranteed Minimum Income Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider, like the Guaranteed Minimum Income Benefit Rider, makes available a minimum amount for the purchase of a fixed Annuity (“Minimum Income Benefit”); provided, however, that there are differences in the terms of the riders, including the annual effective rate of interest and the manner in which withdrawals affect the Minimum Income Benefit under each rider. You may never need to rely upon the Minimum Income Benefit, which should be viewed as a payment “floor.”

The Minimum Income Benefit under this rider is equal to Purchase Payments received during the three-year period that starts on the Contract Date, plus any Credit Enhancements and/or Bonus Credits applied in connection with those Purchase Payments, less any premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to those Subaccounts, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Income Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate in calculating the Minimum Income Benefit. Any such Subaccounts will be disclosed in this Prospectus.

Under this rider, you may withdraw up to a specified amount each Contract Year (the “Annual Limit”), without a proportional reduction in the Minimum Income Benefit. If you purchased this rider when you purchased the Contract, the Annual Limit initially was equal to 6% of the initial Purchase Payment, not including any Credit Enhancement and/or any Bonus Credits. If you purchased this rider on a Contract Anniversary, the Annual Limit initially was equal to 6% of Contract Value. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the purchase date of the rider or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.

The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is added subsequent to the purchase date of the rider. The Company reduces the Annual Limit if you make a withdrawal in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a

Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.

In crediting interest to determine the Minimum Income Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant’s 80th birthday. In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Income Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal, which for purposes of the rider includes any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges. In the event of a withdrawal that exceeds the Annual Limit, the Minimum Income Benefit is first reduced by any portion of the withdrawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.

Beginning on the tenth anniversary of the purchase date of the rider, you may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity under: (1) Annuity Option 2, (2) Annuity Option 4B, or (3) the Alternate Benefit, as discussed below. You may purchase a fixed Annuity under Option 2 or Option 4B within the 30-day period following any Contract Anniversary that occurs on or after the 10th anniversary of the purchase date of the rider. A fixed Annuity under Option 2 provides annuity payments that will be made during the lifetime of the Annuitant with a 10-year period certain, and under Option 4B provides annuity payments that will be made as long as either Annuitant is living with a 10-year period certain. See the discussion of Option 2 and Option 4B under “Annuity Options.” The Annuity rates under the rider for those Options are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2%.

The Owner may elect an Alternate Benefit, which provides for fixed Annuity payments on a monthly, quarterly, semiannual or annual basis for a period of 15 years. The Alternate Benefit is available only on the tenth anniversary of the rider purchase date and shall not be available thereafter. Any election of the Alternate Benefit is made by providing written notice of such election to the Company within the 30-day period following the tenth anniversary of the purchase date of the rider. Annuity payments under the Alternate Benefit are equal to the amount determined by dividing the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, by the total number of payments, as set forth in the table below (the total number of payments is based upon whether the Owner elects monthly, quarterly, semiannual or annual payments):

Payment Frequency	Total Number of Payments
Monthly	180
Quarterly	60
Semiannual	30
Annual	15

The Company guarantees that the Alternate Benefit shall be at least equal to an amount determined by applying the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, to Annuity Option 7 with a 15-year period certain, calculated without reference to the terms of the rider (see the discussion of Option 7 under “Annuity Options”).

The Alternate Benefit is calculated without reference to Annuity rates and represents the return of your Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, over a period of 15 years without crediting interest on that amount.

If the Owner annuitizes the Contract before the tenth anniversary of the purchase date of the rider or at any time thereafter other than within the 30-day period following a Contract Anniversary, the Minimum Income Benefit is not available. The Owner is not required to use this Rider to receive Annuity Payments. However, the Company will not refund charges paid for this rider if the Owner annuitizes outside of its terms and conditions.

This rider was available only if the age of the Annuitant at the time the rider was issued was 79 or younger.

Please note that this rider may not be appropriate for you if you plan on taking withdrawals in excess of the Annual Limit because such excess withdrawals may significantly reduce or eliminate the value of the Guaranteed

Minimum Income Benefit. If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Limit, you will have to withdraw more than the Annual Limit to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Guaranteed Minimum Income Benefit.

Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, or Bonus Credits), less any withdrawals and withdrawal charges;

2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.	The Guaranteed Growth Death Benefit.

The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements and/or Bonus Credits, net of any Premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3%, 5%, 6% or 7% (6% and 7% are not available to Texas residents), as elected in the application. (If you elect the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount; however, you will still pay the rider charge applicable to the rate you have selected.) In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract Anniversary following the oldest Owner’s 80th birthday; (3) the date due proof of the Owner’s death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner’s date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), net of premium tax and any withdrawals, including withdrawal charges.

If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be Contract Value, as set forth in item 2 above.

This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under “Death Benefit.”

Combined Annual Stepped Up and Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;

3.	The Annual Stepped Up Death Benefit (as described above); or

4.	The Guaranteed Growth Death Benefit at 5% (as described above).

If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be as set forth in item 2 above.

This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under “Death Benefit.”

Enhanced Death Benefit(This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges; or

2.	The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.

The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or (2) 25% of adjusted Purchase Payments.

•	“Contract gain” is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.

•
“Adjusted Purchase Payments” are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.

This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under “Death Benefit.”

Combined Enhanced and Annual Stepped Up Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2.	The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3.	The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above).

If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.

This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under “Death Benefit.”

Combined Enhanced and Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2.	The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3.	The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.

This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under “Death Benefit.”

Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2.	The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3.	The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above); or

4.	The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.

This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under “Death Benefit.”

Death Benefit – Return of Premium Beyond Issue Age 80 (Florida only) (This rider was available for purchase ONLY prior to February 1, 2010) — This rider was available only to Florida residents from ages 81 to 90 at issue. The rider makes available an enhanced death benefit for older issue ages upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges; or

2.	The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.

If the rider was not purchased and any Owner was age 81 or older on the Contract Date, the death benefit would be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company. If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be as set forth in item 2 above.

See the discussion under “Death Benefit.”

Annual Stepped Up Death Benefit Beyond Age 80 (Florida only) (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available to Florida residents only an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2.	The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company; or

3.	The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

•	The largest Contract Value on any Contract Anniversary that occurs prior to the date of the Owner’s death; plus

•	Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

•
An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to withdrawal.

If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be as set forth in item 2 above.

This rider differs from the Annual Stepped Up Death Benefit Rider discussed above in that the death benefit may step up on Contract Anniversaries occurring after the Owner has attained age 80. See the discussion under “Death Benefit.”

6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available a minimum amount for the purchase of a fixed Annuity (“Minimum Income Benefit”) as described under “6% Dollar for Dollar Guaranteed Minimum Income Benefit.” For a discussion of the Minimum Income Benefit, see “6% Dollar for Dollar Guaranteed Minimum Income Benefit.”

In addition to the Minimum Income Benefit, this rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.	The Minimum Death Benefit, as described below.

The Company will not pay the Minimum Death Benefit if either 1 or 2 above is higher than the Minimum Death Benefit as of the Valuation Date that the Company receives due proof of death and instructions regarding payment. The Company will not, however, refund charges paid for the rider if the Minimum Death Benefit is not paid. Because you may never need to rely upon the Minimum Death Benefit, it should be viewed as a death benefit “floor.”

The Minimum Income Benefit and Minimum Death Benefit are calculated separately and there are differences in the methods of their calculation. As a result, the Minimum Income Benefit and Minimum Death Benefit amounts will differ.

The Minimum Death Benefit is an amount equal to Purchase Payments, plus any Credit Enhancements and Bonus Credits, less any Premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to those Subaccounts, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Death Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate in calculating the Minimum Death Benefit. Any such Subaccounts will be disclosed in this Prospectus.

Under this rider, you may withdraw up to a specified amount each Contract Year (the “Annual Limit”), without a proportional reduction in the Minimum Death Benefit. The Annual Limit initially is equal to 6% of the initial Purchase Payment, not including any Credit Enhancement and Bonus Credit. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the Contract Date or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.

The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is added to Contract Value subsequent to the Contract Date. The Company reduces the Annual Limit if you make a withdrawal of Contract Value in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.

In crediting interest to determine the Minimum Death Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, (2) the Contract Anniversary following the oldest Owner’s 80th birthday, or (3) the first Valuation Date as of which the Minimum Death Benefit exceeds the Minimum Death Benefit Cap. The Minimum Death Benefit Cap is an amount equal to 200% of (a) minus (b) where (a) is the sum of all Purchase Payments (not including any Credit Enhancements, CDSC Credit, and/or Bonus Credits, less any premium tax, and (b) is the sum of all withdrawals from Contract Value, including any applicable withdrawal charges, any forfeited Credit Enhancements, and any charges for premium taxes.

In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Death Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal. (Withdrawals, for purposes of the rider, include any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges.) In the event of a withdrawal that exceeds the Annual Limit, the Minimum Death Benefit is first reduced by any portion of the withdrawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.

The amount of the Minimum Death Benefit shall in no event exceed an amount equal to the Minimum Death Benefit Cap. Also, if due proof of death and instructions regarding payment of the death benefit are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit under the rider will be Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company.

This rider was available only if the age of each Owner on the Contract Date was 79 or younger and the age of each Annuitant on the Contract Date was 79 or younger. See the discussion under “Death Benefit.”

Guaranteed Minimum Withdrawal Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — If you elected this rider when you purchased the Contract, your “Benefit Amount” was equal to a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit. If you purchased the rider on a Contract Anniversary, your Benefit Amount was equal to a percentage of your Contract Value on the Valuation Date we added this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the “Remaining Benefit Amount.”

Under this rider, you may withdraw up to a specified amount each Contract Year (the “Annual Withdrawal Amount”), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

Annual Withdrawal Amount*	Benefit Amount*
5%	130%
6%	110%
7%	100%
*  A percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus
Credit (or Contract Value on the purchase date of the rider if the rider is purchased on a
Contract Anniversary)

If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under “Contingent Deferred Sales Charge” and “Extra Credit.” Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. Please see “Federal Tax Matters.”

The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount. The percentage is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased is age 85 or younger.

If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Withdrawal Amount, you will have to withdraw more than the Annual Withdrawal Amount to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Remaining Benefit Amount.

Total Protection (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available a (1) Guaranteed Growth Death Benefit at 5%; (2) Guaranteed Minimum Withdrawal Benefit with an Annual Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed Minimum Accumulation Benefit as described below.

Upon the death of the Owner or any Joint Owner prior to the Annuity Start Date, a Guaranteed Growth Death Benefit at 5% will be available as described under “Guaranteed Growth Death Benefit,” with the following differences. Under this rider, the Guaranteed Growth Death Benefit will be reduced by any Annual Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced proportionately by any withdrawal that exceeds in whole or in part the Annual Withdrawal Amount for the Contract Year. The Guaranteed Growth Death Benefit is reduced as of the date of any such withdrawal by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal. Also, under this rider, the amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements, CDSC Credit, Bonus Credits, or Purchase Payments made during the 12 months preceding the Owner’s date of death), net of premium tax and any withdrawals, including withdrawal charges. Finally, under this rider, the annual effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts, including the Rydex VT U.S. Government Money Market Subaccount. If the Guaranteed Growth Death Benefit on any Valuation Date is equal to $0, the benefit will terminate and may not be reinstated or reset (as described below) after such termination.

This rider also makes available a Guaranteed Minimum Withdrawal Benefit (as described under “Guaranteed Minimum Withdrawal Benefit” above); provided, however, that the Annual Withdrawal Amount is equal to 5%, and the Remaining Benefit Amount is equal to 100%, of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credits (or Contract Value on the purchase date of this rider if the rider was purchased on a Contract Anniversary).

The Guaranteed Minimum Accumulation Benefit provides that at the end of the “Term,” which is the ten-year period beginning on the date of your purchase of the rider, the Company will apply an additional amount to your Contract if the Contract Value on that date is less than the Guaranteed Minimum Accumulation Benefit amount. The additional amount will be equal to the difference between the Contract Value on that date and the Guaranteed Minimum Accumulation Benefit amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion as Contract Value is allocated on that date. No additional amount will be applied if the Contract Value is greater than the Guaranteed Minimum Accumulation Benefit amount on the last day of the Term.

The Guaranteed Minimum Accumulation Benefit amount is equal to 105% of your initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of this rider if the rider was purchased on a Contract Anniversary); plus 105% of any Purchase Payments (including any Credit Enhancements and/or Bonus Credits) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit; and less an adjustment for any withdrawals that exceed in whole or in part the Annual Withdrawal Amount for the Contract Year. The adjustment reduces the Guaranteed Minimum Accumulation Benefit amount by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

The Guaranteed Minimum Accumulation Benefit will terminate upon payment of any additional amount as described above or upon expiration of the Term without payment of an additional amount. This benefit may not be reinstated by Purchase Payments or reset after such termination.

After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit to an amount equal to Contract Value on the reset date; provided that Contract Value on that date is greater than the Remaining Benefit Amount. The Annual Withdrawal Amount will reset to 5% of Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater, in which case the Annual Withdrawal Amount will remain the same. The reset election must be made as to all or none of the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit. If you elect a reset, a new Term will begin for the Guaranteed Minimum Accumulation Benefit effective on the reset date. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.45%.

This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or

(5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person.

While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was age 79 or younger.

Because of the ten-year Term, if you are within ten years of your required beginning date for taking required minimum distributions under a Qualified Contract, you may not be able to receive the full value of the Guaranteed Minimum Accumulation Benefit. You should consult a tax adviser before resetting the Guaranteed Minimum Accumulation Benefit with a Qualified Contract.

ADVISORDESIGNS® VARIABLE ANNUITY

SBL Variable Annuity Account XIV

STATEMENT OF ADDITIONAL INFORMATION

Date:  May 1, 2013

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001
1-800-888-2461

Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the AdvisorDesigns Variable Annuity dated May 1, 2013 , as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), Security Benefit Life Insurance Company (”the Company”), and the SBL Variable Annuity Account XIV (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.

Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The minimum mortality and expense risk charge of 0.85%, and the administration charge, which ranges from 0.25% to 0.60%, on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the “Excess Charge”) on a monthly basis.

Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the dividend on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.	the amount of dividend per Accumulation Unit; times

2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Oppenheimer Main Street Small   Cap Fund®/VA Subaccount and no Riders, the Excess Charge would be computed as follows:

Mortality and Expense Risk Charge		0.95%
Plus: Optional Rider Charge	+	N/A
Less: Minimum Charge	-	0.85%
Excess Charge on an Annual Basis		0.10%

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross dividend of $0.025 per unit declared on December 31 (Record Date), the net dividend amount would be as follows:

Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Dividend Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00085
Net Dividend Per Unit		$ 0.02415
Times: Number of Accumulation Units	x	5,000
Net Dividend Amount		$ 120.75

The net dividend amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small   Cap Fund®/VA Subaccount, as follows: $0.02415 (net dividend per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the dividend reinvestment.

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly dividends are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.

Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.

Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $17,500 for tax year 2013. The $17,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $5,500 can be made to a 403(b) annuity during the 201 3 tax year. The $5,500 limit may be adjusted for inflation in $500 increments for future tax years.

The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by up to $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally, the Section 415(c) limit for 201 3 is the lesser of (i)  $51,000, or (ii) 100% of the employee’s annual compensation.

Roth 403(b) — Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a “qualifying distribution.” Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions-- $17,500 in 201 3 with a $5,500 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a “qualified employer.” Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $17,500 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $9,500 in contributions to a traditional 403(b) contract in the same year.

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5, 5 00.

If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,000 or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,000 or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $51,000. Salary reduction contributions, if any, are subject to additional annual limits.

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex VT U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VT U.S. Government Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract , and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional Rider charges of 3.10%; (2) the maximum administration charge of 0.60%; (3) the account administration charge of $30; and (4) the contingent deferred sales charge.

Other total return figures (referred to as “Non-Standardized Total Return”) may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.

Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012 , and the financial statements of Variable Annuity Account XIV – AdvisorDesigns Variable Annuity at December 31, 2012 , and for each of the specified periods ended December 31, 2012 and 2011, or for such portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012 and the financial statements of Variable Annuity Account XIV – AdvisorDesigns Variable Annuity at December 31, 2012 , and for each of the specified periods ended December 31, 2012 and 2011, or for such portions of such periods as disclosed in the financial statements are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Consolidated Financial Statements
Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)
Years Ended December 31, 2012 and 2011, and Periods From
July 31, 2010 Through December 31, 2010, and January 1, 2010 Through July 30, 2010
With Report of Independent Registered Public
Accounting Firm

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Financial Statements

Years Ended December 31, 2012 and 2011, and Periods From July 31, 2010
Through December 31, 2010, and January 1, 2010 Through July 30, 2010

Report of Independent Registered Public Accounting Firm

The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying consolidated balance sheets of Security Benefit Life Insurance Company and subsidiaries (collectively, the Company), an indirect wholly owned subsidiary of Guggenheim SBC Holdings, LLC, as of December 31, 2012 and 2011, and the related consolidated statements of operations and comprehensive income, changes in stockholder’s equity, and cash flows for the years ended December 31, 2012 and 2011, and for the periods from July 31, 2010 to December 31, 2010, and January 1, 2010 through July 30, 2010. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security Benefit Life Insurance Company and subsidiaries at December 31, 2012 and 2011, and the consolidated results of their operations and their cash flows for the years ended December 31, 2012 and 2011, and for the periods from July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2012, and prospectively applied, the Company changed its method of accounting for deferred policy acquisition costs.

Also, as discussed in Note 1 to the consolidated financial statements, effective July 31, 2010, in response to the acquisition of the Company’s parent, the Company adjusted its historical accounting basis to reflect the change in control at July 31, 2010.

1

Also, as discussed in Note 1 to the consolidated financial statements, in response to new accounting standards, the Company changed its methods of accounting for embedded credit derivatives effective July 1, 2010.

ERNST & YOUNG LLP
April 26, 2013
Kansas City, Missouri

2

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

	December 31
	2012	2011
	Successor	Successor
	(In Thousands,
	Except Share Amounts)
Assets
Investments:
Securities available for sale:
Bonds	$5,467,234	$4,411,618
Equities	129,787	85,783
Securities trading:
Bonds	243,221	–
Mortgage loans, at fair value	194,719	–
Synthetic bonds	11,377	23,078
Notes receivable from affiliates	719,162	853,918
Bonds held to maturity	558,454	28,084
Mutual fund trading	2	1
Mortgage loans	191,379	7,404
Policy loans	494,161	98,622
Cash and cash equivalents	1,956,655	621,298
Restricted cash	36,703	15,932
Short-term investments	5,071	5,279
Call options	135,161	12,132
Other invested assets	217,462	99,297
Total investments	10,360,548	6,262,446

Accrued investment income	86,858	44,112
Accounts receivable	42,510	19,109
Reinsurance recoverable	2,785,342	531,224
Property and equipment, net	47,506	49,251
Deferred policy acquisition costs	66,853	92,162
Deferred sales inducement costs	303,199	86,828
Value of business acquired	33,224	44,405
Other intangible assets	2,758	2,858
Other assets	63,077	48,249
Separate account assets	5,020,896	4,121,064
Total assets	$18,812,771	$11,301,708

3

	December 31
	2012	2011
	Successor	Successor
	(In Thousands, Except Share Amounts)
Liabilities and stockholder’s equity
Liabilities:
Policy reserves and annuity account values	$10,123,569	$6,249,986
Funds withheld	2,212,791	–
Policy and contract claims	2,460	2,542
Other policyholder funds	16,601	16,869
Accounts payable and accrued expenses	74,069	38,149
Income taxes payable	25,471	1,231
Deferred income tax liability	7,639	24,235
Notes payable to affiliates	8,160	–
Long-term debt	123,991	122,535
Mortgage debt	32,078	34,413
Other liabilities	94,473	17,380
Repurchase agreements	304,570	66,775
Separate account liabilities	5,020,896	4,121,064
Total liabilities	18,046,768	10,695,179

Stockholder’s equity:
Common stock, $10 par value, 1,000,000 shares authorized, 700,000 issued and outstanding	7,000	7,000
Additional paid-in capital	463,492	463,492
Accumulated other comprehensive income	132,491	42,015
Retained earnings	163,020	94,022
Total stockholder’s equity	766,003	606,529

Total liabilities and stockholder’s equity	$18,812,771	$11,301,708

See accompanying notes.

4

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Operations

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)
Revenues:
Insurance premiums and other considerations	$576	$444	$157	$207
Asset-based fees	103,976	91,041	37,556	51,778
Other product charges	21,476	14,006	6,238	11,343
Net investment income	357,892	271,938	87,199	127,824
Net realized/unrealized gains, excluding impairment losses on available-for-sale securities	39,323	4,591	3,357	5,337
Total other-than-temporary impairment losses on available-for-sale securities and other invested assets	(5,982)	(803)	(365)	(19,341)
Portion of impairment losses on available-for-sale bonds recognized in other comprehensive income	32	–	6	4,588
Other revenues	18,236	27,000	10,325	12,757
Total revenues	535,529	408,217	144,473	194,493

Benefits and expenses:
Annuity benefits:
Interest credited to account balances	148,273	133,130	51,910	71,607
Benefits in excess of account balances	3,418	4,619	1,218	2,642
Traditional life insurance benefits	(1,566)	(777)	124	(2,299)
Other benefits	35,362	12,318	1,798	1,754
Total benefits	185,487	149,290	55,050	73,704

Commissions and other operating expenses	136,983	114,654	47,661	65,887
Amortization of deferred policy acquisition costs, deferred sales inducement costs, and value of business acquired	45,384	6,536	3,405	35,562
Interest expense	15,951	15,559	6,679	8,485
Other expenses	1,275	554	798	414
Total benefits and expenses	385,080	286,593	113,593	184,052

Income before income tax expense	150,449	121,624	30,880	10,441
Income tax expense	35,845	22,943	10,539	8,472
Net income	$114,604	$98,681	$20,341	$1,969

See accompanying notes.

5

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Comprehensive Income

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)

Net income	$114,604	$98,681	$20,341	$1,969
Other comprehensive income (loss), net:
Net unrealized and realized gains (losses) on available-for-sale securities	133,909	47,407	(2,895)	101,208
Net effect of unrealized gains and losses on:
Deferred policy acquisition costs and value of business acquired	(28,762)	(3,847)	1,350	(39,572)
Policy reserves and annuity account values	(14,671)	–	–	(2,455)

Other comprehensive income (loss)	90,476	43,560	(1,545)	59,181

Comprehensive income	$205,080	$142,241	$18,796	$61,150

See accompanying notes.

6

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder’s Equity

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total
	(In Thousands)
Predecessor
Balance at January 1, 2010	$7,000	$87,627	$(147,189)	$249,487	$196,925
Cumulative effect of change in accounting for embedded credit derivatives	–	–	10,153	(10,153)	–
Capital contribution from parent	–	340,000	–	–	340,000
Net income	–	–	–	1,969	1,969
Other comprehensive income	–	–	59,181	–	59,181
Balance at July 30, 2010	7,000	427,627	(77,855)	241,303	598,075

Successor
Adjustments related to push down of purchase price resulting from change in control	–	35,865	77,855	(241,303)	(127,583)
Balance at July 31, 2010	7,000	463,492	–	–	470,492
Net income	–	–	–	20,341	20,341
Other comprehensive loss	–	–	(1,545)	–	(1,545)
Balance at December 31, 2010	7,000	463,492	(1,545)	20,341	489,288
Net income	–	–	–	98,681	98,681
Other comprehensive income	–	–	43,560	–	43,560
Dividends paid	–	–	–	(25,000)	(25,000)
Balance at December 31, 2011	7,000	463,492	42,015	94,022	606,529
Net income	–	–	–	114,604	114,604
Other comprehensive income	–	–	90,476	–	90,476
Dividends paid	–	–	–	(45,606)	(45,606)
Balance at December 31, 2012	$7,000	$463,492	$132,491	$163,020	$766,003

See accompanying notes.

7

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)
Operating activities
Net income	$114,604	$98,681	$20,341	$1,969
Adjustments to reconcile net income to net cash and cash equivalents provided by operating activities:
Net realized/unrealized (gains) losses	(33,376)	(3,788)	(2,998)	9,416
Amortization of investment premiums and discounts	(25,715)	(36,523)	8,476	(7,326)
Annuity and interest-sensitive life products – interest credited to account balances	148,273	133,130	51,910	71,607
Depreciation and amortization	2,348	3,611	1,684	2,365
Policy acquisition costs deferred	(74,512)	(91,082)	(6,429)	(11,448)
Sales inducement costs (deferred) charged back	(229,657)	(85,684)	–	236
Amortization of deferred policy acquisition costs, deferred sales inducement costs, and value of business acquired	45,384	6,536	3,405	35,562
Net purchases of bonds, trading	(11,066)	–	–	–
Net sales of mortgage loans, at fair value	11,117	–	–	–
Net (purchases) sales of mutual funds, trading	(63)	3,692	(4,000)	(1)
Change in restricted cash	(20,771)	30,244	2,290	(14,266)
Change in funds withheld	59,240	–	–	–
Deferred income taxes	(55,490)	16,038	2,634	(21,795)
Other changes in operating assets and liabilities	143,137	(1,421)	21,650	17,092
Net cash and cash equivalents provided by operating activities	73,453	73,434	98,963	83,411

Investing activities
Sales, maturities, or repayments of investments:
Bonds available for sale	1,980,634	1,795,153	648,097	538,352
Equity securities available for sale	40,191	114,455	8,583	32,058
Synthetic bonds	39,667	5,460	–	–
Notes receivable from affiliates	2,262,662	50,000	20,000	–
Bonds held to maturity	1,093	997	198	436
Officer mortgage loans	691	1,070	1,017	1,825
Mortgage loans	284	3,907	–	–
Options	22,229	–	–	–
Other invested assets	191,413	52,282	5,714	2,164
	4,538,864	2,023,324	683,609	574,835
Acquisitions of investments:
Bonds available for sale	(2,802,050)	(2,472,088)	(952,061)	(913,232)
Equity securities available for sale	(46,526)	(166,858)	(11,396)	(10,740)
Synthetic bonds	(21,066)	(4,949)	–	–
Bonds held to maturity	(531,890)	–	–	–
Note receivable from affiliates	(2,373,823)	(25,000)	–	–
Officer mortgage loans	(380)	(200)	(160)	(210)
Mortgage loans	(184,570)	(3,907)	–	–
Options	(139,999)	(16,504)	–	–
Other invested assets	(88,800)	(62,907)	(13,797)	(10,539)
	(6,189,104)	(2,752,413)	(977,414)	(934,721)

Net purchases of property and equipment	(503)	(718)	(62)	(139)
Net sales (purchases) of short-term investments	203	(14,381)	(1,000)	67,681
Net (increase) decrease in policy loans	(372,592)	7,565	2,232	4,709
Net cash and cash equivalents used in investing activities	(2,023,132)	(736,623)	(292,635)	(287,635)

8

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows (continued)

Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
(In Thousands)

Financing activities
Payments on mortgage debt	$(2,335)	$(2,184)	$(868)	$(1,174)
Issuance of notes payable to affiliates	8,000	–	–	–
Capital contribution from parent	–	–	–	340,000
Dividends paid to parent	(45,606)	(25,000)	–	–
Net change in repurchase agreements	237,795	66,775	–	–
Deposits to annuity account balances	3,927,548	1,421,732	57,601	80,122
Withdrawals from annuity account balances	(840,366)	(265,809)	(116,190)	(171,367)
Net cash and cash equivalents provided by (used in) financing activities	3,285,036	1,195,514	(59,457)	247,581

Increase (decrease) in cash and cash equivalents	1,335,357	532,325	(253,129)	43,357
Cash and cash equivalents at beginning of period	621,298	88,973	342,102	298,745
Cash and cash equivalents at end of period	$1,956,655	$621,298	$88,973	$342,102

Supplemental disclosures of cash flow information
Cash paid during the year for:
Interest	$14,363	$13,857	$6,953	$7,409
Income taxes	$66,851	$4,463	$13,994	$1,597

Supplemental disclosures of noncash information

During the period ended December 31, 2012, the Company recognized an embedded derivative in the funds withheld liability of $706,000, which is equal to the value of the unrealized gains or losses on the segregated assets supporting the liability (See Notes 2 and 9).

The following are noncash assets received and liabilities assumed related to reinsurance agreements (see Note 9) and exchanges for new intercompany promissory notes (see Note 18).  The transfers are as follows (in thousands):

Assets (liabilities) transferred out:
Securities available for sale:
Bonds	$–	$51,770	$–	$–
Equities	–	55,188	–	–
Short-term investments	–	12,500	–	–
Other invested assets	–	35,729	–	–
Accrued investment income	–	3,492	–	–
Notes receivable from affiliates	246,137	–	–	–
Deferred policy acquisition costs	33,379	–	–	–
Deferred sales inducement costs	1,276	–	–	–
Policy reserves	(1,725,610)	–	–	–
Total assets (liabilities) transferred out	$(1,444,818)	$158,679	$–	$–

Assets (liabilities) transferred in:
Securities available for sale:
Bonds	$–	$–	$–	$–
Equities	36,137	–	–	–
Bonds, trading	231,754	–	–	–
Mortgage loans, at fair value	207,189	–	–	–
Policy loans	22,947	–	–	–
Short-term investments	–	–	–	–
Other invested assets	210,000	–	–	–
Accrued investment income	–	–	–	–
Funds withheld	(2,152,845)	158,679	–	–
Total assets (liabilities) transferred in	$(1,444,818)	$158,679	$–	$–

See accompanying notes.

9

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2012

1. Nature of Operations and Significant Accounting Policies

Nature of Operations

The operations of Security Benefit Life Insurance Company (SBL), together with its subsidiaries, Security Distributors, Inc. (SDI) and Gennessee Insurance Agency, LLC (Gennessee) (referred to herein, collectively, as the Company), consist primarily of marketing and distributing annuities, life insurance, and related products throughout the United States. The Company offers a diversified portfolio of investment products consisting primarily of individual and group annuities, including fixed income annuities, and mutual fund products through multiple distribution channels. SDI is registered as a broker-dealer with the Securities and Exchange Commission (SEC) and is a member of the Financial Industry Regulatory Authority.

SBL converted from a mutual life insurance company to a stock life insurance company under a mutual holding company structure on July 31, 1998, pursuant to a Plan of Conversion (the Conversion). In connection with the Conversion, Security Benefit Corporation (SBC), a Kansas- domiciled intermediate stock holding company, and Security Benefit Mutual Holding Company (SBMHC), a Kansas-domiciled mutual holding company, were formed. As a result of the Conversion, SBMHC indirectly owned, through its ownership of SBC, all of the issued and outstanding common stock of the Company.

On February 15, 2010, SBMHC entered into a purchase and sale agreement with Guggenheim SBC Holdings, LLC (GSBCH) to sell all of the outstanding capital stock of SBC. Effective July 30, 2010, SBC was sold to GSBCH, referred to herein as the “Transaction” (see Note 12). At the time of the Transaction, SBMHC was demutualized and then dissolved.

Basis of Presentation

The consolidated financial statements prior to the closing of the Transaction reflect the historical accounting basis in the Company’s assets and liabilities and are labeled “Predecessor.” The statements subsequent to the Transaction are labeled “Successor” and reflect adjusting the Company’s historical accounting basis to reflect the change in control based upon the allocated purchase price by SBC at the Transaction date in the consolidated financial statements.

The consolidated financial statements for the year ended December 31, 2012, include the operations and accounts of SBL and its subsidiaries, SDI and Gennessee, which was formed in July 2012. The consolidated financial statements for the year ended December 31, 2011, and the periods July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, include the operations and accounts of SBL and its subsidiary, SDI.

10

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of the consolidated financial statements and accompanying notes in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect amounts reported and disclosed. For example, significant estimates and assumptions are used in the valuation of investments; valuation of derivative financial instruments; determination of other-than-temporary impairments of investments; amortization of deferred policy acquisition costs, deferred sales inducement costs, and value of business acquired; calculation of liabilities for future policy benefits; and the calculation of income taxes and the recognition of deferred income tax assets and liabilities. Management believes that the estimates used in preparing its consolidated financial statements are reasonable and prudent. However, actual results could differ from those estimates.

Recently Adopted Accounting Pronouncements

On January 1, 2011, the Company adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2010-06, Improving Disclosures about Fair Value. ASU 2010-06 requires new disclosures related to fair value measurements and clarifies existing disclosure requirements about the level of disaggregation, inputs, and valuation techniques. Specifically, reporting entities now must disclose separately the amounts of significant transfers into and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. In addition, in the reconciliation for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances, and settlements. The guidance clarifies that a reporting entity needs to use judgment in determining the appropriate classes of assets and liabilities for disclosure of fair value measurement, considering the level of disaggregated information required by other applicable GAAP guidance, and should also provide disclosures about the valuation techniques and inputs used to measure fair value for each class of assets and liabilities. The adoption of ASU 2010-06 did not have a material impact on the consolidated financial statements.

On January 1, 2010, the Company adopted ASU 2010-11, Scope Exception Related to Embedded Credit Derivatives. ASU 2010-11 amends and clarifies the guidance on evaluation of credit derivatives embedded in beneficial interests in securitized financial assets, including asset-backed securities, credit-linked notes, collateralized loan obligations, and collateralized debt obligations. This guidance eliminates the scope exception for bifurcation of embedded credit

11

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

derivatives in interests in securitized financial assets, unless they are created solely by subordination of one financial instrument to another. The cumulative effect from the change in the accounting principle from adopting this guidance resulted in a net decrease of $10,153,000 to retained earnings and corresponding net increase of $10,153,000 to accumulated other comprehensive income (loss).

On January 1, 2011, the Company adopted ASU 2010-15, How Investments Held Through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments. ASU 2010-15 clarifies that investments held within the separate accounts of an insurance entity should not be combined with the insurer’s general account interest in the same investments when determining whether consolidation is required, unless the separate account interests are held for the benefit of a related party. The adoption of ASU 2010-15 did not have a material impact on the consolidated financial statements.

On January 1, 2012, the Company adopted on a prospective basis ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. ASU 2010-26 clarifies the types of costs incurred by an insurance entity that can be capitalized in the acquisition of insurance contracts. Only those costs incurred which result directly from and are essential to the successful acquisition of new or renewal insurance contracts may be capitalized. Incremental costs related to unsuccessful attempts to acquire insurance contracts must be expensed as incurred. The required disclosures are provided in Note 4.

On January 1, 2012, the Company adopted ASU 2011-02, Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring, authoritative guidance which clarifies when creditors should classify a loan modification as a troubled debt restructuring (TDR). A TDR occurs when a creditor grants a concession to a debtor experiencing financial difficulties. Loans denoted as a TDR are considered impaired and are specifically reserved for when calculating the allowance for credit losses. This guidance also ends the indefinite deferral issued in January 2011 surrounding new disclosures on loans classified as a TDR required as part of the credit quality disclosures guidance issued in July 2010. The adoption of ASU 2011-02 did not have a material impact on the consolidated financial statements.

On January 1, 2012, the Company adopted ASU 2011-03, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements, authoritative guidance that modifies the criteria for determining when repurchase agreements would be accounted for as secured borrowings as opposed to sales. The adoption of ASU 2011-03 did not have a material impact on the consolidated financial statements.

12

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

On January 1, 2012, the Company adopted ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, authoritative guidance that clarifies and changes fair value measurement and disclosure requirements. This guidance expands existing disclosure requirements for fair value measurements and includes other amendments but does not require additional fair value measurements. The required disclosures are provided in Note 14.

On December 31, 2012, the Company adopted ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, authoritative guidance that changes the presentation of comprehensive income in the financial statements. The new guidance eliminates the presentationoptions contained in current guidance and instead requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements that show the components of net income and other comprehensive income, including adjustments for items that are reclassified from other comprehensive income to net income. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company adopted ASU 2011-05 through two separate but consecutive statements in the consolidated financial statements.

On December 31, 2012, the Company adopted ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05, authoritative guidance to defer certain provisions included in ASU 2011-05. This guidance defers only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments to allow the FASB time to re-deliberate whether to present on the face of the financial statements the effects of reclassification out of accumulated other comprehensive income for all periods presented. The adoption of ASU 2011-12 did not have a material impact on the consolidated financial statements.

Recently Issued Accounting Pronouncements

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. The amendments in ASU 2011-11 will enhance disclosures by requiring improved information about financial and derivative instruments that are either (1) offset (netting assets and liabilities) in accordance with Section 210-20-45 or Section 815-10-45 of the FASB Accounting Standards Codification (ASC) or (2) subject to an enforceable master netting arrangement or similar agreement. ASU 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods, and requires retrospective

13

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

disclosures for comparative periods presented. Therefore, ASU 2011-11 will be effective for the Company’s fiscal year beginning January 1, 2013. Adoption of ASU 2011-11 is not expected to have a material impact on the consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, authoritative guidance which provides an entity the option to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. The guidance is effective for the first interim and annual impairment tests performed for periods beginning after September 15, 2012, which for the Company is January 1, 2013. The adoption of this guidance is not expected to have a material impact on the consolidated financial statements.

Investments

Bonds classified as held to maturity include securities that the Company has the positive intent and ability to hold to maturity. Held-to-maturity bonds are carried at cost, adjusted for the amortization of premiums and the accrual of discounts, both computed using the effective interest rate method applied over the estimated lives of the securities adjusted for prepayment activity. Bonds classified as available for sale are carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in the statement of comprehensive income, net of adjustments related to deferred policy acquisition costs, policy reserves and annuity account values and applicable income taxes. The adjustment related to deferred policy acquisition costs and policy reserves and annuity account values represents the impact from using a discount rate that would have been required if such unrealized gains or losses had been realized. Premiums and discounts are amortized using the effective interest rate method applied over the estimated lives of the assets adjusted for prepayment activity. If it is determined that a decline in fair value is other than temporary, unrealized losses are generally bifurcated between credit- and non-credit-related impairments. Credit-related impairments are recognized in earnings, while non-credit-related impairments are reported as a component of accumulated other comprehensive income.

Securities classified as trading are carried at fair value, with related unrealized gains and losses reported in the consolidated statements of operations as a component of net realized/unrealized gains (losses).

14

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The Company holds certain bonds classified as available for sale that have embedded credit derivative features. Prior to July 1, 2010, these securities were treated as available-for-sale securities. Effective July 1, 2010, the embedded credit derivative feature of the securities related to the written credit default swaps are required to be bifurcated or the fair value option for the entire instrument may be elected. The Company has elected to utilize the fair value option for the entire instrument, with the changes in fair value being recognized through net realized/ unrealized gains (losses) in the consolidated statements of operations.

Equity securities include common stocks and non-redeemable preferred stocks. Equity securities are classified as available for sale and are carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss, net of applicable income taxes. The cost of equity securities is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of operations as a component of net realized/unrealized gains (losses).

Mutual funds include affiliated and non-affiliated mutual funds and seed money investments. Mutual funds are classified as trading and are carried at fair value, with changes in fair value reported in the consolidated statements of operations as a component of net realized/unrealized gains (losses).

Realized capital gains and losses on sales of investments are determined using the average cost method. In addition to net realized gains and losses, unrealized capital gains and losses related to trading securities and other-than-temporary impairments (OTTIs) are reported as a component of net realized/unrealized gains (losses) in the consolidated statements of operations.

The Company has entered into bridge loans to provide a short-term loan facility utilized by the borrower until permanent financing can be secured or an existing obligation or project is completed. The Company is obligated to fund the loans only upon request from the borrower and receives a commitment fee on the maturity date for providing the loan facility. The Company has also entered into revolver agreements, which are lines of credit where the borrower is allowed to use the funds as needed and are most often used for operating purposes. The Company receives a commitment fee for providing the line of credit to the borrower. If a portion of a bridge loan or revolver is funded, the Company will receive interest on the amount funded. Open commitments on bridge loans and revolvers are disclosed in Note 15.

15

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The Company has elected to utilize the fair value option for certain mortgage loans that have been segregated to support the funds withheld liability (see Note 9). The changes in fair value of these mortgage loans are recognized through net realized/unrealized gains (losses) in the consolidated statements of operations. The mortgage loans that are not segregated are reported at amortized cost.

Policy loans are reported at unpaid principal.

Investments in joint ventures and partnerships are reported in other invested assets and are generally accounted for using the equity method. In applying the equity method, the Company records its share of income or loss reported by equity investees. Total assets of these unconsolidated entities amounted to $216.8 million and $97.7 million at December 31, 2012 and 2011, respectively. The Company’s share of current period net income of the unconsolidated entities included in net investment income is $9.5 million and $37.3 million for the years ended December 31, 2012 and 2011, and $3.9 million and $6.9 million for the periods from July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, respectively.

The Company has investments in limited partnerships that are reviewed to determine if they are Variable Interest Entities (VIEs) under ASC Topic 810, Consolidation. If it is determined that the Company is the primary beneficiary, the entity is consolidated into the Company’s consolidated financial statements. The Company continually evaluates whether it is the primary beneficiary of any VIEs.

The Company has a variable interest in a number of limited liability partnerships, which were primarily formed for the purpose of purchasing private equity and fixed income securities, for which the Company is not the primary beneficiary. The determination was based on the conclusion that the Company does not have the power to direct the activities of the VIEs that most significantly impact the entities’ economic performance nor does the Company absorb the significant losses of the VIEs or have rights to a significant portion of the expected benefits. Except for amounts contractually required, the Company did not provide any further financial or other support to the VIEs.

The Company’s maximum exposure to loss of these VIEs is based on existing investments in and additional commitments made to limited partnerships. The Company’s carrying amount of its investment in VIEs reported in other invested assets on the consolidated balance sheets was $147.6 million and $66.1 million at December 31, 2012 and 2011, respectively compared to its maximum exposure to loss of $151.3 million and $70.6 million at December 31, 2012 and 2011, respectively.

16

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Cash and cash equivalents includes operating cash, other investments with original maturities of 90 days or less, and money market funds principally supported with cash and cash equivalent funds. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.

Restricted Cash

Restricted cash consists of cash pledged by the Company as collateral, cash restricted to distribution to the policyholders as a result of the Transaction, and cash held in accordance with SEC regulations for exclusive benefit of the Company’s clients. All restricted cash has been segregated from the Company’s operating cash accounts.

Derivatives

The Company hedges exposures to interest rate risk and equity market risk by entering into derivative financial instruments. All of the derivative financial instruments are recognized as an asset or liability in the consolidated balance sheets at estimated fair value. For derivative instruments not receiving hedge accounting but that are economic hedges, the gain or loss is recognized in net income during the period of change.

The Company issues certain products that contain a derivative that is embedded in the product and must be accounted for under ASC 815, Derivatives and Hedging. Under ASC 815, the Company assesses whether the embedded derivative is clearly and closely related to the host contract. When the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. Embedded derivatives, which are reported with the host instrument in the consolidated balance sheets in policy reserves and annuity account values, are reported at fair value, with changes in fair value recognized in the consolidated statements of operations.

In addition, the Company has entered into two coinsurance with funds withheld arrangements, which contain embedded derivatives whose fair value is based on the change in the fair value of the underlying segregated assets (see Note 3).

17

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The agreements between the Company and its derivatives counterparties require the posting of collateral when the market value of the derivative instruments exceeds the costs of the instruments subject to certain thresholds agreed upon with the counterparties. Collateral posted by counterparties is reported in the consolidated balance sheets in cash and cash equivalents with a corresponding liability reported in other liabilities.

Deferred Policy Acquisition Costs

To the extent recoverable from future policy revenues and gross profits, incremental direct costs of the contract acquisition (commissions) as well as certain costs directly related to acquisition activities (underwriting, other policy issuance and processing, and selling costs) for the successful acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs but are instead included in deferred sales inducement costs in the consolidated balance sheets. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of actual and expected gross profits from investments (gross blended separate account return assumption of 8.5% for all years), mortality, and expense margins. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on assets, with the adjustment reflected in stockholder’s equity as a component of accumulated other comprehensive income or loss, net of applicable income taxes.

For insurance and annuity contracts, policyholders can elect to modify product benefits, features, rights, or coverages by exchanging a contract for a new contract or by an amendment, an endorsement, or a rider to a contract or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. The Company accounts for internal replacements as a termination of the original contract and an issuance of the new contract. Consistent with this, the Company anticipates these transactions in establishing amortization periods and other valuation assumptions.

Deferred Sales Inducement Costs

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

18

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Deferred Selling Commissions

The Company defers certain costs, principally sales commissions, paid to broker-dealers in connection with the sale of certain variable annuity products with distribution fees and contingent deferred sales charges. These deferred selling commissions are amortized based on the revenue stream of contingent deferred sales charges.

Value of Business Acquired

Value of business acquired (VOBA) is an asset that reflects the present value of estimated net cash flows embedded in the insurance contracts that existed at the time of the change in control. VOBA is amortized in a similar manner to the amortization of deferred policy acquisition costs.

Intangible Assets

In accordance with ASC Topic 350, Intangibles – Goodwill and Other, intangible assets meeting certain criteria are recognized apart from goodwill. This guidance prohibits the amortization of intangible assets with indefinite useful lives. Intangible assets with finite lives are amortized over their estimated useful lives. In addition, the Company assesses whether its indefinite-lived intangible assets are impaired at least annually based on an evaluation of projected cash flows. If impairment exists, the amount of such impairment is calculated based on the estimated fair value of the assets.

Property and Equipment

Property and equipment, including home office real estate, furniture and fixtures, and data processing equipment and certain related systems, are recorded at cost less accumulated depreciation. The provision for depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets, which is 3 to 39 years.

19

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The following is a summary of property and equipment at cost less accumulated depreciation as of December 31:

	2012	2011
	Successor	Successor
	(In Thousands)

Land	$5,630	$5,630
Land improvements	367	175
Building	44,455	44,453
Furniture	1,986	1,912
Data processing equipment	296	254
Computer software	1,965	1,967
Other	361	168
	55,060	54,559
Less accumulated depreciation	7,554	5,308
	$47,506	$49,251

The Company leases a portion of its office facility to the Federal Home Loan Bank of Topeka (FHLB) under an operating lease that expires May 31, 2022, with related early settlements available after May 31, 2017, with written notice at least two years in advance by either party. Certain operating expenses of the premises are the responsibility of FHLB, while others are reimbursed to the Company. Expected future minimum rents to be received from FHLB at December 31, 2012, related to the noncancelable portion of the lease are $955,000 annually for years 2013 through 2016 and $398,000 for 2017.

Business-Owned Life Insurance

The Company has invested in business-owned life insurance. The investment is carried in other assets at net policy value of $20,609,000 and $20,510,000 at December 31, 2012 and 2011, respectively, with the change in net policy value recorded in other revenue of $580,000 and $690,000 for the years ended December 31, 2012 and 2011, respectively, and $338,000 and $105,000 for the periods from July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, respectively.

20

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Separate Accounts

The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value, and separate account liabilities are carried at an equivalent value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the consolidated statements of operations. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment earnings in the accompanying consolidated statements of operations. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

The Company also issues variable annuity contracts through separate accounts that include various types of guaranteed minimum death benefit (GMDB), guaranteed minimum accumulation benefit (GMAB), guaranteed minimum withdrawal benefit (GMWB), and guaranteed minimum income benefit (GMIB) features. As discussed in Note 3, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each guaranteed living benefit (GLB) feature.

During 2012, the Company issued funding agreements through separate accounts whereby the contract holders elect to invest in various investment options offered under the policy. Contract holders have the ability to take policy loans, which are secured by the policy, up to an amount specified in the policy. As of December 31, 2012, separate account investments funded through these agreements were held in the amount of $925,220,000 and are reported in separate account assets and liabilities on the consolidated balance sheets. Policy loans related to these separate accounts totaled $379,050,000 as of December 31, 2012, and were reported in policy loans on the consolidated balance sheets. Investment income and gains or losses arising from the investments in the separate account funding agreements accrue directly to the contract holders and, therefore, are not included in investment earnings in the accompanying consolidated statements of operations. Revenues to the Company from the separate account funding agreements consist primarily of administrative fees and interest on the policy loans issued to the contract holders.

21

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves and Annuity Account Values

Liabilities for future policy benefits for traditional life products are computed using a net level-premium method, including assumptions as to investment yields, mortality, and withdrawals and other assumptions that approximate expected experience.

Liabilities for future policy benefits for interest-sensitive life and deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 1.0% to 10% during 2012, 1.25% to 10% during 2011, and from 1% to 10% during 2010. Policy reserves are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in stockholder’s equity as a component of accumulated other comprehensive income or loss, net of applicable income taxes.

Policy reserves and annuity account values also include funding agreements of $884 million and $1.3 billion at December 31, 2012 and 2011, respectively, which are classified as investment-type contracts. These liabilities consist of floating interest rate and fixed interest rate contracts. These agreements have call provisions that allow the holder of the debt the right to call the outstanding principal and interest if certain adverse conditions occur.

The Company offers fixed index annuity products with returns linked to the performance of certain indices. The fixed index annuity products also offer a guaranteed lifetime withdrawal benefit (GLWB) and GMDB. The GLWB and GMDB guarantees are accounted for as benefit reserves. Policy reserves for index annuities are equal to the sum of the fair value of the embedded index options, the host (or guaranteed) components of the index account, and the fixed account accumulated with interest and without reduction for potential surrender charges, plus the benefit reserves for the GLWB and GMDB benefits. The host value is established at inception of the contract and is accreted over the policy’s life at a constant rate of interest. Fair value of the embedded index options is calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect the Company’s credit risk and an additional provision for adverse deviation.

22

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance Agreements

The Company utilizes reinsurance agreements to manage certain risks associated with the annuity operations and to reduce exposure to large losses. In the accompanying consolidated financial statements, premiums, benefits, settlement expenses, and deferred policy acquisition costs are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from similar activities or economic characteristics of reinsurers, and requires collateralization of balances where allowable by contract.

Deferred Income Taxes

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company’s consolidated statements of operations as a component of income tax expense, is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available for sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets when there is uncertainty in the ability to realize their benefits.

23

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Recognition of Revenues

Traditional life insurance products include whole life insurance, term life insurance, and certain annuities. Premiums for these traditional products are recognized as revenues when due. Revenues from deferred annuities consist of policy charges for the mortality and expense risk charges, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.

Commissions, support, and distribution fees include variable point-of-sale fees and asset-based fees that are generally based on a contractual fee as a percentage of assets and recognized when earned. Additionally, distribution fees also include fees received under marketing support arrangements for sales of mutual funds of other companies. These fees are accrued and paid on a monthly basis based on contractual agreements. Revenue-sharing fees represent amounts earned under agreements with the investment advisors and/or underwriters of both affiliated and unaffiliated mutual funds that are in the underlying variable annuities.

The Company evaluates the need for an allowance for accounts receivable that it believes it will not collect in full. There was no allowance for doubtful accounts at December 31, 2012 or 2011.

Reclassifications

In the prior year’s consolidated balance sheets, call options were reclassified out of other invested assets and repurchase agreements were reclassified out of other liabilities to conform to the current year’s presentation.

24

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments

Fixed Maturities and Equity Securities

Information as to the amortized cost, gross unrealized gains and losses, OTTIs in other comprehensive income (OCI), and fair values of the Company’s portfolio of bonds and equity securities available for sale and bonds held to maturity is as follows:

	December 31, 2012 (Successor)
		Gross	Gross
	Amortized	Unrealized	Unrealized	OTTIs	Fair
	Cost	Gains	Losses	in OCI	Value
Available for sale	(In Thousands)
Bonds:
U.S. Treasury securities and other U.S. government corporations and agencies	$18,584	$588	$10	$–	$19,162
Obligations of government-sponsored enterprises	310,293	3,127	381	–	313,039
Corporate	2,250,927	131,801	10,455	–	2,372,273
Obligations of foreign governments	45,052	4,638	–	–	49,690
Municipal obligations	267,484	31,023	384	–	298,123
Commercial mortgage-backed	343,617	22,275	484	–	365,408
Residential mortgage-backed	419,202	25,229	69	2	444,360
Other mortgage-backed	140,747	5,948	68	–	146,627
Collateralized debt obligations	24,327	10,327	67	25	34,562
Other debt obligations	1,389,218	49,484	14,706	6	1,423,990
Total bonds	$5,209,451	$284,440	$26,624	$33	$5,467,234

Equity securities:
Financial	$15,354	$900	$24	$–	$16,230
Mutual fund	71,368	200	766	–	70,802
Government	38,778	–	–	–	38,778
Technology	915	–	135	–	780
Industrial	2,700	241	11	–	2,930
Warrants	272	58	63	–	267
Total equity securities	$129,387	$1,399	$999	$–	$129,787

Held to maturity
Bonds:
Corporate	$26,564	$2,568	$3	$–	$29,129
Other debt obligations	531,890	–	–	–	531,890
Total held to maturity	$558,454	$2,568	$3	$–	$561,019

25

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

	December 31, 2011 (Successor)
		Gross	Gross
	Amortized	Unrealized	Unrealized	OTTIs	Fair
	Cost	Gains	Losses	in OCI	Value
	(In Thousands)
Available for sale
Bonds:
U.S. Treasury securities and other U.S. government corporations and agencies	$17,226	$666	$–	$–	$17,892
Obligations of government-sponsored enterprises	134,524	2,015	–	–	136,539
Corporate	1,330,121	32,363	30,241	–	1,332,243
Obligations of foreign governments	25,934	569	81	–	26,422
Municipal obligations	228,852	17,082	73	–	245,861
Commercial mortgage-backed	246,727	8,154	1,139	–	253,742
Residential mortgage-backed	873,548	26,719	1,015	–	899,252
Other mortgage-backed	453,375	8,478	177	–	461,676
Collateralized debt obligations	40,686	7,943	753	–	47,876
Other debt obligations	992,643	20,154	22,682	–	990,115
Total bonds	$4,343,636	$124,143	$56,161	$–	$4,411,618

Equity securities:
Financial	$10,353	$226	$295	$–	$10,284
Mutual fund	6,136	–	993	–	5,143
Technology	4,026	–	238	–	3,788
Government	66,568	–	–	–	66,568
Total equity securities	$87,083	$226	$1,526	$–	$85,783

Held to maturity
Bonds:
Corporate	$16,641	$156	$11	$–	$16,786
Other debt obligations	11,443	517	–	–	11,960
Total held to maturity	$28,084	$673	$11	$–	$28,746

26

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The amortized cost and fair value of bonds at December 31, 2012, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Available for Sale		Held to Maturity
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(In Thousands)

Due in one year or less	$21,759	$21,319	$9,222	$9,345
Due after one year through five years	491,491	504,417	778	775
Due after five years through ten years	1,303,207	1,388,498	4,968	5,051
Due after ten years	1,075,883	1,138,053	11,596	13,958
Mortgage-backed securities and other asset-backed securities	2,317,111	2,414,947	531,890	531,890
	$5,209,451	$5,467,234	$558,454	$561,019

27

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

For bonds and equity securities with unrealized losses as of December 31, 2012 and 2011, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:

	December 31, 2012 (Successor)
	Less Than 12 Months		Greater Than or Equal to 12 Months		Total
	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses
	(In Thousands)
Bonds, available for sale:
U.S. Treasury securities and other U.S. government corporations and agencies	$2,728	$10	$–	$–	$2,728	$10
Obligations of government-sponsored enterprises	47,352	375	318	6	47,670	381
Corporate	388,551	6,505	40,351	3,950	428,902	10,455
Municipal obligations	4,638	384	–	–	4,638	384
Commercial mortgage-backed	13,947	456	760	28	14,707	484
Residential mortgage-backed	6,415	15	1,749	56	8,164	71
Other mortgage-backed	4,358	68	–	–	4,358	68
Collateralized debt obligations	180	67	26	25	206	92
Other debt obligations	80,280	1,150	242,079	13,562	322,359	14,712
Total bonds, available for sale	$548,449	$9,030	$285,283	$17,627	$833,732	$26,657

Total equity securities available for sale	$2,443	$98	$7,712	$901	$10,155	$999

Total bonds held to maturity	$–	$–	$778	$3	$778	$3

28

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

	December 31, 2011 (Successor)
	Less Than 12 Months		Greater Than or Equal to 12 Months		Total
	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses
	(In Thousands)
Bonds, available for sale:
Corporate	$346,735	$17,578	$170,743	$12,663	$517,478	$30,241
Obligations of foreign governments	4,690	37	2,019	44	6,709	81
Municipal obligations	2,161	73	–	–	2,161	73
Commercial mortgage-backed	18,357	570	11,594	569	29,951	1,139
Residential mortgage-backed	72,507	1,004	4,916	11	77,423	1,015
Other mortgage-backed	3,161	18	21,151	159	24,312	177
Collateralized debt obligations	9,199	575	1,263	178	10,462	753
Other debt obligations	427,331	8,819	244,909	13,863	672,240	22,682
Total bonds, available for sale	$884,141	$28,674	$456,595	$27,487	$1,340,736	$56,161

Total equity securities available for sale	$6,137	$993	$5,965	$533	$12,102	$1,526

Total bonds held to maturity	$–	$–	$1,410	$11	$1,410	$11

As of December 31, 2012, the Company held $834 million in available-for-sale fixed maturity securities with unrealized losses of $26.7 million. The Company’s portfolio consists of fixed maturity securities where 88% are investment grade (rated AAA through BBB-). For those securities that have been in a loss position for less than 12 months, the Company holds 180 securities with a carrying value of $548 million and unrealized losses of $9.1 million. Of this portfolio, 92% were investment grade (rated AAA through BBB-) at December 31, 2012. For those securities that were in a continuous loss position greater than or equal to 12 months, the Company holds 71 securities with a carrying value of $285 million and unrealized losses of $17.6 million. Of this portfolio, 76% were investment grade (rated AAA through BBB-) at December 31, 2012. The Company does not believe any of the unrealized losses represent OTTIs at December 31, 2012.

As of December 31, 2011, the Company held $1,341 million in available-for-sale fixed maturity securities with unrealized losses of $56 million. The Company’s portfolio consists of fixed maturity securities where 90% are investment grade (rated AAA through BBB-). For those securities that have been in a loss position for less than 12 months, the Company holds 450 securities with a carrying value of $884 million and unrealized losses of $29 million. Of this portfolio, 91% were investment grade (rated AAA through BBB-) at December 31, 2011. For those securities that were in a continuous loss position greater than or equal to 12 months,

29

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

the Company holds 120 securities with a carrying value of $457 million and unrealized losses of $27 million. Of this portfolio, 86% were investment grade (rated AAA through BBB-) at December 31, 2011. The losses on these securities can primarily be attributed to weakness in overall economic activity. The Company does not believe any of the unrealized losses represent OTTIs at December 31, 2011.

The Company closely monitors those securities where impairment concerns may exist. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (3) for fixed maturity securities, the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis, and in the case of equity securities, the Company’s ability and intent to hold the security to maturity or until it recovers in value; and (4) in the evaluation of the potential impairment of asset-backed securities, several factors are taken into account, including cash flow, collateral sufficiency, liquidity, and economic conditions. With respect to equity securities, the Company considers in its other-than-temporary impairment analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost. Based upon this evaluation, it was determined that the Company has the ability and intent to hold these investments until a recovery of fair value. To the extent the Company determines that an equity security is deemed other-than-temporarily impaired, the difference between amortized cost and fair value is charged to earnings. The Company recognizes an other-than-temporary impairment of the difference between the amortized cost and fair value for debt securities in net income if the Company intends to sell the security or it is more likely than not the Company will be required to sell the security before the recovery of the amortized cost basis. For debt securities that the Company does not expect to recover the amortized cost basis, does not plan to sell, and it is not more likely than not that the Company would be required to sell the security before recovery of the amortized cost basis, the other-than-temporary impairment is bifurcated. The credit portion of the loss is recognized in net income, and the noncredit portion is recognized in OCI.

30

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The credit loss component of a debt security impairment is estimated as the difference between amortized cost and the present value of the expected cash flows of the security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. For fixed rate securities, the present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security just prior to impairment. For variable rate securities, the present value is determined using the best estimate cash flows discounted at the variable rate that exists as of the date the cash flow estimate is made. The asset-backed securities cash flow estimates are based on bond-specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity, prepayment speeds, and structural support, including subordination and guarantees.

An analysis of the credit losses recognized in earnings where a portion of the other-than-temporary impairment was recognized in OCI is as follows:

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)

Balance at beginning of period	$(497)	$(84)	$–	$(84,171)
Credit losses for which an other-than-temporary impairment was not previously recognized	(666)	(491)	(84)	(143)
Reduction for securities sold during the period or intended to be sold	–	82	–	28,106
Additional credit loss impairments on securities previously impaired	–	(4)	–	(12,669)
Reduction for securities adjusted for the adoption of the embedded credit derivative standard	–	–	–	5,447
Balance at end of period	$(1,163)	$(497)	$(84)	$(63,430)

31

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Major categories of net investment income are summarized as follows:

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)

Interest on bonds, available for sale	$271,858	$207,256	$68,603	$99,745
Interest on bonds, trading	2,545	–	–	–
Interest on intercompany notes	32,388	20,928	13,983	20,110
Dividends on equity securities	3,373	3,145	1,417	1,612
Dividends on mutual funds	82	374	–	–
Interest on mortgage loans	2,774	421	154	244
Interest on mortgage loans, at fair value	3,831	–	–	–
Interest on policy loans	23,162	4,726	2,083	3,058
Interest on short-term investments	9,769	2,953	1,087	194
Other	30,275	41,909	4,630	7,297
Total investment income	380,057	281,712	91,957	132,260

Less:
Investment expenses	15,254	9,774	4,758	4,436
Ceded to reinsurer	6,911	–	–	–
Net investment income	$357,892	$271,938	$87,199	$127,824

32

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Proceeds from sales of bonds and equity securities available for sale and realized gains and losses are as follows:

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)

Proceeds from sales	$982,599	$1,096,595	$326,141	$243,455
Gross realized gains	35,637	14,955	3,232	11,541
Gross realized losses	3,835	1,836	2,952	4,596

During 2012 and 2011, the Company did not sell or transfer any held-to-maturity securities.

33

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Net realized/unrealized gains (losses), net of ceded reinsurance gains and associated amortization of deferred policy acquisition costs and VOBA, consist of the following:

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)
Realized gains (losses), available for sale:
Bonds	$32,135	$13,060	$(125)	$4,378
Equity securities	(333)	59	400	2,567
Other invested assets	1,354	(4)	–	–
Total realized gains	33,156	13,115	275	6,945

Realized gains, trading:
Bonds	3	–	–	–

Impairments:
OTTI of available-for-sale bonds	(5,982)	(495)	(253)	(17,781)
Portion of OTTIs recognized in OCI	32	–	6	4,588
OTTI of other invested assets	–	(308)	(112)	(1,560)
Total impairments	(5,950)	(803)	(359)	(14,753)

Other gains (losses):
Synthetic bonds	5,631	(3,879)	3,153	694
Call options	5,259	(4,372)	–	–
Mutual funds, affiliated	(62)	116	31	–
Bonds, trading	1,630	–	–	–
Mortgage loans, at fair value	(759)	–	–	–
Mutual funds, other than trading	–	590	(44)	(56)
Embedded derivative on reinsurance contracts	(706)	–	–	–
Other	–	–	–	(30)
Total other gains (losses)	10,993	(7,545)	3,140	608
	38,202	4,767	3,056	(7,200)

Net ceded reinsurance gains	(3)	–	–	–
Related impact on deferred policy acquisition costs and VOBA	(4,826)	(979)	(58)	(2,216)
Net realized/unrealized gains (losses)	$33,373	$3,788	$2,998	$(9,416)

34

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

There were no outstanding agreements to sell securities at December 31, 2012 or 2011.

At December 31, 2012, the Company had securities and cash pledged with a market value of approximately $859 million, as collateral in relation to its structured institutional products, for the line of credit with FHLB (see Note 16) and the home office building (see Note 17).

At December 31, 2012, the Company had securities and cash pledged with a market value of approximately $598 million, as collateral in relation to its reinsurance agreements (see Note 9).

At December 31, 2012, available-for-sale bonds with a carrying amount of $4.3 million were held in joint custody with the various state insurance departments to comply with statutory regulations.

Mortgage Loans

Mortgage loans consist of commercial and officer residential mortgage loans. The Company evaluates risks inherent in the brick and mortar commercial mortgage loans based on the property’s operational results supporting the loan. The Company also evaluates the risks inherent in its first lien residential mortgage loan portfolio. The carrying amount of the Company’s mortgage loan portfolio was as follows:

	December 31,
	2012	2011
	Successor	Successor
	(In Thousands)

Commercial mortgage loans	$184,286	$–
Commercial mortgage loans, at fair value (amortized cost of $195,478)	194,719	–
Residential mortgage loans	7,093	7,404
Total carrying cost	386,098	7,404
Valuation allowance	–	–
Net carrying value	$386,098	$7,404

35

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The Company periodically purchases mortgage loans as well as sells mortgage loans it has originated. The Company purchased $184,570,000 and sold no commercial mortgage loans during the year ended December 31, 2012. The Company purchased $3,907,000 and sold $3,907,000 of commercial mortgage loans during the year ended December 31, 2011. The Company issued $380,000 and sold no residential mortgage loans during the year ended December 31, 2012. The Company issued $200,000 and sold no residential mortgages loans during the year ended December 31, 2011.

The commercial mortgage loan portfolio consists primarily of nonrecourse, fixed rate mortgages on fully or near fully leased properties. Commercial mortgage loans represent a primary area of credit risk exposure.

The commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

	December 31, 2012
	Carrying Amount	Percent of Total
	Successor
	(In Thousands)
Geographic distribution
Middle Atlantic	$7,967	2%
East North Central	63,551	17%
West North Central	19,095	5%
South Atlantic	15,912	4%
West South Central	75,663	20%
Mountain	78,651	21%
Pacific	118,166	31%
Total	$379,005	100%

Property type distribution
Office	$67,233	18%
Retail	119,424	32%
Industrial	4,136	1%
Apartments	174,204	45%
Mixed use/other	14,008	4%
Total	$379,005	100%

The first lien residential mortgages are concentrated in the United States.

36

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The Company actively monitors and manages its commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating model. The Company’s internal rating analysis presents expected losses in terms of a Standard & Poor’s (S&P) bond equivalent rating. As the credit risk for commercial mortgage loans increases, the Company adjusts the internal ratings downwards with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.

Commercial mortgage loans that require more frequent and detailed attention than other loans in the portfolio are identified and placed on an internal “watch list”. Among the criteria that would indicate a potential problem are imbalances in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

The Company’s commercial mortgage loan portfolio by credit risk at December 31, 2012, was as follows:

Brick and
Mortar
Successor
(In Thousands)

A– and above	$353,978
BBB + thru BBB –	17,544
BB + thru BB –	7,483
B + and below	–
Total carrying value	$379,005

The residential mortgage loan portfolio is monitored based on performance of the loans. The Company defines nonperforming residential mortgage loans as loans which are 90 days or greater delinquent or on nonaccrual status. All of the residential first lien mortgage loans were performing as of December 31, 2012 and 2011.

37

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Commercial and residential mortgage loans are placed on nonaccrual status if the Company has concerns regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. When a loan is placed on nonaccrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved. There were no commercial or residential mortgage loans on nonaccrual status at December 31, 2012.

The Company reviews the commercial mortgage loan portfolio and analyzes the need for a valuation allowance. The Company did not have a valuation allowance as of December 31, 2012 and 2011, on the commercial or residential mortgage portfolios.

Repurchase Agreements

The Company engages in reverse repurchase agreements to increase its return on investments and improve liquidity. Under reverse repurchase agreements, the Company purchases securities and agrees to sell substantially the same securities as those purchased. The Company’s policy requires that, at all times during the term of the reverse repurchase agreement, cash or other collateral types provided is sufficient to allow the counterparty to fund substantially all of the cost of purchasing replacement assets. As of December 31, 2012 and 2011, the Company had $572,966,000 and $326,011,000, respectively, in reverse repurchase agreements.

The Company also enters into repurchase agreements, whereby the Company borrows cash from a counterparty at an agreed-upon interest rate for an agreed-upon time frame and pledges collateral in the form of securities. At the end of the agreement, the Company repays the loan amount along with the additional agreed-upon interest, and the securities pledged are released from collateral. The Company’s policy requires that, at all times during the term of the repurchase agreement, cash or other collateral types provided is sufficient to fund substantially all of the cost of purchasing replacement assets. The carrying value of the securities pledged for the repurchase agreements was $318,671,000 and $66,775,000 as of December 31, 2012 and 2011, respectively. The repurchase obligation was $304,570,000 and $66,775,000 as of December 31, 2012 and 2011, respectively, and is included in repurchase agreements in the consolidated balance sheets. Accrued interest of $43,000 and $12,000 as of December 31, 2012 and 2011, respectively, was included in accrued investment income in the balance sheet.

38

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments. The Company believes the counterparties to the repurchase and reverse repurchase agreements are financially responsible and the counterparty risk is minimal as of December 31, 2012.

3. Derivative Instruments

The Company’s overall risk management strategy includes the use of derivative financial instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk and equity market risk associated with assets held and liabilities incurred or expected to be incurred. Derivative instruments are also used to change the characteristics of the Company’s asset/liability mix to be consistent with the Company’s risk management strategy. The Company’s risk of loss exposure is typically limited to the fair value of the derivative financial instruments and not the notional or contractual amounts of the derivatives.

The Company recognizes all derivative financial instruments, such as interest rate swaps, call options, and embedded derivatives, in the consolidated financial statements at fair value with appropriate adjustments to fair value for counterparty nonperformance risk, regardless of the purpose or intent for holding the instrument.

The Company sells fixed indexed deferred annuity contracts, which guarantee the return of principal to the policyholder and credit interest based on a percentage of the gain in a specified market index. Most of the premium received is invested in investment grade fixed income securities, and a portion is used to purchase derivatives consisting of one-year or five-year call options on the applicable markets to fund the index credits due to the index annuity policyholders. On the respective anniversary dates of the indexed annuity contracts, the market index used to compute the index credits is reset and new call options are purchased to fund the next index credit. Although the call options are designed to be effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting under ASC 815.

The call options are measured at fair value with the mark-to-market generally offsetting the change in the value of the embedded derivative within the product. These call options are highly correlated to the portfolio allocations of the policyholders, such that the Company is economically hedged with respect to index returns for the current reset period.

39

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Derivative Instruments (continued)

The Company has certain variable annuity GLB products with GMWB and GMAB features that are embedded derivatives. Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC, and embedded derivatives accounted for under the Derivatives and Hedging and Fair Value Measurements and Disclosures Topics of the FASB ASC. The value of the embedded derivative reserve and the benefit reserve are calculated based on the specific characteristics of each GLB feature.

In addition, the Company has entered into two coinsurance with funds withheld arrangements, one with Guggenheim Life and Annuity Company (GLAC), an affiliate, and one with an unaffiliated company (see Note 9). Under ASC 815, the Company’s reinsurance agreements contain an embedded derivative that requires bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the Company. The embedded derivative in the funds withheld liability has characteristics similar to a total return swap, as the Company cedes the total return on a designated investment portfolio to the reinsurer. The reinsurer then assumes the interest credited to the policyholders on the policies covered by the agreements, which is relatively fixed. The value of the embedded derivative in the funds withheld liability is equal to the value of the unrealized gain or loss on the segregated assets.

The fair value of interest rate swaps is included in other liabilities on the consolidated balance sheets. The fair value of the equity call options is included in call options on the consolidated balance sheets. The fair value of the embedded derivative financial instruments is included in policy reserves and annuity account values on the consolidated balance sheets. The fair value of the embedded derivative within the coinsurance funds withheld arrangements is included in the funds withheld liability on the consolidated balance sheets.

Notional amounts are used to express the extent of the Company’s involvement in derivative financial instruments and represent a standard measurement of the volume of the derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received. Credit exposure represents the gross amount owed to the Company under the derivative contracts as of the valuation date.

40

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Derivative Instruments (continued)

The notional amounts and maximum amount of loss due to credit risk (fair value) that the Company would incur if parties to the call options failed completely to perform according to the terms of the contracts as of December 31 are as follows:

			2012
Counterparty	Credit Rating (S&P)	Credit Rating (Moody’s)	Notional Amount	Fair Value
			Successor
			(In Thousands)

Barclay’s	A+	A1	$ 88,250	$ 1,239
Bank of America	A	A3	865,500	15,759
JP Morgan	A+	NR	912,200	14,829
Royal Bank of Scotland	A-	Baa1	988,100	95,747
Societe Generale	A	A2	480,350	7,587
			$3,334,400	$ 135,161

			2011
Counterparty	Credit Rating (S&P)	Credit Rating (Moody’s)	Notional Amount	Fair Value
			Successor
			(In Thousands)

Barclay’s	A	A1	$ 75,300	$ 993
Bank of America	A-	A3	338,650	5,849
JP Morgan	A-	Aa3	371,800	5,290
			$ 785,750	$ 12,132

Collateral posted by counterparties at December 31, 2012 and 2011, applicable to derivative instruments was $33,580,000 and $0, respectively, and is reflected in the consolidated balance sheets in cash and cash equivalents. The obligation to repay the collateral is reflected in the consolidated balance sheets in other liabilities. In addition, the Company has entered into a tri-party arrangement with a counterparty whereby collateral is posted to and held by a third party. At December 31, 2012 and 2011, collateral posted by the counterparty under the tri-party arrangement was $94,419,000 and $0, respectively, which is not reflected in the financial statements.

41

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Derivative Instruments (continued)

The Company has entered into fixed-to-float interest rate swaps which are contracts with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts based on London Interbank Offered Rate (LIBOR). Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. The Company uses interest rate swaps to effectively modify fixed rate bonds into floating rate investments based on LIBOR.

Details regarding the interest rate swaps as of December 31 are as follows:

				2012
Counterparty	Maturity Date	Pay Rate	Receive Rate	Notional Amount	Fair Value
				Successor
				(In Thousands)

JP Morgan	9/30/2013	4.805%	0.362%	$ 5,000	$ (163)
JP Morgan	10/1/2013	4.654%	0.360%	6,000	(186)
				$ 11,000	$ (349)

				2011
Counterparty	Maturity Date	Pay Rate	Receive Rate	Notional Amount	Fair Value
				Successor
				(In Thousands)

FHLB	5/15/2012	5.720%	0.457%	$ 5,000	$ (92)
JP Morgan	9/30/2013	4.805%	0.576%	5,000	(331)
JP Morgan	10/1/2013	4.654%	0.372%	6,000	(386)
				$ 16,000	$ (809)

42

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Derivative Instruments (continued)

The fair value of the Company’s derivative financial instruments classified as assets and liabilities in the consolidated balance sheets as of December 31 is as follows:

	Derivative Asset		Derivative Liability
	2012	2011	2012	2011
	Successor
	(In Thousands)

Interest rate swaps	$–	$–	$349	$809
Call options	135,161	12,132	–	–
Embedded derivatives:
GMWB and GMAB reserves	–	–	12,174	12,982
Fixed index annuity contracts	–	–	265,635	109,530
Reinsurance contract	–	–	706	–
Total derivative financial instruments	$135,161	$12,132	$278,864	$123,321

The Company’s derivative financial instruments are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. The changes in the market value of the interest rate swaps are included in net investment income on the consolidated statements of operations. The changes in the market value of the call options are included in net realized/unrealized gains (losses) on the consolidated statements of operations. The changes in the market value of the embedded derivatives for the GMWB and GMAB reserves and fixed index annuity contracts are included in interest credited to account balances on the consolidated statements of operations. The change in the fair value of the embedded derivative within the coinsurance funds withheld arrangement is included in net realized/unrealized gains (losses) in the consolidated statements of operations.

43

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Derivative Instruments (continued)

The following table shows the change in the fair value of the derivative financial instruments in the consolidated statements of operations.

	Year Ended December 31, 2012 (Successor)	Year Ended December 31, 2011 (Successor)	July 31, 2010 Through December 31, 2010 (Successor)	January 1, 2010 Through July 30, 2010 (Predecessor)
	(In Thousands)

Interest rate swaps	$460	$464	$23	$(359)
Call options	5,259	(4,372)	–	–
Embedded derivatives:
GMWB and GMAB reserves	808	(1,793)	1,534	1,899
Fixed index annuity contracts	42,398	(3,602)	–	–
Reinsurance contract	(706)	–	–	–
Total change in derivative financial instruments	$48,219	$(9,303)	$1,557	$1,540

44

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Deferred Policy Acquisition Costs

The following table summarizes the components of deferred policy acquisition costs:

	December 31
	2012	2011
	Successor	Successor
	(In Thousands)

Deferred policy acquisition costs	$67,933	$91,363
Unearned premium liability	(2,324)	–
Deferred selling commissions	1,244	799
Balance at end of year	$66,853	$92,162

An analysis of the deferred policy acquisition cost asset balance (excluding the value of business acquired, deferred broker/dealer commissions, and net of unearned profit liability) is presented below:

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)

Balance at beginning of period	$91,363	$5,042	$–	$291,313
Cost deferred during the period	73,860	90,433	6,161	10,883
Imputed interest	3,346	3,649	70	–
Amortized to expense during the period	(31,678)	(6,317)	(1,298)	(31,528)
Effect of realized (gains) losses on amortization of deferred policy acquisition costs	(3,373)	(437)	3	(2,216)
Effect of unrealized (gains) losses	(34,530)	(1,007)	106	(58,664)
Effects of reinsurance agreement (see Note 9)	(31,055)	–	–	–
Other	–	–	–	(187)
Balance at end of period	$67,933	$91,363	$5,042	$209,601

45

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Deferred Policy Acquisition Costs (continued)

The Company would have deferred costs of $86,243,000 for the year ended December 31, 2012, based on assumptions utilized prior to the adoption of ASU 2010-26.

Included in deferred policy acquisition costs prior to July 31, 2010, was the present value of future profits (PVFP). PVFP reflected the estimated fair value of acquired business and represented the acquisition cost that was allocated to the value of future profits from insurance contracts existing at the date of acquisition. Such value was the present value of the actuarially determined projected net profits from the acquired insurance contracts. The PVFP related to reinsurance assumed in 2000 and 2003.

PVFP was amortized over the expected lifetime of the acquired insurance business in force in a manner consistent with amortization of deferred policy acquisition costs. An analysis of the PVFP asset account is presented below:

January 1, 2010 Through July 30, 2010 Predecessor
(In Thousands)

Balance at beginning of year	$47,895
Imputed interest	3,169
Amortization	(8,351)
Balance at end of year	$42,713

The Company has not capitalized or amortized any PVFP during the years ended December 31, 2012 and 2011, nor the period from July 31, 2010 through December 31, 2010.

As a result of the coinsurance agreement entered into on December 31, 2012 (see Note 9), the Company recorded an unearned premium liability in the amount of $2,324,000, which is being amortized over the estimated life of the business reinsured, in relation to estimated gross profits. The unearned premium liability and related accumulated amortization are reported as a component of deferred policy acquisition costs on the consolidated balance sheets.

46

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Deferred Policy Acquisition Costs (continued)

As a result of a reinsurance transaction entered into in 2007, the Company recorded an unearned profit liability that was being amortized over the estimated life of the business reinsured, in relation to its estimated gross profits. The unearned profit liability and related accumulated amortization were reported as a component of deferred policy acquisition costs on the consolidated balance sheets prior to July 31, 2010.

An analysis of the unearned premium liability and associated amortization is presented below:

	Year Ended December 31, 2012 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)

Balance at beginning of year	$–	$(72,058)
Unearned premium liability	(2,324)	–
Amortization	–	11,234
Balance at end of year	$(2,324)	$(60,824)

The Company has not capitalized or amortized any unearned premium liability during the year ended December 31, 2011, nor the period from July 31, 2010 through December 31, 2010.

47

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Deferred Policy Acquisition Costs (continued)

For certain mutual fund share classes that do not have a front-end sales charge, the Company pays a selling commission to the selling broker-dealer. The Company accounts for these charges under the cost deferral method of accounting for distributors of mutual funds. The selling commissions are capitalized and amortized based on the revenue stream of contingent deferred sales charges and distribution fees. An analysis of deferred selling commissions is presented below:

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)

Balance at beginning of period	$799	$250	$–	$3,195
Costs deferred during the period	652	649	268	565
Amortization	(207)	(100)	(18)	(753)
Balance at end of period	$1,244	$799	$250	$3,007

48

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

 5. Deferred Sales Inducements

An analysis of the deferred sales inducement costs asset balance is presented below:

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)

Balance at beginning of period	$86,828	$–	$83,748
Costs deferred (charged back) during the period	229,657	85,684	(236)
Imputed interest	6,375	–	–
(Amortization) accretion	(18,385)	1,144	(9,332)
Effects of reinsurance agreement (see Note 9)	(1,276)	–	–
Balance at end of period	$303,199	$86,828	$74,180

There were no deferred sales inducements capitalized during the period July 31, 2010 through December 31, 2010.

49

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

6. Value of Business Acquired

As a result of the Transaction entered into during 2010 (see Note 1), the Company recorded VOBA that is being amortized in a similar manner to the deferred policy acquisition costs. An analysis of VOBA and associated amortization is presented below:

	December 31		July 31, 2010 Through December 31,
	2012 Successor	2011 Successor	2010 Successor
	(In Thousands)

Balance at beginning of period	$44,405	$53,792	$ −
Value of business acquired recognized during the period	−	−	53,982
Interest imputed for period	2,642	3,056	1,359
Amortized to expense during the period	(7,477)	(7,968)	(3,518)
Effect of realized gains	(1,453)	(542)	(61)
Effect of unrealized (gains) losses	(4,893)	(3,933)	2,030
Balance at end of period	$33,224	$44,405	$53,792

The weighted average amortization period is 22 years for VOBA.

The estimated future amortization schedule for the next five years based on current assumptions is expected to be as follows (in thousands):

2013	$4,226
2014	3,299
2015	2,660
2016	2,451
2017	2,338

50

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

7. Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) are as follows (in thousands):

	Pre-Tax	Tax	After-Tax
Predecessor
Other comprehensive income for the period ended July 30, 2010:
Unrealized gains on available-for-sale securities	$151,758	$(56,499)	$95,259
Reclassification adjustment for gains included in net income	(5,337)	1,150	(4,187)
OTTI losses recognized in earnings	19,341	(6,223)	13,118
OTTI losses recognized in other comprehensive income	(4,588)	1,606	(2,982)
Net effect of unrealized gains and losses on:
Deferred policy acquisition costs and value of business acquired	(60,880)	21,308	(39,572)
Policy reserves and annuity account values	(3,777)	1,322	(2,455)
Total other comprehensive income for the period ended July 30, 2010	$96,517	$(37,336)	$59,181

Successor
Other comprehensive loss for the period ended December 31, 2010:
Unrealized losses on available-for-sale securities	$(3,540)	$925	$(2,615)
Reclassification adjustment for gains included in net income	(217)	(335)	(552)
OTTI losses recognized in earnings	365	(89)	276
OTTI losses recognized in other comprehensive income	(6)	2	(4)
Net effect of unrealized gains and losses on:
Deferred policy acquisition costs and value of business acquired	2,076	(726)	1,350
Total other comprehensive loss for the period ended December 31, 2010	$(1,322)	$(223)	$(1,545)

Other comprehensive income for the year ended December 31, 2011:
Unrealized gains on available-for-sale securities	$82,509	$(27,685)	$54,824
Reclassification adjustment for gains included in net income	(12,136)	4,089	(8,047)
OTTI losses recognized in earnings	803	(173)	630
Net effect of unrealized gains and losses on:
Deferred policy acquisition costs and value of business acquired	(5,919)	2,072	(3,847)
Total other comprehensive income for the year ended December 31, 2011	$65,257	$(21,697)	$43,560

Other comprehensive income for the year ended December 31, 2012:
Unrealized gains on available-for-sale securities	$218,570	$(69,868)	$148,702
Reclassification adjustment for gains included in net income	(28,330)	9,670	(18,660)
OTTI losses recognized in earnings	5,982	(2,094)	3,888
OTTI losses recognized in other comprehensive income	(32)	11	(21)
Net effect of unrealized gains and losses on:
Deferred policy acquisition costs and value of business acquired	(44,249)	15,487	(28,762)
Policy reserves and annuity account values	(22,571)	7,900	(14,671)
Total other comprehensive income for the year ended December 31, 2012	$129,370	$(38,894)	$90,476

51

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

7. Other Comprehensive Income (Loss) (continued)

Accumulated Other Comprehensive Income

Unrealized Gains (Losses) on Available- for-Sale Securities
(In Thousands)
Predecessor
Accumulated other comprehensive loss at January 1, 2010	$(147,189)
Cumulative effect of change in accounting for embedded credit derivative (see Note 1)	10,153
Other comprehensive income	50,250
Amounts reclassified from accumulated other comprehensive income	8,931
Accumulated other comprehensive loss at July 30, 2010	$(77,855)

Successor
Other comprehensive loss	$(1,269)
Amounts reclassified from accumulated other comprehensive income	(276)
Accumulated other comprehensive loss at December 31, 2010	(1,545)

Other comprehensive income	50,977
Amounts reclassified from accumulated other comprehensive income	(7,417)
Accumulated other comprehensive income at December 31, 2011	42,015

Other comprehensive income before reclassifications	105,248
Amounts reclassified from accumulated other comprehensive income	(14,772)
Accumulated other comprehensive income at December 31, 2012	$132,491

52

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

8. Employee Benefit Plans

Certain employees of the Company are covered by a qualified, noncontributory, defined-benefit pension plan sponsored by SBC and certain of its affiliates. Benefits are based on years of service and an employee’s highest average compensation over a period of five consecutive years during the last ten years of service. During 2007, the SBC pension plan was frozen, at which point all benefits earned under the pension plan were frozen with no additional benefits eligible to be earned. If an employee was not fully vested as of July 1, 2007, vesting service continued and will continue until the employee is vested or employment ceases. This event was accounted for as a plan curtailment by SBC. In addition, the Company provided a transition benefit for eligible employees based upon age and years of pension benefit service. The transition contribution was paid over a five-year period from 2007 to 2012. The transition period ended June 30, 2012.

Pension cost for the year is allocated to each sponsoring company. Separate information disaggregated by the sponsoring employer company is not available on the components of pension cost or on the funded status of the plan.

The Company participates in a profit-sharing and savings plan for which substantially all employees are eligible. Company contributions to the profit-sharing and savings plan charged to operations were $810,000 and $763,000 for the years ended December 31, 2012 and 2011, respectively; $183,000 and $322,000 for the periods from July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, respectively, and are included in the consolidated statements of operations in commissions and other operating expenses.

Incentive compensation expense amounted to $6,570,000 and $5,002,000 for the years ended December 31, 2012 and 2011, respectively, and $921,000 and $1,568,000 for the periods from July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, respectively, and are included in the consolidated statements of operations in commissions and other operating expenses.

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Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

9. Reinsurance

Principal reinsurance assumed transactions for the periods ended are summarized as follows:

			July 31, 2010	January 1, 2010
	Year Ended	Year Ended	Through	Through
	December 31,	December 31,	December 31,	July 30,
	2012	2011	2010	2010
	Successor	Successor	Successor	Predecessor
	(In Thousands)
Reinsurance assumed:
Premiums received	$38,584	$16,194	$7,854	$11,817
Commissions paid	$16,075	$2,039	$877	$1,300
Claims paid	$6,003	$4,346	$1,708	$3,228
Surrenders paid	$93,176	$95,866	$41,463	$61,602

Principal reinsurance ceded transactions are summarized as follows:

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)
Reinsurance ceded:
Premiums paid	$54,912	$31,015	$14,612	$16,249
Commissions received	$17,093	$3,319	$1,700	$1,988
Claim recoveries	$23,390	$25,170	$14,354	$16,177
Surrenders recovered	$126,279	$122,738	$60,966	$88,390

Effective August 1, 2012, the Company entered into a coinsurance agreement with a nonaffiliated entity for certain individual fixed annuity contracts having reserves of $494.5 million. At the same time, the Company entered into an indemnity retrocession agreement through a coinsurance funds withheld agreement with GLAC whereby the Company ceded and GLAC assumed the same individual fixed annuity contracts. Under this agreement, the Company established a funds withheld liability of $494.5 million at the inception of the contract. In addition, the coinsurance agreement provided for a ceding commission of $12.5 million, which was also ceded to GLAC.

54

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

9. Reinsurance (continued)

In addition, on August 1, 2012, the Company entered into an assumption agreement to assume the previously mentioned fixed annuity contracts. As of December 31, 2012, none of the fixed annuity contracts have been assumed under the assumption agreement. The fixed annuity contracts will continue to be covered under the indemnity retrocession agreement with GLAC once the contracts are assumed under the assumption agreement.

Effective December 31, 2012, the Company reinsured, through a 100% coinsurance agreement, a block of approximately 31,000 individual fixed annuity contracts having reserves of $1,725.6 million. The Company recorded an unearned premium liability of $2.3 million, which is being amortized over the estimated life of the business reinsured, in relation to estimated gross profits (see Note 4). Under this coinsurance agreement, the Company established a funds withheld liability of $1,691.0 million until certain assets, having total fair value equal to the statutory reserves, are transferred to the reinsurer. The segregated assets associated with this coinsurance agreement were subsequently transferred to the reinsurer in February 2013 in satisfaction of the funds withheld liability.

As of December 31, 2012, the value of the Company’s funds withheld liability under the reinsurance agreements was $2,212.8 million, including an embedded derivative with a fair value of $706,000.

At December 31, 2012 and 2011, the Company had receivables totaling $2,785.3 million and $531.2 million, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Life insurance in force ceded at December 31, 2012 and 2011, was $2,944.9 million and $3,096.1 million, respectively.

10. Guaranteed Benefit Features

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and investment risk is borne by, the contract holder. As part of these variable annuity contracts, the Company provides guarantees for the benefit of the annuity contract holder. The primary guarantees provided to variable annuity contract holders are the GMDB, GMAB, GMWB, and GMIB.

55

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

10. Guaranteed Benefit Features (continued)

The GMDB provides a specific minimum return upon death. The Company offers six primary GMDB types on its variable annuity products:

•	Return of premium death benefit provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

•
Reset provides the greater of a return of premium death benefit or the account value at the most recent five-year anniversary before the contract holder’s age specified birthday (this age varies by product), adjusted for withdrawals.

•	Roll-up death benefit provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated generally at a 5% interest rate up to the earlier of an age specified in the contract (varies by product) or 200% of adjusted premiums.

•
Step-up death benefit provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is annual, four-year, five-year, or six-year. For most contracts, the GMDB locks in at an age specified in the contract (this age varies by product).

•
Enhanced death benefit provides the greater of a return of premium death benefit or the contract value plus the lesser of 50% of the contract gain or 50% of adjusted premiums. For policies issued to persons older than 70, the enhancement is 25% of the contract gain or 25% of adjusted premiums.

•	Combo death benefit provides the greater of an annual step-up, roll-up, and/or enhanced death benefit.

56

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

10. Guaranteed Benefit Features (continued)

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts:

	2012 (Successor)			2011 (Successor)
	Account Value	Net Amount at Risk	Weighted-Average Attained Age	Account Value	Net Amount at Risk	Weighted-Average Attained Age
	(Dollars in Millions)

Return of premium	$1,764	$36	63	$1,786	$62	63
Reset	123	1	56	119	3	55
Roll-up	183	68	66	186	76	65
Step-up	3,524	99	64	3,322	184	64
Combo	139	37	70	143	47	69
Subtotal	5,733	241	64	5,556	372	63

Enhanced	6	–	66	12	1	66
Total GMDB	$5,739	$241	64	$5,568	$373	63

The liability for GMDBs on variable annuity contracts reflected in the general account as of December 31, 2012 and 2011, was $19,381,000 and $24,095,000, respectively. The liability for GMIBs on variable annuity contracts reflected in the general account as of December 31, 2012 and 2011, was $8,244,000 and $9,151,000, respectively. The liability for GMWBs and GMABs on variable annuity contracts reflected in the general account as of December 31, 2012 and 2011, was $12,174,000 and $12,982,000, respectively.

The Company’s GMDB and GMIB reserves, accounted for pursuant to ASU 944, Financial Services – Insurance, are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of actual and expected excess payments divided by the present value of actual and expected assessments. Separate benefit ratios are maintained for GMDB and GMIB.

The Company recalculates its GMDB, GMWB, GMAB, and GMIB reserves at each reporting date, and the resulting change in liability is recognized in the consolidated statements of operations as other benefits. The Company regularly reviews the assumptions used in the GMDB, GMWB, and GMIB reserve calculations and adjusts the assumptions as actual experience or other evidence suggests that earlier assumptions should be unlocked. The Company’s ASU 944 reserve calculation uses the same assumptions as those used in its deferred policy acquisition cost model.

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Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

10. Guaranteed Benefit Features (continued)

The following assumptions were used to determine the GMDB and GMIB reserves on the variable annuity products as of December 31, 2012 and 2011:

•	Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

•	Mean long-term gross blended separate account growth rate is 8.5%.

•	Long-term equity volatility is 18%.

•	Long-term bond volatility is 5%.

•	Mortality is 100% of Annuity 2000 table.

•	Asset fees are equal to fund management fees and product loads (vary by product).

•	Discount rate is equivalent to the credited rate (varies by product).

•	Lapse rates vary by product and duration.

58

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

10. Guaranteed Benefit Features (continued)

The following assumptions were used to determine the GMWB and GMAB reserves on the variable annuity products classified under ASC 820 as of December 31, 2012 and 2011:

•	Data used was based on current market conditions and projections involving 1,000 risk-neutral stochastic scenarios.

•	Mortality is 100% of Annuity 2000 table

•	Asset fees are equal to fund management fees and product loads (vary by product).

•	Current volatility surface (3 months to 5 years) of 17% graded to 24% at year 5 for 2012 and 26% graded to 29% at year 5 for 2011, graded to the long-term average of 18% at end of projection year 60.

•	Discount rate used is the current swap curve plus an option-adjusted spread from the Merrill Lynch corporate insurance bond index with similar financial strength ratings.

•	Policyholder lapse rates are set to 95% of the assumed base lapses.

The GLWB associated with the fixed index annuity provides guaranteed lifetime periodic withdrawals to the contract holder. The annual withdrawal amount guaranteed is based on a specified percentage of the GLWB benefit base. The following assumptions were used to determine the GLWB benefit base:

•
The GLWB benefit base at contract issue is equal to the initial account value and at each policy anniversary is the greater of account value or the prior anniversary benefit base accumulated generally at a fixed interest rate or fixed interest rate plus the credited rate, adjusted for non-GLWB withdrawals and additional deposits. The roll-up term of the benefit base is the lesser of 10 years or attained age 85 and may be extended for another 10 years up to attained age 85 if the contract holder’s attained age at the 10th policy anniversary is no greater than 80.

•	The roll-up stops when the GLWB lifetime withdrawals start.

•	The specified withdrawal percentage is based on the attained age of the contract holder on the start date of the GLWB lifetime withdrawals.

59

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

10. Guaranteed Benefit Features (continued)

The GMDB associated with the fixed index annuity provides a minimum death benefit equal to the lesser of the GMDB benefit base or 300% of premium deposits adjusted for withdrawals. The GMDB benefit base at contract issue is equal to the initial account value and at each policy anniversary is the greater of account value or the prior anniversary benefit base accumulated generally at a fixed interest rate plus the credited rate, adjusted for withdrawals and additional deposits. The roll-up term of the benefit base is the lesser of 10 years or attained age 80, but no less than 5 years. The roll-up may be extended for another 10 years up to attained age 80 if the contract holder’s attained age at the 10th policy anniversary is no greater than 80.

The following is a summary of the account values and net amount at risk, net of reinsurance, for fixed indexed annuity contracts with GMDB invested in the general account:

	December 31
	2012 (Successor)			2011 (Successor)
	Account Value	Net Amount at Risk	Weighted-Average Attained Age	Account Value	Net Amount at Risk	Weighted-Average Attained Age
	(Dollars in Millions)

Rollup GMDB	$ 237	$ −	70	$ −	$ −	–

The liability for GLWB on the fixed index annuity contracts reflected in the general account as of December 31, 2012, was $56,280,000, and the liability for GMDB on the fixed index annuity contracts reflected in the general account as of December 31, 2012, was $770,000. These liabilities are included in policy reserves and annuity account values on the consolidated balance sheets.

The following assumptions were used to determine the GLWB reserves on the fixed index annuity product as of December 31, 2012:

•	Data used was based on a combination of historical numbers and future projections involving 200 stochastic scenarios.

•	Long-term equity volatility is 18%.

•	Long-term bond volatility is 5%.

60

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

10. Guaranteed Benefit Features (continued)

•	Mortality is 80% of Annuity 2000 table.

•	Discount rate is the credited rate before the exhaustion of account value and is the general account gross earned rate net of investment expense after the exhaustion of account value.

•	Lapse rates vary by duration.

The following assumptions were used to determine the GMDB reserves on the fixed index annuity product as of December 31, 2012:

•	Data used was based on a combination of historical numbers and future projections involving 200 stochastic scenarios.

•	Long-term equity volatility is 18%.

•	Long-term bond volatility is 5%.

•	Mortality is 100% of Annuity 2000 table.

•	Discount rate is equivalent to the credited rate.

•	Lapse rates vary by duration.

11. Income Taxes

For the years ended December 31, 2012 and 2011, and the period from July 31, 2010 to December 31, 2010, the Company filed separate federal income tax returns. For the periods July 30, 2010 and prior, the Company filed a consolidated life/non-life federal income tax return with SBMHC. Income taxes were allocated to the Company as if it filed a separate return. With few exceptions, SBMHC is no longer subject to U.S. federal and state examinations by tax authorities for years before 2009. The Internal Revenue Service is not currently examining any of SBMHC’s and SBL’s federal tax returns.

61

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Income Taxes (continued)

The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such deferred income taxes relate principally to reserves, deferred policy acquisition costs, VOBA, and unrealized capital gains and losses on bonds available for sale.

As of December 31, 2012 and 2011, the Company has $1.5 million and $5.8 million, respectively, of gross unrecognized tax benefits. The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense as a component of operating expenses. The Company recorded interest expense for unrecognized tax benefits of $269,000 and $0 interest for the years ended December 31, 2012 and 2011, respectively; $32,000 and $274,000 for the periods from July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, respectively. The Company recorded a liability of $364,000 and $633,000 at December 31, 2012 and 2011, respectively.

Income tax expense consists of the following:

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)

Current tax expense	$91,335	$6,905	$7,905	$30,267
Deferred tax (benefit) expense	(55,490)	16,038	2,634	(21,795)
Income tax expense	$35,845	$22,943	$10,539	$8,472

From a tax return perspective, the Company has $236.5 million of operating loss carryforwards. Based on the Internal Revenue Code (IRC) Section 382 limitation calculation related to the acquisition Transaction described in Note 1, the Company’s use of these net operating carryforwards is limited to $12 million per year. The Company believes they will be able to utilize the tax benefits associated with the net operating loss carryforwards. The Company on a consolidated tax return basis through July 30, 2010, had the ability to reduce its current tax liability by the use of nonlife affiliate losses and credits.

62

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Income Taxes (continued)

The Company also has net operating loss carryforwards in multiple states of approximately $5 million that will expire between 2014 and 2030. Due to unitary filing requirements, the Company does not expect to recognize carryforwards expiring in the next five years.

The differences between reported income tax expense and the results from applying the statutory federal rate to income before income tax expense are as follows:

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)
Federal income tax expense computed at statutory rate	$52,657	$42,568	$10,808	$3,654
Increases (decreases) in taxes resulting from:
Valuation allowance	(16,644)	(12,590)	2,729	4,800
Dividends received deduction	(3,317)	(3,540)	(2,790)	(222)
Credits	(473)	(473)	(110)	(134)
Change in uncertain tax positions	3,900	–	–	–
Prior period adjustments	226	(1,967)	–	–
Other	(504)	(1,055)	(98)	374
Income tax expense	$35,845	$22,943	$10,539	$8,472

“Credits” in the above table primarily result from foreign tax credits. “Other” in the table above includes tax-exempt interest and other tax-exempt earnings, nondeductible meals and entertainment, nondeductible dues and penalties, and other miscellaneous differences and adjustments.

63

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Income Taxes (continued)

Net deferred income tax assets and liabilities consist of the following:

	December 31
	2012	2011
	Successor	Successor
	(In Thousands)
Deferred income tax assets:
Future policy benefits	$225,077	$84,263
Net operating loss	352	393
Deferred loss on investments	115,590	148,219
Credit carryover	6,292	6,292
Net unrealized capital loss on investments	6,368	18,411
Other	9,358	8,146
Total deferred income tax assets	363,037	265,724
Valuation allowance	(128,789)	(145,474)
Net deferred income tax assets	234,248	120,250

Deferred income tax liabilities:
Deferred policy acquisition costs	114,492	51,043
Value of business acquired	11,628	15,542
Net unrealized capital gain on investments	84,094	41,314
Depreciation	7,924	7,592
Deferred gain on investments	9,142	18,868
Other	14,607	10,126
Total deferred income tax liabilities	241,887	144,485
Net deferred income tax liabilities	$(7,639)	$(24,235)

The oldest carryover will expire in 2022, and relates to low-income housing tax credits.

In connection with the Transaction, the tax basis of all assets and liabilities were retained from the predecessor to the successor, subject to certain limitations previously discussed.

64

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Income Taxes (continued)

The Company assesses the available positive and negative evidence surrounding the recoverability of the deferred income tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances. As of December 31, 2012 and 2011, the Company recorded a $81.8 million and $69.9 million valuation allowance, respectively, on capital losses that management believes will not be realizable in the foreseeable future, as capital losses must be used against capital gains within five years. In addition, as of December 31, 2012 and 2011, the Company recorded a valuation allowance of $17.2 million and $40.8 million, respectively, against a deferred tax loss that it does not expect will be recovered. Further, as of December 31, 2012 and 2011, the Company established a valuation allowance of $29.7 million and $34.8 million, respectively, against unrealized built-in losses that are limited under IRC Section 382.

12. Business Combinations

On July 30, 2010, GSBCH acquired all of the outstanding capital stock of SBC (see Note 1). The aggregate purchase price of SBC was $404 million. Eligible policyholders of the Company received, in the aggregate, $20 million in exchange for their membership interest in SBMHC, and the remaining amounts represented cash contributed to SBC, a portion of which was contributed to the Company.

65

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

12. Business Combinations (continued)

The following table summarizes the allocation of the purchase price of SBC to the Company, which was generally based upon estimated fair values of the Company’s assets acquired and liabilities assumed at the date of acquisition (in thousands):

Investments	$3,641,585
Note receivable from affiliate	740,752
Cash and cash equivalents	410,568
Intangible assets not subject to amortization:
Licenses	2,500
Intangible assets subject to amortization:
Developed technology	500
VOBA	53,982
Property and equipment	53,624
Other assets	745,353
Separate account assets	4,713,721
10,362,585
Policy reserves and annuity account values	4,860,853
Long-term debt	120,527
Mortgage debt	37,465
Other liabilities	159,527
Separate account liabilities	4,713,721
Net assets acquired	$470,492

The Company recognized a prior period adjustment associated with the deferred income tax asset recognized as of the date of the Transaction. In accordance with ASC 805, Business Combinations, the Company was allowed to make adjustments to the new basis of the assets and liabilities for one year after the Transaction date. As a result of reevaluating the calculation of the IRC section 382 limitation during 2011, the Company reduced deferred income tax assets and current income taxes payable with a net reduction in contributed capital at the Transaction date by $19,702,000. This also resulted in an increase in current tax expense of $1,147,000 for the consolidated statement of operations period from July 31, 2010 through December 31, 2010.

66

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Intangible Assets

An analysis of intangible asset balances is presented below for the periods presented:

	Trademarks, Trade Names, and Licenses	Developed Technology	Total
	(In Thousands)
Successor
Balance at July 31, 2010	$–	$–	$–
Recognized during the period	2,500	500	3,000
Amortization	–	(42)	(42)
Balance at December 31, 2010	2,500	458	2,958
Amortization	–	(100)	(100)
Balance at December 31, 2011	2,500	358	2,858
Amortization	–	(100)	(100)
Balance at December 31, 2012	$2,500	$258	$2,758

The following summarizes amortizable intangible assets:

	December 31, 2012 (Successor)		December 31, 2011 (Successor)
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(In Thousands)

Developed technology	$500	$242	$500	$142
Total	$500	$242	$500	$142

Intangible assets subject to amortization include developed technology. Intangible assets not subject to amortization include licenses related to the Company’s insurance and annuity business. The intangible asset subject to amortization is being amortized straight-line over five years. Impairment of intangible assets is evaluated annually. There were no impairments for the years ended December 31, 2012 and 2011, and the period from July 31, 2010 through December 31, 2010.

67

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Intangible Assets (continued)

The expected future amortization schedule for the next five years for developed technology based on current assumptions is expected to be as follows (in thousands):

2013	$100
2014	100
2015	58
2016	–
2017	–

14. Fair Value Measurements

Fair Value Hierarchy

In accordance with ASC Topic 820, the Company groups its financial assets and liabilities measured at fair value in three levels based on the inputs and assumptions used to determine the fair value. The levels are as follows:

Level 1 – Valuations are based upon unadjusted quoted prices for identical instruments traded in active markets. Level 1 assets include cash equivalents, certain equity securities, certain separate account assets, and mutual funds.

Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, model-based valuation techniques for which significant assumptions are observable in the market, and option pricing models using inputs observable in the market. Level 2 assets include U.S. Treasury notes and bonds, other U.S. government securities, debt securities, and certain asset-backed and mortgage-backed securities that are model-priced by vendors using inputs that are observable or derived principally from or corroborated by observable market data, certain options that are model-priced by vendors using inputs that are observable and certain equity securities.

68

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)

Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of option pricing models using inputs unobservable in the market, discounted cash flow models, spread-based models, and similar techniques, using the best information available in the circumstances. Level 3 assets include options that are model-priced by vendors using inputs that are not observable, private placements, structured products, synthetic bonds, certain equity securities, certain debt securities and asset-backed securities priced using broker quotes or other methods that used unobservable inputs and certain separate account assets. Level 3 liabilities include interest rate swaps and embedded derivative instruments.

Determination of Fair Value

Under ASC Topic 820, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy in ASC Topic 820.

Cash equivalents

Cash equivalents include securities with an original maturity of 90 days or less and money market accounts. Fair values for the repurchase agreements are based on quoted market prices, if available. The cash equivalents based on quoted market prices are included in Level 1 assets. When quoted prices are not available, the Company utilizes an independent pricing service, and the reviews are consistent with the fixed maturities process.

Fixed Maturities

Fixed maturities include bonds, synthetic securities, and asset-backed securities. Fair values for fixed maturities are based on quoted market prices, if available. The assets based on quoted market prices are included in Level 1 assets.

69

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)

For fixed maturities not actively traded, the Company’s top priority is to obtain fair values from independent pricing services. The Company has regular interactions with its investment advisor, Guggenheim Partners Investment Management, LLC (GPIM), to understand the pricing methodologies used and to confirm the prices are utilizing observable inputs. The pricing methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry and economic events. Fixed maturities with fair values obtained from pricing services, applicable market indices, or internal models with substantially all observable inputs are included in Level 2.

The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information if the Company is not able to utilize Level 1 or 2 sources. These assets are included in Level 3 and can include fixed maturities across all categories.

Equity securities

Equity securities include common stock and nonredeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are included in Level 1. When quoted prices are not available, the Company utilizes internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices; therefore, the assets are included in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets are included in Level 3.

Mortgage loans

Mortgage loans include commercial mortgage loans, for which the Company used the fair value option. The fair value of the mortgage loans is determined through the use of internal models or analysis that incorporates significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets are included in Level 3.

Mutual funds

Fair values of mutual funds are determined using quoted prices in active markets for identical assets when available, which are included in Level 1.

70

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)

Short-term investments

Short-term investments include short-term notes with affiliated and non-affiliated companies. Fair values of short-term investments are determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets are included in Level 3.

Call options

Certain fair values of options are valued with models that use market observable inputs, which are included in Level 2. Certain fair values of the call options are valued using broker quotes or through the use of internal option pricing models utilizing significant unobservable market assumptions, which are included in Level 3.

Separate account assets

Separate account assets include equity securities and investments in partnerships. The fair value of the equity securities within the separate accounts is determined using quoted prices in active markets for identical assets, and is reflected in Level 1. The fair value of the investments in partnerships within the separate accounts is determined through redemption value of the partnership interests determined by the manager of the investment, and is reflected in Level 3.

Interest rate swaps

Fair values of the Company’s interest rate swaps are determined based on dealer quotes, quoted market prices of comparable contracts adjusted through interpolation where necessary for maturity differences, or, if there are no relevant comparable contracts, pricing models or formulas using current assumptions. These liabilities are included in Level 3.

71

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)

Embedded derivatives – Investment contract guarantees

The Company records guarantees for annuity contracts containing guaranteed riders for GMABs and GMWBs as derivative instruments. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced using stochastic techniques under a variety of market returns scenarios and other best estimate assumptions. These liabilities are included in Level 3.

Embedded derivative – Reinsurance ceded

The fair value of the embedded derivative is estimated based on the change in the fair value of the supporting assets in the funds withheld liability under the coinsurance funds withheld arrangement. These liabilities are included in Level 3.

Embedded derivatives – Fixed index annuity contracts

Fair values of the Company’s embedded derivative component of the fixed index annuity policy liabilities are determined by (i) projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and (ii) discounting the excess of the projected contract value amounts at the applicable risk-free interest rates adjusted for the nonperformance risk related to those liabilities. The projections of policy contract values are based on the Company’s best estimate assumptions for future policy growth and future policy decrements. The Company’s best estimate assumptions for future policy growth include assumptions for the expected index credit on the next policy anniversary date derived from the fair values of the underlying call options purchased to fund such index credits and the expected costs of annual call options the Company will purchase in the future to fund index credits beyond the next policy anniversary. The projections of minimum guaranteed contract values include the same best estimate assumptions for policy decrements as were used to project policy contract values. These liabilities are included in Level 3.

72

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Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents categories reported at fair value on a recurring basis as follows:

	December 31, 2012 (Successor)
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$1,280,085	$1,280,085	$–	$–
Bonds:
U.S. Treasury securities and other U.S. government corporations and agencies	19,162	–	19,162	–
Obligations of government-sponsored enterprises	313,039	–	313,039	–
Corporate	2,609,423	–	1,803,902	805,521
Obligations of foreign governments	49,690	–	49,690	–
Municipal obligations	298,123	–	298,123	–
Commercial mortgage-backed	365,408	–	267,771	97,637
Residential mortgage-backed	444,360	–	439,572	4,788
Other mortgage-backed	146,627	–	142,337	4,290
Collateralized debt obligations	34,562	–	3,999	30,563
Other debt obligations	1,430,061	–	508,428	921,633
Synthetic bonds	11,377	–	–	11,377
Total bonds	5,721,832	–	3,846,023	1,875,809
Equity securities:
Financial	16,230	–	15,771	459
Mutual fund	70,802	70,802	–	–
Government	38,778	–	–	38,778
Technology	780	–	780	–
Industrial	2,930	–	–	2,930
Warrants	267	–	–	267
Total equity securities	129,787	70,802	16,551	42,434

Mortgage loans, at fair value	194,719	–	–	194,719
Mutual funds	2	2	–	–
Short-term investments	5,071	–	–	5,071
Call options	135,161	–	25,058	110,103
Separate account assets	5,020,896	4,095,676	–	925,220
Total assets	$12,487,553	$5,446,565	$3,887,632	$3,153,356

Liabilities:
Interest rate swaps	$349	$–	$–	$349
Embedded derivatives:
GMWB and GMAB reserves	12,174	–	–	12,174
Reinsurance contract	706	–	–	706
Fixed index annuity contracts	265,635	–	–	265,635
Total liabilities	$278,864	$–	$–	$278,864

73

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)

	December 31, 2011 (Successor)
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$274,551	$199,554	$74,997	$–
Bonds:
U.S. Treasury securities and other U.S. government corporations and agencies	17,892	–	17,892	–
Obligations of government-sponsored enterprises	136,539	–	136,539	–
Corporate	1,332,243	–	1,040,802	291,441
Obligations of foreign governments	26,422	–	26,422	–
Municipal obligations	245,861	–	245,861	–
Commercial mortgage-backed	253,742	–	229,391	24,351
Residential mortgage-backed	899,252	–	888,125	11,127
Other mortgage-backed	461,676	–	454,285	7,391
Collateralized debt obligations	47,876	–	24,191	23,685
Other debt obligations	990,115	–	231,383	758,732
Synthetic bonds	23,078	–	–	23,078
Total bonds	4,434,696	–	3,294,891	1,139,805
Equity securities:
Financial	10,284	–	9,801	483
Mutual fund	5,143	5,143	–	–
Technology	3,788	–	3,788	–
Government	66,568	–	–	66,568
Total equity securities	85,783	5,143	13,589	67,051
Mutual funds	1	1	–	–
Short-term investments	5,279	–	–	5,279
Call options	12,132	–	8,054	4,078
Separate account assets	4,121,064	4,121,064	–	–
Total assets	$8,933,506	$4,325,762	$3,391,531	$1,216,213

Liabilities:
Interest rate swaps	$809	$–	$–	$809
Embedded derivatives:
GMWB and GMAB reserves	12,982	–	–	12,982
Fixed index annuity contracts	109,530	–	–	109,530
Total liabilities	$123,321	$–	$–	$123,321

74

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)

Changes in Level 3 Fair Value Measurements

The reconciliation for all Level 3 assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs for the year ended December 31, 2012, is as follows:

	Balance at January 1, 2012	Total Realized/Unrealized Gains and Losses		Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2012	Change in Unrealized Gains (Losses) in Net Income for Positions Still Held
		Included in Net Income	Included in Other Comprehensive Income
	Successor
	(In Thousands)
Assets:
Bonds:
Corporate	$ 291,441	$ (5,282)	$ 7,467	$ 527,570	$ (15,675)	$ 805,521	$ 2,185
Commercial mortgage-backed	24,351	–	2,652	59,052	11,582	97,637	2,652
Residential mortgage-backed	11,127	–	(150)	(5,262)	(927)	4,788	(150)
Other mortgage-backed	7,391	–	(68)	3,608	(6,641)	4,290	(68)
Collateralized debt obligations	23,685	631	4,257	(3,260)	5,250	30,563	4,888
Other debt obligations	758,732	6,624	10,620	187,780	(42,123)	921,633	17,244
Synthetic bonds	23,078	3,063	–	(14,764)	–	11,377	3,063
Total bonds	1,139,805	5,036	24,778	754,724	(48,534)	1,875,809	29,814

Equities:
Financial	483	–	(24)	–	–	459	(24)
Government	66,568	–	–	(27,790)	–	38,778	–
Industrial	–	–	230	2,700	–	2,930	230
Warrants	–	–	(5)	272	–	267	(5)
Total equities	67,051	–	201	(24,818)	–	42,434	201
Mortgage loans, at fair value	–	(759)	–	195,478	–	194,719	(759)
Short-term investments	5,279	7	(360)	145	–	5,071	(353)
Call options	4,078	(2,593)	–	108,618	–	110,103	(2,593)
Separate account assets	–	–	–	925,220	–	925,220	–
Total assets	$1,216,213	$ 1,691	$ 24,619	$1,959,367	$ (48,534)	$3,153,356	$ 26,310

75

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Notes to Consolidated Financial Statements (continued)

 14. Fair Value Measurements (continued)

	Balance at January 1, 2012	Total Realized/Unrealized Gains and Losses		Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2012	Change in Unrealized Gains (Losses) in Net Income for Positions Still Held
		Included in Net Income	Included in Other Comprehensive Income
	Successor
	(In Thousands)
Liabilities:
Interest rate swaps	$ 809	$ (460)	$ –	$ –	$ –	$ 349	$ –
Embedded derivatives:
GMWB and GMAB reserves	12,982	(808)	–	–	–	12,174	–
Reinsurance contract	–	706	–	–	–	706	706
Fixed index annuity contracts	109,530	(42,398)	–	198,503	–	265,635	–
Total liabilities	$ 123,321	$ (42,960)	$ –	$ 198,503	$ –	$ 278,864	$ 706

The separation of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2012 is as follows:

	Purchases	Issuances	Sales	Settlements	Net
	Successor
	(In Thousands)
Assets:
Bonds:
Corporate	$575,512	$–	$(47,942)	$–	$527,570
Commercial mortgage-backed	59,490	–	(438)	–	59,052
Residential mortgage-backed	–	–	(5,262)	–	(5,262)
Other mortgage-backed	4,358	–	(750)	–	3,608
Collateralized debt obligations	12,418	–	(15,678)	–	(3,260)
Other debt obligations	351,812	–	(164,032)	–	187,780
Synthetic bonds	16,282	–	(31,046)	–	(14,764)
Total bonds	1,019,872	–	(265,148)	–	754,724

Equities:
Government	9,624	–	(37,414)	–	(27,790)
Industrial	2,700	–	–	–	2,700
Warrants	272	–	–	–	272
Total equities	12,596	–	(37,414)	–	(24,818)

Mortgage loans, at fair value	198,202	–	(2,724)	–	195,478
Short-term investments	5,354	–	(5,209)	–	145
Options	117,655	–	–	(9,037)	108,618
Separate account assets	–	925,220	–	–	925,220
Total assets	$1,353,679	$925,220	$(310,495)	$(9,037)	$1,959,367

Liabilities:
Embedded derivatives:
Fixed index annuity contracts	$–	$203,123	$–	$(4,620)	$198,503
Total liabilities	$–	$203,123	$–	$(4,620)	$198,503

76

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)

The reconciliation for all Level 3 assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs for the year ended December 31, 2011 is as follows:

	Balance at January 1, 2011	Total Realized/Unrealized Gains and Losses		Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2011	Change in Unrealized Gains (Losses) in Net Income for Positions Still Held
		Included in Net Income	Included in Other Comprehensive Income
	Successor
	(In Thousands)
Assets:
Bonds:
Corporate	$254,477	$ 1,720	$ 160	$ 57,667	$(22,583)	$291,441	$ 1,880
Municipal obligations	16,366	–	(37)	(1,000)	(15,329)	–	(37)
Commercial mortgage-backed	25,016	–	877	3,475	(5,017)	24,351	877
Residential mortgage-backed	–	(4)	174	(2,038)	12,995	11,127	170
Other mortgage-backed	–	–	275	671	6,445	7,391	275
Collateralized debt obligations	17,675	3,530	56	2,424	–	23,685	3,586
Other debt obligations	522,006	(334)	(14,081)	287,180	(36,039)	758,732	(14,415)
Synthetic bonds	27,468	(4,134)	(3,154)	2,898	–	23,078	(7,288)
Total bonds	863,008	778	(15,730)	351,277	(59,528)	1,139,805	(14,952)

Equities:
Financial	2,517	30	(34)	(2,030)	–	483	(4)
Government	66,674	–	–	(106)	–	66,568	–
Total equities	69,191	30	(34)	(2,136)	–	67,051	(4)
Short-term investments	1,000	–	63	5,216	(1,000)	5,279	63
Call options	–	–	(3,909)	7,987	–	4,078	(3,909)
Total assets	$933,199	$ 808	$ (19,610)	$362,344	$(60,528)	$1,216,213	$(18,802)

Liabilities:
Interest rate swaps	$ 1,265	$ (464)	$ –	$ 8	$ –	$ 809	$ –
Embedded derivatives:
GMWB and GMAB reserves	11,189	1,793	–	–	–	12,982	–
Fixed index annuity contracts	–	3,602	–	105,928	–	109,530	–
Total liabilities	$12,454	$ 4,931	$ –	$105,936	$ –	$123,321	$ –

77

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)

The separation of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2011 is as follows:

	For the Year Ended December 31, 2011
	Purchases	Issuances	Sales	Settlements	Net
	Successor
	(In Thousands)

Assets:
Bonds:
Corporate securities	$81,832	$–	$(24,165)	$–	$57,667
Municipal obligations	–	–	(1,000)	–	(1,000)
Commercial mortgage-backed	3,744	–	(269)	–	3,475
Residential mortgage-backed	1,060	–	(3,098)	–	(2,038)
Other mortgage-backed	750	–	(79)	–	671
Collateralized debt obligations	9,404	–	(6,980)	–	2,424
Other debt obligations	376,941	–	(89,761)	–	287,180
Synthetic bonds	3,344	–	(446)	–	2,898
Total bonds	477,075	–	(125,798)	–	351,277

Equities:
Financial	–	–	(2,030)	–	(2,030)
Government	3,990	–	(4,096)	–	(106)
Total equities	3,990	–	(6,126)	–	(2,136)
Short-term investments	5,179	–	37	–	5,216
Options	7,987	–	–	–	7,987
Total assets	$494,231	$–	$(131,887)	$–	$362,344

Liabilities:
Interest rate swaps	$–	$184	$–	$(176)	$8
Embedded Derivatives:
Fixed index annuity contracts	–	105,928	–	–	105,928
Total liabilities	$–	$106,112	$–	$(176)	$105,936

78

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)

Transfers

Transfers of assets and liabilities measured at fair value on a recurring basis between hierarchy levels for the year ended December 31, 2012 are as follows:

	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1	of Level 1	of Level 2	of Level 2	of Level 3	of Level 3
	into Level 2	into Level 3	into Level 1	into Level 3	into Level 1	into Level 2
	Successor
	(In Thousands)
Assets:
Bonds:
Corporate	$–	$–	$–	$20,638	$–	$36,313
Commercial mortgage-backed	–	–	–	11,582	–	–
Residential mortgage-backed	–	–	–	6,903	–	7,830
Other mortgage-backed	–	–	–	–	–	6,641
Collateralized debt obligations	–	–	–	5,250	–	–
Other debt obligations	–	–	–	39,159	–	81,282
Total Bonds	$–	$–	$–	$83,532	$–	$132,066

During 2012, the majority of assets transferred into and out of Level 3 included those assets that the Company was or was not subsequently able to obtain a price from a recognized third-party pricing vendor.

Assets transferred into and out of Level 3 during the year ended December 31, 2011, were $34.2 million and $94.7 million, respectively; during the period July 31, 2010 through December 31, 2010, were $9.5 million and $12.0 million, respectively; and during the period January 1, 2010 through July 30, 2010, were $9.8 million and $84.7 million, respectively. The majority of assets transferred into and out of Level 3 include those assets that the Company was or was not subsequently able to obtain a price from a recognized third-party pricing vendor.

There were no assets transferred into and out of Level 1 during the years ended December 31, 2012 and 2011. There were no assets transferred into and out of Level 1 during the period July 31, 2010 through December 31, 2010, nor during the period January 1, 2010 through July 30, 2010.

Assets transferred into and out of Level 2 during the year ended December 31, 2011, were $94.7 million and $34.2 million, respectively. Assets transferred into and out of Level 2 during the period July 31, 2010 through December 31, 2010, were $12.0 million and $9.5 million, respectively, and during the period January 1, 2010 through July 30, 2010, were $84.7 million and $9.8 million, respectively.

79

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)

The transfers between levels are determined as of the end of the period for which the transfer is completed.

Quantitative Information about Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant unobservable inputs are not developed internally, which primarily consist of those valued using broker quotes.

	As of December 31, 2012 (Successor)
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Assets:
Bonds:
Corporate	$ 501,917	Discounted cash flow	Credit spread	162 – 650 [452] basis points (bps)
	3,839	Discounted cash flow	Discount rate	2.4% – 10.0% [4.1%]
Commercial mortgage-backed	28,511	Discounted cash flow	Credit spread	522 – 1369 [655] bps
Residential mortgage-backed	4,788	Odd lot discount	Discount rate	0.4% – 5.0% [1.7%]
Collateralized debt obligations	4,227	Discounted cash flow	Credit spread	1049 – 1217 [1118] bps
	575	Stale price	Broker mark	11.50
Other debt obligations	431,706	Discounted cash flow	Credit spread	230 – 1841 [385] bps
	13,896	Discounted cash flow	Discount rate	4.0% – 11.7% [6.1%]
	50	Distressed pricing	Liquidation level	See Note (4)
	8,504	Stale price	Trade price	100.00
	26	Stale price	Vendor price	99.77
Synthetic bonds	3,931	Discounted cash flow	Credit spread	282 bps
Total bonds	1,001,970
Equity securities:
Financial	459	Discounted cash flow	Discount rate	15.8%
Government	38,778	See Note (3)
Industrial	852	Discounted cash flow	Discount rate	36.9%
	400	Stale price	Trade price	13.32
Warrants	267	Discounted cash flow	Earnings before interest, taxes, depreciation and amortization multiple	7.4x
Total equity securities	40,756
Mortgage loans, at fair value	194,719	Discounted cash flow	Credit spread	260 – 765 [411] bps
Short-term investments	5,072	Discounted cash flow	Discount rate	7.3% – 47.1% [17.8%]
Separate account assets	925,220	See Note (5)
Total assets	$2,167,737

80

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)

	As of December 31, 2012 (Successor)
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
Liabilities:
Interest rate swaps	$ 349	Discounted cash flow	Credit spread	515 bps
Embedded derivatives:
GMWB and GMAB reserves	12,174	Discounted cash flow	Own credit spread	1.95%
			Long-term equity market volatility	18.00%
			Risk margin	5.00%
Reinsurance contract	706	See Note (1)
Fixed index annuity contracts	265,635	Discounted cash flow	Own credit spread	1.95%
			Risk margin	0.12% – 0.16%
Total liabilities	$ 278,864

(1)	Equal to the net unrealized gains or losses on the underlying assets held in trust to support the funds withheld liability (see footnote 3).
(2)	The table above excludes certain securities for which the fair value of $985,619,000 was based on non-binding broker quotes.
(3)	FHLB of Topeka common stock positions are valued at par as a proxy for fair value as the stock can only be redeemed by the bank.
(4)	Distressed collateralized loan obligation valuation is determined as a percentage of the value of the outstanding collateral to the remaining notional amount.
(5)	Separate account investments in partnerships for which the fair value of $925,220,000 was determined through redemption value of the partnership interests determined by the manager of the investment.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of assets to significantly decrease or increase, respectively. Additionally, the Company may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.

Increases or decreases in market volatilities could cause significant increases or decreases, respectively, in the fair value of embedded derivatives. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals. Increases or decreases in risk free rates could cause the fair value of the embedded derivative to significantly decrease or increase, respectively. Increases or decreases in the Company’s credit risk, which impacts the rates used to discount future cash flows, could significantly decrease or increase, respectively, the fair value of the embedded derivative. All of these changes in fair value would impact net income.

81

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)

Decreases or increases in the mortality rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. Decreases or increases in the overall lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The lapse rate assumption varies dynamically based on the relationship of the guarantee and associated account value. A stronger or weaker dynamic lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The utilization rate assumption includes how many contract holders will take withdrawals, when they will take them and how much of their benefit they will take. Increases or decreases in the assumption of the number of contract holders taking withdrawals could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contract holders take withdrawals earlier or later could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contract holders take more or less of their benefit could cause the fair value of the embedded derivative to decrease or increase, respectively.

Increases or decreases in market volatilities of the underlying assets supporting the funds withheld liability could cause significant increases or decreases, respectively, in the fair value of the embedded derivatives.

Financial Instruments Not Reported at Fair Value

The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value are as follows:

	December 31, 2012
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets (liabilities)
Cash equivalents	$572,966	$572,966	$572,966	$–	$–
Mortgage loans	191,379	194,150	–	–	194,150
Notes receivable from affiliates	719,162	719,162	–	–	719,162
Policy loans	494,161	509,292	–	–	509,292
Business-owned life insurance	20,609	20,609	–	–	20,609
Supplementary contracts without life contingencies	(8,266)	(8,876)	–	–	(8,876)
Individual and group annuities	(2,756,228)	(2,605,728)	–	–	(2,605,728)
Notes payable to affiliates	(8,160)	(8,160)			(8,160)
Long-term debt	(123,991)	(137,544)	–	–	(137,544)
Mortgage debt	(32,078)	(33,464)	–	–	(33,464)
Repurchase agreements	(304,570)	(304,570)	(304,570)	–	–
Separate account liabilities	(5,020,896)	(5,020,896)	(4,095,676)	–	(925,220)

82

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

 14. Fair Value Measurements (continued)

	December 31, 2011
	Successor
	Carrying	Fair
	Amount	Value
	(In Thousands)

Cash equivalents	$326,011	$326,011
Mortgage loans	7,404	7,404
Notes receivable from affiliates	853,918	853,918
Policy loans	98,622	98,797
Business-owned life insurance	20,510	20,510
Supplementary contracts without life contingencies	(8,338)	(8,751)
Individual and group annuities	(2,646,910)	(2,684,181)
Long-term debt	(122,535)	(129,831)
Mortgage debt	(34,413)	(35,976)
Repurchase agreements	(66,775)	(66,775)
Separate account liabilities	(4,121,064)	(4,121,064)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments not measured at fair value but for which fair value is disclosed:

Cash equivalents – Cash equivalents include reverse repurchase agreements, which are treated as collateralized financing transactions and are carried at amounts at which the securities will subsequently be resold. Accordingly, the carrying value of reverse repurchase agreements approximates fair value.

Mortgage loans – The carrying amounts of the officer residential mortgage loans reported in the consolidated balance sheets for these instruments approximate their fair values. Fair values of the commercial mortgage loans not held as trading are estimated using discounted cash flow analyses based on a variety of factors, including credit spreads, duration of the loans and prepayment terms and assumptions.

Notes receivable from affiliates – The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

Policy loans – Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

83

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

  14. Fair Value Measurements (continued)

Business-owned life insurance – The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

Investment-type insurance contracts – The fair values of the Company’s reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on risk-free rates, nonperformance risk, and risk margin. Investment-type insurance contracts include insurance, annuity, and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the consolidated balance sheets. Insurance contracts include insurance, annuity, and other policy contracts that do involve significant mortality or morbidity risk. The fair values for insurance contracts, other than investment-type contracts, are not required to be disclosed.

Notes payable to affiliates – The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Long-term debt and mortgage debt – Fair values for long-term debt and mortgage debt are estimated using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements.

Repurchase agreements – The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Separate account liabilities – The fair values of the separate account liabilities are estimated based on the fair value of the related separate account assets, as these are considered to be pass-through contracts. As the applicable separate account assets are already reflected at fair value, any adjustment to the fair value of the block is an assumed adjustment to the separate account liabilities.

15. Commitments and Contingencies

In connection with its investments in certain limited partnerships, the Company is committed to invest additional capital of $9.9 million and $11.4 million at December 31, 2012 and 2011, respectively, over the next several years as required by the general partner.

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Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

15. Commitments and Contingencies (continued)

As of December 31, 2012 and 2011, the Company had committed up to $3 million and $2 million, respectively, in unfunded bridge loans and $2.8 million and $7 million, respectively, in unfunded revolvers.

Guaranty fund assessments are levied on the Company by life and health guaranty associations in most states to cover policyholder losses of insolvent or rehabilitated insurers. At December 31, 2012 and 2011, the Company has reserved $1,682,000 and $1,691,000, respectively, to cover current and estimated future assessments, net of related premium tax credits.

Lehman Brothers Special Financing, Inc. v. Bank of America N.A. (Case No. 08-13555 Adv. Pro. No. 10-03547(JMP), US Bkr. Ct. SDNY, 2011): Lehman Brothers Special Financing, Inc. (Lehman) commenced this action to recover funds allegedly improperly paid to certain note-holders of and other parties in relation to certain collateralized debt obligations. In July 2012, the court granted Lehman’s motion to file a second amended complaint against a number of entities, including SBL, which it promptly did. Generally speaking, insofar as SBL is concerned, the lawsuit seeks on various bases (e.g., invalidity of a bankruptcy default provision in the relevant agreement, preference, and fraudulent conveyance) to recover the approximately $5 million of funds paid to SBL on its investment in the Greystone CDO 2006-1A following call of the issue in October 2008. The court gave Lehman six months to serve the second amended complaint on the defendants named in the complaint. Lehman has served SBL, and is still attempting to serve numerous other defendants, and has requested more time from the court to do so. The defendants currently have until September 5, 2013, to answer or respond to the complaint, but that deadline will likely be extended if the court grants Lehman more time to serve the defendants not yet served. Management is unable to predict the outcome of the matter at this time.

Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons (Case No. 12-2652, S.D.N.Y., 2011): SBL has been named as a defendant or putative member of the proposed defendant group of shareholders in this case, which seeks to recover proceeds the owners of shares in the Tribune Company (Tribune) in 2007 received when Tribune effected a leveraged buyout transaction (LBO) by which Tribune converted to a privately-held company. The plaintiff also asserts claims against certain insiders, professional advisers, and others involved in the LBO. In June 2011, certain Tribune creditors filed numerous additional actions asserting state law constructive fraudulent conveyance claims (the SLCFC actions) against specifically-named former Tribune shareholders and, in some cases, putative defendant classes comprised of former Tribune shareholders. SBL was not named in any of the SLCFC actions. The FitzSimons and SCLFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding entitled In re Tribune Co. Fraudulent

85

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

15. Commitments and Contingencies (continued)

Conveyance Litig., No. 11-md-2296 (S.D.N.Y.). On November 6, 2012, the defendants moved to dismiss the SLCFC actions. On December 21, 2012, the plaintiffs filed a memorandum in opposition to the motion to dismiss. Defendants have not yet filed a reply memorandum and the Court has not yet issued a decision on the motion. The FitzSimons case is effectively on hold pending such motion.

These lawsuits do not allege any misconduct on the part of SBL. Management has determined that SBL did not own any shares of Tribune and received none of the proceeds of the LBO. Nor did SBL otherwise participate in the LBO. Certain SBL Funds (Series H, N, and O), which are also named in the actions, did receive proceeds on the shares of Tribune that they owned, as follows:

Fund	Proceeds

SBL Fund – Series H	$158,950
SBL Fund – Series N	51,000
SBL Fund – Series O	3,774,000

At this stage of the proceedings, management is not able to assess with any reasonable certainty the probable outcome of the pending litigation or the effect, if any, on SBL or the Funds’ net asset values.

Guarantees of affiliates: The Company has provided a payment guarantee on behalf of its affiliate, se2, inc. (se2) to certain of se2’s customers that have entered into third-party administration agreements with se2. The Company is unable to determine a value of the guarantee, since this guarantee is not a financial guarantee, as it only relates to transactions se2 performs on behalf of its customers.

Other legal and regulatory matters: In the ordinary course of business, the Company is in discussions with its regulators about matters raised during regulatory examinations or otherwise subject to their inquiry. These matters could result in censures, fines, or other sanctions. Management believes the outcome of any resulting actions will not be material to the Company’s results of operations or financial condition. However, the Company is unable to predict the outcome of these matters.

86

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

15. Commitments and Contingencies (continued)

Various legal proceedings and other matters have arisen in the ordinary course of the Company’s business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company’s ultimate liability, if any, resulting from such matters will not be material to its results of operations or financial position

16. Long-Term Debt

At December 31, 2012, the Company has access to a $59 million line of credit facility from FHLB. Overnight borrowings in connection with this line of credit bear interest at 0.15% over the Federal Funds rate (.25% at December 31, 2012). The Company had no borrowings under this line of credit at December 31, 2012 and 2011. The amount of the line of credit is determined by the fair market value of the Company’s available collateral held by FHLB, primarily mortgage-backed securities, not already pledged as collateral under existing contracts as of December 31, 2012.

The Company has outstanding surplus notes with a carrying value of $123,991,000 and $122,535,000 at December 31, 2012 and 2011, respectively. The surplus notes consist of $50,000,000 of 8.75% notes issued in May 1996 and maturing on May 15, 2016, and $100,000,000 of 7.45% notes issued in October 2003 and maturing on October 1, 2033. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions, whereby each payment of interest or principal on the surplus notes may be made only with the prior approval of the Kansas Insurance Commissioner and only out of surplus funds that the Kansas Insurance Commissioner determines to be available for such payment under the Kansas Insurance Code.

17. Mortgage Debt

The primary mortgage financing for the Company’s home office property was arranged through FHLB, which also occupies a portion of the premises. Although structured as a sale-leaseback transaction supporting $50 million of industrial revenue bonds issued by the City of Topeka and held by FHLB, substantially all of the risks and rewards of property ownership have been retained by the Company. Accordingly, the arrangement has been accounted for as a mortgage financing of the entire premises by the Company, with an operating lease from FHLB for the portion of the premises that it presently occupies (see Note 1).

87

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

17. Mortgage Debt (continued)

The underlying mortgage loan agreement with FHLB bears interest at 6.726% and will be fully paid off in 2022, with monthly principal and interest payments totaling $381,600, including $62,805 applicable to the portion of the building leased to FHLB. The financing is collateralized by a first mortgage on the premises and $12 million of cash and other marketable securities.

At December 31, 2012, combined future aggregate principal maturities of the mortgage borrowing for the years ending December 31 are as follows (in thousands):

2013	$2,497
2014	2,670
2015	2,855
2016	3,054
2017	3,266
Thereafter	17,736
$32,078

18. Related-Party Transactions

In July 2010, the Company and SBC restructured the following note into a new $250,000,000 intercompany promissory note payable in full at maturity on June 30, 2020 (Intercompany Note 1):

A note in the principal amount of $250,000,000 payable in full on May 20, 2018 with semiannual interest due and payable at an annual rate of 6.96% (SBC Note 2).

Interest on the principal amount of the Intercompany Note 1 was due and payable at an escalating annual rate of 6.35% for July 2010 through June 2015, 7.0% for July 2015 through June 2016, 8.0% for July 2016 through June 2018, and 9.0% for July 2018 through June 2020 with quarterly interest payments due until the principal has been fully paid. The note was exchanged during December 2011 as described below.

88

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

18. Related-Party Transactions (continued)

On December 29, 2011, the Company and Note Funding, LLC (NFL), an affiliate, exchanged Intercompany Note 1 with a new $182,794,000 intercompany note payable in full on December 24, 2012 (NFL Note). Interest on the principal amount of the NFL Note was due and payable at an annual rate of 6.45% with interest due at maturity. On February 27, 2012, the Company received back Intercompany Note 1 (principal balance of $180,000,000), cash of $2,916,000 and interest receivable of $1,778,000 in lieu of payment on the NFL Note with a principal balance of $182,794,000.

The Company received principal pay downs on Intercompany Note 1 of $25,000,000 and $50,000,000 during the years ended December 31, 2012 and 2011, respectively. The note was restructured during February 2012 as described below. The principal balance of the note at the time of exchange was $155,000,000.

Also, in July 2010, the Company and SBC restructured the following notes into a new $490,239,000 intercompany promissory note payable in full at maturity on June 30, 2023 (Intercompany Note 2):

A note in the principal amount of $40,000,000 payable in full on May 20, 2016, with semiannual interest due and payable at an annual rate of 5.98% (SBC Note 1).

A note in the principal amount of $450,239,000 payable in full on December 31, 2023 with quarterly interest due and payable in arrears equal to 100% of the GAAP net income associated with (1) 60.5% of the membership interest of Rydex Holdings, LLC (RHLLC) adjusted for purchase price amortization, (2) 90% of the membership interest of SI, and (3) 100% of the membership interest in Security Global Investors, LLC (SGI) (SBC Note 3).

Interest on the principal amount of the Intercompany Note 2 was due and payable at an escalating annual rate of LIBOR plus 2.0% for July 2010 through June 2012, LIBOR plus 2.5% for July 2012 through June 2015, LIBOR plus 3.0% for July 2015 through June 2017, and LIBOR plus 4.0% for July 2017 through June 2023 with quarterly interest payments due until the principal was fully paid. The Company received a principal pay down of $239,000 during the year ended December 31, 2012. The note was restructured during February 2012 as described below. The principal balance of the note at the time of exchange was $490,000,000.

89

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

18. Related-Party Transactions (continued)

Effective July 30, 2010, SBC transferred Intercompany Note 1 and Intercompany Note 2 to Security Benefit Asset Management Holdings, LLC (SBAMH), an affiliate of the Company, SBAMH is bound to perform the debt service of these notes and SBC no longer has any obligations under the notes.

On February 29, 2012, the Company and SBAMH restructured Intercompany Note 1 and Intercompany Note 2. The Company exchanged both Intercompany Note 1 and Intercompany Note 2 for $11,000,000 in cash, $140,000,000 in preferred units issued by Guggenheim Capital, LLC, an affiliate, a $425,000,000 note issued by SBAMH (SBAMH Note), and a $69,000,000 note issued by SBC (SBC Note 4). The SBAMH Note is secured by SBAMH’s membership interests in RHLLC, and RHLLC’s membership interest in Security Investors, LLC (SI). The SBAMH Notes were comprised of:

Tranche A: Principal balance of $300,000,000 tranche payable in full at maturity on February 29, 202,4 with semiannual interest due and payable at an annual rate of 7%. Concurrent with the restructuring, the Company sold $184,000,000 of this tranche to affiliated and unaffiliated entities.

Tranche B: Principal balance of $125,000,000 tranche payable in full at maturity on February 28, 2027, with semiannual interest due and payable at an annual rate of 8%. Concurrent with the restructuring, the Company sold $76,000,000 of this tranche to affiliated and unaffiliated entities.

SBC Note 4 is payable in full at maturity on February 28, 2022, with semiannual interest due and payable at an annual rate of 5%. SBC Note 4 is secured by SBC’s ownership in se2.

On February 24, 2012, SDI entered into a short-term intercompany promissory note due from SBC totaling $4,000,000 payable in full on February 23, 2013 (SDI Note 1). Interest on the principal amount of the note is due and payable at an annual rate of 2.67% with interest due at maturity.

On May 4, 2012, SDI entered into a short-term intercompany promissory note due from SBC totaling $6,000,000 payable in full on April 29, 2013 (SDI Note 2). Interest on the principal amount of the note is due and payable at an annual rate of 2.68% with interest due at maturity.

90

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

18. Related-Party Transactions (continued)

On December 31, 2012, the Company entered into a long-term intercompany promissory note due from MF Master Seed Co, LLC (MFMS), an affiliate, totaling $80,600,000 payable in full on December 31, 2015 (MFMS Note). The note is collateralized by 100% of MFMS’s membership interest in MF Seed Facility, LLC, an affiliate. Interest on the principal amount of the note is due and payable at an annual rate of 7.00% with interest due at maturity.

During the years ended December 31, 2012 and 2011, the Company entered into several short-term intercompany notes with SBC Funding, LLC (SBCF) and NFL, affiliates.

The Company had the following notes outstanding, aggregated with similar terms, as of:

	December 31, 2012
	Interest Rate	Maturity	Principal Balance
	(In Thousands)

SBCF Notes	2.66 – 2.70%	3/9/2013 – 12/2/2013	$366,984
NFL Notes	2.67%	11/3/2013	27,356
SBAMH Notes	7.00% – 8.00%	2/29/24 – 2/28/27	165,222
SBC Note 4	5.00%	3/1/2017	69,000
SDI Notes	2.67% – 2.68%	2/23/13 – 4/29/13	10,000
MFMS Note	7.00%	12/31/2015	80,600
			$719,162

	December 31, 2011
	Interest Rate	Maturity	Principal Balance
			(In Thousands)

Intercompany Note 2	LIBOR + 2% to 4%	6/30/2023	$490,239
SBCF Notes	2.63 – 3.58%	12/14/2012 – 12/21/2012	180,885
NFL Note	6.45%	12/24/2012	182,794
			$853,918

91

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

18. Related-Party Transactions (continued)

Interest received on the intercompany promissory notes is reported in net investment income on the consolidated statements of operations and consisted of the following:

	Year Ended December 31, 2012	Year Ended December 31, 2011	July 31, 2010 through December 31, 2010	January 1, 2010 through July 30, 2010
	(In Thousands)

SBC Note 1	$–	$–	$–	$1,196
SBC Note 2	–	–	–	8,701
SBC Note 3	–	–	–	7,418
Intercompany Note 1	–	12,287	6,971	1,395
Intercompany Note 2	1,726	8,451	7,012	1,400
SBCF Notes	10,321	124	–	–
NFL Notes	6,994	66	–	–
SBAMH Notes	10,537	–	–	–
SBC Note 4	2,597	–	–	–
SDI Notes	197	–	–	–
MFMS Note	16	–	–	–
	$32,388	$20,928	$13,983	$20,110

During 2012, Gennessee entered into a commission payment facility agreement with GLAC whereby Gennessee has agreed to pay certain of GLAC’s payment obligations to its insurance producers in exchange for levelized fees. As of December 31, 2012, Gennessee recorded a receivable from GLAC of $7,380,000 under the commission payment facility agreement. During 2012, Gennessee entered into several short-term notes to provide financing for the commission payments. Notes totaling $8,000,000 as of December 31, 2012, are due to EquiTrust Life Insurance Company, an affiliate, payable in full at maturity with dates ranging from July 10, 2013 through December 19, 2013. Interest on the principal amount of the notes is due and payable at an annual rate of 8.0%. Accrued interest at December 31, 2012, was $160,000.

Officer mortgage loans in the accompanying consolidated balance sheets include amounts due from officers of $7,093,000 and $7,404,000 at December 31, 2012 and 2011, respectively (see Note 2). These loans are secured by first mortgage liens on residential real estate and bear interest at rates approximating 3.5%.

92

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

18. Related-Party Transactions (continued)

As of December 31, 2012 and 2011, the Company had investments managed by an affiliated company of $429,605,000 and $226,614,000, respectively. These investments are included in bonds available for sale on the consolidated balance sheets.

The Company paid $65,863,000 and $55,935,000 for the years ended December 31, 2012 and 2011, respectively, and $27,915,000 and $37,908,000 for the periods from July 31, 2010 through December 31, 2010 and January 1, 2010 through July 30, 2010, respectively, to affiliates for providing management and administrative services. These fees are included in commissions and other operating expenses on the consolidated statements of operations.

The Company received $13,605,000 and $15,213,000 for the years ended December 31, 2012 and 2011, respectively, and $6,483,000 and $10,013,000 for the periods from July 31, 2010 through December 31, 2010 and January 1, 2010 through July 30, 2010, respectively, from affiliates for service agreement fees. These revenues are included in asset-based fees in the consolidated statements of operations.

The Company received $4,475,000 and $5,085,000 for the years ended December 31, 2012 and 2011, respectively, and $2,035,000 and $2,939,000 for the periods from July 31, 2010 through December 31, 2010 and January 1, 2010 through July 30, 2010, respectively, from affiliates for rent of building space. This income is included in commissions and other operating expense in the consolidated statements of operations.

The Company received $11,708,000 and $13,337,000 for the years ended December 31, 2012 and 2011, respectively, and $5,782,000 and $7,748,000 for the periods from July 31, 2010 through December 31, 2010 and January 1, 2010 through July 30, 2010, respectively, from affiliates for support fees. This income is included in other revenues on the consolidated statements of operations.

The Company has a receivable from its affiliates of $18,194,000 as of December 31, 2012, and is included in accounts receivable in the consolidated balance sheets. There was no receivable balance at December 31, 2011.

The Company has a payable to its affiliates of $5,146,000 and $162,000 as of December 31, 2012 and 2011, respectively, and is included in accounts payable in the consolidated balance sheets.

93

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

18. Related-Party Transactions (continued)

The Company has contracted with Guggenheim Partners Investment Management, LLC, an affiliate, to perform investment advisory services. For the years ended December 31, 2012 and 2011, the Company paid fees of $12,711,000 and $7,448,000, respectively, and $2,827,000 for the period from July 31, 2010 to December 31, 2010 associated with the services performed. These fees are included in commissions and other operating expense on the consolidated statements of operations.

The Company entered into commission assignment agreements with South Blacktree Agency, LLC (SBT) and Saganaw Insurance Agency, LLC, affiliated companies, making payments of $12,351,000 and $410,000 for the years ended December 31, 2012 and 2011, respectively. These payments are included in costs that are capitalized as part of deferred policy acquisition costs.

On February 28, 2010 and July 30, 2010, the Company received $175 million and $165 million, respectively, in capital contributions from SBC.

The Company paid $45,606,000 and $25,000,000 in dividends to SBC in 2012 and 2011, respectively.

19. Statutory Financial Information and Regulatory Net Capital Requirements

The Company’s statutory-basis financial statements are prepared on the basis of accounting practices prescribed or permitted by the Kansas Insurance Department. Kansas has adopted the National Association of Insurance Commissioners’ statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. In addition, the Commissioner of the Kansas Insurance Department has the right to permit other specific practices that may deviate from prescribed practices. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

Effective September 30, 2011, with retrospective application to existing fixed index annuity contracts, the State of Kansas granted their approval of a permitted accounting practice that differs from NAIC SAP allowing the Company, to record the one-year call options used to hedge the one-year interest index crediting feature of the fixed index annuity products at amortized cost instead of fair value, to the extent the hedging program is and continues to be economically effective. In addition, for reserve calculation purposes, the account value is assumed to be incremented by the indexed interest credit on policy anniversary.

94

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

19. Statutory Financial Information and Regulatory Net Capital Requirements (continued)

This permitted practice was extended effective September 30, 2012, and will expire on September 30, 2013, unless extended by the Commissioner of Insurance. As a result of this permitted practice, the statutory surplus increased $1,313,000 and $5,836,000 at December 31, 2012 and 2011, respectively.

In addition, effective September 30, 2012, the State of Kansas granted their approval of a permitted accounting practice that differs from NAIC SAP allowing the Company to record the multi-year call options used to hedge the multi-year interest index crediting feature of the fixed index annuity products at amortized cost instead of fair value, to the extent the hedging program is and continues to be economically effective. In addition, for reserve calculation purposes, the account value is assumed to be incremented by the indexed interest credit on policy anniversary.

Any difference in statutory surplus resulting from this permitted practice shall be reported separately as special statutory surplus funds. This permitted practice will expire on September 30, 2013, unless extended by the Commissioner of Insurance. As a result of this permitted practice, the statutory surplus decreased $100,000 at December 31, 2012.

Statutory capital and surplus, including surplus notes (see Note 16) of the insurance operations, were $773,967,000 and $612,840,000 at December 31, 2012 and 2011, respectively. Statutory net income of the insurance operations was $156,867,000, $1,234,000, and $12,805,000 for the years ended December 31, 2012, 2011, and 2010 respectively.

Life insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC and state insurance regulators. The NAIC has a standard formula for calculating RBC based on the risk factors relating to an insurance company’s capital and surplus, including asset risk, credit risk, underwriting risk, and business risk. State laws specify regulatory actions if any insurance company’s adjusted capital falls below certain levels, including the company action-level RBC and the authorized control-level RBC.

At December 31, 2012, the Company’s statutory adjusted capital per the RBC calculation is $906,547,000 as compared to its company action level RBC of $223,057,000 and its authorized control level RBC of $111,529,000.

95

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

19. Statutory Financial Information and Regulatory Net Capital Requirements (continued)

The Company may not, without notice to the Commissioner and (A) the expiration of 30 days without disapproval by the Commissioner or (B) the Commissioner’s earlier approval, pay a dividend or distribution of cash or other property whose fair market value together with that of other dividends or distributions made within the preceding 12 months exceeds the greater of (1) 10% of its surplus as regards to policyholders as of the preceding December 31 or (2) the net gain from operations, not including realized capital gains, for the 12-month period ending on the preceding December 31. The maximum amount of dividends the Company may pay in 2013, without the disapproval or with the approval of the Commissioner, is $154,871,000.

SDI is subject to the SEC Uniform Net Capital Rule (Rule 15c3-1 under the Securities Exchange Act of 1934). SDI computes its net capital requirements under the basic method, which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1. Advances to affiliates, dividend payments, and other equity withdrawals are subject to certain notification and other provisions of the SEC Uniform Net Capital Rule or other regulatory bodies.

At December 31, 2012, SDI had net capital of $7,160,000, which was $6,319,000 in excess of its required net capital of $841,000. SDI claims exemption from Rule 15c3-3, which requires a reserve with respect to customer funds, pursuant to Paragraph (k)(2)(i) thereof. SDI’s ratio of aggregate indebtedness to net capital was 1.76 to 1 at December 31, 2012.

20. Subsequent Events

On February 27, 2013, the Company received a capital contribution of $60 million from its parent SBC. For statutory reporting purposes, the Company established a receivable for the capital contribution.

The segregated assets associated with the coinsurance agreement entered into on December 31, 2012 were subsequently transferred to the reinsurer in February 2013 in satisfaction of the funds withheld liability.

The Company has evaluated all material subsequent events or transactions that occurred after the consolidated balance sheet date through the date on which the consolidated financial statements were issued for potential recognition or disclosure. Except as described above, the Company has not identified any other subsequent events requiring recognition or disclosure.

96

Financial Statements

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity
Year Ended December 31, 2012
With Report of Independent Registered Public Accounting Firm

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Financial Statements

Year Ended December 31, 2012

Report of Independent Registered Public Accounting Firm

The Contract Owners
Variable Annuity Account XIV – AdvisorDesigns Variable Annuity
and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of each of the respective subaccounts of Variable Annuity Account XIV (the Account), a separate account of Security Benefit Life Insurance Company consisting of the Direxion Dynamic VP HY Bond, Dreyfus VIF International Value, Federated Fund for U.S. Government Securities II, Federated High Income Bond II, Fidelity VIP Contrafund, Fidelity VIP Growth Opportunities, Fidelity VIP Index 500, Fidelity VIP Investment Grade Bond, Franklin Small-Mid Cap Growth Securities, Guggenheim VT All Cap Value, Guggenheim VT All-Asset Aggressive Strategy, Guggenheim VT All-Asset Conservative Strategy, Guggenheim VT All-Asset Moderate Strategy, Guggenheim VT CLS AdvisorOne Amerigo, Guggenheim VT CLS AdvisorOne Clermont, Guggenheim VT CLS AdvisorOne Select Allocation, Guggenheim VT Large Cap Value, Guggenheim VT Mid Cap Growth, Guggenheim VT Mid Cap Value, Guggenheim VT MSCI EAFE Equal Weight, Guggenheim VT Multi-Hedge Strategies, Guggenheim VT Small Cap Value, Guggenheim VT U.S. Long Short Momentum, Invesco V.I. Government Securities, Invesco V.I. International Growth, Invesco V.I. Mid Cap Core Equity, Invesco Van Kampen V.I. American Franchise, Neuberger Berman AMT Guardian, Neuberger Berman AMT Large Cap Value, Oppenheimer Main Street Small- & Mid-Cap Fund/VA, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Total Return, Rydex VT Banking, Rydex VT Basic Materials, Rydex VT Biotechnology, Rydex VT Commodities Strategy, Rydex VT Consumer Products, Rydex VT Dow 2x Strategy, Rydex VT Electronics, Rydex VT Energy, Rydex VT Energy Services, Rydex VT Europe 1.25x Strategy, Rydex VT Financial Services, Rydex VT Government Long Bond 1.2x Strategy, Rydex VT Health Care, Rydex VT Internet, Rydex VT Inverse Dow 2x Strategy, Rydex VT Inverse Government Long Bond Strategy, Rydex VT Inverse Mid-Cap Strategy, Rydex VT Inverse S&P 500 Strategy, Rydex VT Japan 2x Strategy, Rydex VT Leisure, Rydex VT Mid-Cap 1.5x Strategy, Rydex VT NASDAQ-100, Rydex VT NASDAQ-100 2x Strategy, Rydex VT Nova, Rydex VT Precious Metals, Rydex VT Real Estate, Rydex VT Retailing, Rydex VT Russell 2000 1.5x Strategy, Rydex VT Russell 2000 2x Strategy, Rydex VT S&P 500 2x Strategy, Rydex VT S&P 500 Pure Growth, Rydex VT S&P 500 Pure Value, Rydex VT S&P MidCap 400 Pure Growth, Rydex VT S&P MidCap 400 Pure Value, Rydex VT S&P SmallCap 600 Pure Growth, Rydex VT S&P SmallCap 600 Pure Value, Rydex VT Strengthening Dollar 2x Strategy, Rydex VT Technology, Rydex VT Telecommunications, Rydex VT Transportation, Rydex VT U.S. Government Money Market, Rydex VT Utilities, Rydex VT Weakening Dollar 2x Strategy, Templeton Developing Markets Securities, Templeton Foreign Securities, and Wells Fargo Advantage Opportunity VT subaccounts, as of December 31, 2012, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2012, by correspondence with the fund companies and their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account XIV that are available for investment by contract owners of the AdvisorDesigns Variable Annuity at December 31, 2012, and the results of its operations and the changes in its net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP
April 30, 2013

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Net Assets

December 31, 2012

	Direxion Dynamic VP HY Bond	Dreyfus VIF International Value	Federated Fund for U.S. Government Securities II	Federated High Income Bond II	Fidelity VIP Contrafund
Assets:
Mutual funds, at market value	$24,609,398	$1,806,820	$5,975,127	$22,951,890	$18,537,860
Total assets	24,609,398	1,806,820	5,975,127	22,951,890	18,537,860
Net assets	$24,609,398	$1,806,820	$5,975,127	$22,951,890	$18,537,860

Net assets:
Accumulation assets	24,609,398	1,806,820	5,975,127	22,950,805	18,537,860
Annuity assets	-	-	-	1,085	-
Net assets	$24,609,398	$1,806,820	$5,975,127	$22,951,890	$18,537,860

Units outstanding	2,774,743	278,953	588,678	1,569,764	1,464,714

Unit value	$8.88	$6.48	$10.14	$14.62	$12.66

Mutual funds, at cost	$24,121,759	$1,797,408	$5,926,397	$21,318,576	$17,351,334
Mutual fund shares	1,547,255	183,994	517,327	3,219,059	712,995
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Fidelity VIP Growth Opportunities	Fidelity VIP Index 500	Fidelity VIP Investment Grade Bond	Franklin Small-Mid Cap Growth Securities	Guggenheim VT All Cap Value
Assets:
Mutual funds, at market value	$6,629,364	$13,638,407	$14,185,351	$3,138,158	$495,380
Total assets	6,629,364	13,638,407	14,185,351	3,138,158	495,380
Net assets	$6,629,364	$13,638,407	$14,185,351	$3,138,158	$495,380

Net assets:
Accumulation assets	6,629,364	13,638,407	14,184,647	3,138,158	495,380
Annuity assets	-	-	704	-	-
Net assets	$6,629,364	$13,638,407	$14,185,351	$3,138,158	$495,380

Units outstanding	732,297	1,529,632	1,247,168	315,036	32,429

Unit value	$9.04	$8.92	$11.37	$9.96	$15.28

Mutual funds, at cost	$5,906,285	$12,342,699	$14,056,892	$3,107,811	$448,391
Mutual fund shares	306,915	94,942	1,109,097	149,152	20,088
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Guggenheim VT All-Asset Aggressive Strategy	Guggenheim VT All-Asset Conservative Strategy	Guggenheim VT All-Asset Moderate Strategy	Guggenheim VT CLS AdvisorOne Amerigo	Guggenheim VT CLS AdvisorOne Clermont
Assets:
Mutual funds, at market value	$1,337,785	$2,467,297	$4,587,461	$60,314,469	$25,236,660
Total assets	1,337,785	2,467,297	4,587,461	60,314,469	25,236,660
Net assets	$1,337,785	$2,467,297	$4,587,461	$60,314,469	$25,236,660

Net assets:
Accumulation assets	1,337,785	2,467,297	4,587,461	60,306,317	25,233,312
Annuity assets	-	-	-	8,152	3,348
Net assets	$1,337,785	$2,467,297	$4,587,461	$60,314,469	$25,236,660

Units outstanding	147,121	279,990	515,727	5,272,109	2,651,534

Unit value	$9.08	$8.83	$8.90	$11.46	$9.52

Mutual funds, at cost	$1,263,744	$2,355,013	$4,264,305	$56,382,152	$24,101,510
Mutual fund shares	53,066	98,969	178,362	1,761,006	998,286
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Guggenheim VT CLS AdvisorOne Select Allocation	Guggenheim VT Large Cap Value	Guggenheim VT Mid Cap Growth	Guggenheim VT Mid Cap Value	Guggenheim VT MSCI EAFE Equal Weight
Assets:
Mutual funds, at market value	$22,352,671	$2,353,406	$883,842	$2,924,197	$5,695,666
Total assets	22,352,671	2,353,406	883,842	2,924,197	5,695,666
Net assets	$22,352,671	$2,353,406	$883,842	$2,924,197	$5,695,666

Net assets:
Accumulation assets	22,346,850	2,353,406	883,842	2,924,197	5,695,666
Annuity assets	5,821	-	-	-	-
Net assets	$22,352,671	$2,353,406	$883,842	$2,924,197	$5,695,666

Units outstanding	2,567,331	165,264	50,218	169,266	551,075

Unit value	$8.71	$14.23	$17.61	$17.27	$10.32

Mutual funds, at cost	$21,521,683	$2,221,614	$846,991	$2,738,123	$5,573,189
Mutual fund shares	891,610	82,115	26,550	46,712	566,170
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Guggenheim VT Multi-Hedge Strategies	Guggenheim VT Small Cap Value	Guggenheim VT U.S. Long Short Momentum	Invesco V.I. Government Securities	Invesco V.I. International Growth
Assets:
Mutual funds, at market value	$1,566,906	$6,857,044	$2,231,438	$1,544,566	$7,946,234
Total assets	1,566,906	6,857,044	2,231,438	1,544,566	7,946,234
Net assets	$1,566,906	$6,857,044	$2,231,438	$1,544,566	$7,946,234

Net assets:
Accumulation assets	1,562,224	6,857,044	2,222,410	1,544,566	7,946,234
Annuity assets	4,682	-	9,028	-	-
Net assets	$1,566,906	$6,857,044	$2,231,438	$1,544,566	$7,946,234

Units outstanding	219,680	296,113	249,836	159,022	877,947

Unit value	$7.13	$23.17	$8.94	$9.72	$9.06

Mutual funds, at cost	$1,540,265	$6,122,829	$2,312,921	$1,563,702	$7,513,231
Mutual fund shares	70,014	178,802	178,658	125,677	267,730
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Invesco V.I. Mid Cap Core Equity	Invesco Van Kampen V.I. American Franchise	Neuberger Berman AMT Guardian	Neuberger Berman AMT Large Cap Value	Oppenheimer Main Street Small- & Mid-Cap Fund/VA
Assets:
Mutual funds, at market value	$2,041,647	$1,138,961	$3,035,125	$3,988,184	$2,675,536
Total assets	2,041,647	1,138,961	3,035,125	3,988,184	2,675,536
Net assets	$2,041,647	$1,138,961	$3,035,125	$3,988,184	$2,675,536

Net assets:
Accumulation assets	2,041,647	1,138,961	3,035,125	3,988,184	2,675,536
Annuity assets	-	-	-	-	-
Net assets	$2,041,647	$1,138,961	$3,035,125	$3,988,184	$2,675,536

Units outstanding	218,756	173,705	316,178	411,521	286,395

Unit value	$9.34	$6.56	$9.61	$9.69	$9.34

Mutual funds, at cost	$1,959,952	$1,129,773	$2,850,701	$4,348,150	$2,320,601
Mutual fund shares	162,293	31,394	148,781	343,809	134,045
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	PIMCO VIT Low Duration	PIMCO VIT Real Return	PIMCO VIT Total Return	Rydex VT Banking	Rydex VT Basic Materials
Assets:
Mutual funds, at market value	$21,071,578	$20,726,826	$49,959,737	$3,680,660	$6,296,213
Total assets	21,071,578	20,726,826	49,959,737	3,680,660	6,296,213
Net assets	$21,071,578	$20,726,826	$49,959,737	$3,680,660	$6,296,213

Net assets:
Accumulation assets	21,071,578	20,699,495	49,959,082	3,660,089	6,295,783
Annuity assets	-	27,331	655	20,571	430
Net assets	$21,071,578	$20,726,826	$49,959,737	$3,680,660	$6,296,213

Units outstanding	2,015,075	1,664,757	4,194,006	821,452	457,011

Unit value	$10.45	$12.46	$11.91	$4.48	$13.77

Mutual funds, at cost	$20,508,813	$20,151,400	$48,334,266	$3,438,487	$7,027,778
Mutual fund shares	1,954,692	1,454,514	4,325,518	274,676	241,419
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Rydex VT Biotechnology	Rydex VT Commodities Strategy	Rydex VT Consumer Products	Rydex VT Dow 2x Strategy	Rydex VT Electronics
Assets:
Mutual funds, at market value	$7,334,012	$2,602,138	$4,805,693	$4,889,231	$980,748
Total assets	7,334,012	2,602,138	4,805,693	4,889,231	980,748
Net assets	$7,334,012	$2,602,138	$4,805,693	$4,889,231	$980,748

Net assets:
Accumulation assets	7,333,696	2,596,230	4,805,693	4,889,231	980,580
Annuity assets	316	5,908	-	-	168
Net assets	$7,334,012	$2,602,138	$4,805,693	$4,889,231	$980,748

Units outstanding	807,181	571,740	341,537	576,912	343,973

Unit value	$9.10	$4.55	$14.08	$8.48	$2.85

Mutual funds, at cost	$6,689,717	$2,861,779	$4,711,174	$4,844,877	$1,025,757
Mutual fund shares	195,626	232,126	106,769	46,800	340,538
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Rydex VT Energy	Rydex VT Energy Services	Rydex VT Europe 1.25x Strategy	Rydex VT Financial Services	Rydex VT Government Long Bond 1.2x Strategy
Assets:
Mutual funds, at market value	$6,070,900	$5,178,150	$4,137,419	$2,445,059	$3,946,027
Total assets	6,070,900	5,178,150	4,137,419	2,445,059	3,946,027
Net assets	$6,070,900	$5,178,150	$4,137,419	$2,445,059	$3,946,027

Net assets:
Accumulation assets	6,070,900	5,177,962	4,137,419	2,445,059	3,946,027
Annuity assets	-	188	-	-	-
Net assets	$6,070,900	$5,178,150	$4,137,419	$2,445,059	$3,946,027

Units outstanding	476,580	529,746	621,718	449,666	279,924

Unit value	$12.75	$9.76	$6.66	$5.44	$14.06

Mutual funds, at cost	$6,936,675	$6,396,522	$3,851,520	$2,333,077	$4,698,281
Mutual fund shares	237,888	279,900	273,458	154,653	259,607
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Rydex VT Health Care	Rydex VT Internet	Rydex VT Inverse Dow 2x Strategy	Rydex VT Inverse Government Long Bond Strategy	Rydex VT Inverse Mid-Cap Strategy
Assets:
Mutual funds, at market value	$7,389,591	$1,967,345	$924,358	$2,644,235	$1,750,487
Total assets	7,389,591	1,967,345	924,358	2,644,235	1,750,487
Net assets	$7,389,591	$1,967,345	$924,358	$2,644,235	$1,750,487

Net assets:
Accumulation assets	7,389,591	1,967,110	924,358	2,644,235	1,750,487
Annuity assets	-	235	-	-	-
Net assets	$7,389,591	$1,967,345	$924,358	$2,644,235	$1,750,487

Units outstanding	777,309	345,218	597,560	976,046	679,078

Unit value	$9.50	$5.71	$1.55	$2.71	$2.58

Mutual funds, at cost	$6,907,059	$2,158,346	$925,884	$2,631,707	$1,795,863
Mutual fund shares	213,943	135,773	118,965	286,173	102,248
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Rydex VT Inverse NASDAQ-100 Strategy	Rydex VT Inverse Russell 2000 Strategy	Rydex VT Inverse S&P 500 Strategy	Rydex VT Japan 2x Strategy	Rydex VT Leisure
Assets:
Mutual funds, at market value	$1,640,109	$2,453,444	$2,812,156	$897,415	$2,745,252
Total assets	1,640,109	2,453,444	2,812,156	897,415	2,745,252
Net assets	$1,640,109	$2,453,444	$2,812,156	$897,415	$2,745,252

Net assets:
Accumulation assets	1,640,109	2,453,444	2,812,156	897,415	2,745,252
Annuity assets	-	-	-	-	-
Net assets	$1,640,109	$2,453,444	$2,812,156	$897,415	$2,745,252

Units outstanding	686,227	1,011,389	956,566	142,989	341,371

Unit value	$2.39	$2.43	$2.95	$6.27	$8.05

Mutual funds, at cost	$1,644,631	$2,519,788	$2,890,312	$787,580	$2,616,897
Mutual fund shares	189,827	156,370	105,919	48,932	40,713
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Rydex VT Mid-Cap 1.5x Strategy	Rydex VT NASDAQ-100	Rydex VT NASDAQ-100 2x Strategy	Rydex VT Nova	Rydex VT Precious Metals
Assets:
Mutual funds, at market value	$4,616,571	$4,139,764	$15,946,423	$6,087,236	$14,429,141
Total assets	4,616,571	4,139,764	15,946,423	6,087,236	14,429,141
Net assets	$4,616,571	$4,139,764	$15,946,423	$6,087,236	$14,429,141

Net assets:
Accumulation assets	4,615,895	4,139,231	15,946,423	6,086,681	14,419,977
Annuity assets	676	533	-	555	9,164
Net assets	$4,616,571	$4,139,764	$15,946,423	$6,087,236	$14,429,141

Units outstanding	349,025	442,915	2,872,295	917,710	754,365

Unit value	$13.21	$9.37	$5.56	$6.63	$19.13

Mutual funds, at cost	$4,369,111	$4,157,211	$15,716,555	$5,852,946	$16,905,087
Mutual fund shares	195,535	183,500	574,646	68,845	1,147,903
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Rydex VT Real Estate	Rydex VT Retailing	Rydex VT Russell 2000 1.5x Strategy	Rydex VT Russell 2000 2x Strategy	Rydex VT S&P 500 2x Strategy
Assets:
Mutual funds, at market value	$5,117,190	$2,005,382	$2,555,151	$2,340,868	$5,105,940
Total assets	5,117,190	2,005,382	2,555,151	2,340,868	5,105,940
Net assets	$5,117,190	$2,005,382	$2,555,151	$2,340,868	$5,105,940

Net assets:
Accumulation assets	5,082,206	2,005,382	2,555,151	2,340,868	5,105,940
Annuity assets	34,984	-	-	-	-
Net assets	$5,117,190	$2,005,382	$2,555,151	$2,340,868	$5,105,940

Units outstanding	386,215	182,350	257,965	475,463	881,491

Unit value	$13.25	$10.98	$9.87	$4.93	$5.78

Mutual funds, at cost	$4,938,508	$1,980,676	$2,415,897	$2,152,230	$4,920,132
Mutual fund shares	169,724	120,011	78,259	16,544	36,526
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Rydex VT S&P 500 Pure Growth	Rydex VT S&P 500 Pure Value	Rydex VT S&P MidCap 400 Pure Growth	Rydex VT S&P MidCap 400 Pure Value	Rydex VT S&P SmallCap 600 Pure Growth
Assets:
Mutual funds, at market value	$6,933,468	$11,268,202	$11,054,252	$5,309,205	$3,460,184
Total assets	6,933,468	11,268,202	11,054,252	5,309,205	3,460,184
Net assets	$6,933,468	$11,268,202	$11,054,252	$5,309,205	$3,460,184

Net assets:
Accumulation assets	6,928,116	11,260,839	11,054,252	5,309,205	3,460,184
Annuity assets	5,352	7,363	-	-	-
Net assets	$6,933,468	$11,268,202	$11,054,252	$5,309,205	$3,460,184

Units outstanding	690,080	1,133,496	775,572	485,421	299,925

Unit value	$10.03	$9.94	$14.26	$10.93	$11.52

Mutual funds, at cost	$6,739,268	$10,865,495	$11,514,428	$5,143,183	$3,304,994
Mutual fund shares	205,802	117,598	318,934	61,527	101,175
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Rydex VT S&P SmallCap 600 Pure Value	Rydex VT Strengthening Dollar 2x Strategy	Rydex VT Technology	Rydex VT Telecommunications	Rydex VT Transportation
Assets:
Mutual funds, at market value	$6,715,963	$347,026	$2,114,806	$1,012,791	$541,425
Total assets	6,715,963	347,026	2,114,806	1,012,791	541,425
Net assets	$6,715,963	$347,026	$2,114,806	$1,012,791	$541,425

Net assets:
Accumulation assets	6,715,963	347,026	2,114,806	1,012,791	541,425
Annuity assets	-	-	-	-	-
Net assets	$6,715,963	$347,026	$2,114,806	$1,012,791	$541,425

Units outstanding	672,450	78,609	405,393	211,000	57,815

Unit value	$10.00	$4.41	$5.22	$4.79	$9.39

Mutual funds, at cost	$6,499,484	$364,104	$2,499,561	$1,021,099	$495,710
Mutual fund shares	60,412	29,434	221,446	110,086	32,913
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Rydex VT U.S. Government Money Market	Rydex VT Utilities	Rydex VT Weakening Dollar 2x Strategy	Templeton Developing Markets Securities	Templeton Foreign Securities
Assets:
Mutual funds, at market value	$84,010,787	$5,133,481	$929,202	$7,402,390	$2,964,268
Total assets	84,010,787	5,133,481	929,202	7,402,390	2,964,268
Net assets	$84,010,787	$5,133,481	$929,202	$7,402,390	$2,964,268

Net assets:
Accumulation assets	83,784,064	5,079,959	929,202	7,402,390	2,964,268
Annuity assets	226,723	53,522	-	-	-
Net assets	$84,010,787	$5,133,481	$929,202	$7,402,390	$2,964,268

Units outstanding	12,247,725	775,678	105,528	333,884	290,092

Unit value	$6.87	$6.63	$8.80	$22.16	$10.22

Mutual funds, at cost	$84,010,787	$5,249,238	$973,972	$7,050,714	$2,828,428
Mutual fund shares	84,010,787	268,347	37,911	704,990	206,282
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

Wells Fargo Advantage Opportunity VT
Assets:
Mutual funds, at market value	$3,109,219
Total assets	3,109,219
Net assets	$3,109,219

Net assets:
Accumulation assets	3,109,219
Annuity assets	-
Net assets	$3,109,219

Units outstanding	278,407

Unit value	$11.16

Mutual funds, at cost	$2,766,216
Mutual fund shares	155,073
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations

Year Ended December 31, 2012

	Direxion Dynamic VP HY Bond	Dreyfus VIF International Value	Federated Fund for U.S. Government Securities II	Federated High Income Bond II	Fidelity VIP Contrafund
Investment income (loss):
Dividend distributions	$1,053,226	$36,706	$220,409	$1,836,621	$206,982
Expenses:
Mortality and expense risk charge	(232,391)	(13,146)	(52,925)	(206,253)	(166,917)
Other expense charge	(109,360)	(6,187)	(37,359)	(121,325)	(98,187)
Net investment income (loss)	711,475	17,373	130,125	1,509,043	(58,122)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	509,690	(88,673)	37,998	426,342	299,804
Change in unrealized appreciation/ depreciation on investments during the year	(147,097)	278,222	(68,472)	801,094	2,317,221
Net realized and unrealized capital gain (loss) on investments	362,593	189,549	(30,474)	1,227,436	2,617,025
Net increase (decrease) in net assets from operations	$1,074,068	$206,922	$99,651	$2,736,479	$2,558,903
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Fidelity VIP Growth Opportunities	Fidelity VIP Index 500	Fidelity VIP Investment Grade Bond	Franklin Small-Mid Cap Growth Securities	Guggenheim VT All Cap Value
Investment income (loss):
Dividend distributions	$10,946	$266,588	$304,515	$-	$-
Expenses:
Mortality and expense risk charge	(69,607)	(120,628)	(128,356)	(29,284)	(5,690)
Other expense charge	(40,945)	(78,054)	(75,504)	(20,670)	(1,673)
Net investment income (loss)	(99,606)	67,906	100,655	(49,954)	(7,363)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	175,111	398,857	244,708	-
Realized capital gain (loss) on sales of fund shares	722,042	643,079	181,903	31,020	36,185
Change in unrealized appreciation/ depreciation on investments during the year	462,289	917,236	(63,025)	39,450	35,028
Net realized and unrealized capital gain (loss) on investments	1,184,331	1,735,426	517,735	315,178	71,213
Net increase (decrease) in net assets from operations	$1,084,725	$1,803,332	$618,390	$265,224	$63,850
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Guggenheim VT All-Asset Aggressive Strategy	Guggenheim VT All-Asset Conservative Strategy	Guggenheim VT All-Asset Moderate Strategy	Guggenheim VT CLS AdvisorOne Amerigo	Guggenheim VT CLS AdvisorOne Clermont
Investment income (loss):
Dividend distributions	$14,999	$37,632	$75,693	$-	$420,662
Expenses:
Mortality and expense risk charge	(9,481)	(23,049)	(40,215)	(539,632)	(230,811)
Other expense charge	(5,020)	(12,203)	(21,291)	(317,431)	(135,771)
Net investment income (loss)	498	2,380	14,187	(857,063)	54,080

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	3,512,507	-
Realized capital gain (loss) on sales of fund shares	18,800	36,791	86,772	1,653,436	351,271
Change in unrealized appreciation/ depreciation on investments during the year	90,671	127,186	278,097	2,976,680	2,014,419
Net realized and unrealized capital gain (loss) on investments	109,471	163,977	364,869	8,142,623	2,365,690
Net increase (decrease) in net assets from operations	$109,969	$166,357	$379,056	$7,285,560	$2,419,770
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Guggenheim VT CLS AdvisorOne Select Allocation	Guggenheim VT Large Cap Value	Guggenheim VT Mid Cap Growth	Guggenheim VT Mid Cap Value	Guggenheim VT MSCI EAFE Equal Weight
Investment income (loss):
Dividend distributions	$259,347	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(203,846)	(18,834)	(12,147)	(21,923)	(45,956)
Other expense charge	(119,909)	(5,539)	(3,573)	(6,448)	(13,516)
Net investment income (loss)	(64,408)	(24,373)	(15,720)	(28,371)	(59,472)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(24,394)	126,045	13,309	119,121	(174,346)
Change in unrealized appreciation/ depreciation on investments during the year	2,560,951	85,469	64,566	251,480	999,591
Net realized and unrealized capital gain (loss) on investments	2,536,557	211,514	77,875	370,601	825,245
Net increase (decrease) in net assets from operations	$2,472,149	$187,141	$62,155	$342,230	$765,773
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Guggenheim VT Multi-Hedge Strategies	Guggenheim VT Small Cap Value	Guggenheim VT U.S. Long Short Momentum	Invesco V.I. Government Securities	Invesco V.I. International Growth
Investment income (loss):
Dividend distributions	$9,568	$-	$-	$63,850	$79,480
Expenses:
Mortality and expense risk charge	(16,280)	(61,367)	(20,972)	(24,325)	(68,121)
Other expense charge	(8,619)	(18,049)	(11,102)	(12,878)	(28,050)
Net investment income (loss)	(15,331)	(79,416)	(32,074)	26,647	(16,691)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	31,219	385,616	(43,062)	30,340	30,995
Change in unrealized appreciation/depreciation on investments during the year	2,624	616,913	146,660	(85,016)	899,775
Net realized and unrealized capital gain (loss) on investments	33,843	1,002,529	103,598	(54,676)	930,770
Net increase (decrease) in net assets from operations	$18,512	$923,113	$71,524	$(28,029)	$914,079
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Invesco V.I. Mid Cap Core Equity	Invesco Van Kampen V.I. American Franchise	Neuberger Berman AMT Guardian	Neuberger Berman AMT Large Cap Value	Oppenheimer Main Street Small- & Mid- Cap Fund/VA
Investment income (loss):
Dividend distributions	$-	$-	$8,929	$16,699	$7,778
Expenses:
Mortality and expense risk charge	(19,887)	(12,120)	(29,737)	(37,484)	(23,305)
Other expense charge	(8,189)	(8,555)	(20,990)	(26,460)	(10,967)
Net investment income (loss)	(28,076)	(20,675)	(41,798)	(47,245)	(26,494)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	18,363	-	25,565	-	-
Realized capital gain (loss) on sales of fund shares	30,002	157,119	38,469	(331,573)	159,915
Change in unrealized appreciation/ depreciation on investments during the year	129,637	32,685	349,766	976,860	244,165
Net realized and unrealized capital gain (loss) on investments	178,002	189,804	413,800	645,287	404,080
Net increase (decrease) in net assets from operations	$149,926	$169,129	$372,002	$598,042	$377,586
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	PIMCO VIT Low Duration	PIMCO VIT Real Return	PIMCO VIT Total Return	Rydex VT Banking	Rydex VT Basic Materials
Investment income (loss):
Dividend distributions	$354,723	$232,754	$1,210,434	$7,988	$-
Expenses:
Mortality and expense risk charge	(160,671)	(188,337)	(403,490)	(23,542)	(54,236)
Other expense charge	(103,963)	(121,865)	(261,081)	(12,464)	(28,713)
Net investment income (loss)	90,089	(77,448)	545,863	(28,018)	(82,949)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	1,056,011	938,746	4,821	542,745
Realized capital gain (loss) on sales of fund shares	189,818	838,928	842,314	114,922	(791,749)
Change in unrealized appreciation/ depreciation on investments during the year	518,646	(251,051)	1,314,400	245,179	829,743
Net realized and unrealized capital gain (loss) on investments	708,464	1,643,888	3,095,460	364,922	580,739
Net increase (decrease) in net assets from operations	$798,553	$1,566,440	$3,641,323	$336,904	$497,790
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Rydex VT Biotechnology	Rydex VT Commodities Strategy	Rydex VT Consumer Products	Rydex VT Dow 2x Strategy	Rydex VT Electronics
Investment income (loss):
Dividend distributions	$-	$-	$49,928	$-	$-
Expenses:
Mortality and expense risk charge	(76,995)	(25,051)	(48,327)	(35,837)	(8,778)
Other expense charge	(40,762)	(13,263)	(25,585)	(18,973)	(4,647)
Net investment income (loss)	(117,757)	(38,314)	(23,984)	(54,810)	(13,425)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	1,459,105	(385,442)	538,514	1,127,380	(310,302)
Change in unrealized appreciation/ depreciation on investments during the year	541,564	273,618	(135,946)	(232,130)	335,661
Net realized and unrealized capital gain (loss) on investments	2,000,669	(111,824)	402,568	895,250	25,359
Net increase (decrease) in net assets from operations	$1,882,912	$(150,138)	$378,584	$840,440	$11,934
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Rydex VT Energy	Rydex VT Energy Services	Rydex VT Europe 1.25x Strategy	Rydex VT Financial Services	Rydex VT Government Long Bond 1.2x Strategy
Investment income (loss):
Dividend distributions	$-	$-	$23,852	$6,023	$54,662
Expenses:
Mortality and expense risk charge	(72,244)	(56,848)	(23,834)	(17,446)	(64,522)
Other expense charge	(38,246)	(30,096)	(12,618)	(9,236)	(34,160)
Net investment income (loss)	(110,490)	(86,944)	(12,600)	(20,659)	(44,020)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	948,132	930,330	-	-	2,145,579
Realized capital gain (loss) on sales of fund shares	(364,193)	(1,111,506)	248,654	136,857	(1,042,678)
Change in unrealized appreciation/depreciation on investments during the year	(365,645)	233,802	405,874	250,194	(935,690)
Net realized and unrealized capital gain (loss) on investments	218,294	52,626	654,528	387,051	167,211
Net increase (decrease) in net assets from operations	$107,804	$(34,318)	$641,928	$366,392	$123,191
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Rydex VT Health Care	Rydex VT Internet	Rydex VT Inverse Dow 2x Strategy	Rydex VT Inverse Government Long Bond Strategy	Rydex VT Inverse Mid-Cap Strategy
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(61,085)	(10,867)	(20,329)	(32,333)	(2,918)
Other expense charge	(32,340)	(5,753)	(10,762)	(17,118)	(1,545)
Net investment income (loss)	(93,425)	(16,620)	(31,091)	(49,451)	(4,463)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	241,162	-	-	-
Realized capital gain (loss) on sales of fund shares	585,113	(22,427)	(860,870)	(258,098)	(32,461)
Change in unrealized appreciation/depreciation on investments during the year	520,697	(107,533)	341,804	86,028	(34,646)
Net realized and unrealized capital gain (loss) on investments	1,105,810	111,202	(519,066)	(172,070)	(67,107)
Net increase (decrease) in net assets from operations	$1,012,385	$94,582	$(550,157)	$(221,521)	$(71,570)
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Rydex VT Inverse NASDAQ-100 Strategy	Rydex VT Inverse Russell 2000 Strategy	Rydex VT Inverse S&P 500 Strategy	Rydex VT Japan 2x Strategy	Rydex VT Leisure
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(14,579)	(10,004)	(29,038)	(8,224)	(18,166)
Other expense charge	(7,718)	(5,296)	(15,373)	(4,354)	(9,618)
Net investment income (loss)	(22,297)	(15,300)	(44,411)	(12,578)	(27,784)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(318,533)	(293,096)	(610,216)	(78,820)	174,414
Change in unrealized appreciation/ depreciation on investments during the year	18,255	(40,551)	80,723	218,209	120,149
Net realized and unrealized capital gain (loss) on investments	(300,278)	(333,647)	(529,493)	139,389	294,563
Net increase (decrease) in net assets from operations	$(322,575)	$(348,947)	$(573,904)	$126,811	$266,779
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Rydex VT Mid-Cap 1.5x Strategy	Rydex VT NASDAQ-100	Rydex VT NASDAQ-100 2x Strategy	Rydex VT Nova	Rydex VT Precious Metals
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(45,944)	(78,323)	(153,681)	(52,351)	(136,706)
Other expense charge	(24,324)	(41,465)	(81,361)	(27,716)	(72,374)
Net investment income (loss)	(70,268)	(119,788)	(235,042)	(80,067)	(209,080)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	1,465,288
Realized capital gain (loss) on sales of fund shares	830,534	1,493,486	3,054,965	961,036	(2,418,693)
Change in unrealized appreciation/ depreciation on investments during the year	322,895	55,642	2,090,472	82,569	(47,058)
Net realized and unrealized capital gain (loss) on investments	1,153,429	1,549,128	5,145,437	1,043,605	(1,000,463)
Net increase (decrease) in net assets from operations	$1,083,161	$1,429,340	$4,910,395	$963,538	$(1,209,543)
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Rydex VT Real Estate	Rydex VT Retailing	Rydex VT Russell 2000 1.5x Strategy	Rydex VT Russell 2000 2x Strategy	Rydex VT S&P 500 2x Strategy
Investment income (loss):
Dividend distributions	$90,176	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(55,548)	(22,040)	(28,164)	(34,438)	(64,013)
Other expense charge	(29,408)	(11,669)	(14,911)	(18,233)	(33,889)
Net investment income (loss)	5,220	(33,709)	(43,075)	(52,671)	(97,902)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	447,151	447,212	434,499	850,161	1,835,725
Change in unrealized appreciation/ depreciation on investments during the year	264,923	(59,706)	82,925	247,914	98,105
Net realized and unrealized capital gain (loss) on investments	712,074	387,506	517,424	1,098,075	1,933,830
Net increase (decrease) in net assets from operations	$717,294	$353,797	$474,349	$1,045,404	$1,835,928
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Rydex VT S&P 500 Pure Growth	Rydex VT S&P 500 Pure Value	Rydex VT S&P MidCap 400 Pure Growth	Rydex VT S&P MidCap 400 Pure Value	Rydex VT S&P SmallCap 600 Pure Growth
Investment income (loss):
Dividend distributions	$-	$33,681	$-	$-	$-
Expenses:
Mortality and expense risk charge	(61,983)	(64,660)	(78,190)	(36,913)	(45,279)
Other expense charge	(32,815)	(34,232)	(41,394)	(19,542)	(23,972)
Net investment income (loss)	(94,798)	(65,211)	(119,584)	(56,455)	(69,251)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	48,362	-	940,958	-	-
Realized capital gain (loss) on sales of fund shares	629,893	468,038	222,638	424,995	454,670
Change in unrealized appreciation/ depreciation on investments during the year	246,951	828,720	158,953	190,208	(7,154)
Net realized and unrealized capital gain (loss) on investments	925,206	1,296,758	1,322,549	615,203	447,516
Net increase (decrease) in net assets from operations	$830,408	$1,231,547	$1,202,965	$558,748	$378,265
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Rydex VT S&P SmallCap 600 Pure Value	Rydex VT Strengthening Dollar 2x Strategy	Rydex VT Technology	Rydex VT Telecommunications	Rydex VT Transportation
Investment income (loss):
Dividend distributions	$-	$-	$-	$24,377	$-
Expenses:
Mortality and expense risk charge	(34,349)	(5,794)	(31,174)	(12,872)	(5,428)
Other expense charge	(18,185)	(3,067)	(16,504)	(6,814)	(2,874)
Net investment income (loss)	(52,534)	(8,861)	(47,678)	4,691	(8,302)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	410,437	-	-
Realized capital gain (loss) on sales of fund shares	304,770	(26,966)	(203,276)	(162,158)	21,147
Change in unrealized appreciation/ depreciation on investments during the year	225,634	(68,649)	16,654	127,358	46,108
Net realized and unrealized capital gain (loss) on investments	530,404	(95,615)	223,815	(34,800)	67,255
Net increase (decrease) in net assets from operations	$477,870	$(104,476)	$176,137	$(30,109)	$58,953
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Rydex VT U.S. Government Money Market	Rydex VT Utilities	Rydex VT Weakening Dollar 2x Strategy	Templeton Developing Markets Securities	Templeton Foreign Securities
Investment income (loss):
Dividend distributions	$2,464	$162,625	$-	$74,251	$57,415
Expenses:
Mortality and expense risk charge	(880,903)	(63,992)	(8,221)	(54,708)	(18,057)
Other expense charge	(466,361)	(33,879)	(4,353)	(38,617)	(12,747)
Net investment income (loss)	(1,344,800)	64,754	(12,574)	(19,074)	26,611

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	441	-	-	-	-
Realized capital gain (loss) on sales of fund shares	-	508,513	(69,624)	(133,234)	(42,480)
Change in unrealized appreciation/depreciation on investments during the year	-	(744,330)	71,064	788,878	280,445
Net realized and unrealized capital gain (loss) on investments	441	(235,817)	1,440	655,644	237,965
Net increase (decrease) in net assets from operations	$(1,344,359)	$(171,063)	$(11,134)	$636,570	$264,576
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

Wells Fargo Advantage Opportunity VT
Investment income (loss):
Dividend distributions	$3,318
Expenses:
Mortality and expense risk charge	(30,162)
Other expense charge	(19,517)
Net investment income (loss)	(46,361)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	1,217
Realized capital gain (loss) on sales of fund shares	104,245
Change in unrealized appreciation/ depreciation on investments during the year	370,152
Net realized and unrealized capital gain (loss) on investments	475,614
Net increase (decrease) in net assets from operations	$429,253
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2012 and 2011

	Direxion Dynamic VP HY Bond		Dreyfus VIF International Value		Federated Fund for U.S. Government Securities II		Federated High Income Bond II
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$711,475	$742,938	$17,373	$11,664	$130,125	$159,129	$1,509,043	$1,988,361
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	509,690	(1,902,975)	(88,673)	(71,131)	37,998	66,448	426,342	638,184
Change in unrealized appreciation/ depreciation on investments during the year	(147,097)	1,067,732	278,222	(415,831)	(68,472)	(2,910)	801,094	(1,882,978)
Net increase (decrease) in net assets from operations	1,074,068	(92,305)	206,922	(475,298)	99,651	222,667	2,736,479	743,567
From contract owner transactions:
Variable annuity deposits	193,312	151,351	989	4,898	40,056	106,569	254,769	223,498
Contract owner maintenance charges	(223,535)	(167,178)	(12,845)	(17,498)	(51,044)	(64,266)	(224,891)	(278,681)
Terminations and withdrawals	(3,964,083)	(3,287,336)	(145,866)	(354,207)	(953,823)	(1,157,725)	(4,580,535)	(4,075,166)
Annuity payments	-	-	-	-	-	-	(175)	(1,612)
Transfers between subaccounts, net	(6,007,060)	21,108,309	201,440	(311,892)	620,756	(87,934)	1,876,161	(1,946,049)
Mortality adjustments	-	-	-	-	-	-	106	(150)
Net increase (decrease) in net assets from contract owner transactions	(10,001,366)	17,805,146	43,718	(678,699)	(344,055)	(1,203,356)	(2,674,565)	(6,078,160)
Net increase (decrease) in net assets	(8,927,298)	17,712,841	250,640	(1,153,997)	(244,404)	(980,689)	61,914	(5,334,593)
Net assets at beginning of year	33,536,696	15,823,855	1,556,180	2,710,177	6,219,531	7,200,220	22,889,976	28,224,569
Net assets at end of year	$24,609,398	$33,536,696	$1,806,820	$1,556,180	$5,975,127	$6,219,531	$22,951,890	$22,889,976
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Fidelity VIP Contrafund		Fidelity VIP Growth Opportunities		Fidelity VIP Index 500		Fidelity VIP Investment Grade Bond
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(58,122)	$(144,609)	$(99,606)	$(115,746)	$67,906	$80,844	$100,655	$234,895
Capital gains distributions	-	-	-	-	175,111	231,342	398,857	562,127
Realized capital gain (loss) on sales of fund shares	299,804	(390,194)	722,042	401,236	643,079	107,810	181,903	509,569
Change in unrealized appreciation/ depreciation on investments during the year	2,317,221	(203,357)	462,289	(579,171)	917,236	(351,325)	(63,025)	(254,975)
Net increase (decrease) in net assets from operations	2,558,903	(738,160)	1,084,725	(293,681)	1,803,332	68,671	618,390	1,051,616
From contract owner transactions:
Variable annuity deposits	56,286	320,851	74,039	50,888	80,501	22,835	110,621	146,076
Contract owner maintenance charges	(168,237)	(180,780)	(79,752)	(85,862)	(125,095)	(96,763)	(128,062)	(199,415)
Terminations and withdrawals	(2,713,859)	(3,627,578)	(1,240,104)	(984,871)	(2,788,269)	(1,818,775)	(2,762,383)	(3,204,170)
Annuity payments	-	-	-	(5,314)	-	-	(117)	(1,062)
Transfers between subaccounts, net	737,453	(1,813,430)	(660,137)	3,506,355	1,700,236	5,692,232	(28,882)	(5,866,935)
Mortality adjustments	-	-	-	-	-	-	71	(110)
Net increase (decrease) in net assets from contract owner transactions	(2,088,357)	(5,300,937)	(1,905,954)	2,481,196	(1,132,627)	3,799,529	(2,808,752)	(9,125,616)
Net increase (decrease) in net assets	470,546	(6,039,097)	(821,229)	2,187,515	670,705	3,868,200	(2,190,362)	(8,074,000)
Net assets at beginning of year	18,067,314	24,106,411	7,450,593	5,263,078	12,967,702	9,099,502	16,375,713	24,449,713
Net assets at end of year	$18,537,860	$18,067,314	$6,629,364	$7,450,593	$13,638,407	$12,967,702	$14,185,351	$16,375,713
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Franklin Small-Mid Cap Growth Securities		Guggenheim VT All Cap Value		Guggenheim VT All-Asset Aggressive Strategy		Guggenheim VT All-Asset Conservative Strategy
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(49,954)	$(83,065)	$(7,363)	$(6,327)	$498	$(6,801)	$2,380	$(25,269)
Capital gains distributions	244,708	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	31,020	138,397	36,185	12,662	18,800	179,315	36,791	25,400
Change in unrealized appreciation/ depreciation on investments during the year	39,450	(736,882)	35,028	(42,308)	90,671	(201,914)	127,186	(105,425)
Net increase (decrease) in net assets from operations	265,224	(681,550)	63,850	(35,973)	109,969	(29,400)	166,357	(105,294)
From contract owner transactions:
Variable annuity deposits	29,902	125,948	2,913	1,203	-	2,565	7,959	4,240
Contract owner maintenance charges	(41,135)	(61,272)	(5,826)	(5,350)	(8,628)	(23,568)	(25,279)	(33,700)
Terminations and withdrawals	(860,395)	(884,844)	(76,515)	(37,175)	(183,832)	(400,742)	(292,925)	(669,446)
Annuity payments	-	-	-	-	-	-	-	-
Transfers between subaccounts, net	334,810	306,574	(341,731)	518,041	484,815	(751,707)	(131,761)	679,102
Mortality adjustments	-	-	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(536,818)	(513,594)	(421,159)	476,719	292,355	(1,173,452)	(442,006)	(19,804)
Net increase (decrease) in net assets	(271,594)	(1,195,144)	(357,309)	440,746	402,324	(1,202,852)	(275,649)	(125,098)
Net assets at beginning of year	3,409,752	4,604,896	852,689	411,943	935,461	2,138,313	2,742,946	2,868,044
Net assets at end of year	$3,138,158	$3,409,752	$495,380	$852,689	$1,337,785	$935,461	$2,467,297	$2,742,946
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Guggenheim VT All-Asset Moderate Strategy		Guggenheim VT CLS AdvisorOne Amerigo		Guggenheim VT CLS AdvisorOne Clermont		Guggenheim VT CLS AdvisorOne Select Allocation
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$14,187	$(43,804)	$(857,063)	$(1,025,801)	$54,080	$117,029	$(64,408)	$4,669
Capital gains distributions	-	-	3,512,507	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	86,772	121,718	1,653,436	2,035,845	351,271	(191,098)	(24,394)	(157,171)
Change in unrealized appreciation/ depreciation on investments during the year	278,097	(280,831)	2,976,680	(6,792,203)	2,014,419	(436,657)	2,560,951	(1,263,133)
Net increase (decrease) in net assets from operations	379,056	(202,917)	7,285,560	(5,782,159)	2,419,770	(510,726)	2,472,149	(1,415,635)
From contract owner transactions:
Variable annuity deposits	38,599	4,936	329,107	489,425	377,108	200,657	153,464	201,735
Contract owner maintenance charges	(44,208)	(48,813)	(559,414)	(716,625)	(207,790)	(218,479)	(214,068)	(267,285)
Terminations and withdrawals	(560,092)	(599,230)	(13,435,532)	(15,115,339)	(6,184,756)	(5,503,235)	(5,009,837)	(5,104,170)
Annuity payments	-	-	(2,851)	(15,692)	(3,033)	(8,858)	(950)	(9,321)
Transfers between subaccounts, net	352,890	(121,176)	2,006,046	(4,175,740)	865,072	4,752,648	316,252	(164,760)
Mortality adjustments	-	-	841	(1,138)	334	(477)	585	(819)
Net increase (decrease) in net assets from contract owner transactions	(212,811)	(764,283)	(11,661,803)	(19,535,109)	(5,153,065)	(777,744)	(4,754,554)	(5,344,620)
Net increase (decrease) in net assets	166,245	(967,200)	(4,376,243)	(25,317,268)	(2,733,295)	(1,288,470)	(2,282,405)	(6,760,255)
Net assets at beginning of year	4,421,216	5,388,416	64,690,712	90,007,980	27,969,955	29,258,425	24,635,076	31,395,331
Net assets at end of year	$4,587,461	$4,421,216	$60,314,469	$64,690,712	$25,236,660	$27,969,955	$22,352,671	$24,635,076
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Guggenheim VT Large Cap Value		Guggenheim VT Mid Cap Growth		Guggenheim VT Mid Cap Value		Guggenheim VT MSCI EAFE Equal Weight
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(24,373)	$(38,237)	$(15,720)	$(14,836)	$(28,371)	$(36,287)	$(59,472)	$(111,358)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	126,045	575,639	13,309	114,705	119,121	(23,753)	(174,346)	(77,119)
Change in unrealized appreciation/ depreciation on investments during the year	85,469	(243,070)	64,566	(192,851)	251,480	(338,126)	999,591	(1,246,145)
Net increase (decrease) in net assets from operations	187,141	294,332	62,155	(92,982)	342,230	(398,166)	765,773	(1,434,622)
From contract owner transactions:
Variable annuity deposits	25,553	24,622	24,183	18,275	135,439	131,247	10,774	189,647
Contract owner maintenance charges	(18,741)	(31,721)	(12,283)	(12,137)	(27,081)	(30,769)	(38,265)	(88,850)
Terminations and withdrawals	(230,686)	(587,446)	(199,029)	(209,731)	(378,816)	(459,154)	(544,303)	(1,402,674)
Annuity payments	-	-	-	-	-	-	-	-
Transfers between subaccounts, net	305,339	(3,508,971)	199,493	(1,680,655)	15,244	1,196,623	163,069	(5,323,819)
Mortality adjustments	-	-	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	81,465	(4,103,516)	12,364	(1,884,248)	(255,214)	837,947	(408,725)	(6,625,696)
Net increase (decrease) in net assets	268,606	(3,809,184)	74,519	(1,977,230)	87,016	439,781	357,048	(8,060,318)
Net assets at beginning of year	2,084,800	5,893,984	809,323	2,786,553	2,837,181	2,397,400	5,338,618	13,398,936
Net assets at end of year	$2,353,406	$2,084,800	$883,842	$809,323	$2,924,197	$2,837,181	$5,695,666	$5,338,618
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Guggenheim VT Multi-Hedge Strategies		Guggenheim VT Small Cap Value		Guggenheim VT U.S. Long Short Momentum		Invesco V.I. Government Securities
	2012	2011	2012	2011	2012	2011	2012	*2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(15,331)	$(21,052)	$(79,416)	$(91,585)	$(32,074)	$(41,118)	$26,647	$(18,091)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	31,219	67,519	385,616	843,856	(43,062)	(13,988)	30,340	36,180
Change in unrealized appreciation/ depreciation on investments during the year	2,624	(36,772)	616,913	(1,414,872)	146,660	(155,705)	(85,016)	65,880
Net increase (decrease) in net assets from operations	18,512	9,695	923,113	(662,601)	71,524	(210,811)	(28,029)	83,969
From contract owner transactions:
Variable annuity deposits	76,405	13,090	58,132	183,604	69,346	32,896	52,915	1,174
Contract owner maintenance charges	(19,201)	(13,732)	(61,015)	(74,172)	(23,249)	(29,275)	(22,401)	(12,259)
Terminations and withdrawals	(348,880)	(257,766)	(858,459)	(1,346,113)	(360,797)	(574,776)	(609,190)	(201,609)
Annuity payments	(521)	-	-	-	(1,008)	-	-	-
Transfers between subaccounts, net	(41,411)	(43,411)	106,855	(1,016,261)	(55,915)	(764,862)	(1,315,302)	3,595,298
Mortality adjustments	-	-	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(333,608)	(301,819)	(754,487)	(2,252,942)	(371,623)	(1,336,017)	(1,893,978)	3,382,604
Net increase (decrease) in net assets	(315,096)	(292,124)	168,626	(2,915,543)	(300,099)	(1,546,828)	(1,922,007)	3,466,573
Net assets at beginning of year	1,882,002	2,174,126	6,688,418	9,603,961	2,531,537	4,078,365	3,466,573	-
Net assets at end of year	$1,566,906	$1,882,002	$6,857,044	$6,688,418	$2,231,438	$2,531,537	$1,544,566	$3,466,573
*For the period from April 29, 2011 (inception date) to December 31, 2011. See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Invesco V.I. International Growth		Invesco V.I. Mid Cap Core Equity		Invesco Van Kampen V.I. American Franchise		Neuberger Berman AMT Guardian
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(16,691)	$4,950	$(28,076)	$(54,543)	$(20,675)	$(18,567)	$(41,798)	$(41,127)
Capital gains distributions	-	-	18,363	-	-	-	25,565	-
Realized capital gain (loss) on sales of fund shares	30,995	361,686	30,002	423,093	157,119	35,092	38,469	67,903
Change in unrealized appreciation/ depreciation on investments during the year	899,775	(1,115,249)	129,637	(539,101)	32,685	(155,113)	349,766	(564,287)
Net increase (decrease) in net assets from operations	914,079	(748,613)	149,926	(170,551)	169,129	(138,588)	372,002	(537,511)
From contract owner transactions:
Variable annuity deposits	62,459	54,337	5,106	10,858	100,135	19,712	7,084	76,080
Contract owner maintenance charges	(80,295)	(101,622)	(19,763)	(46,947)	(11,773)	(12,812)	(47,776)	(42,054)
Terminations and withdrawals	(1,315,929)	(1,616,825)	(414,439)	(1,058,527)	(212,846)	(131,510)	(1,020,039)	(894,764)
Annuity payments	-	-	-	-	-	-	-	-
Transfers between subaccounts, net	(2,307,698)	(2,236,481)	(27,540)	(4,451,418)	(123,065)	(165,643)	(138,614)	2,350,588
Mortality adjustments	-	-	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(3,641,463)	(3,900,591)	(456,636)	(5,546,034)	(247,549)	(290,253)	(1,199,345)	1,489,850
Net increase (decrease) in net assets	(2,727,384)	(4,649,204)	(306,710)	(5,716,585)	(78,420)	(428,841)	(827,343)	952,339
Net assets at beginning of year	10,673,618	15,322,822	2,348,357	8,064,942	1,217,381	1,646,222	3,862,468	2,910,129
Net assets at end of year	$7,946,234	$10,673,618	$2,041,647	$2,348,357	$1,138,961	$1,217,381	$3,035,125	$3,862,468
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Neuberger Berman AMT Large Cap Value		Oppenheimer Main Street Small- & Mid-Cap Fund/VA		PIMCO VIT Low Duration		PIMCO VIT Real Return
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(47,245)	$(84,371)	$(26,494)	$(25,611)	$90,089	$48,616	$(77,448)	$156,334
Capital gains distributions	-	-	-	-	-	-	1,056,011	650,144
Realized capital gain (loss) on sales of fund shares	(331,573)	(488,119)	159,915	197,562	189,818	92,493	838,928	1,248,305
Change in unrealized appreciation/ depreciation on investments during the year	976,860	(191,427)	244,165	(364,991)	518,646	(257,455)	(251,051)	66,748
Net increase (decrease) in net assets from operations	598,042	(763,917)	377,586	(193,040)	798,553	(116,346)	1,566,440	2,121,531
From contract owner transactions:
Variable annuity deposits	16,167	40,887	73,572	44,943	116,261	435,763	342,545	809,791
Contract owner maintenance charges	(31,627)	(45,120)	(17,852)	(26,929)	(209,712)	(203,837)	(207,210)	(244,866)
Terminations and withdrawals	(692,866)	(1,017,436)	(218,936)	(408,395)	(2,455,455)	(2,493,186)	(3,237,426)	(4,439,757)
Annuity payments	-	-	-	-	-	-	(10,010)	(9,161)
Transfers between subaccounts, net	(552,942)	484,013	(15,856)	(1,254,823)	5,962,054	1,557,655	(3,112,165)	6,591,309
Mortality adjustments	-	-	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(1,261,268)	(537,656)	(179,072)	(1,645,204)	3,413,148	(703,605)	(6,224,266)	2,707,316
Net increase (decrease) in net assets	(663,226)	(1,301,573)	198,514	(1,838,244)	4,211,701	(819,951)	(4,657,826)	4,828,847
Net assets at beginning of year	4,651,410	5,952,983	2,477,022	4,315,266	16,859,877	17,679,828	25,384,652	20,555,805
Net assets at end of year	$3,988,184	$4,651,410	$2,675,536	$2,477,022	$21,071,578	$16,859,877	$20,726,826	$25,384,652
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	PIMCO VIT Total Return		Rydex VT Banking		Rydex VT Basic Materials		Rydex VT Biotechnology
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$545,863	$621,491	$(28,018)	$(8,705)	$(82,949)	$(181,577)	$(117,757)	$(55,853)
Capital gains distributions	938,746	640,318	4,821	-	542,745	1,150,073	-	-
Realized capital gain (loss) on sales of fund shares	842,314	593,963	114,922	(279,954)	(791,749)	1,165,879	1,459,105	119,383
Change in unrealized appreciation/ depreciation on investments during the year	1,314,400	(966,646)	245,179	(76,983)	829,743	(4,582,038)	541,564	(116,398)
Net increase (decrease) in net assets from operations	3,641,323	889,126	336,904	(365,642)	497,790	(2,447,663)	1,882,912	(52,868)
From contract owner transactions:
Variable annuity deposits	417,367	367,794	19,516	34,382	41,781	245,603	80,156	55,236
Contract owner maintenance charges	(403,637)	(467,161)	(26,830)	(11,112)	(68,604)	(145,173)	(91,500)	(46,115)
Terminations and withdrawals	(8,434,360)	(12,604,190)	(462,986)	(83,899)	(1,061,714)	(1,807,700)	(1,216,234)	(526,270)
Annuity payments	(107)	(985)	(2,951)	(23,703)	(13,972)	(788)	(1,733)	(370)
Transfers between subaccounts, net	8,317,028	1,460,045	3,365,335	(291,927)	156,022	(9,267,420)	3,481,699	381,778
Mortality adjustments	65	(100)	159	(965)	39	(63)	30	(31)
Net increase (decrease) in net assets from contract owner transactions	(103,644)	(11,244,597)	2,892,243	(377,224)	(946,448)	(10,975,541)	2,252,418	(135,772)
Net increase (decrease) in net assets	3,537,679	(10,355,471)	3,229,147	(742,866)	(448,658)	(13,423,204)	4,135,330	(188,640)
Net assets at beginning of year	46,422,058	56,777,529	451,513	1,194,379	6,744,871	20,168,075	3,198,682	3,387,322
Net assets at end of year	$49,959,737	$46,422,058	$3,680,660	$451,513	$6,296,213	$6,744,871	$7,334,012	$3,198,682
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Rydex VT Commodities Strategy		Rydex VT Consumer Products		Rydex VT Dow 2x Strategy		Rydex VT Electronics
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(38,314)	$318,760	$(23,984)	$45,573	$(54,810)	$(50,699)	$(13,425)	$(33,773)
Capital gains distributions	-	-	-	-	-	-	-	618,518
Realized capital gain (loss) on sales of fund shares	(385,442)	32,814	538,514	702,598	1,127,380	413,526	(310,302)	(1,086,153)
Change in unrealized appreciation/ depreciation on investments during the year	273,618	(921,660)	(135,946)	(284,455)	(232,130)	(25,869)	335,661	(253,888)
Net increase (decrease) in net assets from operations	(150,138)	(570,086)	378,584	463,716	840,440	336,958	11,934	(755,296)
From contract owner transactions:
Variable annuity deposits	23,884	63,914	44,682	36,665	6,142	67,955	41,692	28,338
Contract owner maintenance charges	(21,628)	(44,816)	(57,258)	(56,736)	(44,678)	(44,171)	(9,775)	(24,857)
Terminations and withdrawals	(336,468)	(529,199)	(897,525)	(801,870)	(789,686)	(658,334)	(239,896)	(269,327)
Annuity payments	(673)	-	-	-	-	-	(29)	(366)
Transfers between subaccounts, net	(91,462)	(331,413)	(2,660,548)	2,281,887	295,357	515,277	376,520	(554,921)
Mortality adjustments	-	-	-	-	-	-	16	(27)
Net increase (decrease) in net assets from contract owner transactions	(426,347)	(841,514)	(3,570,649)	1,459,946	(532,865)	(119,273)	168,528	(821,160)
Net increase (decrease) in net assets	(576,485)	(1,411,600)	(3,192,065)	1,923,662	307,575	217,685	180,462	(1,576,456)
Net assets at beginning of year	3,178,623	4,590,223	7,997,758	6,074,096	4,581,656	4,363,971	800,286	2,376,742
Net assets at end of year	$2,602,138	$3,178,623	$4,805,693	$7,997,758	$4,889,231	$4,581,656	$980,748	$800,286
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Rydex VT Energy		Rydex VT Energy Services		Rydex VT Europe 1.25x Strategy		Rydex VT Financial Services
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(110,490)	$(162,069)	$(86,944)	$(183,297)	$(12,600)	$(42,064)	$(20,659)	$(20,225)
Capital gains distributions	948,132	57,154	930,330	982,355	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(364,193)	900,567	(1,111,506)	1,213,761	248,654	(447,950)	136,857	10,483
Change in unrealized appreciation/ depreciation on investments during the year	(365,645)	(1,903,850)	233,802	(3,658,290)	405,874	(220,076)	250,194	(241,584)
Net increase (decrease) in net assets from operations	107,804	(1,108,198)	(34,318)	(1,645,471)	641,928	(710,090)	366,392	(251,326)
From contract owner transactions:
Variable annuity deposits	44,282	215,894	43,506	346,089	8,091	40,907	4,028	27,618
Contract owner maintenance charges	(74,708)	(126,488)	(60,482)	(148,965)	(26,844)	(27,487)	(19,364)	(14,793)
Terminations and withdrawals	(1,224,847)	(1,583,066)	(809,714)	(1,823,522)	(445,629)	(410,611)	(390,510)	(228,037)
Annuity payments	-	-	(32)	(358)	-	-	-	-
Transfers between subaccounts, net	(2,876,331)	(1,202,475)	(1,413,745)	(5,246,422)	2,322,670	(1,479,169)	911,272	290,165
Mortality adjustments	-	-	21	(28)	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(4,131,604)	(2,696,135)	(2,240,446)	(6,873,206)	1,858,288	(1,876,360)	505,426	74,953
Net increase (decrease) in net assets	(4,023,800)	(3,804,333)	(2,274,764)	(8,518,677)	2,500,216	(2,586,450)	871,818	(176,373)
Net assets at beginning of year	10,094,700	13,899,033	7,452,914	15,971,591	1,637,203	4,223,653	1,573,241	1,749,614
Net assets at end of year	$6,070,900	$10,094,700	$5,178,150	$7,452,914	$4,137,419	$1,637,203	$2,445,059	$1,573,241
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Rydex VT Government Long Bond 1.2x Strategy		Rydex VT Health Care		Rydex VT Internet		Rydex VT Inverse Dow 2x Strategy
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(44,020)	$33,338	$(93,425)	$(74,972)	$(16,620)	$(25,982)	$(31,091)	$(44,047)
Capital gains distributions	2,145,579	-	-	-	241,162	-	-	-
Realized capital gain (loss) on sales of fund shares	(1,042,678)	2,320,354	585,113	77,841	(22,427)	186,066	(860,870)	(1,476,992)
Change in unrealized appreciation/ depreciation on investments during the year	(935,690)	235,643	520,697	(273,443)	(107,533)	(423,025)	341,804	(130,788)
Net increase (decrease) in net assets from operations	123,191	2,589,335	1,012,385	(270,574)	94,582	(262,941)	(550,157)	(1,651,827)
From contract owner transactions:
Variable annuity deposits	11,060	46,249	82,219	204,524	41,673	18,955	49,931	83,696
Contract owner maintenance charges	(58,823)	(57,252)	(67,382)	(56,560)	(12,981)	(19,769)	(19,394)	(26,973)
Terminations and withdrawals	(1,343,066)	(2,008,170)	(1,001,609)	(808,736)	(311,581)	(306,589)	(172,272)	(265,278)
Annuity payments	-	-	-	-	(37)	(399)	-	-
Transfers between subaccounts, net	(841,910)	1,251,797	591,242	4,382,237	1,108,779	(1,393,984)	(1,095,706)	(513,568)
Mortality adjustments	-	-	-	-	23	(32)	-	-
Net increase (decrease) in net assets from contract owner transactions	(2,232,739)	(767,376)	(395,530)	3,721,465	825,876	(1,701,818)	(1,237,441)	(722,123)
Net increase (decrease) in net assets	(2,109,548)	1,821,959	616,855	3,450,891	920,458	(1,964,759)	(1,787,598)	(2,373,950)
Net assets at beginning of year	6,055,575	4,233,616	6,772,736	3,321,845	1,046,887	3,011,646	2,711,956	5,085,906
Net assets at end of year	$3,946,027	$6,055,575	$7,389,591	$6,772,736	$1,967,345	$1,046,887	$924,358	$2,711,956
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Rydex VT Inverse Government Long Bond Strategy		Rydex VT Inverse Mid-Cap Strategy		Rydex VT Inverse NASDAQ-100 Strategy		Rydex VT Inverse Russell 2000 Strategy
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(49,451)	$(57,746)	$(4,463)	$(4,472)	$(22,297)	$(33,834)	$(15,300)	$(20,083)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(258,098)	(1,421,773)	(32,461)	(108,565)	(318,533)	(410,800)	(293,096)	(281,614)
Change in unrealized appreciation/ depreciation on investments during the year	86,028	(48,479)	(34,646)	12,291	18,255	46,745	(40,551)	(8,443)
Net increase (decrease) in net assets from operations	(221,521)	(1,527,998)	(71,570)	(100,746)	(322,575)	(397,889)	(348,947)	(310,140)
From contract owner transactions:
Variable annuity deposits	1,620	91,792	48,547	40,469	63,389	120,988	40,153	62,822
Contract owner maintenance charges	(27,131)	(33,708)	(4,292)	(2,864)	(14,805)	(29,181)	(7,985)	(11,363)
Terminations and withdrawals	(528,084)	(418,251)	(20,282)	(31,017)	(92,191)	(283,234)	(65,340)	(280,139)
Annuity payments	-	-	-	-	-	-	-	-
Transfers between subaccounts, net	1,352,352	(1,385,691)	1,616,545	135,886	(223,263)	123,978	1,660,420	209,663
Mortality adjustments	-	-	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	798,757	(1,745,858)	1,640,518	142,474	(266,870)	(67,449)	1,627,248	(19,017)
Net increase (decrease) in net assets	577,236	(3,273,856)	1,568,948	41,728	(589,445)	(465,338)	1,278,301	(329,157)
Net assets at beginning of year	2,066,999	5,340,855	181,539	139,811	2,229,554	2,694,892	1,175,143	1,504,300
Net assets at end of year	$2,644,235	$2,066,999	$1,750,487	$181,539	$1,640,109	$2,229,554	$2,453,444	$1,175,143
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Rydex VT Inverse S&P 500 Strategy		Rydex VT Japan 2x Strategy		Rydex VT Leisure		Rydex VT Mid-Cap 1.5x Strategy
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(44,411)	$(51,922)	$(12,578)	$(20,468)	$(27,784)	$(12,067)	$(70,268)	$(70,092)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(610,216)	(804,252)	(78,820)	(361,193)	174,414	19,127	830,534	458,494
Change in unrealized appreciation/ depreciation on investments during the year	80,723	44,768	218,209	(297,123)	120,149	(136,587)	322,895	(1,003,569)
Net increase (decrease) in net assets from operations	(573,904)	(811,406)	126,811	(678,784)	266,779	(129,527)	1,083,161	(615,167)
From contract owner transactions:
Variable annuity deposits	84,400	282,011	4,834	88,854	9,713	3,417	37,812	186,036
Contract owner maintenance charges	(33,762)	(34,487)	(8,969)	(12,484)	(19,511)	(7,558)	(58,804)	(60,045)
Terminations and withdrawals	(258,362)	(481,182)	(138,574)	(196,909)	(276,392)	(172,702)	(727,349)	(906,150)
Annuity payments	-	-	-	-	-	-	(1,714)	(1,047)
Transfers between subaccounts, net	11,434	1,121,686	(110,372)	(549,640)	2,119,599	(1,059,785)	(1,853,241)	733,613
Mortality adjustments	-	-	-	-	-	-	65	(72)
Net increase (decrease) in net assets from contract owner transactions	(196,290)	888,028	(253,081)	(670,179)	1,833,409	(1,236,628)	(2,603,231)	(47,665)
Net increase (decrease) in net assets	(770,194)	76,622	(126,270)	(1,348,963)	2,100,188	(1,366,155)	(1,520,070)	(662,832)
Net assets at beginning of year	3,582,350	3,505,728	1,023,685	2,372,648	645,064	2,011,219	6,136,641	6,799,473
Net assets at end of year	$2,812,156	$3,582,350	$897,415	$1,023,685	$2,745,252	$645,064	$4,616,571	$6,136,641
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Rydex VT NASDAQ-100		Rydex VT NASDAQ-100 2x Strategy		Rydex VT Nova		Rydex VT Precious Metals
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(119,788)	$(128,868)	$(235,042)	$(195,147)	$(80,067)	$(63,304)	$(209,080)	$(289,002)
Capital gains distributions	-	-	-	2,206,527	-	-	1,465,288	-
Realized capital gain (loss) on sales of fund shares	1,493,486	32,098	3,054,965	1,704,512	961,036	286,168	(2,418,693)	1,299,186
Change in unrealized appreciation/ depreciation on investments during the year	55,642	(570,229)	2,090,472	(4,097,529)	82,569	(720,665)	(47,058)	(8,079,514)
Net increase (decrease) in net assets from operations	1,429,340	(666,999)	4,910,395	(381,637)	963,538	(497,801)	(1,209,543)	(7,069,330)
From contract owner transactions:
Variable annuity deposits	51,993	126,021	2,422,150	3,893,931	75,250	149,155	124,314	750,208
Contract owner maintenance charges	(88,773)	(117,520)	(287,583)	(292,576)	(48,202)	(54,555)	(126,680)	(211,845)
Terminations and withdrawals	(1,173,236)	(1,367,002)	(1,958,305)	(3,024,275)	(1,013,025)	(740,788)	(2,081,583)	(3,500,020)
Annuity payments	(89)	(791)	-	-	(89)	(810)	(1,050)	(801)
Transfers between subaccounts, net	(5,400,080)	(1,025,936)	(2,495,904)	(2,369,535)	1,281,538	(961,738)	2,993,966	(9,398,786)
Mortality adjustments	55	(69)	-	-	54	(65)	31	(70)
Net increase (decrease) in net assets from contract owner transactions	(6,610,130)	(2,385,297)	(2,319,642)	(1,792,455)	295,526	(1,608,801)	908,998	(12,361,314)
Net increase (decrease) in net assets	(5,180,790)	(3,052,296)	2,590,753	(2,174,092)	1,259,064	(2,106,602)	(300,545)	(19,430,644)
Net assets at beginning of year	9,320,554	12,372,850	13,355,670	15,529,762	4,828,172	6,934,774	14,729,686	34,160,330
Net assets at end of year	$4,139,764	$9,320,554	$15,946,423	$13,355,670	$6,087,236	$4,828,172	$14,429,141	$14,729,686
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Rydex VT Real Estate		Rydex VT Retailing		Rydex VT Russell 2000 1.5x Strategy		Rydex VT Russell 2000 2x Strategy
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$5,220	$54,135	$(33,709)	$(20,886)	$(43,075)	$(35,097)	$(52,671)	$(42,828)
Capital gains distributions	-	-	-	-	-	-	-	368,446
Realized capital gain (loss) on sales of fund shares	447,151	(217,273)	447,212	78,576	434,499	23,642	850,161	(515,768)
Change in unrealized appreciation/ depreciation on investments during the year	264,923	(376,106)	(59,706)	6,819	82,925	(159,532)	247,914	(290,646)
Net increase (decrease) in net assets from operations	717,294	(539,244)	353,797	64,509	474,349	(170,987)	1,045,404	(480,796)
From contract owner transactions:
Variable annuity deposits	98,653	154,439	6,576	23,480	22,052	2,129	5,746	1,610,280
Contract owner maintenance charges	(58,368)	(48,692)	(25,661)	(17,585)	(34,176)	(31,669)	(58,163)	(37,230)
Terminations and withdrawals	(913,423)	(633,761)	(355,631)	(244,984)	(430,687)	(429,796)	(622,487)	(271,989)
Annuity payments	(13,859)	(45,048)	-	-	-	-	-	-
Transfers between subaccounts, net	1,460,475	(186,410)	(1,786,293)	2,731,061	(1,624,082)	1,441,284	(3,927,849)	2,076,703
Mortality adjustments	(4,466)	(2,714)	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	569,012	(762,186)	(2,161,009)	2,491,972	(2,066,893)	981,948	(4,602,753)	3,377,764
Net increase (decrease) in net assets	1,286,306	(1,301,430)	(1,807,212)	2,556,481	(1,592,544)	810,961	(3,557,349)	2,896,968
Net assets at beginning of year	3,830,884	5,132,314	3,812,594	1,256,113	4,147,695	3,336,734	5,898,217	3,001,249
Net assets at end of year	$5,117,190	$3,830,884	$2,005,382	$3,812,594	$2,555,151	$4,147,695	$2,340,868	$5,898,217
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Rydex VT S&P 500 2x Strategy		Rydex VT S&P 500 Pure Growth		Rydex VT S&P 500 Pure Value		Rydex VT S&P MidCap 400 Pure Growth
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(97,902)	$(73,854)	$(94,798)	$(184,083)	$(65,211)	$(130,316)	$(119,584)	$(218,521)
Capital gains distributions	-	-	48,362	-	-	-	940,958	673,192
Realized capital gain (loss) on sales of fund shares	1,835,725	251,805	629,893	1,374,211	468,038	(114,512)	222,638	1,633,004
Change in unrealized appreciation/ depreciation on investments during the year	98,105	(297,826)	246,951	(1,828,348)	828,720	(1,173,131)	158,953	(2,853,144)
Net increase (decrease) in net assets from operations	1,835,928	(119,875)	830,408	(638,220)	1,231,547	(1,417,959)	1,202,965	(765,469)
From contract owner transactions:
Variable annuity deposits	98,922	77,227	98,678	220,755	100,910	40,568	142,448	970,643
Contract owner maintenance charges	(87,563)	(70,008)	(76,897)	(149,162)	(83,873)	(96,585)	(98,198)	(159,992)
Terminations and withdrawals	(1,058,809)	(568,508)	(1,283,110)	(2,225,865)	(1,879,337)	(1,466,023)	(1,538,027)	(2,476,780)
Annuity payments	-	-	(581)	-	(751)	-	-	-
Transfers between subaccounts, net	(2,495,702)	1,566,538	(2,022,000)	(4,662,984)	4,860,047	3,009,269	(790,572)	(3,633,824)
Mortality adjustments	-	-	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(3,543,152)	1,005,249	(3,283,910)	(6,817,256)	2,996,996	1,487,229	(2,284,349)	(5,299,953)
Net increase (decrease) in net assets	(1,707,224)	885,374	(2,453,502)	(7,455,476)	4,228,543	69,270	(1,081,384)	(6,065,422)
Net assets at beginning of year	6,813,164	5,927,790	9,386,970	16,842,446	7,039,659	6,970,389	12,135,636	18,201,058
Net assets at end of year	$5,105,940	$6,813,164	$6,933,468	$9,386,970	$11,268,202	$7,039,659	$11,054,252	$12,135,636
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Rydex VT S&P MidCap 400 Pure Value		Rydex VT S&P SmallCap 600 Pure Growth		Rydex VT S&P SmallCap 600 Pure Value		Rydex VT Strengthening Dollar 2x Strategy
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(56,455)	$(44,692)	$(69,251)	$(110,262)	$(52,534)	$(49,376)	$(8,861)	$(22,172)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	424,995	318,678	454,670	414,581	304,770	327,277	(26,966)	(249,188)
Change in unrealized appreciation/ depreciation on investments during the year	190,208	(544,567)	(7,154)	(862,074)	225,634	(649,445)	(68,649)	162,748
Net increase (decrease) in net assets from operations	558,748	(270,581)	378,265	(557,755)	477,870	(371,544)	(104,476)	(108,612)
From contract owner transactions:
Variable annuity deposits	78,369	57,163	41,627	293,767	27,283	381,496	3,528	4,639
Contract owner maintenance charges	(37,881)	(32,371)	(51,108)	(84,950)	(37,979)	(38,715)	(5,746)	(14,163)
Terminations and withdrawals	(672,110)	(542,866)	(778,305)	(1,462,460)	(721,929)	(740,456)	(59,112)	(203,841)
Annuity payments	-	-	-	-	-	-	-	-
Transfers between subaccounts, net	424,684	1,439,876	(4,542,476)	1,148,814	2,202,453	51,116	(899,883)	(1,162,161)
Mortality adjustments	-	-	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(206,938)	921,802	(5,330,262)	(104,829)	1,469,828	(346,559)	(961,213)	(1,375,526)
Net increase (decrease) in net assets	351,810	651,221	(4,951,997)	(662,584)	1,947,698	(718,103)	(1,065,689)	(1,484,138)
Net assets at beginning of year	4,957,395	4,306,174	8,412,181	9,074,765	4,768,265	5,486,368	1,412,715	2,896,853
Net assets at end of year	$5,309,205	$4,957,395	$3,460,184	$8,412,181	$6,715,963	$4,768,265	$347,026	$1,412,715
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Rydex VT Technology		Rydex VT Telecommunications		Rydex VT Transportation		Rydex VT U.S. Government Money Market
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(47,678)	$(69,495)	$4,691	$(3,166)	$(8,302)	$(11,579)	$(1,344,800)	$(1,773,990)
Capital gains distributions	410,437	205,766	-	45,253	-	-	441	-
Realized capital gain (loss) on sales of fund shares	(203,276)	1,030,365	(162,158)	66,376	21,147	66,296	-	-
Change in unrealized appreciation/ depreciation on investments during the year	16,654	(1,534,815)	127,358	(319,254)	46,108	(123,377)	-	-
Net increase (decrease) in net assets from operations	176,137	(368,179)	(30,109)	(210,791)	58,953	(68,660)	(1,344,359)	(1,773,990)
From contract owner transactions:
Variable annuity deposits	62,650	73,598	20,256	16,236	20,326	52,049	4,565,487	10,591,469
Contract owner maintenance charges	(31,604)	(54,097)	(10,720)	(13,043)	(6,382)	(9,154)	(1,113,349)	(1,568,340)
Terminations and withdrawals	(539,197)	(681,594)	(200,700)	(201,859)	(112,426)	(158,181)	(30,884,595)	(32,981,242)
Annuity payments	-	-	-	-	-	-	(195,527)	(48,888)
Transfers between subaccounts, net	(1,734,122)	(3,757,755)	(539,888)	(97,561)	(59,593)	(1,405,679)	(4,920,977)	18,145,709
Mortality adjustments	-	-	-	-	-	-	(25,323)	43,159
Net increase (decrease) in net assets from contract owner transactions	(2,242,273)	(4,419,848)	(731,052)	(296,227)	(158,075)	(1,520,965)	(32,574,284)	(5,818,133)
Net increase (decrease) in net assets	(2,066,136)	(4,788,027)	(761,161)	(507,018)	(99,122)	(1,589,625)	(33,918,643)	(7,592,123)
Net assets at beginning of year	4,180,942	8,968,969	1,773,952	2,280,970	640,547	2,230,172	117,929,430	125,521,553
Net assets at end of year	$2,114,806	$4,180,942	$1,012,791	$1,773,952	$541,425	$640,547	$84,010,787	$117,929,430
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Rydex VT Utilities		Rydex VT Weakening Dollar 2x Strategy		Templeton Developing Markets Securities		Templeton Foreign Securities
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$64,754	$94,943	$(12,574)	$(18,598)	$(19,074)	$(23,384)	$26,611	$36,461
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	508,513	225,371	(69,624)	110,215	(133,234)	571,302	(42,480)	36,378
Change in unrealized appreciation/ depreciation on investments during the year	(744,330)	558,363	71,064	(173,137)	788,878	(2,377,389)	280,445	(674,603)
Net increase (decrease) in net assets from operations	(171,063)	878,677	(11,134)	(81,520)	636,570	(1,829,471)	264,576	(601,764)
From contract owner transactions:
Variable annuity deposits	183,764	83,066	1,508	24,351	83,767	124,763	3,658	26,105
Contract owner maintenance charges	(67,561)	(67,989)	(4,585)	(8,887)	(77,097)	(126,127)	(18,405)	(53,423)
Terminations and withdrawals	(777,834)	(1,056,470)	(149,773)	(212,963)	(1,465,769)	(1,372,012)	(379,272)	(533,099)
Annuity payments	(15,940)	(54,601)	-	-	-	-	-	-
Transfers between subaccounts, net	(6,280,449)	7,458,222	25,434	166,130	3,317,265	(10,530,731)	1,039,773	(4,315,413)
Mortality adjustments	5,559	(1,931)	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(6,952,461)	6,360,297	(127,416)	(31,369)	1,858,166	(11,904,107)	645,754	(4,875,830)
Net increase (decrease) in net assets	(7,123,524)	7,238,974	(138,550)	(112,889)	2,494,736	(13,733,578)	910,330	(5,477,594)
Net assets at beginning of year	12,257,005	5,018,031	1,067,752	1,180,641	4,907,654	18,641,232	2,053,938	7,531,532
Net assets at end of year	$5,133,481	$12,257,005	$929,202	$1,067,752	$7,402,390	$4,907,654	$2,964,268	$2,053,938
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Wells Fargo Advantage Opportunity VT
	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(46,361)	$(73,458)
Capital gains distributions	1,217	-
Realized capital gain (loss) on sales of fund shares	104,245	103,769
Change in unrealized appreciation/ depreciation on investments during the year	370,152	(726,335)
Net increase (decrease) in net assets from operations	429,253	(696,024)
From contract owner transactions:
Variable annuity deposits	26,527	259,591
Contract owner maintenance charges	(41,553)	(54,977)
Terminations and withdrawals	(973,540)	(1,080,253)
Annuity payments	-	-
Transfers between subaccounts, net	10,456	(345,671)
Mortality adjustments	-	-
Net increase (decrease) in net assets from contract owner transactions	(978,110)	(1,221,310)
Net increase (decrease) in net assets	(548,857)	(1,917,334)
Net assets at beginning of year	3,658,076	5,575,410
Net assets at end of year	$3,109,219	$3,658,076
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements

December 31, 2012

1. Organization and Significant Accounting Policies

Organization

Variable Annuity Account XIV – AdvisorDesigns Variable Annuity (AdvisorDesigns) is a deferred variable annuity account offered by Security Benefit Life Insurance Company (SBL). Purchase payments for AdvisorDesigns are allocated to one or more of the subaccounts that comprise Variable Annuity Account XIV (the Account), a separate account of SBL.  The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

Mutual Fund	Class	Investment Adviser	Sub-Adviser

Direxion Dynamic VP HY Bond	-	Rafferty Asset Management, LLC	-
Dreyfus VIF International Value	Service	The Dreyfus Corporation	-
Federated Fund for U.S. Government Securities II	II	Federated Investment Management Company	-
Federated High Income Bond II	Service	Federated Investment Management Company	-
Fidelity VIP Contrafund	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Index 500	Service Class 2	Fidelity Management & Research Co.	Geode Capital Management, LLC FMR Co., Inc. (FMRC)

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser

Fidelity VIP Investment Grade Bond	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Investments Money Management Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Rsrch (Japan) Inc.
Franklin Small-Mid Cap Growth Securities	2	Franklin Advisers, Inc.	-
Guggenheim VT All Cap Value(1)	-	Guggenheim Investments	-
Guggenheim VT All-Asset Aggressive Strategy(1)	-	Guggenheim Investments	-
Guggenheim VT All-Asset Conservative Strategy(1)	-	Guggenheim Investments	-
Guggenheim VT All-Asset Moderate Strategy(1)	-	Guggenheim Investments	-
Guggenheim VT CLS AdvisorOne Amerigo(1)	-	Guggenheim Investments	Clarke Lanzen Skalla Investment Firm Inc. (NV)
Guggenheim VT CLS AdvisorOne Clermont(1)	-	Guggenheim Investments	Clarke Lanzen Skalla Investment Firm Inc. (NV)
Guggenheim VT CLS AdvisorOne Select Allocation(1)	-	Guggenheim Investments	Clarke Lanzen Skalla Investment Firm Inc. (NV)
Guggenheim VT Large Cap Value(1)	-	Guggenheim Investments	-
Guggenheim VT Mid Cap Growth(1)	-	Guggenheim Investments	-
Guggenheim VT Mid Cap Value(1)	-	Guggenheim Investments	-
Guggenheim VT MSCI EAFE Equal Weight(1)	-	Guggenheim Investments	-
Guggenheim VT Multi-Hedge Strategies(1)	-	Guggenheim Investments	-
Guggenheim VT Small Cap Value(1)	-	Guggenheim Investments	-
Guggenheim VT U.S. Long Short Momentum(1)	-	Guggenheim Investments	-

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser

Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc.	-
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco Van Kampen V.I. American Franchise	Series I	Invesco Advisers, Inc.	-
Neuberger Berman AMT Guardian	I	Neuberger Berman Management LLC	Neuberger Berman LLC
Neuberger Berman AMT Large Cap Value(2)	I	Neuberger Berman Management LLC	Neuberger Berman LLC
Oppenheimer Main Street Small- & Mid-Cap Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Total Return	Administrative	Pacific Investment Management Company LLC	-
Rydex VT Banking	-	Guggenheim Investments	-
Rydex VT Basic Materials	-	Guggenheim Investments	-
Rydex VT Biotechnology	-	Guggenheim Investments	-
Rydex VT Commodities Strategy	-	Guggenheim Investments	-
Rydex VT Consumer Products	-	Guggenheim Investments	-
Rydex VT Dow 2x Strategy	-	Guggenheim Investments	-
Rydex VT Electronics	-	Guggenheim Investments	-
Rydex VT Energy	-	Guggenheim Investments	-
Rydex VT Energy Services	-	Guggenheim Investments	-
Rydex VT Europe 1.25x Strategy	-	Guggenheim Investments	-
Rydex VT Financial Services	-	Guggenheim Investments	-
Rydex VT Government Long Bond 1.2x Strategy	-	Guggenheim Investments	-
Rydex VT Health Care	-	Guggenheim Investments	-

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser

Rydex VT Internet	-	Guggenheim Investments	-
Rydex VT Inverse Dow 2x Strategy	-	Guggenheim Investments	-
Rydex VT Inverse Government Long Bond Strategy	-	Guggenheim Investments	-
Rydex VT Inverse Mid-Cap Strategy	-	Guggenheim Investments	-
Rydex VT Inverse NASDAQ-100 Strategy	-	Guggenheim Investments	-
Rydex VT Inverse Russell 2000 Strategy	-	Guggenheim Investments	-
Rydex VT Inverse S&P 500 Strategy	-	Guggenheim Investments	-
Rydex VT Japan 2x Strategy	-	Guggenheim Investments	-
Rydex VT Leisure	-	Guggenheim Investments	-
Rydex VT Mid-Cap 1.5x Strategy	-	Guggenheim Investments	-
Rydex VT NASDAQ-100	-	Guggenheim Investments	-
Rydex VT NASDAQ-100 2x Strategy	-	Guggenheim Investments	-
Rydex VT Nova	-	Guggenheim Investments	-
Rydex VT Precious Metals	-	Guggenheim Investments	-
Rydex VT Real Estate	-	Guggenheim Investments	-
Rydex VT Retailing	-	Guggenheim Investments	-
Rydex VT Russell 2000 1.5x Strategy	-	Guggenheim Investments	-
Rydex VT Russell 2000 2x Strategy	-	Guggenheim Investments	-
Rydex VT S&P 500 2x Strategy	-	Guggenheim Investments	-
Rydex VT S&P 500 Pure Growth	-	Guggenheim Investments	-
Rydex VT S&P 500 Pure Value	-	Guggenheim Investments	-
Rydex VT S&P MidCap 400 Pure Growth	-	Guggenheim Investments	-
Rydex VT S&P MidCap 400 Pure Value	-	Guggenheim Investments	-
Rydex VT S&P SmallCap 600 Pure Growth	-	Guggenheim Investments	-

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser

Rydex VT S&P SmallCap 600 Pure Value	-	Guggenheim Investments	-
Rydex VT Strengthening Dollar 2x Strategy	-	Guggenheim Investments	-
Rydex VT Technology	-	Guggenheim Investments	-
Rydex VT Telecommunications	-	Guggenheim Investments	-
Rydex VT Transportation	-	Guggenheim Investments	-
Rydex VT U.S. Government Money Market	-	Guggenheim Investments	-
Rydex VT Utilities	-	Guggenheim Investments	-
Rydex VT Weakening Dollar 2x Strategy	-	Guggenheim Investments	-
Templeton Developing Markets Securities	2	Templeton Asset Management Ltd. (SG)	-
Templeton Foreign Securities	2	Templeton Investment Counsel, LLC	-
Wells Fargo Advantage Opportunity VT	VT	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.

(1)
Effective May 1, 2012, the SBL Fund and its respective series are marketed with the name “Guggenheim”, although SBL Fund’s legal name did not change.  In addition, certain of the Rydex Variable Trust series are marketed with the name Guggenheim.  These underlying funds were previously marketed as Rydex | SGI.

(2)	Prior to May 1, 2012, this subaccount was Neuberger Berman AMT Partners.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Under the terms of the investment advisory contracts, investment portfolios of certain underlying mutual funds are managed by Security Investors, LLC doing business as Guggenheim Investments, a limited liability company controlled by its member and affiliated with Security Benefit Corporation. As disclosed in the above table, Guggenheim Investments serves as investment adviser for certain mutual funds.

On April 27, 2012, as a result of a restructuring, the Invesco V.I. Capital Appreciation fund that was previously offered is no longer available as an investment option to our Contract Owners. On this date, any Contract Owner allocations that remained in this fund were redeemed and used to purchase shares of the Invesco Van Kampen V.I. Capital Growth fund which subsequently changed its name to Invesco Van Kampen V.I. American Franchise fund.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Investment Valuation

Investments in mutual fund shares are carried in the statement of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2012, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales

Direxion Dynamic VP HY Bond	$ 94,767,623	$104,058,669
Dreyfus VIF International Value	798,850	737,812
Federated Fund for U.S. Government Securities II	5,806,683	6,020,862
Federated High Income Bond II	14,165,151	15,331,524
Fidelity VIP Contrafund	5,017,423	7,164,532
Fidelity VIP Growth Opportunities	5,266,032	7,271,870
Fidelity VIP Index 500	6,236,282	7,126,391
Fidelity VIP Investment Grade Bond	4,489,324	6,799,202
Franklin Small-Mid Cap Growth Securities	1,614,241	1,956,442
Guggenheim VT All Cap Value	695,180	1,123,728
Guggenheim VT All-Asset Aggressive Strategy	811,114	518,295
Guggenheim VT All-Asset Conservative Strategy	641,580	1,081,304

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Guggenheim VT All-Asset Moderate Strategy	$ 1,384,902	$ 1,583,684
Guggenheim VT CLS AdvisorOne Amerigo	12,764,266	21,773,044
Guggenheim VT CLS AdvisorOne Clermont	6,384,313	11,484,341
Guggenheim VT CLS AdvisorOne Select Allocation	3,274,557	8,094,438
Guggenheim VT Large Cap Value	5,714,658	5,657,629
Guggenheim VT Mid Cap Growth	3,765,387	3,768,768
Guggenheim VT Mid Cap Value	3,183,666	3,467,337
Guggenheim VT MSCI EAFE Equal Weight	3,186,797	3,655,154
Guggenheim VT Multi-Hedge Strategies	1,367,620	1,716,626
Guggenheim VT Small Cap Value	7,241,459	8,075,566
Guggenheim VT U.S. Long Short Momentum	540,708	944,496
Invesco V.I. Government Securities	10,202,130	12,069,585
Invesco V.I. International Growth	4,791,577	8,450,096
Invesco V.I. Mid Cap Core Equity	1,646,394	2,112,821
Invesco Van Kampen V.I. American Franchise	4,081,514	4,349,787
Neuberger Berman AMT Guardian	304,118	1,519,851
Neuberger Berman AMT Large Cap Value	509,171	1,817,870
Oppenheimer Main Street Small- & Mid-Cap Fund/VA	1,670,525	1,876,177
PIMCO VIT Low Duration	12,782,917	9,280,328
PIMCO VIT Real Return	8,117,778	13,364,378
PIMCO VIT Total Return	26,570,262	25,191,081
Rydex VT Banking	7,912,325	5,043,297
Rydex VT Basic Materials	5,649,727	6,136,620
Rydex VT Biotechnology	16,604,446	14,469,901
Rydex VT Commodities Strategy	2,842,840	3,307,615
Rydex VT Consumer Products	11,190,206	14,785,126
Rydex VT Dow 2x Strategy	19,507,182	20,095,018
Rydex VT Electronics	4,423,178	4,268,104
Rydex VT Energy	7,272,751	10,567,074
Rydex VT Energy Services	7,922,984	9,320,312
Rydex VT Europe 1.25x Strategy	15,581,773	13,736,144
Rydex VT Financial Services	5,644,776	5,160,066
Rydex VT Government Long Bond 1.2x Strategy	64,988,315	65,119,716
Rydex VT Health Care	8,044,866	8,534,064
Rydex VT Internet	2,902,474	1,852,094

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Rydex VT Inverse Dow 2x Strategy	$ 33,610,238	$ 34,878,870
Rydex VT Inverse Government Long Bond Strategy	48,750,543	48,001,320
Rydex VT Inverse Mid-Cap Strategy	2,249,074	613,025
Rydex VT Inverse NASDAQ-100 Strategy	27,941,725	28,230,972
Rydex VT Inverse Russell 2000 Strategy	24,316,689	22,704,774
Rydex VT Inverse S&P 500 Strategy	17,858,184	18,099,013
Rydex VT Japan 2x Strategy	8,807,934	9,073,629
Rydex VT Leisure	5,359,445	3,553,843
Rydex VT Mid-Cap 1.5x Strategy	20,104,430	22,778,164
Rydex VT NASDAQ-100	53,560,119	60,290,374
Rydex VT NASDAQ-100 2x Strategy	44,363,730	46,918,896
Rydex VT Nova	19,343,941	19,128,656
Rydex VT Precious Metals	23,268,141	21,103,468
Rydex VT Real Estate	14,445,146	13,871,053
Rydex VT Retailing	6,439,830	8,634,685
Rydex VT Russell 2000 1.5x Strategy	10,807,979	12,918,111
Rydex VT Russell 2000 2x Strategy	33,698,221	38,353,848
Rydex VT S&P 500 2x Strategy	41,450,287	45,091,570
Rydex VT S&P 500 Pure Growth	20,617,831	23,948,538
Rydex VT S&P 500 Pure Value	24,855,572	21,924,040
Rydex VT S&P MidCap 400 Pure Growth	16,553,370	18,016,817
Rydex VT S&P MidCap 400 Pure Value	16,809,691	17,073,262
Rydex VT S&P SmallCap 600 Pure Growth	7,057,971	12,457,774
Rydex VT S&P SmallCap 600 Pure Value	13,878,560	12,461,446
Rydex VT Strengthening Dollar 2x Strategy	5,395,505	6,365,630
Rydex VT Technology	4,553,436	6,433,101
Rydex VT Telecommunications	3,780,412	4,506,836
Rydex VT Transportation	2,917,336	3,083,736
Rydex VT U.S. Government Money Market	275,493,616	309,416,494
Rydex VT Utilities	12,036,291	18,924,437
Rydex VT Weakening Dollar 2x Strategy	816,492	956,520
Templeton Developing Markets Securities	8,554,460	6,715,565
Templeton Foreign Securities	2,332,741	1,660,458
Wells Fargo Advantage Opportunity VT	730,230	1,753,652

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Annuity Reserves

Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective series. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC).

Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Recently Adopted Accounting Standards

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, authoritative guidance that clarifies and changes fair value measurement and disclosure requirements. This guidance expands existing disclosure requirements for fair value measurements and includes other amendments but does not require additional fair value measurements. This guidance is effective for annual periods beginning on or after December 15, 2011. The Account adopted the guidance as of January 1, 2012. The adoption of this guidance did not have a material impact on the financial statements.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Unobservable inputs for the asset or liability reflecting internal assumptions.

The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund’s computed net asset values (NAV). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund. As a result, management considers, the quoted NAV of the mutual fund to be quoted prices in active markets.

The Account’s financial assets are recorded at fair value on the statements of net assets and are categorized as Level 1 as of December 31, 2012, based on the priority of the inputs to the valuation technique above. There were no transfers between levels during the year ended December 31, 2012. The Account had no financial liabilities as of December 31, 2012.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 0.85% of the average daily net assets. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of each subaccount’s average daily net asset value. The amount of these charges differs by subaccount and ranges from 0.25% to 0.60%, as indicated in the below table:

Administrative Charge	Subaccount
0.25%	Guggenheim VT All Cap Value, Guggenheim VT Large Cap Value, Guggenheim VT Mid Cap Growth, Guggenheim VT Mid Cap Value, Guggenheim VT MSCI EAFE Equal Weight, and Guggenheim VT Small Cap Value
0.35%	Invesco V.I. International Growth and Invesco V.I. Mid Cap Core Equity
0.40%	Direxion Dynamic VP HY Bond, Dreyfus VIF International Value Fund, and Oppenheimer Main Street Small- & Mid-Cap Fund/VA
0.45%	Invesco V.I. Government Securities Fund and all of the Guggenheim VT and Rydex VT Funds except for those listed elsewhere
0.50%
Federated High Income Bond II, Guggenheim VT CLS AdvisorOne Amerigo, Guggenheim VT CLS AdvisorOne Clermont, and Guggenheim VT CLS AdvisorOne Select Allocation, and all of the Fidelity Funds except for those listed elsewhere

0.55%	Fidelity Index VIP 500, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Total Return, and Wells Fargo Advantage Opportunity VT
0.60%
Federated Fund for U.S. Government Securities II, Franklin Small-Mid Cap Growth, Invesco Van Kampen V.I. American Franchise, Neuberger Berman AMT Guardian, Neuberger Berman AMT Large Cap Value, Templeton Developing Markets Securities, and Templeton Foreign Securities

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Contract owner maintenance charges on the statements of changes in net assets may include the following charges:

•
Mortality and Expense Risk Charge:  If the net asset value of an individual contract is less than $100,000, SBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•	Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% for units withdrawn in the first seven years of the contract.

•
Administrative Charge: SBL deducts an account administrative fee of $30 at each contract anniversary, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: SBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 2% of the contract value.

3. Summary of Unit Transactions

The changes in units outstanding for the years ended December 31, 2012 and 2011, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, were as follows:

	2012			2011
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Direxion Dynamic VP HY Bond	11,663,455	(12,842,568)	(1,179,113)	10,703,425	(8,625,480)	2,077,945
Dreyfus VIF International Value	143,413	(123,287)	20,126	191,031	(283,279)	(92,248)
Federated Fund for U.S. Government Securities II	610,835	(625,636)	(14,801)	826,688	(930,004)	(103,316)
Federated High Income Bond II	1,059,106	(1,202,552)	(143,446)	2,039,950	(2,448,470)	(408,520)
Fidelity VIP Contrafund	538,033	(660,527)	(122,494)	1,076,061	(1,459,872)	(383,811)
Fidelity VIP Growth Opportunities	651,364	(859,662)	(208,298)	1,596,772	(1,304,698)	292,074
Fidelity VIP Index 500	858,590	(938,031)	(79,441)	1,519,996	(1,010,706)	509,290
Fidelity VIP Investment Grade Bond	480,809	(689,281)	(208,472)	1,178,914	(1,950,732)	(771,818)
Franklin Small-Mid Cap Growth Securities	163,799	(211,667)	(47,868)	626,277	(709,527)	(83,250)
Guggenheim VT All Cap Value	47,954	(77,407)	(29,453)	55,011	(20,586)	34,425
Guggenheim VT All-Asset Aggressive Strategy	96,802	(60,643)	36,159	120,157	(241,956)	(121,799)

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2012			2011
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Guggenheim VT All-Asset Conservative Strategy	81,463	(122,495)	(41,032)	590,309	(586,564)	3,745
Guggenheim VT All-Asset Moderate Strategy	179,937	(188,019)	(8,082)	258,624	(329,061)	(70,437)
Guggenheim VT CLS AdvisorOne Amerigo	1,354,392	(2,236,133)	(881,741)	1,360,431	(2,803,554)	(1,443,123)
Guggenheim VT CLS AdvisorOne Clermont	903,226	(1,368,458)	(465,232)	1,278,107	(1,274,051)	4,056
Guggenheim VT CLS AdvisorOne Select Allocation	568,329	(1,045,980)	(477,651)	475,941	(989,651)	(513,710)
Guggenheim VT Large Cap Value	445,787	(443,015)	2,772	307,423	(568,909)	(261,486)
Guggenheim VT Mid Cap Growth	222,537	(223,414)	(877)	194,065	(304,437)	(110,372)
Guggenheim VT Mid Cap Value	205,068	(220,401)	(15,333)	411,542	(365,419)	46,123
Guggenheim VT MSCI EAFE Equal Weight	357,316	(384,165)	(26,849)	660,369	(1,255,095)	(594,726)
Guggenheim VT Multi-Hedge Strategies	202,372	(241,066)	(38,694)	446,944	(484,070)	(37,126)
Guggenheim VT Small Cap Value	375,580	(410,705)	(35,125)	374,759	(478,938)	(104,179)
Guggenheim VT U.S. Long Short Momentum	69,311	(102,896)	(33,585)	74,943	(200,048)	(125,105)
Invesco V.I. Government Securities	1,046,342	(1,236,588)	(190,246)	726,690	(377,422)	349,268
Invesco V.I. International Growth	598,013	(1,022,754)	(424,741)	1,025,961	(1,390,938)	(364,977)
Invesco V.I. Mid Cap Core Equity	201,532	(249,631)	(48,099)	322,442	(876,423)	(553,981)
Invesco Van Kampen V.I. American Franchise	615,084	(641,387)	(26,303)	113,190	(151,366)	(38,176)
Neuberger Berman AMT Guardian	47,465	(164,972)	(117,507)	546,211	(415,814)	130,397
Neuberger Berman AMT Large Cap Value	85,956	(209,719)	(123,763)	285,655	(331,182)	(45,527)
Oppenheimer Main Street Small- & Mid-Cap Fund/VA	250,301	(262,959)	(12,658)	237,035	(425,469)	(188,434)
PIMCO VIT Low Duration	1,357,626	(975,649)	381,977	1,412,688	(1,436,311)	(23,623)
PIMCO VIT Real Return	840,892	(1,297,557)	(456,665)	2,969,167	(2,683,261)	285,906
PIMCO VIT Total Return	2,890,738	(2,783,339)	107,399	3,308,595	(4,177,901)	(869,306)
Rydex VT Banking	2,142,197	(1,440,789)	701,408	1,767,204	(1,882,944)	(115,740)
Rydex VT Basic Materials	447,511	(509,790)	(62,279)	1,154,763	(1,878,824)	(724,061)
Rydex VT Biotechnology	2,454,517	(2,106,322)	348,195	2,419,181	(2,475,037)	(55,856)
Rydex VT Commodities Strategy	678,341	(765,838)	(87,497)	1,475,740	(1,668,226)	(192,486)
Rydex VT Consumer Products	979,991	(1,231,939)	(251,948)	1,706,187	(1,603,852)	102,335
Rydex VT Dow 2x Strategy	2,892,359	(2,920,238)	(27,879)	3,629,297	(3,626,863)	2,434
Rydex VT Electronics	1,761,614	(1,689,569)	72,045	3,647,718	(4,021,345)	(373,627)

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2012			2011
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Rydex VT Energy	647,430	(947,724)	(300,294)	1,605,906	(1,793,744)	(187,838)
Rydex VT Energy Services	855,236	(1,059,016)	(203,780)	2,680,821	(3,313,560)	(632,739)
Rydex VT Europe 1.25x Strategy	2,885,387	(2,550,788)	334,599	2,165,179	(2,479,185)	(314,006)
Rydex VT Financial Services	1,212,754	(1,103,211)	109,543	455,463	(424,892)	30,571
Rydex VT Government Long Bond 1.2x Strategy	5,428,157	(5,572,424)	(144,267)	9,439,864	(9,417,890)	21,974
Rydex VT Health Care	1,044,064	(1,066,402)	(22,338)	1,741,199	(1,334,254)	406,945
Rydex VT Internet	495,284	(360,128)	135,156	459,408	(759,067)	(299,659)
Rydex VT Inverse Dow 2x Strategy	23,322,916	(24,032,806)	(709,890)	31,546,332	(31,946,305)	(399,973)
Rydex VT Inverse Government Long Bond Strategy	19,244,971	(18,955,785)	289,186	20,940,992	(21,433,721)	(492,729)
Rydex VT Inverse Mid-Cap Strategy	842,044	(218,066)	623,978	1,215,754	(1,198,332)	17,422
Rydex VT Inverse NASDAQ-100 Strategy	12,944,658	(12,986,494)	(41,836)	14,672,651	(14,703,538)	(30,887)
Rydex VT Inverse Russell 2000 Strategy	12,014,922	(11,383,301)	631,621	14,224,719	(14,275,118)	(50,399)
Rydex VT Inverse S&P 500 Strategy	6,534,242	(6,544,999)	(10,757)	11,496,763	(11,352,687)	144,076
Rydex VT Japan 2x Strategy	1,663,639	(1,708,571)	(44,932)	1,618,569	(1,727,005)	(108,436)
Rydex VT Leisure	741,645	(493,637)	248,008	506,342	(697,858)	(191,516)
Rydex VT Mid-Cap 1.5x Strategy	1,811,610	(2,015,438)	(203,828)	2,170,805	(2,160,242)	10,563
Rydex VT NASDAQ-100	6,789,692	(7,460,933)	(671,241)	9,038,233	(9,370,772)	(332,539)
Rydex VT NASDAQ-100 2x Strategy	10,227,314	(10,444,322)	(217,008)	14,472,198	(14,806,535)	(334,337)
Rydex VT Nova	3,548,937	(3,483,325)	65,612	8,467,025	(8,776,678)	(309,653)
Rydex VT Precious Metals	1,511,720	(1,464,892)	46,828	3,138,314	(3,623,023)	(484,709)
Rydex VT Real Estate	1,354,796	(1,296,338)	58,458	1,438,063	(1,540,461)	(102,398)
Rydex VT Retailing	661,512	(867,275)	(205,763)	758,717	(499,412)	259,305
Rydex VT Russell 2000 1.5x Strategy	1,388,341	(1,620,940)	(232,599)	2,337,092	(2,177,991)	159,101
Rydex VT Russell 2000 2x Strategy	8,202,725	(9,208,115)	(1,005,390)	9,003,336	(8,104,534)	898,802
Rydex VT S&P 500 2x Strategy	9,817,519	(10,394,003)	(576,484)	13,520,203	(13,230,469)	289,734
Rydex VT S&P 500 Pure Growth	2,448,835	(2,773,786)	(324,951)	4,465,592	(5,176,510)	(710,918)
Rydex VT S&P 500 Pure Value	2,991,367	(2,687,044)	304,323	2,667,358	(2,599,671)	67,687
Rydex VT S&P MidCap 400 Pure Growth	1,224,251	(1,394,993)	(170,742)	2,370,521	(2,774,460)	(403,939)
Rydex VT S&P MidCap 400 Pure Value	1,687,187	(1,709,487)	(22,300)	1,139,995	(1,024,526)	115,469

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2012			2011
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Rydex VT S&P SmallCap 600 Pure Growth	697,257	(1,170,416)	(473,159)	2,826,645	(2,880,452)	(53,807)
Rydex VT S&P SmallCap 600 Pure Value	1,673,758	(1,551,904)	121,854	1,656,283	(1,655,082)	1,201
Rydex VT Strengthening Dollar 2x Strategy	1,252,188	(1,461,358)	(209,170)	2,505,479	(2,757,499)	(252,020)
Rydex VT Technology	904,804	(1,360,321)	(455,517)	2,018,132	(2,762,211)	(744,079)
Rydex VT Telecommunications	850,772	(1,010,622)	(159,850)	982,179	(1,002,301)	(20,122)
Rydex VT Transportation	352,650	(371,681)	(19,031)	708,535	(859,613)	(151,078)
Rydex VT U.S. Government Money Market	70,185,299	(74,398,070)	(4,212,771)	108,660,275	(108,984,758)	(324,483)
Rydex VT Utilities	2,295,598	(3,312,438)	(1,016,840)	4,257,902	(3,283,748)	974,154
Rydex VT Weakening Dollar 2x Strategy	106,799	(118,521)	(11,722)	370,227	(372,582)	(2,355)
Templeton Developing Markets Securities	428,378	(334,073)	94,305	361,106	(854,086)	(492,980)
Templeton Foreign Securities	248,216	(185,380)	62,836	317,295	(802,542)	(485,247)
Wells Fargo Advantage Opportunity VT	86,292	(170,012)	(83,720)	375,644	(512,550)	(136,906)

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for each of the five years in the period ended December 31, 2012, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, were as follows:

Subaccount	2012	2011	2010	2009	2008

Direxion Dynamic VP HY Bond
Units	2,774,743	3,953,856	1,875,911	4,048,895	5,160,361
Unit value	$8.88	$8.49	$8.44	$8.47	$8.05
Net assets	$24,609,398	$33,536,696	$15,823,855	$34,271,203	$41,522,404
Ratio of expenses to net assets*	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio**	3.62%	3.81%	4.79%	2.01%	2.48%
Total return***	4.59%	0.59%	(0.35)%	5.22%	(13.74)%

Dreyfus VIF International Value
Units	278,953	258,827	351,075	650,996	456,503
Unit value	$6.48	$6.02	$7.73	$7.74	$6.18
Net assets	$1,806,820	$1,556,180	$2,710,177	$5,033,550	$2,819,515
Ratio of expenses to net assets*	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio**	2.18%	1.84%	1.26%	3.81%	1.95%
Total return***	7.64%	(22.12)%	(0.13)%	25.24%	(40.06)%

Federated Fund for U.S. Government Securities II
Units	588,678	603,479	706,795	1,088,850	1,176,122
Unit value	$10.14	$10.30	$10.18	$10.12	$10.06
Net assets	$5,975,127	$6,219,531	$7,200,220	$11,027,661	$11,837,423
Ratio of expenses to net assets*	1.45%	1.45%	1.45%	1.45%	1.45%
Investment income ratio**	3.61%	3.74%	4.98%	6.18%	4.54%
Total return***	(1.55)%	1.18%	0.59%	0.60%	(0.30)%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008

Federated High Income Bond II
Units	1,569,764	1,713,210	2,121,730	2,331,087	2,012,010
Unit value	$14.62	$13.36	$13.30	$12.15	$8.32
Net assets	$22,951,890	$22,889,976	$28,224,569	$28,318,940	$16,746,274
Ratio of expenses to net assets*	1.35%	1.35%	1.35%	1.35%	1.35%
Investment income ratio**	8.01%	9.25%	8.34%	8.12%	10.43%
Total return***	9.43%	0.45%	9.47%	46.03%	(29.25)%

Fidelity VIP Contrafund
Units	1,464,714	1,587,208	1,971,019	2,408,408	3,006,932
Unit value	$12.66	$11.39	$12.23	$10.93	$8.43
Net assets	$18,537,860	$18,067,314	$24,106,411	$26,313,308	$25,332,128
Ratio of expenses to net assets*	1.35%	1.35%	1.35%	1.35%	1.35%
Investment income ratio**	1.13%	0.68%	0.89%	1.05%	0.61%
Total return***	11.15%	(6.87)%	11.89%	29.66%	(45.12)%

Fidelity VIP Growth Opportunities
Units	732,297	940,595	648,521	801,913	450,352
Unit value	$9.04	$7.92	$8.11	$6.86	$4.93
Net assets	$6,629,364	$7,450,593	$5,263,078	$5,502,998	$2,218,799
Ratio of expenses to net assets*	1.35%	1.35%	1.35%	1.35%	1.35%
Investment income ratio**	0.16%	-%	-%	0.28%	0.04%
Total return***	14.14%	(2.34)%	18.22%	39.15%	(57.02)%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008

Fidelity VIP Index 500
Units	1,529,632	1,609,073	1,099,783	1,238,253	1,208,755
Unit value	$8.92	$8.06	$8.28	$7.54	$6.24
Net assets	$13,638,407	$12,967,702	$9,099,502	$9,333,307	$7,539,516
Ratio of expenses to net assets*	1.40%	1.40%	1.40%	1.40%	1.40%
Investment income ratio**	2.00%	2.10%	1.50%	2.18%	1.60%
Total return***	10.67%	(2.66)%	9.81%	20.83%	(39.83)%

Fidelity VIP Investment Grade Bond
Units	1,247,168	1,455,640	2,227,458	2,632,927	1,579,693
Unit value	$11.37	$11.25	$10.98	$10.66	$9.64
Net assets	$14,185,351	$16,375,713	$24,449,713	$28,069,877	$15,235,544
Ratio of expenses to net assets*	1.35%	1.35%	1.35%	1.35%	1.35%
Investment income ratio**	1.99%	2.52%	3.20%	8.12%	4.90%
Total return***	1.07%	2.46%	3.00%	10.58%	(7.66)%

Franklin Small-Mid Cap Growth Securities
Units	315,036	362,904	446,154	220,672	119,336
Unit value	$9.96	$9.39	$10.32	$8.45	$6.16
Net assets	$3,138,158	$3,409,752	$4,604,896	$1,866,297	$735,033
Ratio of expenses to net assets*	1.45%	1.45%	1.45%	1.45%	1.45%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	6.07%	(9.01)%	22.13%	37.18%	(44.95)%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008

Guggenheim VT All Cap Value(2)
Units	32,429	61,882	27,457	29,013	-
Unit value****	$15.28	$13.78	$15.01	$13.41	$10.51
Net assets	$495,380	$852,689	$411,943	$388,922	$-
Ratio of expenses to net assets*	1.10%	1.10%	1.10%	1.10%	1.10%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	10.89%	(8.19)%	11.93%	27.59%	5.10%
Guggenheim VT All-Asset Aggressive Strategy
Units	147,121	110,962	232,761	212,326	251,831
Unit value	$9.08	$8.42	$9.18	$8.53	$7.52
Net assets	$1,337,785	$935,461	$2,138,313	$1,812,176	$1,895,599
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	1.32%	0.65%	0.66%	-%	0.90%
Total return***	7.84%	(8.28)%	7.62%	13.43%	(28.24)%
Guggenheim VT All-Asset Conservative Strategy
Units	279,990	321,022	317,277	263,980	444,993
Unit value	$8.83	$8.56	$9.05	$8.80	$8.74
Net assets	$2,467,297	$2,742,946	$2,868,044	$2,319,958	$3,888,516
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	1.44%	0.52%	2.73%	-%	4.46%
Total return***	3.15%	(5.41)%	2.84%	0.69%	(14.65)%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008

Guggenheim VT All-Asset Moderate Strategy
Units	515,727	523,809	594,246	799,977	812,846
Unit value	$8.90	$8.44	$9.07	$8.78	$8.20
Net assets	$4,587,461	$4,421,216	$5,388,416	$7,022,030	$6,662,828
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	1.68%	0.41%	1.79%	-%	2.24%
Total return***	5.45%	(6.95)%	3.30%	7.07%	(21.00)%
Guggenheim VT CLS AdvisorOne Amerigo
Units	5,272,109	6,153,850	7,596,973	9,679,105	14,315,946
Unit value	$11.46	$10.52	$11.86	$10.76	$8.06
Net assets	$60,314,469	$64,690,712	$90,007,980	$104,055,387	$115,341,294
Ratio of expenses to net assets*	1.35%	1.35%	1.35%	1.35%	1.35%
Investment income ratio**	-%	-%	0.08%	0.50%	0.30%
Total return***	8.94%	(11.30)%	10.22%	33.50%	(45.50)%
Guggenheim VT CLS AdvisorOne Clermont
Units	2,651,534	3,116,766	3,112,710	3,473,552	3,535,381
Unit value	$9.52	$8.97	$9.40	$8.85	$7.54
Net assets	$25,236,660	$27,969,955	$29,258,425	$30,728,491	$26,650,431
Ratio of expenses to net assets*	1.35%	1.35%	1.35%	1.35%	1.35%
Investment income ratio**	1.58%	1.76%	1.75%	2.15%	1.07%
Total return***	6.13%	(4.57)%	6.21%	17.37%	(33.04)%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008

Guggenheim VT CLS AdvisorOne Select Allocation
Units	2,567,331	3,044,982	3,558,692	4,439,520	6,229,148
Unit value	$8.71	$8.09	$8.82	$8.10	$6.23
Net assets	$22,352,671	$24,635,076	$31,395,331	$35,964,304	$38,816,454
Ratio of expenses to net assets*	1.35%	1.35%	1.35%	1.35%	1.35%
Investment income ratio**	1.10%	1.37%	1.58%	2.19%	1.26%
Total return***	7.66%	(8.28)%	8.89%	30.02%	(44.62)%

Guggenheim VT Large Cap Value(2)
Units	165,264	162,492	423,978	63,856	353
Unit value	$14.23	$12.83	$13.90	$12.47	$10.27
Net assets	$2,353,406	$2,084,800	$5,893,984	$796,224	$3,631
Ratio of expenses to net assets*	1.10%	1.10%	1.10%	1.10%	1.10%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	10.91%	(7.70)%	11.47%	21.42%	2.70%

Guggenheim VT Mid Cap Growth(2)
Units	50,218	51,095	161,467	63,665	3,397
Unit value	$17.61	$15.85	$17.26	$14.48	$10.48
Net assets	$883,842	$809,323	$2,786,553	$921,818	$35,612
Ratio of expenses to net assets*	1.10%	1.10%	1.10%	1.10%	1.10%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	11.10%	(8.17)%	19.20%	38.17%	4.80%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008

Guggenheim VT Mid Cap Value(2)
Units	169,266	184,599	138,476	133,943	11,214
Unit value	$17.27	$15.37	$17.31	$15.31	$11.08
Net assets	$2,924,197	$2,837,181	$2,397,400	$2,050,170	$124,280
Ratio of expenses to net assets*	1.10%	1.10%	1.10%	1.10%	1.10%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	12.36%	(11.21)%	13.06%	38.18%	10.80%

Guggenheim VT MSCI EAFE Equal Weight
Units	551,075	577,924	1,172,650	1,085,554	1,406,380
Unit value	$10.32	$9.23	$11.42	$10.28	$8.95
Net assets	$5,695,666	$5,338,618	$13,398,936	$11,171,611	$12,593,168
Ratio of expenses to net assets*	1.10%	1.10%	1.10%	1.10%	1.10%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	11.81%	(19.18)%	11.09%	14.86%	(40.85)%

Guggenheim VT Multi-Hedge Strategies
Units	219,680	258,374	295,500	398,874	307,179
Unit value	$7.13	$7.29	$7.36	$7.23	$7.81
Net assets	$1,566,906	$1,882,002	$2,174,126	$2,885,125	$2,398,382
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	0.55%	-%	-%	1.16%	0.55%
Total return***	(2.19)%	(0.95)%	1.80%	(7.43)%	(22.13)%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008

Guggenheim VT Small Cap Value
Units	296,113	331,238	435,417	500,070	636,461
Unit value	$23.17	$20.20	$22.07	$18.86	$12.60
Net assets	$6,857,044	$6,688,418	$9,603,961	$9,429,062	$8,019,929
Ratio of expenses to net assets*	1.10%	1.10%	1.10%	1.10%	1.10%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	14.70%	(8.47)%	17.02%	49.68%	(41.07)%

Guggenheim VT U.S. Long Short Momentum
Units	249,836	283,421	408,526	594,014	980,554
Unit value	$8.94	$8.94	$9.99	$9.38	$7.69
Net assets	$2,231,438	$2,531,537	$4,078,365	$5,568,584	$7,540,273
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	0.07%	-%
Total return***	-%	(10.51)%	6.50%	21.98%	(43.25)%

Invesco V.I. Government Securities(2)
Units	159,022	349,268	-	-	-
Unit value	$9.72	$9.93	$-	$-	$-
Net assets	$1,544,566	$3,466,573	$-	$-	$-
Ratio of expenses to net assets*	1.30%	1.30%	-%	-%	-%
Investment income ratio**	2.55%	-%	-%	-%	-%
Total return***	(2.11)%	3.65%	-%	-%	-%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008

Invesco V.I. International Growth
Units	877,947	1,302,688	1,667,665	1,708,419	1,890,443
Unit value	$9.06	$8.20	$9.19	$8.51	$6.58
Net assets	$7,946,234	$10,673,618	$15,322,822	$14,536,920	$12,436,626
Ratio of expenses to net assets*	1.20%	1.20%	1.20%	1.20%	1.20%
Investment income ratio**	0.85%	1.02%	1.35%	1.36%	0.32%
Total return***	10.49%	(10.77)%	7.99%	29.33%	(42.98)%

Invesco V.I. Mid Cap Core Equity
Units	218,756	266,855	820,836	877,773	1,189,533
Unit value	$9.34	$8.81	$9.83	$9.01	$7.24
Net assets	$2,041,647	$2,348,357	$8,064,942	$7,904,551	$8,606,108
Ratio of expenses to net assets*	1.20%	1.20%	1.20%	1.20%	1.20%
Investment income ratio**	-%	0.07%	0.35%	0.92%	1.57%
Total return***	6.02%	(10.38)%	9.10%	24.45%	(31.57)%

Invesco Van Kampen V.I. American Franchise
Units	173,705	200,008	238,184	234,875	293,648
Unit value	$6.56	$6.09	$6.92	$6.26	$5.41
Net assets	$1,138,961	$1,217,381	$1,646,222	$1,469,834	$1,587,867
Ratio of expenses to net assets*	1.45%	1.45%	1.45%	1.45%	1.45%
Investment income ratio**	-%	0.18%	0.64%	0.57%	-%
Total return***	7.72%	(11.99)%	10.54%	15.71%	(44.96)%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008

Neuberger Berman AMT Guardian
Units	316,178	433,685	303,288	283,852	564,006
Unit value	$9.61	$8.91	$9.60	$8.43	$6.80
Net assets	$3,035,125	$3,862,468	$2,910,129	$2,392,808	$3,833,991
Ratio of expenses to net assets*	1.45%	1.45%	1.45%	1.45%	1.45%
Investment income ratio**	0.26%	0.63%	0.37%	0.89%	0.94%
Total return***	7.86%	(7.19)%	13.88%	23.97%	(39.98)%

Neuberger Berman AMT Large Cap Value
Units	411,521	535,284	580,811	1,110,270	1,387,753
Unit value	$9.69	$8.69	$10.25	$9.26	$6.20
Net assets	$3,988,184	$4,651,410	$5,952,983	$10,284,488	$8,611,103
Ratio of expenses to net assets*	1.45%	1.45%	1.45%	1.45%	1.45%
Investment income ratio**	0.39%	-%	0.48%	2.53%	0.57%
Total return***	11.51%	(15.22)%	10.69%	49.35%	(54.48)%

Oppenheimer Main Street Small- & Mid-Cap Fund/VA
Units	286,395	299,053	487,487	245,013	298,196
Unit value	$9.34	$8.28	$8.85	$7.51	$5.72
Net assets	$2,675,536	$2,477,022	$4,315,266	$1,837,764	$1,705,664
Ratio of expenses to net assets*	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio**	0.30%	0.36%	0.39%	0.71%	0.26%
Total return***	12.80%	(6.44)%	17.84%	31.29%	(40.60)%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008

PIMCO VIT Low Duration
Units	2,015,075	1,633,098	1,656,721	1,535,065	1,381,976
Unit value	$10.45	$10.32	$10.67	$10.59	$9.77
Net assets	$21,071,578	$16,859,877	$17,679,828	$16,258,581	$13,497,664
Ratio of expenses to net assets*	1.40%	1.40%	1.40%	1.40%	1.40%
Investment income ratio**	1.87%	1.80%	1.87%	3.57%	4.71%
Total return***	1.26%	(3.28)%	0.76%	8.39%	(4.68)%

PIMCO VIT Real Return
Units	1,664,757	2,121,422	1,835,516	1,889,295	1,705,351
Unit value	$12.46	$11.97	$11.20	$10.83	$9.56
Net assets	$20,726,826	$25,384,652	$20,555,805	$20,458,724	$16,305,719
Ratio of expenses to net assets*	1.40%	1.40%	1.40%	1.40%	1.40%
Investment income ratio**	1.01%	2.19%	1.73%	3.33%	4.94%
Total return***	4.09%	6.88%	3.42%	13.28%	(11.07)%

PIMCO VIT Total Return
Units	4,194,006	4,086,607	4,955,913	6,152,576	5,111,502
Unit value	$11.91	$11.35	$11.45	$11.07	$10.15
Net assets	$49,959,737	$46,422,058	$56,777,529	$68,137,148	$51,879,237
Ratio of expenses to net assets*	1.40%	1.40%	1.40%	1.40%	1.40%
Investment income ratio**	2.51%	2.60%	2.71%	5.04%	5.51%
Total return***	4.93%	(0.87)%	3.43%	9.06%	0.30%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008

Rydex VT Banking
Units	821,452	120,044	235,784	326,667	1,049,782
Unit value	$4.48	$3.77	$5.05	$4.67	$5.05
Net assets	$3,680,660	$451,513	$1,194,379	$1,525,977	$5,296,279
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	0.39%	0.50%	2.35%	1.66%	0.15%
Total return***	18.83%	(25.35)%	8.14%	(7.52)%	(43.58)%

Rydex VT Basic Materials
Units	457,011	519,290	1,243,351	1,091,607	1,046,113
Unit value	$13.77	$12.99	$16.23	$13.37	$8.98
Net assets	$6,296,213	$6,744,871	$20,168,075	$14,593,888	$9,394,597
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	0.56%	0.22%	0.43%
Total return***	6.00%	(19.96)%	21.39%	48.89%	(47.67)%

Rydex VT Biotechnology
Units	807,181	458,986	514,842	543,645	1,105,938
Unit value	$9.10	$6.99	$6.60	$6.22	$5.49
Net assets	$7,334,012	$3,198,682	$3,387,322	$3,376,631	$6,067,574
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	30.19%	5.91%	6.11%	13.30%	(15.54)%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008

Rydex VT Commodities Strategy
Units	571,740	659,237	851,723	792,882	867,386
Unit value	$4.55	$4.82	$5.39	$5.21	$4.87
Net assets	$2,602,138	$3,178,623	$4,590,223	$4,130,261	$4,224,278
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	9.79%	-%	1.76%	2.47%
Total return***	(5.60)%	(10.58)%	3.45%	6.98%	(51.20)%

Rydex VT Consumer Products
Units	341,537	593,485	491,150	454,669	580,932
Unit value	$14.08	$13.48	$12.37	$11.01	$9.65
Net assets	$4,805,693	$7,997,758	$6,074,096	$5,006,629	$5,606,818
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	0.78%	1.69%	1.67%	1.79%	0.12%
Total return***	4.45%	8.97%	12.35%	14.09%	(26.62)%

Rydex VT Dow 2x Strategy
Units	576,912	604,791	602,357	1,185,166	3,879,947
Unit value	$8.48	$7.56	$7.23	$6.06	$4.62
Net assets	$4,889,231	$4,581,656	$4,363,971	$7,186,460	$17,922,857
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	0.42%	-%	0.75%
Total return***	12.17%	4.56%	19.31%	31.17%	(63.33)%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008

Rydex VT Electronics
Units	343,973	271,928	645,555	1,746,359	591,223
Unit value	$2.85	$2.95	$3.68	$3.51	$2.13
Net assets	$980,748	$800,286	$2,376,742	$6,133,904	$1,258,201
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	(3.39)%	(19.84)%	4.84%	64.79%	(52.24)%

Rydex VT Energy
Units	476,580	776,874	964,712	967,215	1,131,920
Unit value	$12.75	$13.00	$14.42	$12.64	$9.53
Net assets	$6,070,900	$10,094,700	$13,899,033	$12,219,511	$10,781,425
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	0.41%	-%	-%
Total return***	(1.92)%	(9.85)%	14.08%	32.63%	(48.29)%

Rydex VT Energy Services
Units	529,746	733,526	1,366,265	1,302,014	1,411,686
Unit value	$9.76	$10.15	$11.69	$9.68	$6.22
Net assets	$5,178,150	$7,452,914	$15,971,591	$12,601,074	$8,780,340
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	(3.84)%	(13.17)%	20.76%	55.63%	(59.37)%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008

Rydex VT Europe 1.25x Strategy
Units	621,718	287,119	601,125	1,100,573	629,556
Unit value	$6.66	$5.72	$7.03	$8.23	$6.33
Net assets	$4,137,419	$1,637,203	$4,223,653	$9,050,865	$3,984,714
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	0.83%	-%	0.95%	3.64%	0.27%
Total return***	16.43%	(18.63)%	(14.58)%	30.02%	(56.79)%

Rydex VT Financial Services
Units	449,666	340,123	309,552	379,948	562,323
Unit value	$5.44	$4.63	$5.68	$5.18	$4.52
Net assets	$2,445,059	$1,573,241	$1,749,614	$1,964,834	$2,540,512
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	0.30%	0.08%	1.10%	1.83%	-%
Total return***	17.49%	(18.49)%	9.65%	14.60%	(50.22)%

Rydex VT Government Long Bond 1.2x Strategy
Units	279,924	424,191	402,217	348,819	828,018
Unit value	$14.06	$14.25	$10.51	$9.97	$15.20
Net assets	$3,946,027	$6,055,575	$4,233,616	$3,477,794	$12,580,967
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	1.09%	2.13%	5.31%	2.43%	3.24%
Total return***	(1.33)%	35.59%	5.42%	(34.41)%	38.69%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008

Rydex VT Health Care
Units	777,309	799,647	392,702	734,182	1,339,450
Unit value	$9.50	$8.46	$8.44	$8.25	$6.91
Net assets	$7,389,591	$6,772,736	$3,321,845	$6,064,985	$9,265,026
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	0.21%	-%	-%
Total return***	12.29%	0.24%	2.30%	19.39%	(28.02)%

Rydex VT Internet
Units	345,218	210,062	509,721	1,109,110	461,053
Unit value	$5.71	$4.99	$5.92	$5.12	$3.22
Net assets	$1,967,345	$1,046,887	$3,011,646	$5,671,350	$1,485,018
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	14.43%	(15.71)%	15.63%	59.01%	(47.21)%

Rydex VT Inverse Dow 2x Strategy
Units	597,560	1,307,450	1,707,423	1,880,529	371,449
Unit value	$1.55	$2.08	$2.98	$4.46	$8.42
Net assets	$924,358	$2,711,956	$5,085,906	$8,393,548	$3,125,686
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	0.33%
Total return***	(25.48)%	(30.20)%	(33.18)%	(47.03)%	53.93%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008

Rydex VT Inverse Government Long Bond Strategy
Units	976,046	686,860	1,179,589	1,387,658	515,000
Unit value	$2.71	$3.02	$4.53	$5.42	$4.74
Net assets	$2,644,235	$2,066,999	$5,340,855	$7,517,520	$2,436,575
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	0.36%
Total return***	(10.26)%	(33.33)%	(16.42)%	14.35%	(33.15)%

Rydex VT Inverse Mid-Cap Strategy
Units	679,078	55,100	37,678	400,680	60,916
Unit value	$2.58	$3.30	$3.71	$5.19	$8.37
Net assets	$1,750,487	$181,539	$139,811	$2,080,037	$510,265
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	0.85%
Total return***	(21.82)%	(11.05)%	(28.52)%	(37.99)%	28.57%

Rydex VT Inverse NASDAQ-100 Strategy
Units	686,227	728,063	758,950	1,070,463	556,610
Unit value	$2.39	$3.06	$3.55	$4.71	$8.21
Net assets	$1,640,109	$2,229,554	$2,694,892	$5,047,581	$4,573,098
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	0.11%	0.60%
Total return***	(21.90)%	(13.80)%	(24.63)%	(42.63)%	41.80%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008

Rydex VT Inverse Russell 2000 Strategy
Units	1,011,389	379,768	430,167	773,491	308,747
Unit value	$2.43	$3.09	$3.50	$5.05	$7.85
Net assets	$2,453,444	$1,175,143	$1,504,300	$3,910,816	$2,423,949
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	0.94%
Total return***	(21.36)%	(11.71)%	(30.69)%	(35.67)%	19.48%

Rydex VT Inverse S&P 500 Strategy
Units	956,566	967,323	823,247	1,084,556	829,866
Unit value	$2.95	$3.71	$4.26	$5.35	$7.72
Net assets	$2,812,156	$3,582,350	$3,505,728	$5,797,952	$6,404,563
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	0.77%
Total return***	(20.49)%	(12.91)%	(20.37)%	(30.70)%	33.33%

Rydex VT Japan 2x Strategy
Units	142,989	187,921	296,357	548,487	879,220
Unit value	$6.27	$5.45	$8.00	$7.22	$6.10
Net assets	$897,415	$1,023,685	$2,372,648	$3,955,112	$5,355,860
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	0.34%	0.88%
Total return***	15.05%	(31.88)%	10.80%	18.36%	(35.72)%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008

Rydex VT Leisure
Units	341,371	93,363	284,879	124,840	94,936
Unit value	$8.05	$6.93	$7.06	$5.66	$4.32
Net assets	$2,745,252	$645,064	$2,011,219	$705,161	$409,779
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	0.13%	-%	-%
Total return***	16.16%	(1.84)%	24.73%	31.02%	(51.24)%

Rydex VT Mid-Cap 1.5x Strategy
Units	349,025	552,853	542,290	634,481	497,789
Unit value	$13.21	$11.09	$12.53	$9.51	$6.52
Net assets	$4,616,571	$6,136,641	$6,799,473	$6,038,512	$3,246,105
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	0.08%	-%
Total return***	19.12%	(11.49)%	31.76%	45.86%	(56.71)%

Rydex VT NASDAQ-100
Units	442,915	1,114,156	1,446,695	1,232,077	803,767
Unit value	$9.37	$8.38	$8.56	$7.54	$5.18
Net assets	$4,139,764	$9,320,554	$12,372,850	$9,289,407	$4,162,501
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	0.12%
Total return***	11.81%	(2.10)%	13.53%	45.56%	(44.36)%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008

Rydex VT NASDAQ-100 2x Strategy
Units	2,872,295	3,089,303	3,423,640	5,446,377	5,888,400
Unit value	$5.56	$4.33	$4.55	$3.47	$1.66
Net assets	$15,946,423	$13,355,670	$15,529,762	$18,880,601	$9,779,219
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	0.09%
Total return***	28.41%	(4.84)%	31.12%	109.04%	(73.78)%

Rydex VT Nova
Units	917,710	852,098	1,161,751	3,475,559	3,128,829
Unit value	$6.63	$5.66	$5.98	$5.20	$4.01
Net assets	$6,087,236	$4,828,172	$6,934,774	$18,073,209	$12,547,166
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	0.05%	0.17%	1.02%	0.49%
Total return***	17.14%	(5.35)%	15.00%	29.68%	(56.37)%

Rydex VT Precious Metals
Units	754,365	707,537	1,192,246	1,025,464	1,172,695
Unit value	$19.13	$20.82	$28.65	$21.66	$15.15
Net assets	$14,429,141	$14,729,686	$34,160,330	$22,212,777	$17,758,061
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	0.06%	-%	-%	-%
Total return***	(8.12)%	(27.33)%	32.27%	42.97%	(41.14)%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008

Rydex VT Real Estate
Units	386,215	327,757	430,155	894,212	507,864
Unit value	$13.25	$11.69	$11.93	$9.98	$8.32
Net assets	$5,117,190	$3,830,884	$5,132,314	$8,922,719	$4,222,216
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	2.02%	2.66%	2.03%	2.10%	0.65%
Total return***	13.34%	(2.01)%	19.54%	19.95%	(44.09)%

Rydex VT Retailing
Units	182,350	388,113	128,808	143,845	142,664
Unit value	$10.98	$9.82	$9.73	$8.12	$5.88
Net assets	$2,005,382	$3,812,594	$1,256,113	$1,170,539	$839,686
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	11.81%	0.92%	19.83%	38.10%	(35.74)%

Rydex VT Russell 2000 1.5x Strategy
Units	257,965	490,564	331,463	351,450	452,351
Unit value	$9.87	$8.44	$10.04	$7.60	$5.95
Net assets	$2,555,151	$4,147,695	$3,336,734	$2,677,704	$2,693,654
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	0.14%
Total return***	16.94%	(15.94)%	32.11%	27.73%	(53.41)%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008

Rydex VT Russell 2000 2x Strategy
Units	475,463	1,480,853	582,051	778,813	911,775
Unit value	$4.93	$3.99	$5.16	$3.63	$2.79
Net assets	$2,340,868	$5,898,217	$3,001,249	$2,832,663	$2,546,667
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	0.01%	1.89%
Total return***	23.56%	(22.67)%	42.15%	30.11%	(67.63)%

Rydex VT S&P 500 2x Strategy
Units	881,491	1,457,975	1,168,241	2,438,359	2,685,033
Unit value	$5.78	$4.66	$5.07	$4.22	$3.01
Net assets	$5,105,940	$6,813,164	$5,927,790	$10,291,025	$8,073,672
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	0.71%	-%
Total return***	24.03%	(8.09)%	20.14%	40.20%	(69.32)%

Rydex VT S&P 500 Pure Growth
Units	690,080	1,015,031	1,725,949	1,633,752	593,979
Unit value	$10.03	$9.24	$9.76	$8.15	$5.78
Net assets	$6,933,468	$9,386,970	$16,842,446	$13,312,130	$3,432,099
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	8.55%	(5.33)%	19.75%	41.00%	(42.32)%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008

Rydex VT S&P 500 Pure Value
Units	1,133,496	829,173	761,486	903,150	626,829
Unit value	$9.94	$8.49	$9.15	$7.94	$5.48
Net assets	$11,268,202	$7,039,659	$6,970,389	$7,173,910	$3,436,626
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	0.37%	0.03%	0.71%	2.21%	0.76%
Total return***	17.08%	(7.21)%	15.24%	44.89%	(50.81)%

Rydex VT S&P MidCap 400 Pure Growth
Units	775,572	946,314	1,350,253	1,146,442	773,682
Unit value	$14.26	$12.83	$13.48	$10.62	$7.07
Net assets	$11,054,252	$12,135,636	$18,201,058	$12,168,099	$5,466,534
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	11.15%	(4.82)%	26.93%	50.21%	(38.79)%

Rydex VT S&P MidCap 400 Pure Value
Units	485,421	507,721	392,252	736,382	450,510
Unit value	$10.93	$9.76	$10.97	$9.53	$6.41
Net assets	$5,309,205	$4,957,395	$4,306,174	$7,020,993	$2,887,934
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	0.73%	1.28%	-%
Total return***	11.99%	(11.03)%	15.11%	48.67%	(46.00)%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008

Rydex VT S&P SmallCap 600 Pure Growth
Units	299,925	773,084	826,891	559,047	648,540
Unit value	$11.52	$10.87	$10.96	$9.13	$7.11
Net assets	$3,460,184	$8,412,181	$9,074,765	$5,107,525	$4,613,738
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	5.98%	(0.82)%	20.04%	28.41%	(37.08)%

Rydex VT S&P SmallCap 600 Pure Value
Units	672,450	550,596	549,395	640,098	510,605
Unit value	$10.00	$8.67	$10.00	$8.34	$5.37
Net assets	$6,715,963	$4,768,265	$5,486,368	$5,337,795	$2,739,488
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	1.96%	1.31%
Total return***	15.34%	(13.30)%	19.90%	55.31%	(45.87)%

Rydex VT Strengthening Dollar 2x Strategy
Units	78,609	287,779	539,799	575,281	103,720
Unit value	$4.41	$4.91	$5.36	$5.86	$7.27
Net assets	$347,026	$1,412,715	$2,896,853	$3,371,815	$753,898
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	(10.18)%	(8.40)%	(8.53)%	(19.39)%	1.11%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008

Rydex VT Technology
Units	405,393	860,910	1,604,989	2,799,716	796,309
Unit value	$5.22	$4.87	$5.59	$5.21	$3.50
Net assets	$2,114,806	$4,180,942	$8,968,969	$14,588,338	$2,783,824
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	7.19%	(12.88)%	7.29%	48.86%	(47.68)%

Rydex VT Telecommunications
Units	211,000	370,850	390,972	461,969	872,496
Unit value	$4.79	$4.77	$5.82	$5.31	$4.31
Net assets	$1,012,791	$1,773,952	$2,280,970	$2,457,308	$3,761,762
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	1.75%	0.79%	1.84%	1.83%	0.11%
Total return***	0.42%	(18.04)%	9.60%	23.20%	(47.57)%

Rydex VT Transportation
Units	57,815	76,846	227,924	115,839	313,388
Unit value	$9.39	$8.34	$9.79	$8.24	$7.33
Net assets	$541,425	$640,547	$2,230,172	$953,519	$2,296,383
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	0.33%	-%
Total return***	12.59%	(14.81)%	18.81%	12.41%	(28.35)%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008

Rydex VT U.S. Government Money Market
Units	12,247,725	16,460,496	16,784,979	20,228,052	33,899,383
Unit value	$6.87	$7.17	$7.49	$7.81	$8.15
Net assets	$84,010,787	$117,929,430	$125,521,553	$157,984,692	$276,316,984
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	0.01%	0.02%	1.21%
Total return***	(4.18)%	(4.27)%	(4.10)%	(4.17)%	(3.21)%

Rydex VT Utilities
Units	775,678	1,792,518	818,364	1,146,044	1,210,528
Unit value	$6.63	$6.84	$6.14	$6.00	$5.50
Net assets	$5,133,481	$12,257,005	$5,018,031	$6,867,693	$6,656,561
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	1.87%	2.20%	2.52%	4.28%	0.23%
Total return***	(3.07)%	11.40%	2.33%	9.09%	(32.60)%

Rydex VT Weakening Dollar 2x Strategy
Units	105,528	117,250	119,605	122,244	559,995
Unit value	$8.80	$9.11	$9.88	$10.93	$10.70
Net assets	$929,202	$1,067,752	$1,180,641	$1,334,373	$5,989,060
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	0.02%	-%
Total return***	(3.40)%	(7.79)%	(9.61)%	2.15%	(15.95)%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008

Templeton Developing Markets Securities
Units	333,884	239,579	732,559	319,011	99,100
Unit value	$22.16	$20.48	$25.44	$22.62	$13.70
Net assets	$7,402,390	$4,907,654	$18,641,232	$7,217,103	$1,357,992
Ratio of expenses to net assets*	1.45%	1.45%	1.45%	1.45%	1.45%
Investment income ratio**	1.21%	1.20%	0.80%	2.71%	1.43%
Total return***	8.20%	(19.50)%	12.47%	65.11%	(54.77)%

Templeton Foreign Securities
Units	290,092	227,256	712,503	192,608	102,458
Unit value	$10.22	$9.03	$10.57	$10.19	$7.78
Net assets	$2,964,268	$2,053,938	$7,531,532	$1,963,581	$796,921
Ratio of expenses to net assets*	1.45%	1.45%	1.45%	1.45%	1.45%
Investment income ratio**	2.29%	2.49%	0.84%	1.93%	2.43%
Total return***	13.18%	(14.57)%	3.73%	30.98%	(42.96)%

Wells Fargo Advantage Opportunity VT
Units	278,407	362,127	499,033	401,139	466,160
Unit value	$11.16	$10.10	$11.17	$9.43	$6.67
Net assets	$3,109,219	$3,658,076	$5,575,410	$3,784,555	$3,110,912
Ratio of expenses to net assets*	1.40%	1.40%	1.40%	1.40%	1.40%
Investment income ratio**	0.10%	0.22%	0.81%	-%	1.87%
Total return***	10.50%	(9.58)%	18.45%	41.38%	(42.70)%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

*These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values. See Note 2.

**These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

***For periods shorter than a year, total return is not annualized. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

****Unit value information is calculated on a daily basis, regardless of whether or not the subaccount has contract owners.

(1)	For the period from April 29, 2011 (inception date) to December 31, 2011.
(2)	For the period from November 17, 2008 (inception date) to December 31, 2008.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

PART C
OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

a.	Financial Statements

The following financial statements are included in Part B of this Registration Statement: (1) the audited consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012; and (2) the audited financial statements of Variable Annuity Account XIV – AdvisorDesigns Variable Annuity at December 31, 2012, and for each of the specified periods ended December 31, 2012 and 2011, or for such portions of such periods as disclosed in the financial statements.

b.	Exhibits

	(1)	Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account(a)

	(2)	Not Applicable

	(3)	(a)	Service Facilities Agreement(v)
		(b)	Marketing Organization Agreement(s)
		(c)	SBL Variable Products Broker/Dealer Sales Agreement(s)
		(d)	SBL Variable Product Sales Agreement (3-Way Agreement) (Form 9482C 7-00)(e)
		(e)	Marketing Organization Agreement Commission Schedule(n)
		(f)	Amendment to Marketing Organization, SBL Variable Products Broker/Dealer Sales, and SBL Variable Product Sales Agreements(k)
		(g)	Distribution Agreement(m)

	(4)	(a)	Individual Contract (Form V6029 11-00)(d)
		(b)	Individual Contract-Unisex (Form V6029 11-00U)(d)
		(c)	Tax-Sheltered Annuity Endorsement (Form V6101 9-10)(w)
		(d)	Withdrawal Charge Waiver Endorsement (Form V6051 3-96)(b)
		(e)	Waiver of Withdrawal Charge for Terminal Illness Endorsement (Form V6051 TI 2-97)(b)
		(f)	Individual Retirement Annuity Endorsement (Form V6849A R9-10)(w)
		(g)	Roth IRA Endorsement (Form V6851A R9-10)(w)
		(h)	403a Endorsement (Form V6057 10-98)(c)
		(i)	Annual Stepped Up Death Benefit Rider (Form V6063 8-00)(a)
		(j)	Guaranteed Growth Death Benefit Rider (Form V6063-1 8-00)(a)
		(k)	Annual Stepped Up and Guaranteed Growth Death Benefit Rider (Form V6063-2 8-00)(a)
		(l)	Disability Rider (Form V6064 8-00)(a)
		(m)	Guaranteed Income Benefit Rider (Form V6065 8-00)(a)
		(n)	Credit Enhancement Rider (Form V6067 8-00)(a)
		(o)	Alternate Withdrawal Charge Rider (Form V6069 10-00)(d)
		(p)	Enhanced and Guaranteed Growth Death Benefit Rider (Form V6076 4-01)(e)
		(q)	Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider (Form V6077 4-01)(e)
		(r)	Enhanced Death Benefit Rider (Form V6078 4-01)(e)
		(s)	Enhanced and Annual Stepped Up Death Benefit Rider (Form V6079 4-01)(e)
		(t)	Annual Stepped Up Death Benefit Rider (Form V6081 FL 5-01)(e)
		(u)	Death Benefit Rider - Return of Premium Beyond Issue Age 80 (Form V6082 FL 5-01)(e)
		(v)	Credit Enhancement Rider (Form V6084 11-01)(f)
		(w)	CDSC Credit Endorsement (Form V6085 12-02)(g)
		(x)	Guaranteed Minimum Withdrawal Benefit (Form V6086 10-03)(i)
		(y)	Total Protection (Forms V6087 10-3)(h)
		(z)	CDSC Credit Endorsement (Form V6069 2-05)(j)
		(aa)	Dollar for Dollar Living Benefit Rider (Form V6094 R9-05)(o)
		(ab)	Dollar for Dollar Combination Benefit Rider (Form V6095 R9-05)(p)
		(ac)	Nursing Home Endorsement (Form 6052 10-10)(y)
		(ad)	Terminal Illness Endorsement (Form 6053 10-10)(y)

	(5)	(a)	Application (Form V9001 9-05)(n)
		(b)	Application (Form V9001 9-05)(x)
		(c)	Application – Unisex (Form V9001 U 9-05)(n)
		(d)	Application – Unisex (Form V9001 U 9-05)(x)

	(6)	(a)	Composite of Articles of Incorporation of SBL(j)
		(b)	Bylaws of SBL(s)

	(7)	Reinsurance agreement between the depositor and Union Hamilton Reinsurance, Ltd.(t)

	(8)	(a)	Participation Agreement – AIM – Variable Insurance Funds(ac)
(i) Amendment Nos. 1, 2, 3, and 4(ac)
		(b)	Participation Agreement – Dreyfus – Variable Insurance Funds(ac)
(i) Amendment Nos. 1, 2, and 3(ac)
		(c)	Participation Agreement – Federated(ad)
		(d)	Participation Agreement – Fidelity VIP(e)
(i) Amendment No. 1(e)
(ii) Amendment No. 2(o)
(iii) Amendment No. 3(t)
(iv) Amendment No. 4 (t)
		(e)	Participation Agreement – Franklin Templeton(ae)
(i) Amendment Nos. 1 and 2(ae)
(ii) Addendum to Participation Agreement(ae)
(iii) Amendment No. 4(ae)
		(f)	Participation Agreement – Neuberger Berman – AMT Funds(u)
		(g)	Participation Agreement – Oppenheimer(y)
(i) Amendment Nos. 1, 2, 3, 4 and 5(y)
		(h)	Participation Agreement – PIMCO – Variable Insurance Funds(ab)
		(i)	Participation Agreement – Potomac(l)
		(j)	Participation Agreement – Rydex – Variable Funds(p)
(i) Amendment No. 1(n)
(ii) Amendment No. 2(n)
(iii) Amendment No. 3(n)
(iv) Amendment No. 4(n)
(v) Amendment No. 5(n)
(vi) Amendment No. 6(o)
		(k)	Participation Agreement – SBL(ab)
		(l)	Participation Agreement – Van Kampen – Insurance Funds(m)
(i) Amendment No. 1(o)
		(m)	Participation Agreement – Wells Fargo(ac)
		(n)	Information Sharing Agreement – AIM(q)
		(o)	Information Sharing Agreement – Dreyfus(q)
		(p)	Information Sharing Agreement – Fidelity Insurance(p)
		(q)	Information Sharing Agreement – Neuberger Berman(q)
		(r)	Information Sharing Agreement – Oppenheimer(q)
		(s)	Information Sharing Agreement – PIMCO(q)
		(t)	Information Sharing Agreement – Potomac(r)
		(u)	Information Sharing Agreement – Rydex(q)
		(v)	Information Sharing Agreement – Security Funds(p)
		(w)	Information Sharing Agreement – Van Kampen(q)
		(x)	Information Sharing Agreement – Wells Fargo(r)

	(9)	Opinion of Counsel(l)

	(10)	(a)	Consent of Independent Registered Public Accounting Firm
		(b)	Consent of Counsel

	(11)	Not Applicable
	(12)	Not Applicable
	(13)	(a)	Powers of Attorney of Howard R. Fricke, John F. Frye, John F. Guyot, Michael P. Kiley, James F. Mullery, and Douglas G. Wolff(z)
		(b)	Power of Attorney of Roger S. Offermann(af)

(a)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333‑41180 (filed July 11, 2000).
(b)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333‑23723 (filed March 21, 1997).
(c)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333‑23723 (filed April 30, 1999).
(d)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333‑52114 (filed December 19, 2000).
(e)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333‑52114 (filed March 1, 2002).
(f)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333‑41180 (filed March 1, 2002).
(g)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333‑52114 (filed February 28, 2003).
(h)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333‑111589 (filed December 29, 2003).
(i)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333‑52114 (filed February 18, 2004).
(j)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333‑52114 (filed February 25, 2005).
(k)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333‑120399 (filed November 12, 2004).
(l)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333‑52114 (filed April 29, 2005).
(m)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 002‑89328 (filed April 28, 2006).
(n)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333‑52114 (filed April 28, 2006).
(o)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333‑138540 (filed March 9, 2007).
(p)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333‑41180 (filed April 27, 2007).
(q)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 033‑85592 (filed April 27, 2007).
(r)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333‑89236 (filed April 27, 2007).
(s)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 033‑85592 (filed April 29, 2008).
(t)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333‑52114 (filed April 29, 2008).
(u)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333‑84159 (filed April 27, 2009).
(v)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 002‑89328 (filed April 27, 2009).
(w)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333‑138540 (filed April 15, 2011).
(x)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333‑52114 (filed April 30, 2010).
(y)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333‑138540 (filed April 15, 2011).
(z)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333‑41180 (filed February 16, 2012).
(aa)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 002‑89328 (filed April 30, 2012).
(ab)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333‑84159 (filed April 27, 2012).
(ac)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333‑138540 (filed February 21, 2013).
(ad)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333‑138540 (filed December 28, 2012).
(ae)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2013).
(af)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑138540 (filed October 19, 2012).

Item 25.                 Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices with Depositor
Michael P. Kiley	Chief Executive Officer and Chairman of the Board
Douglas G. Wolff	President and Director
John F. Frye	Senior Vice President, Chief Financial Officer, Chief Investment Officer, Treasurer and Director
John F. Guyot	Senior Vice President, General Counsel, Secretary and Director
Roger S. Offermann	Senior Vice President, Chief Actuary, and Director
Albert J. Dal Porto	Vice President
Kevin M. Watt	Vice President
Christopher D. Swickard	Vice President, Associate General Counsel, and Assistant Secretary
Carmen R. Hill	Second Vice President and Chief Compliance Officer
*Located at One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor, Security Benefit Life Insurance Company (“SBL” or “the Company”), is indirectly controlled by Sammons Enterprises, Inc.  The Registrant is a segregated asset account of SBL.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).  Other companies directly or indirectly controlled by Sammons Enterprises, Inc. (SEI), as of December 31, 2012, are:

Name	Jurisdiction	Percent of Voting Securities Owned
1888 Fund, Ltd	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
1900 Capital, Inc.	DE	100%	by Compatriot Capital, Inc.
5180 CLO LP	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
7100 Holdings, LLC	DE	100%	by EquiTrust Life Insurance Company
A24 Films, LLC	DE	66.67%	by SBC Funding, LLC
Aberdeen investment entities	DE	100%	by Crossfield Holdings, LLC
Advisor Research Center, LLC	MD	100%	by Rydex Fund Services, LLC
AF investment entities	DE	100%	by GPFT Holdco, LLC
AF V, LLC	DE	100%	by GPFT Holdco, LLC
AF VI, LLC	DE	100%	by GPFT Holdco, LLC
AF VII, LLC	DE	100%	by GPFT Holdco, LLC
AFSP Fund I Partners, LLC	DE	53.61%	by Compatriot Capital, Inc.
AG/SRI Crystal Lake, LLC	DE	90%	by SRI Ventures, LLC
AG/SRI Fossil Creek, LLC	DE	90%	by SRI Ventures, LLC
AG/SRI Prestonwood, LLC	DE	90%	by SRI Ventures, LLC
Aircraft Mgmt. Company, LLC	DE	100%	by GPFT Holdco, LLC
Ann Arbor City Apartments, LLC	DE	90%	by Compatriot Capital, Inc.
		10%	by Village Green Holding, LLC
Argus Portfolios Holdings Ltd.	CYM	0%	Managed by Guggenheim Partners, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Argus Portfolios SPC	CYM	100%	by Argus Portfolios Holdings Ltd.
ASG Mortgage Investors, LLC	DE	35.29%	by 1900 Capital, Inc.
Asset Consulting Group, LLC	DE	100%	by GWM Holdco, LLC
Aureus Belmont Growth Partners, LLC	DE	61.45%	by Compatriot Capital, Inc.
Aureus Group, LLC	DE	29.85%	by Compatriot Capital, Inc.
Bateson Holdings, LLC	DE	100%	by EquiTrust Holdings, LLC
Bennington Stark Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
BFC Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Bingham LP	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Bismarck Development Company, LLC	DE	100%	by Bismarck Real Estate Partners, Inc.
Bismarck Real Estate Partners, Inc.	DE	100%	by GC Parent Holdings, LLC
Briggs Construction Equipment, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Briggs Equipment Mexico, Inc.	DE	100%	by Briggs Equipment, Inc.
Briggs Equipment UK Limited	GBR	100%	by Briggs UK Holdings, Inc.
Briggs Equipment, Inc.	DE	100%	by Briggs International, Inc.
Briggs Equipment, S.A. de C.V.	MEX	99%	by Briggs Equipment, Inc..
		1%	by Briggs Equipment Mexico, Inc
Briggs International, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Briggs UK Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Cainhoy Land & Timber, LLC	DE	65.5%	by GC Parent Holdings, LLC
California Reverse Mortgage Co.	CA	100%	by Generation Financial Mortgage, LLC
Canby investment entities	DE	100%	by Crossfield Holdings, LLC
Capitol Park investment entities	DE	100%	by Fairbury Holdings, LLC
Caprock Funding entities	DE	100%	by Corporate Funding V, LLC
Cedar Springs (Cayman) Ltd.	CYM	100%	by Cedar Springs Capital Company, LLC
Cedar Springs Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
CF-G Funding, LLC	DE	100%	by Gennessee Insurance Agency, LLC
Channel Capital Group Holdings, LLC	DE	38.25%	by Nominee Holding Company, LLC
Channel Capital Group LLC	DE	100%	by Channel Capital Group Holdings, LLC
Chelsea Creek Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Compatriot Capital, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Concord Minutemen (Cayman) Ltd.	CYM	100%	by Concord Minutemen Capital Company, LLC
Concord Minutemen Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Consolidated Investment Services, Inc.	NV	100%	by Sammons Enterprises, Inc.
Controladora Briggs de Mexico S. de R.L. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	Briggs Equipment Mexico, Inc.
Copper River CLO Ltd	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Corporate Funding investment entities	DE	100%	by GPFT Holdco, LLC
Corporate Funding IV, LLC	DE	100%	by GPFT Holdco, LLC
Corporate Funding V, LLC	DE	100%	by GPFT Holdco, LLC
CP Aureus FSP, LP	DE	49.47%	by AFSP Fund I Partners, LLC
Crestview investment entities	DE	100%	by Bateson Holdings, LLC
Crossfield Holdings, LLC	DE	100%	by PLIC Holdings, LLC
Crown Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Crown Point Funding (Cayman), Ltd.	CYM	100%	by Crown Point Capital Company, LLC
CSFC, LLC	DE	100%	by The Liberty Hampshire Company, LLC
DBI/ASG Mortgage Acquisition Fund I, LP	DE	55.4%	by 1900 Capital, Inc.
dcp Funding LLC	DE	27.81%	by Guggenheim Life and Annuity Company
dcp Funding LLC	DE	0%	Managed by Guggenheim Corporate Funding, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Deferred Compensation investment entities	DE	36.0-100%	by GC Deferred Compensation I, LLC
dick clark entities	DE	100%	by dcp Funding LLC
E2 CTA Portfolio Limited	CYM	100%	by The Liberty Hampshire Company, LLC
E2M Fund II Holdco, LP	DE	23.85%	by Compatriot Capital, Inc.
E2M Fund II Holdco, LP	DE	0%	Managed by E2M General Partner II, LLC
E2M General Partner II, LLC	DE	18.47%	by Compatriot Capital, Inc.
E2M General Partner III, LLC	DE	30%	by Compatriot Capital, Inc.
E2M Holdings, LLC	DE	30%	by Compatriot Capital, Inc.
E2M Partners, LLC	DE	100%	by E2M Holdings, LLC
E2M Strategic Fund (Fund A), LP	DE	80.46%	by Compatriot Capital, Inc.
E2M Strategic Fund (Fund A), LP	DE	0%	Managed by E2M General Partner III, LLC
E2M/SRC Investment Company, LLC	DE	37.03%	by Compatriot Capital, Inc.
E2M/SRC Investment Company, LLC	DE	60%	by E2M Fund II Holdco, LP
Edgehill Byron Capital Company Limited	IRL	0%	Managed by Guggenheim Partners, LLC
EFC Holdings investment entities	DE	100%	by GPFT Holdco, LLC
Eiger Fund I, LP	DE	38.79%	by Compatriot Capital, Inc.
Eiger Partners, LP	DE	10%	by Compatriot Capital, Inc.
Ellsford Financial Holdings, LLC	DE	100%	by EquiTrust Holdco Parent, LLC
ELSL Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC
Elsmere Insurance Agency, LLC	DE	100%	by Guggenheim Life and Annuity Company
Energy Asset Holdings LLC	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Enfield Holdings, LLC	NJ	100%	by EquiTrust Holdco Parent, LLC
Enterhealth, LLC	TX	21.3%	by Sammons Capital, Inc.
EquiTrust GBM Investco, LLC	DE	100%	by EquiTrust Life Insurance Company
EquiTrust Holdco Parent II, LLC	DE	30%	by Guggenheim Insurance Holdco, LLC
EquiTrust Holdco Parent II, LLC	DE	0%	Managed by Guggenheim Insurance Holdco, LLC
EquiTrust Holdco Parent II, LLC	DE	70%	by EquiTrust Investors Holdings, LLC
EquiTrust Holdco Parent, LLC	DE	100%	by EquiTrust Holdco Parent II, LLC
EquiTrust Holdco Parent, LLC	DE	0%	Mgmt. by EquiTrust Manager, LLC
EquiTrust Holdings, LLC	DE	100%	by EquiTrust Holdco Parent, LLC
EquiTrust Insurance Services, LLC	DE	100%	by Guggenheim Insurance Services, LLC
EquiTrust Investors Holdings, LLC	DE	0%	Managed by Guggenheim Insurance Holdco, LLC
EquiTrust Life Insurance Company	IA	100%	by EquiTrust Holdings, LLC
EquiTrust Manager, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
ET Note Holdco, LLC	DE	100%	by EquiTrust Investors Holdings, LLC
Fairbury Holdings, LLC	DE	100%	by GLAC Holdings, LLC
Fieldstone investment entities	DE	100%	by Bateson Holdings, LLC
First Security Benefit Life Insurance and Annuity Company of New York	NY	100%	by Security Benefit Corporation
Forklift Operations de Mexico, S.A. de C.V.	MEX	99%	by Controladora Briggs de Mexico S. de R.L. de C.V.
		1%	by Briggs Equipment Mexico, Inc.
Forrestal Portfolios, LLC	DE	100%	by Moore's Creek Capital Corporation
Franklin Park (Cyprus) Limited	CYP	100%	by GGIC IIP Holdings LP
Franklin Park India, LLC	DE	100%	by Infrastructure India Plc
GAAFS Holdings, LLC	DE	100%	by Guggenheim Advisors, LLC
GAIF II Aviation asset holding companies	DE	100%	by Guggenheim Aviation Investment Fund II, LP
GAIF II Aviation asset holding companies	DE	100%	by GAIF II U.S. Source Fund, LP
GAIF II FF Feeder Fund, L.P.	DE	0%	Managed by Guggenheim Aviation Services II, LLC
GAIF II Services Group, LLC	DE	100%	by Guggenheim Aviation Investment Fund II, LP

Name	Jurisdiction	Percent of Voting Securities Owned
GAIF II U.S. Source Blocker, LP	DE	0%	Managed by Guggenheim Aviation Services II, LLC
GAIF II U.S. Source Fund, LP	DE	0%	Managed by Guggenheim Aviation Services II, LLC
GAIF II U.S. Source Services Group, LLC	DE	100%	by GAIF II U.S. Source Fund, LP
GASG Co-Investor Fund I, LP	DE	50%	by 1900 Capital, Inc.
Gaston Financial Holdings, LLC	NJ	100%	by GLAC Holdings, LLC
GBH Venture Co., Inc.	DE	100%	by Consolidated Investment Services, Inc.
GBM Investco investment entities	DE	100%	by PLIC Holdings, LLC
GBM Investco investment entities	DE	100%	by EquiTrust Holdings, LLC
GBM Investco investment entities	DE	100%	by GLAC Holdings, LLC
GBM investment entities	DE	100%	by Security Benefit Corporation
GC Deferred Compensation I, LLC	DE	100%	by Guggenheim Capital, LLC
GC Deferred Compensation Offshore, Ltd.	CYM	100%	by Guggenheim Capital International, Ltd.
GC Maple Leaf, Inc.	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GC New York, LLC	DE	99.5%	by GC Parent Holdings, LLC
GC Orpheus Investors, LLC	DE	20.17%	by Guggenheim Partners, LLC
GC Parent Holdings, LLC	DE	100%	by Guggenheim Capital, LLC
GC Pilar Golf Investment, LLC	DE	100%	by GC Parent Holdings, LLC
GC Repo, LLC	DE	100%	by Guggenheim Partners, LLC
GC VIE Manager, LLC	DE	99.5%	by Guggenheim Partners, LLC
GDP property holding entities	DE	100%	by Guggenheim Development Partners, Inc.
GDP-Pilara Lotes, LLC	DE	100%	by GC Parent Holdings, LLC
Generation Financial Group, LLC	DE	50%	by JLx3, LLC
Generation Financial Group, LLC	DE	50%	by Guggenheim Partners, LLC
Generation Financial Mortgage, LLC	DE	66.87%	by GPFT Holdco, LLC
Generation Financial Mortgage, LLC	DE	25.81%	by Generation Financial Group, LLC
Generation Mortgage Company	CA	100%	by Generation Financial Mortgage, LLC
Gennessee Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
GFP Green Inc.	CYM	100%	by Guggenheim Global Infrastructure Company Limited
GFP Peru Dunas Holdings, Inc.	CYM	100%	by Guggenheim Global Infrastructure Company Limited
GFP Wind Holdings, LLC	DE	100%	by Guggenheim Franklin Park Management, LLC
GFS (Ireland) Limited	IRL	100%	by Guggenheim Fund Solutions, LLC
GFS MAP (Ireland) Public Limited Company	IRL	0%	Managed by Guggenheim Fund Solutions, LLC
GGIC Greenbacker Funding Ltd.	CYM	100%	by Guggenheim Global Infrastructure Company Limited
GGIC IIP Holdings LP	CYM	0%	Managed by GGIC IIP Holdings Ltd.
GGIC IIP Holdings LP	CYM	100%	by Guggenheim Global Infrastructure Company Limited
GGIC IIP Holdings Ltd.	CYM	100%	by Guggenheim Global Infrastructure Company Limited
GGIC KTI Holdings, Ltd.	CYM	100%	by Guggenheim Global Infrastructure Company Limited
GGIC Loan Funding I, LLC	DE	100%	by Guggenheim Global Infrastructure Company Limited
GGT GP LLC	DE	100%	by GGT Manager
GGT Manager	DE	100%	by Guggenheim Holdings, LLC
GGT Multi-Strategy Fund LLC	DE	0%	Managed by GGT Manager
GGT Multi-Strategy Funds	CYM	0%	Managed by GGT GP LLC
GGT Trading	DE	0%	Managed by GGT GP LLC
GIA Asia Holdings, Ltd.	CYM	100%	by GWM Holdco, LLC
GIA Europe Holdings, Ltd.	CYM	100%	by GWM Holdco, LLC
GIA Services (CA), Inc.	DE	100%	by Guggenheim Investment Advisors, LLC
GIAS Funds	DE	0%	Managed by Guggenheim Advisors, LLC
GIFS (Cayman) Ltd.	CYM	100%	by GIFS Capital Company, LLC
GIFS Capital Company, LLC	DE	100%	by Relationship Funding Company, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Gila Bend Power Partners, LLC	DE	50%	by Sammons Power Development, Inc.
GIM GP Ltd.	CYM	100%	by Guggenheim Partners Investment Management, LLC
GLAC CRE Holdings, LLC	DE	100%	by Guggenheim Life and Annuity Company
GLAC GBM Investco, LLC	DE	100%	by Guggenheim Life and Annuity Company
GLAC Holdings, LLC	DE	100%	by GPFT Holdco, LLC
GN Fund I, LLC	FL	100%	by Guggenheim Nicklaus Partners, LLC
GNP property holding entities	DE	100%	by Guggenheim-Nicklaus Fund I, Ltd.
GNP property holding entities	DE	100%	by Guggenheim Nicklaus Partners, LLC
GP Energy Partners, LLC	DE	100%	by Guggenheim Securities, LLC
GP Feeder Fund Management, LLC	DE	100%	by GWM Holdco, LLC
GP Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
GP India Opportunities Feeder Fund, LP	CYM	0%	Managed by Guggenheim Partners India GP, LLC
GPAM Holdings II, LLC	DE	100%	by Guggenheim Partners Investment Management, LLC
GPAM Holdings III, LLC	DE	100%	by Guggenheim Partners Investment Management, LLC
GPAM Holdings IV, LLC	DE	99.5%	by Guggenheim Partners Investment Management, LLC
GPAM Holdings, Inc.	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPBLK, Inc.	DE	100%	by GP Holdco, LLC
GPC Portfolio Companies	DE	0%	Managed by Guggenheim Advisors, LLC
GPFT Holdco, LLC	DE	100%	by GP Holdco, LLC
GPI Ventures, LLC	DE	100%	by The Grove Park Inn Resort, Inc.
GPI3, LLC	DE	100%	by GLAC Holdings, LLC
GPIM Holdings V, LLC	DE	(Varies)	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPM Center Court, LLC	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
GRE II Absolute Return Fund Ltd.	CYM	100%	by Guggenheim Plus II L.P.
GRE Plus Company, LLC	DE	99.5%	by Guggenheim Partners, LLC
GRE property holding companies	DE	84.0-100%	by Guggenheim Plus Leveraged LLC
GRE property holding companies	DE	100%	by Guggenheim Plus Unleveraged LLC
GRE property holding companies	DE	0%	Managed by Guggenheim Real Estate Investment Trust
GRE property holding companies	DE	67.0-100%	by Guggenheim Real Estate Investment Trust
GRE property holding companies	DE	0%	Managed by Guggenheim Plus Mezzanine Finance L.P.
GRE property holding companies	DE	95.0-100%	by Guggenheim Plus Mezzanine Finance L.P.
GRE U.S. Property Fund GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRE U.S. Property Fund LP	DE	100%	by GRE U.S. Property Fund GP LLC
Green Lane CLO Ltd	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Greenpark AHC, LLC	NJ	100%	by GLAC Holdings, LLC
Greenwood Holdco, LLC	NJ	100%	by GLAC Holdings, LLC
GREI GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRES GP LLC	DE	100%	by Guggenheim Trust Company LLC
Greyhound Financial Holdings, LLC	NJ	100%	by GLAC Holdings, LLC
GS Gamma Advisors, LLC	DE	50%	by GS Gamma Holdings, LLC
GS Gamma Holdings, LLC	DE	99.5%	by Guggenheim Partners, LLC
GS Gamma Investments, LLC	DE	0%	Managed by GS Gamma Management, LLC
GS Gamma Management, LLC	DE	50%	by GPFT Holdco, LLC
GSA Manager LLC	DE	100%	by GGT Manager LLC
GSA OPH LLC	DE	0%	Managed by GSA Manager LLC
GSFI, LLC	DE	70%	by Guggenheim Partners, LLC
GSFI, LLC	DE	30%	by JLx3, LLC
GTVI Partners, LLC	DE	44.4%	by Guggenheim Venture Partners, LLC
Guggenheim Access Funds	DE	0%	Managed by GP Feeder Fund Management, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Advisors (Cayman) Ltd.	CYM	100%	by Guggenheim Advisors, LLC
Guggenheim Advisors Funds	CYM	0%	Managed by Guggenheim Advisors, LLC
Guggenheim Advisors, LLC	DE	100%	by Guggenheim Alternative Asset Management, LLC
Guggenheim aero Finance Company, LLC	DE	100%	by GPBLK, Inc.
Guggenheim Alpha Solutions Fund, LLC	DE	100%	by GPIM Holdings V, LLC
Guggenheim Alternative Asset Management, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Apsley Fund, L.P.	CYM	0%	Managed by Guggenheim Apsley Holdings, LLC
Guggenheim Apsley Holdings, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Aviation GAP Holdco, LLC	DE	100%	by Guggenheim Aviation Partners, LLC
Guggenheim Aviation GM Holdco, LLC	DE	100%	by Guggenheim Manager, Inc.
Guggenheim Aviation GP Holdco, LLC	DE	100%	by Guggenheim Partners, LLC
Guggenheim Aviation Investment Fund II, LP	DE	0%	Managed by Guggenheim Aviation Services II, LLC
Guggenheim Aviation Offshore Investment Fund II, L.P.	CYM	0%	Managed by Guggenheim Aviation Services II, Ltd.
Guggenheim Aviation Partners Limited	GBR	100%	by Guggenheim Capital, LLC
Guggenheim Aviation Partners, LLC	DE	59.5%	by Guggenheim Partners, LLC
Guggenheim Aviation Services II, LLC	DE	39.5%	by Guggenheim Partners, LLC
Guggenheim Aviation Services II, Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim Aviation Services, LLC	DE	39.5%	by Guggenheim Partners, LLC
Guggenheim Aviation Services, LLC	DE	10%	by Guggenheim Aviation Partners, LLC
Guggenheim Aviation Services, Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim Capital International, Ltd.	CYM	100%	by GC Parent Holdings, LLC
Guggenheim Capital Mgmt. (Asia) Private Limited	IND	99%	by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Capital, LLC	DE	38.23%	by SAGE Assets, Inc.
Guggenheim Commercial Real Estate Finance, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Concinnity Funds	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Concinnity Strategy Funds	DE	0%	Managed by Guggenheim Partners, LLC
Guggenheim Corporate Funding, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Credit Services, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Development Partners, Inc.	DE	100%	by GC Parent Holdings, LLC
Guggenheim Disbursement Agent, LLC	DE	100%	by Guggenheim Services, LLC
Guggenheim Distributors, LLC	KS	100%	by Rydex Holdings, LLC
Guggenheim Energy Advisors, LLC	DE	100%	by GP Energy Partners, LLC
Guggenheim Energy Advisors, LLC	DE	0%	Managed by GP Energy Partners, LLC
Guggenheim Energy LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Energy Opportunities Fund, LP	DE	0%	Managed by Guggenheim Energy LLC
Guggenheim Energy Opportunities Leveraged Fund, LP	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Franklin Park Investments, L.P.	CYM	34.5%	by Guggenheim Franklin Park Investments, LLC
Guggenheim Franklin Park Investments, LLC	DE	60%	by GC Parent Holdings, LLC
Guggenheim Franklin Park Management, LLC	DE	100%	by Guggenheim Global Infrastructure Company Limited
Guggenheim Fund Solutions, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Funding (Cayman) Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim Funds Distributors, LLC	DE	100%	by Guggenheim Funds Services, LLC
Guggenheim Funds Investment Advisors, LLC	DE	100%	by Guggenheim Funds Services, LLC
Guggenheim Funds Services Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Funds Services, LLC	DE	100%	by Guggenheim Funds Services Holdings, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Global Infrastructure Company Limited	GGY	100%	by Guggenheim Franklin Park Investments, L.P.
Guggenheim Global Investments Public Limited Company	IRL	100%	by Guggenheim Partners Investment Management, LLC
Guggenheim Global Trading, LLC	DE	99.5%	by Guggenheim Manager Holdco, LLC
Guggenheim Golf Properties Investor, LLC	DE	99.5%	by GC Parent Holdings, LLC
Guggenheim High Yield Plus Funds	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Holdings, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Insurance Holdco, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Insurance Services, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Guggenheim International, LLC	DE	100%	by Guggenheim Corporate Funding, LLC
Guggenheim Investment Advisors (Europe) Limited	GBR	100%	by GIA Europe Holdings, Ltd.
Guggenheim Investment Advisors (Hong Kong) Limited	HKG	100%	by GIA Asia Holdings, Ltd.
Guggenheim Investment Advisors (Suisse) S.A.	CHE	16.67%	by Guggenheim Capital, LLC
Guggenheim Investment Advisors, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim Investment Advisory Solutions, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Investor Services, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim Investors Fund LLC	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Guggenheim IQ Equity Funds	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Knights of Security, LLC	DE	100%	by Guggenheim Partners, LLC
Guggenheim Life and Annuity Company	DE	100%	by GLAC Holdings, LLC
Guggenheim Loan Agent, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Loan Services Company fka JMFI Servicing Company	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Management, LLC	DE	100%	by Guggenheim Alternative Asset Management, LLC
Guggenheim Manager Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Manager, Inc.	DE	100%	by Guggenheim Capital, LLC
Guggenheim Merchant Manager, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Mortgage Capital, LLC	DE	80%	by Liberty Hampshire Holdings, LLC
Guggenheim Nicklaus Partners, LLC	DE	70%	by GC Parent Holdings, LLC
Guggenheim Opportunities Investors III, LLC	DE	80.98%	by Guggenheim Capital, LLC
Guggenheim Partners Advisory Company	SD	100%	by Guggenheim Partners, LLC
Guggenheim Partners Art Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Partners Covered Call Fund GP, L.L.C.	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund, L.P.	DE	0%	Managed by Guggenheim Partners Covered Call Fund GP, L.L.C.
Guggenheim Partners Europe Limited	IRL	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Partners India GP, LLC	DE	67%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Partners India Limited (Cayman)	CYM	100%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Management, LLC	DE	100%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners Investment Mgmt. Holdings, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Partners Investment Mgmt., LLC	DE	99.5%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Partners Latin America, Inc.	DE	16.67%	by GPBLK, Inc.
Guggenheim Partners London Premises Limited	UK	100%	by Guggenheim Capital, LLC
Guggenheim Partners Mauritius I, Ltd.	MUS	100%	by Guggenheim Partners India Limited (Cayman)

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Partners Mauritius II, Ltd.	MUS	100%	by Guggenheim Partners Mauritius I, Ltd.
Guggenheim Partners Opportunistic Investment Grade Securities Funds	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Partners, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Payroll Agent, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Plus GP LLC	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Plus II GP, LLC	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Plus II L.P.	DE	0%	Managed by Guggenheim Plus II GP, LLC
Guggenheim Plus L.P.	DE	0%	Managed by Guggenheim Plus GP LLC
Guggenheim Plus Leveraged LLC	DE	100%	by Guggenheim Plus L.P.
Guggenheim Plus Leveraged LLC	DE	100%	by Guggenheim Trust Company LLC
Guggenheim Plus Mezzanine Finance L.P.	DE	91%	by Guggenheim Plus L.P.
Guggenheim Plus Mezzanine Finance L.P.	DE	100%	by Guggenheim Trust Company LLC
Guggenheim Plus Mezzanine Finance L.P.	DE	0%	Managed by GRES GP LLC
Guggenheim PLUS Strategic Funding Member, Inc.	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Plus Unleveraged LLC	DE	100%	by Guggenheim Trust Company LLC
Guggenheim Portfolio Mgmt. (India) Private Limited	IND	49.9%	by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Premises I, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Private Debt Funds	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Private Family Network, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Proprietary Investor investment entities	CYM	100%	by GC Deferred Compensation Offshore, Ltd.
Guggenheim Real Estate Absolute Return Fund L.P.	DE	0%	Managed by GRES GP LLC
Guggenheim Real Estate International Fund L.P.	CYM	0%	Managed by GREI GP LLC
Guggenheim Real Estate Investment Trust	MA	100%	by Guggenheim Trust Company LLC
Guggenheim Real Estate LLC	DE	59.5%	by GPFT Holdco, LLC
Guggenheim Real Estate Partners L.P.	DE	94.94%	by GPFT Holdco, LLC
Guggenheim Real Estate Securities Fund L.P.	DE	0%	Managed by GRES GP LLC
Guggenheim Real Estate Services Inc.	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Reinsurance Holdings, LLC	DE	100%	by GPBLK, Inc.
Guggenheim SBC Holdings, LLC	DE	0%	Managed by Guggenheim Knights of Security, LLC
Guggenheim Securities Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Securities, LLC	DE	100%	by Links Holdings LLC
Guggenheim Services, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Specialized Products, LLC	DE	100%	by Security Investors, LLC
Guggenheim Stella Multi-Strategy Fund, LP	DE	100%	by Guggenheim Strategic Fund Mgmt., LLC
Guggenheim Strategic Fund Management, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Strategy Funds	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Technology Ventures I, L.P.	DE	0%	Managed by GTVI Partners, LLC
Guggenheim Transparent Value, LLC	DE	63.84%	by GPFT Holdco, LLC
Guggenheim Treasury Services (Europe) Limited	GBR	100%	by Liberty Hampshire International Limited
Guggenheim Treasury Services Corporation (N.Y.)	DE	100%	by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services, LLC	DE	100%	by Liberty Hampshire Holdings, LLC
Guggenheim Trust Assets, LLC	DE	100%	by Guggenheim Securities, LLC
Guggenheim Trust Company LLC	SD	99.5%	by Guggenheim Partners, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Venture Partners, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim VG, LLC	DE	100%	by Guggenheim Corporate Funding, LLC
Guggenheim Wealth Services, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim-meZocliq Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim-Nicklaus Fund I, Ltd.	FL	89.5%	by Guggenheim Golf Properties Investor, LLC
GW Ocean, LLC	DE	50%	by Guggenheim Partners Investment Mgmt., LLC
GWM Holdco, LLC	DE	88.5%	by Guggenheim Partners, LLC
Heights 2, LLC d/b/a WSGEV Holdings, LP	DE	100%	by Compatriot Capital, Inc.
Herakles Investments, Inc.	DE	100%	by Consolidated Investment Services, Inc.
HHEP-DirecPath, LP	DE	25%	by Sammons Capital, Inc.
HHEP-Directional, LP	DE	27.96%	by Sammons Capital, Inc.
HHEP-Latrobe, LP	DE	24.87%	by Sammons Capital, Inc.
HHEP-Ocular	DE	24.8%	by Sammons Capital, Inc.
HHEP-SafeMed, LP	DE	20.9%	by Sammons Capital, Inc.
IDF investment entities	DE	100%	by Security Benefit Life Insurance Company
IDF investment entities	DE	100%	by EquiTrust Life Insurance Company
IDF investment entities	DE	100%	by Guggenheim Life and Annuity Company
IIP Bridge Funding, LLC	DE	100%	by GPFT Holdco, LLC
IIP Bridge Investors, LLC	DE	100%	by GPFT Holdco, LLC
Infrastructure India Plc	DE	100%	by Franklin Park (Cyprus) Limited
Ingersol investment entities	DE	100%	by Bateson Holdings, LLC
Internet Radio Funding, LLC	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
IPEX LLC	DE	100%	by Generation Financial Group, LLC
IPEX Services, LLC	DE	100%	by Generation Financial Group, LLC
Iron Hill CLO Limited	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Jasmine Asset Funding Limited	CYM	100%	by The Liberty Hampshire Company, LLC
Java Acquisition Company property holding entities	DE	100%	by Bismarck Real Estate Partners, Inc.
JLB BUILDERS LLC	TX	100%	by JLB Partners LLC
JLB Partners LLC	DE	30%	by Compatriot Capital, Inc.
JLB REALTY LLC	TX	100%	by JLB Partners LLC
JLB RESIDENTIAL LLC	TX	100%	by JLB Partners LLC
JLx3, LLC	DE	22.22%	by Guggenheim Partners, LLC
Jonquil Park Capital, LLC	DE	99.5%	by The Liberty Hampshire Company, LLC
KDC Holdings, LLC	DE	50%	by E2M/SRC Investment Company, LLC
Kemps Landing Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Kennecott Funding Ltd	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Kenwood investment entities	DE	100%	by Bateson Holdings, LLC
Kessler investment entities	DE	100%	by Crossfield Holdings, LLC
King Tech Holdings Ltd.	CYM	100%	by GGIC KTI Holdings, Ltd.
King Tech International, Ltd.	CYM	100%	by King Tech Holdings Ltd.
Kitts Hill Funding A, LLC	DE	100%	by AF V, LLC
Kitts Hill Funding B, LLC	DE	100%	by AF VI, LLC
Kitts Hill Funding C, LLC	DE	100%	by AF VII, LLC
KLD Funding, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Lavallette Insurance Agency, LLC	DE	100%	by EquiTrust Life Insurance Company
LBAR, LLC	NC	50%	by Briggs Equipment, Inc.
LCLF investment entities	DE	100%	by Corporate Funding V, LLC
Leading Apartments LLC	DE	100%	by Village Green Holding, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Legacy (Cayman) Ltd.	CYM	100%	by Legacy Capital Company, LLC
Legacy Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Lexington Parker (Cayman) Ltd.	CYM	100%	by Lexington Parker Capital Company, L.L.C.
Lexington Parker Capital Company, L.L.C.	DE	100%	by The Liberty Hampshire Company, LLC
Liberty Hampshire Holdings, LLC	DE	99.5%	by Guggenheim Capital, LLC
Liberty Hampshire International Limited	CYM	100%	by The Liberty Hampshire Company, LLC
Links Holdings LLC	DE	99.5%	by Guggenheim Partners, LLC
Links Holdings, Inc.	DE	100%	by Guggenheim Partners, LLC
Lionel Holdings, LLC	DE	0%	Managed by Guggenheim Corporate Funding, LLC
Longhorn Trail Ranch II, Ltd.	TX	40%	by Compatriot Capital, Inc.
LSFCA A, LLC	DE	100%	by AF V, LLC
LSFCA B, LLC	DE	100%	by AF VI, LLC
LSFCA C, LLC	DE	100%	by AF VII, LLC
Magma WCFF II Ltd	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Marbrook investment entities	DE	100%	by Fairbury Holdings, LLC
Mexcolift Servicios de Personnel S. de R.L. de C.V.	MEX	99%	by Controladora Briggs de Mexico S. de R.L. de C.V.
		1%	by Briggs Equipment Mexico, Inc.
MF Master Seed Co., LLC	DE	100%	by SBC Funding, LLC
MF Seed Co., LLC	DE	100%	by MF Master Seed Co., LLC
Midland National Life Insurance Company	IA	100%	by Sammons Financial Group, Inc.
Midland National Services Corporation, LLC	DE	100%	by Midland National Life Insurance Company
Minerva Funding LLC	DE	100%	by Guggenheim Life and Annuity Company
Minerva Holdings Ltd.	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Minerva Holdings, LLC	DE	0%	Managed by Guggenheim Corporate Funding, LLC
Minutemen Park Cayman Limited	CYM	0%	Managed by Guggenheim Partners, LLC
MNL Reinsurance Company	IA	100%	by Midland National Life Insurance Company
Montacargas Yale, de Mexico S.A. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	by Briggs Equipment Mexico, Inc.
Moore's Creek Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
N318MM, LLC	KS	50%	by Security Benefit Corporation
Nominee Holding Company, LLC	DE	100%	by GPFT Holdco, LLC
North American Company for Life and Health Insurance	IA	100%	by Sammons Financial Group, Inc.
Note Funding, LLC	KS	100%	by Security Benefit Corporation
NZC Guggenheim Funds	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
NZCG Funding	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Optimus Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Orpheus Funding, LLC	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Orpheus Holdings, LLC	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Otter, Inc.	OK	100%	by Sammons Power Development, Inc.
Paragon GBM Investco, LLC	DE	100%	by Paragon Life Insurance Company of Indiana
Paragon Life Insurance Company of Indiana	IN	100%	by PLIC Holdings, LLC
Parkington Holdings, LLC	NJ	100%	by PLIC Holdings, LLC
Parkway Mortgage, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Pathfinder Renewable Wind Energy, LLC	WY	35.29%	by Sammons Power Development, Inc.
Pelia Holdings, LLC	NJ	100%	by PLIC Holdings, LLC
Picton S.à r.l.	LUX	99.6%	by The Liberty Hampshire Company, LLC
Pilar Holdings, LLC	FL	88.36%	by GC Pilar Golf Investment, LLC
Pillar Financial, LLC	DE	0%	Managed by Links Holdings LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Pillar Financial, LLC	DE	24.24%	by Links Holdings LLC
Pillar Multifamily, LLC	DE	100%	by Pillar Financial, LLC
Platler Financial Holdings, LLC	NJ	100%	by PLIC Holdings, LLC
PLIC CRE Holdings, LLC	DE	100%	by Paragon Life Insurance Company of Indiana
PLIC Holdings, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Poertner Holdco, LLC	NJ	100%	by PLIC Holdings, LLC
Prairie Trail investment entities	DE	100%	by Crossfield Holdings, LLC
Property Disposition, Inc.	DE	100%	by Sammons Financial Group, Inc.
Relationship Funding (Cayman) Ltd.	CYM	100%	by The Liberty Hampshire Company, LLC
Relationship Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Retail Investors I, LLC	DE	49%	by Stonefire Investors, LLC
Retail Investors I, LLC	DE	51%	by Stonebridge Investors I, LLC
Retail Investors II, LLC	DE	0%	Managed by Stonebridge Investors II, LLC
Retail Investors II, LLC	DE	99.5%	by Stonefire Investors, LLC
Ridgefield Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Rockwood investment entities	DE	100%	by Fairbury Holdings, LLC
RS Income Joint Venture	TX	50%	by Sammons Income Properties, Inc.
Rydex Fund Services, LLC	KS	100%	by Rydex Holdings, LLC
Rydex Holdings, LLC	KS	100%	by Security Benefit Asset Mgmt. Holdings, LLC
Saganaw Insurance Agency, LLC	DE	100%	by Guggenheim Life and Annuity Company
SAGE Assets, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Sammons BW, Inc.	DE	100%	by Sammons Distribution Holdings, Inc.
Sammons Capital, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Sammons Corporation	DE	100%	by Consolidated Investment Services, Inc.
Sammons Distribution Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Equity Alliance, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Financial Group, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Financial Network, LLC	DE	100%	by Sammons Securities, Inc.
Sammons Income Properties, Inc.	DE	100%	by Compatriot Capital, Inc.
Sammons Power Development, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Sammons Retirement Solutions, Inc.	DE	100%	by Sammons Financial Group, Inc.
Sammons Securities Company, LLC	DE	67.22%	by Sammons Securities, Inc.
Sammons Securities, Inc.	DE	100%	by Sammons Financial Group, Inc.
Sands Point Funding Ltd	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Sandy Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Saratoga Springs Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
SB Private Investments, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SB property holding entities	DE	100%	by Retail Investors I, LLC
SB property holding entities	DE	100%	by Retail Investors I, LLC
SB property holding entities	DE	100%	by Retail Investors II, LLC
SBC Funding, LLC	KS	100%	by Security Benefit Corporation
SBTCL Funding, LLC	DE	100%	by Corporate Funding IV, LLC
SBTree, Inc.	DE	100%	by Guggenheim Partners, LLC
se2, inc.	KS	100%	by Security Benefit Corporation
SecBen GBM Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Security Benefit Academy, Inc.	KS	100%	by Security Benefit Corporation
Security Benefit Asset Mgmt. Holdings, LLC	KS	100%	by GPFT Holdco, LLC
Security Benefit Corporation	KS	100%	by Guggenheim SBC Holdings, LLC
Security Benefit Life Insurance Company	KS	100%	by Security Benefit Corporation

Name	Jurisdiction	Percent of Voting Securities Owned
Security Distributors, Inc.	KS	100%	by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100%	by Security Benefit Corporation
Security Investors, LLC	KS	100%	by Rydex Holdings, LLC
Sena Financial investment entities	DE	100%	by Crossfield Holdings, LLC
SFVII GP, LLC	DE	100%	by Guggenheim Fund Solutions, LLC
SIA Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
Silver Ridge investment entities	DE	100%	by Fairbury Holdings, LLC
Ski Partners II, LLC	DE	32.75%	by Compatriot Capital, Inc.
Ski Partners, LLC	DE	32.73%	by Compatriot Capital, Inc.
SLF II-McCarty Investors II, LP	TX	69.5%	by Compatriot Capital, Inc.
SLF II-McCarty Investors, LP	TX	22.02%	by Compatriot Capital, Inc.
Solberg Reinsurance Company	IA	100%	by Midland National Life Insurance Company
Soo Line City Apartments, LLC	DE	90%	by Compatriot Capital, Inc.
		10%	by Village Green Holding, LLC
South Blacktree Agency, LLC	DE	100%	by SBTree, Inc.
SRI Ventures, LLC	DE	99%	by Compatriot Capital, Inc.
St. James Capital, LLC	DE	100%	by Pillar Financial, LLC
Stellar Funding Ltd	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Stonebridge Investors I, LLC	DE	99.5%	by GC Parent Holdings, LLC
Stonebridge Investors II, LLC	DE	99.5%	by GC Parent Holdings, LLC
Stonefire Investors, LLC	DE	100%	by Guggenheim Life and Annuity Company
Stony Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
TEK Financial, LLC	DE	99.5%	by Guggenheim Partners, LLC
Terrabyte Development, LLC	DE	100%	by Bismarck Real Estate Partners, Inc.
The Grove Park Inn Resort, Inc.	DE	100%	by Consolidated Investment Services, Inc.
The Liberty Hampshire Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
The Liberty Hampshire Company, LLC	DE	100%	by Liberty Hampshire Holdings, LLC
The Property and Casualty Reinsurance Company of Bermuda Ltd.	BMU	100%	by Guggenheim Reinsurance Holdings, LLC
theAudience, Inc.	DE	0%	Managed by SBC Funding, LLC
Thomas Weisel India Opportunity Fund, LP	DE	0%	Managed by Guggenheim Partners India GP, LLC
Ticknor Corner Holdings LLC	DE	100%	by Minerva Holdings, LLC
Ticknor Corner LLC	DE	100%	by Ticknor Corner Holdings LLC
Tocqueville Capital Company B.V.	DE	100%	by The Liberty Hampshire Company, LLC
Toledo-MNG, LLC	DE	90.57%	by GC Pilar Golf Investment, LLC
Toledo-SLS, LLC	DE	90.57%	by GC Pilar Golf Investment, LLC
Transparent Value Advisors, L.L.C.	DE	100%	by Transparent Value, L.L.C.
Transparent Value Private Limited	IND	99.97%	by Transparent Value, L.L.C.
Transparent Value, L.L.C.	DE	100%	by Guggenheim Transparent Value, LLC
Trigger Investco, LLC	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
UBSFC, LLC	DE	100%	by The Liberty Hampshire Company, LLC
UQ 720 Partners, LP	DE	95%	by Compatriot Capital, Inc.
Valcour Bay Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Village Green Communications LLC	DE	100%	by Village Green Holding, LLC
Village Green Construction LLC	DE	100%	by Village Green Holding, LLC
Village Green Development Holding LLC	DE	100%	by Village Green Holding, LLC
Village Green Holding, LLC	DE	50%	by Compatriot Capital, Inc.
Village Green Management Company LLC	DE	100%	by Village Green Holding, LLC
Washburn investment entities	DE	100%	by Crossfield Holdings, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
White Plains Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Whitestone Houston Land, Ltd.	DE	29.4%	by Heights 2, LLC d/b/a WSGEV Holdings, LP
Wind Investors I, LLC	DE	100%	by GFP Wind Holdings, LLC
XONM 2012, Inc.	DE	100%	by XONM LLC
XONM Capital LLC	DE	100%	by XONM LLC
XONM Funding LLC	DE	100%	by XONM Capital LLC
XONM LLC	DE	99.97%	by Guggenheim Mortgage Capital, LLC

SBL is also the depositor of the following separate accounts:  SBL Variable Annuity Accounts I, III, IV, SBL Variable Universal Life Insurance Account Varilife, Security Varilife Separate Account, Separate Account IX, Separate Account XII, Separate Account XV, Separate Account XIX, SBL Variable Annuity Account VIII, Variflex Separate Account, SBL Variable Annuity Account XIV, SBL Variable Annuity Account XVII, T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account.

As depositor of the separate accounts, SBL might be deemed to control them.  In addition, certain of the separate accounts invest in shares of SBL Fund, a “series” type mutual fund registered under the Investment Company Act of 1940.  An affiliate of SBL serves as investment advisor to SBL Fund.  The purchasers of SBL’s variable annuity and variable life contracts investing in SBL Fund will have the opportunity to instruct SBL with respect to the voting of shares of SBL Fund held by the separate accounts as to certain matters.  Subject to such voting instructions, SBL might be deemed to control SBL Fund.

Item 27.	Number of Contractowners

As of February 29, 2013, there were 25,872 owners of Qualified Contracts and 7,818 owners of Non-Qualified Contracts issued under SBL Variable Annuity Account XIV.

Item 28.	Indemnification

The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person’s capacity as director or officer.

The Articles of Incorporation include the following provision:

(a)  No director of the Corporation shall be liable to the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director’s duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit.  If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

(b)  Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a)(1)	Security Distributors, Inc. (“SDI”), a subsidiary of SBL, acts as principal underwriter for:

SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

(a)(2)	SDI acts as principal underwriter for the following variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York (“FSBL”):

Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)

(a)(3)	SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account 9

(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	Michael K. Reidy	President and Chairman of the Board
	Kurt E. Auleta	Vice President and Director
	Paula K. Dell	Vice President
	Ken M. DiFrancesca	Vice President and Director
	Ryan W. Johnson	Vice President
	James J. Kiley	Vice President
	James R. Schmank	Vice President
	Christopher D. Swickard	Vice President, Secretary and Director
	Mark W. Turner	Vice President
	Kevin M. Watt	Vice President
	Donald A. Wiley	Vice President
	Carmen R. Hill	Second Vice President and Assistant Secretary
	Kenneth J. Rathke	Assistant Vice President
	Lorette Ziegler	Treasurer
	Yolande C. Nichols	Chief Compliance Officer
*For all persons listed, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001.

(c)	(1)	(2)	(3)	(4)	(5)
	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
	Security Distributors, Inc.	$3,804,5071	$2,778,3862	$0	N/A

1.    SBL pays commissions to selling broker-dealers through SDI.  This is the amount paid to SDI in connection with all contracts sold through the separate account.  SDI passes through to selling broker-dealers all such amounts.

2.    A contingent deferred sales charge may be assessed on full or partial withdrawals from the contract.  This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the separate account, all of which is passed through to SBL.

Item 30.	Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.	Management Services

All management contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)
Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes that it will include as part of the variable annuity contract application a space that an applicant can check to request a Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

(d)
Security Benefit Life Insurance Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

(e)
SBL, sponsor of the unit investment trust, SBL Variable Annuity Account XIV, hereby represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

(f)
Depositor represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that it has complied with the provisions of paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 30th day of April 2013.

Security Benefit Life Insurance Company (the Depositor) – SBL Variable Annuity Account XIV (The Registrant)

By:	MICHAEL P. KILEY
Michael P. Kiley, Chief Executive Officer and Director

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 30, 2013.

SIGNATURES AND TITLES

By:	MICHAEL P. KILEY
Michael P. Kiley, Chief Executive Officer and Director
By:	*
John F. Frye, Senior Vice President, Chief Financial Officer (and chief accounting officer), Chief Investment Officer, Treasurer, and Director
By:	*
John F. Guyot, Senior Vice President, General Counsel, Secretary and Director
By:	*
Roger S. Offermann, Senior Vice President, Chief Actuary and Director
By:	*
Douglas G. Wolff, President and Director
*By:	CHRIS SWICKARD
Chris Swickard, as Attorney-in-Fact

EXHIBIT INDEX

(10) (a) Consent of Independent Registered Public Accounting Firm
        (b) Consent of Counsel